As filed with the Securities and Exchange Commission on December 2, 2005                         OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO. __                                          /    /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                           OPPENHEIMER INTEGRITY FUNDS
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                    (Address of Principal Executive Offices)

                                  303-768-3200
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                  (Registrant's Area Code and Telephone Number)

                              Robert G. Zack, Esq.
                 Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10148
                                 (212) 323-0250
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                     (Name and Address of Agent for Service)

   As soon as practicable after the Registration Statement becomes effective.
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                 (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Integrity Funds, on behalf of its series Oppenheimer Core
Bond Fund.

It is proposed that this filing will become effective on January 3, 2006 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Proxy Statement of Oppenheimer Core Bond Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                       OPPENHEIMER TOTAL RETURN BOND FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 15, 2006

To the Shareholders of Oppenheimer Total Return Bond Fund:

     Notice is hereby given that a Special Meeting of the Shareholders of
Oppenheimer Total Return Bond Fund ("Total Return Bond Fund"), an open-end registered management investment company, will be held at 6803 South Tucson Way,
Centennial, Colorado 80112 at 1:00 p.m., Mountain time, on March 15, 2006, or any adjournments thereof (the "Meeting"), for the following purposes:

1.   To approve an Agreement  and Plan of  Reorganization  between  Total Return
     Bond Fund and  Oppenheimer  Core  Bond Fund  ("Core  Bond  Fund"),  and the
     transactions   contemplated   thereby,   including   (a)  the  transfer  of
     substantially all the assets of Total Return Bond Fund to Core Bond Fund in exchange  for  Class A,  Class B,  Class C and  Class N shares of Core Bond
     Fund;  (b) the  distribution  of  these  shares  of Core  Bond  Fund to the corresponding  Class A, Class B, Class C and Class N shareholders  of Total
     Return Bond Fund in complete liquidation of Total Return Bond Fund; and (c)
     the  cancellation of the outstanding  shares of Total Return Bond Fund (all of the foregoing being referred to as the "Proposal").

2.   To act upon such other matters as may properly come before the Meeting.

     Shareholders of record at the close of business on December 6, 2005 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Total Return Bond Fund recommends a vote in favor of the Proposal.

             YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                          WE URGE YOU TO VOTE PROMPTLY.
                             YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
January 10, 2006
--------------------------------------------------------------------------------
                      PLEASE VOTE THE ENCLOSED PROXY TODAY.
            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                           OPPENHEIMER CORE BOND FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                     COMBINED PROSPECTUS AND PROXY STATEMENT
                             dated January 10, 2006

                       SPECIAL MEETING OF SHAREHOLDERS OF
                       OPPENHEIMER TOTAL RETURN BOND FUND
                          to be held on March 15, 2006

                          Acquisition of the Assets of
                       OPPENHEIMER TOTAL RETURN BOND FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

     By and in exchange for Class A, Class B, Class C and Class N shares of
                           OPPENHEIMER CORE BOND FUND

     This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer Total Return Bond Fund ("Total Return Bond Fund"),
an open-end management investment company, to be voted at a Special Meeting of
Shareholders (the "Meeting") to approve the Agreement and Plan of Reorganization
(the "Reorganization Agreement") and the transactions contemplated thereby (the
"Reorganization") between Total Return Bond Fund and Oppenheimer Core Bond Fund
("Core Bond Fund"), an open-end management investment company. This combined
Prospectus and Proxy Statement constitutes the Prospectus of Core Bond Fund and the Proxy Statement of Total Return Bond Fund filed on Form N-14 with the
Securities and Exchange Commission ("SEC"). If shareholders vote to approve the
Reorganization Agreement and the Reorganization, substantially all of the assets of Total Return Bond Fund will be acquired by and in exchange for shares of Core
Bond Fund and the assumption of certain liabilities, if any, described in the
Reorganization Agreement. The Meeting will be held at the offices of
OppenheimerFunds, Inc. ("Manager") at 6803 South Tucson Way, Centennial,
Colorado 80112 on March 15, 2006 at 1:00 P.M., Mountain time. The Board of
Trustees of Total Return Bond Fund is soliciting these proxies on behalf of
Total Return Bond Fund. This Prospectus and Proxy Statement will first be sent to shareholders on or about January 10, 2006.

     If the shareholders of Total Return Bond Fund vote to approve the
Reorganization Agreement and the Reorganization, shareholders will receive Class
A shares of Core Bond Fund equal in value to the value as of the "Valuation
Date," which is the business day preceding the Closing Date of the
Reorganization, of their Class A shares of Total Return Bond Fund; Class B shares of Core Bond Fund equal in value to the value as of the Valuation Date of their Class B shares of Total Return Bond Fund; Class C shares of Core Bond Fund equal in value to the value as of the Valuation Date of their Class C shares of
Total Return Bond Fund; and Class N shares of Core Bond Fund equal in value to the value as of the Valuation Date of their Class N shares of Total Return Bond
Fund. Total Return Bond Fund will then be de-registered under the Investment
Company Act of 1940 (the "Investment Company Act") and subsequently dissolved.

     This combined Prospectus and Proxy Statement gives information about the
Class A, Class B, Class C and Class N shares of Core Bond Fund that you should know before investing. You should retain it for future reference. A Statement of
Additional Information, dated January 10, 2006, relating to the Reorganization, has been filed with the SEC as part of the Registration Statement on Form N-14
(the "Registration Statement") and is incorporated herein by reference. You may receive a free copy by writing to OppenheimerFunds Services (the "Transfer
Agent") at P.O. Box 5270, Denver, Colorado 80217 or by calling toll-free
1.800.225.5677.

     The Prospectus of Core Bond Fund dated March 11, 2005 and its supplement dated September 30, 2005, are enclosed herewith and considered a part of this combined Prospectus and Proxy Statement. It is intended to provide you with information about Core Bond Fund. For more information regarding Core Bond Fund, in addition to its Prospectus, see the Statement of Additional Information of
Core Bond Fund dated March 11, 2005, and its supplements dated August 16, 2005 and September 30, 2005, which includes audited financial statements of Core Bond
Fund for the 12-month period ended December 31, 2004. Also see the unaudited financial statements of Core Bond Fund for the six-month period ended June 30,
2005. These documents have been filed with the SEC and are incorporated herein by reference. You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by calling toll-free
1.800.225.5677 or by visiting the website at www.oppenheimerfunds.com.

     For more information regarding Total Return Bond Fund, see the Prospectus of Total Return Bond Fund dated August 26, 2005 and its supplement dated
November 23, 2005. In addition to its Prospectus, see the Statement of
Additional Information of Total Return Bond Fund dated August 26, 2005, revised
November 23, 2005, which includes audited financial statements of Total Return
Bond Fund for the 12-month period ended April 30, 2005. Both documents have been filed with the SEC and are incorporated herein by reference. You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270,
Denver, Colorado 80217, by calling toll-free 1.800.225.5677 or by visiting the website at www.oppenheimerfunds.com.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated January 10, 2006.

                                TABLE OF CONTENTS
                     COMBINED PROSPECTUS AND PROXY STATEMENT

     What are the fees and expenses of each Fund and what are they expected to be after
         the Reorganization?..............................................................................   5
     What are the capitalizations of the Funds and what would the capitalization be after

What are the Principal Risks of an Investment in Total Return Bond Fund or

     What should I know about Class A, Class B, Class C and Class N Shares of

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer Total
     Return Bond Fund and Oppenheimer Core Bond Fund......................................................   A-1
Exhibit B:  Principal Shareholders........................................................................   B-1

Enclosure:
Prospectus of Oppenheimer Core Bond Fund dated March 11, 2005 and its supplement dated September 30, 2005.

                                       11
                                    SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined
Prospectus and Proxy Statement and by the Reorganization Agreement which is attached as Exhibit A. Shareholders should carefully review this Prospectus and
Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of Core Bond Fund which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked by the Board of Trustees of Total Return Bond Fund to approve the reorganization of your Fund, Total Return Bond Fund, with and into Core Bond Fund. If shareholders of Total Return Bond Fund approve the
Reorganization, substantially all of the assets of Total Return Bond Fund will be transferred to Core Bond Fund, in exchange for an equal value of shares of
Core Bond Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Core Bond Fund will then be distributed to Total Return Bond Fund shareholders, and Total Return Bond Fund will subsequently be liquidated. If the Reorganization is approved by shareholders of Total Return Bond Fund, you will no longer be a shareholder of
Total Return Bond Fund, and, instead, will become a shareholder of Core Bond
Fund. This exchange will occur on the Closing Date (as such term is defined in the Reorganization Agreement attached hereto as Exhibit A) of the
Reorganization.

         Approval of the Reorganization means that as a shareholder in Total
Return Bond Fund, you will receive Class A, Class B, Class C and Class N shares of Core Bond Fund equal in value to the value of the assets of Total Return Bond
Fund transferred to Core Bond Fund on the Closing Date. The shares you receive will be issued at net asset value ("NAV") without a sales charge and will not be subject to any contingent deferred sales charge ("CDSC").

         In considering whether to approve the Reorganization, you should consider, among other things:

(i)                   The principal differences between the Funds (as discussed
                      herein) and the relative advantages and disadvantages of
                      each Fund.
(ii)                  That the Reorganization would allow you the ability to
                      continue your investment in a fund that closely resembles
                      the investment style you were seeking when you invested in
                      Total Return Bond Fund.

         Each Fund is a registered, open-end, diversified, management investment company organized as a Massachusetts business trust. Total Return Bond Fund commenced operations on February 21, 2003. Core Bond Fund commenced operations on April 15, 1988. Total Return Bond Fund is significantly smaller than Core
Bond Fund. As of November 22, 2005, Total Return Bond Fund had approximately $57 million in net assets. In contrast, as of November 22, 2005, Core Bond Fund had approximately $892 million in net assets. The Manager anticipates that Total
Return Bond Fund's assets will not increase substantially in size in the near future. By merging into Core Bond Fund, shareholders of Total Return Bond Fund should have the benefit of economies of scale associated with a larger fund while maintaining their investment in a fund with similar investment objectives and policies. Additionally, the Manager is the investment manager to both funds and employs the same team of investment professionals to manage both funds. (See the discussion in "Reasons for the Reorganization" beginning on page 24 below for more details.)

         The Board of Total Return Bond Fund reviewed and discussed with the
Manager and the Board's independent legal counsel the proposed Reorganization.
Information with respect to each Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was also considered by the Board of Total
Return Bond Fund.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page 24 below), together with other factors and information considered relevant at a meeting held on September 14, 2005, the Board of Trustees of Total Return Bond Fund
concluded that the Reorganization would be in the best interests of shareholders of Total Return Bond Fund and that the Fund would not experience any dilution as a result of the Reorganization. The Board of Trustees of Total Return Bond Fund
voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

         The proposed Reorganization was also approved by the Board of Trustees of Core Bond Fund at a meeting held on October 28, 2005.

                 THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
               TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Total Return Bond Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Core Bond Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

         For federal income tax purposes, the holding period of your Total
Return Bond Fund shares will be carried over to the holding period for Core Bond
Fund shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date (as such term is defined in the Reorganization
Agreement) of the Reorganization. For further information about the tax consequences of the Reorganization, please see the "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

As shown in the chart below, the respective investment objectives and strategies of the Funds are substantially similar. However, Total Return Bond also has a secondary objective to emphasize preservation of capital.

  ---------------------------------------------------------- --------------------------------------------------------
  TOTAL RETURN BOND FUND                                     CORE BOND FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                              Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Seeks to maximize total return through both capital Seeks total return by investing mainly in debt appreciation and income. As a secondary objective, the instruments. Fund emphasizes preservation of capital.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                              Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Under normal market conditions the Fund invests at least   Under normal market conditions, the Fund invests at
  80% of its net assets (plus borrowings for investment      least 80% of its net assets (plus borrowings for
  purposes) in bonds. The Fund primarily invests in          investment purposes) in investment grade bonds. Those
  investment-grade debt securities, U.S. government          investment-grade debt securities can include:
  securities and money market instruments, under normal      o domestic and foreign corporate debt obligations,
  market conditions. Those investment-grade debt             o domestic and foreign government bonds, including
  securities can include:                                         U.S. government securities, and
  o domestic and foreign government bonds,                   o mortgage-related securities (including CMOs) issued
  o domestic and foreign corporate debt obligations,              by private issuers.
  o mortgage-related securities (including collateralized
       mortgage obligations ("CMOs")) issued by private      In general, these debt securities are referred to as
       issuers, and                                          "bonds." The Fund's investments in U.S. government
  o other debt obligations.                                  securities include securities issued or guaranteed by
                                                             the U.S. government or its agencies or
  The Fund's investments in U.S. government securities       federally-chartered corporate entities referred to as
  include securities issued or guaranteed by the U.S.        "instrumentalities." These include mortgage-related
  government or its agencies or federally-chartered          U.S. government securities and CMOs. The Fund can also
  corporate entities referred to as "instrumentalities."     invest in money market instruments and other debt
  These include mortgage-related U.S. government             obligations.
  securities and CMOs.
  There is no set allocation of the Fund's assets among      There is no set allocation of the Fund's assets among
  the classes of securities the Fund buys, but currently     the classes of securities the Fund buys, but the Fund
  the Fund focuses mainly on U.S. government securities      focuses mainly on U.S. government securities and
  and investment-grade debt securities. However, if market   investment-grade debt securities. However, if market
  conditions change, the Fund's portfolio managers might     conditions change, the Fund's portfolio managers might
  change the relative allocation of the Fund's assets. The   change the relative allocation of the Fund's assets.
  Fund can invest up to 20% of its total assets in           The Fund can invest up to 20% of its total assets in
  high-yield debt securities that are below                  high-yield debt securities that are below
  investment-grade (commonly referred to as "junk bonds").   investment-grade (commonly referred to as "junk
                                                             bonds").
  The Fund seeks to maintain an average effective            The Fund seeks to maintain an average effective
  portfolio duration of three to six years (measured on a    portfolio duration of three to six years (measured on
  dollar-weighted basis) to try to reduce the volatility     a dollar-weighted basis) to try to reduce the
  of the value of its securities portfolio. The Fund has     volatility of the value of its securities portfolio.
  no limitations on the range of maturities of the debt      The Fund has no limitations on the range of maturities
  securities in which it can invest and therefore may hold   of the debt securities in which it can invest and
  bonds with short-, medium- or long-term maturities.        therefore may hold bonds with short-, medium- or
  Because of market events and interest rate changes, the    long-term maturities. Because of market events and
  duration of the portfolio might not meet that target at    interest rate changes, the duration of the portfolio
  all times. The Manager will attempt to maintain the        might not meet that target at all times. The Manager
  overall weighted average credit quality of the portfolio   will attempt to maintain the overall weighted average
  at a rating of "A-" (or equivalent) or higher from any     credit quality of the portfolio at a rating of "A-"
  nationally recognized credit rating organization. These    (or equivalent) or higher from any nationally
  investments are more fully explained in "About the         recognized credit rating organization. These
  Fund's Investments," below. As stated below, the Fund      investments are more fully explained in "About the
  can use derivatives to seek increased returns or to try    Fund's Investments," below. As stated below, the Fund
  to hedge investment risks.                                 can use derivatives to seek increased returns or try
                                                             to hedge investment risks.
  In selecting securities for the Fund, the Fund's           In selecting securities for the Fund, the Fund's
  portfolio managers analyze the overall investment          portfolio managers analyze the overall investment
  opportunities and risks in different sectors of the debt   opportunities and risks in different sectors of the
  securities markets by focusing on business cycle           debt securities markets by focusing on business cycle
  analysis and relative values between the corporate and     analysis and relative values between the corporate and
  government sectors. The portfolio managers' overall        government sectors. The portfolio managers' overall
  strategy is to build a broadly diversified portfolio of    strategy is to build a broadly diversified portfolio
  corporate and government bonds. The portfolio managers     of corporate and government bonds. The portfolio
  currently focus on the factors below (which may vary in    managers currently focus on the factors below (which
  particular cases and may change over time), looking for:   may vary in particular cases and may change over
                                                             time), looking for:
  o Debt securities in market sectors that offer
       attractive relative value, o Debt securities in market sectors that offer
  o Investment-grade securities that offer more income attractive relative value,
       than U.S. treasury obligations with a good balance    o Investment-grade securities that offer more income
       of risk and return,                                        than U.S. treasury obligations with a good

o    High income  potential from different  types of balance of risk and return, corporate and government securities, and

o    High income potential from different types of

o    Broad portfolio diversification to help reduce the corporate and government securities,  and volatility of the Fund's share prices.  o Broad  portfolio diversification to help reduce the volatility of the Fund's share prices.

The portfolio manager monitors individual issuers for The portfolio manager monitors individual issuers for changes in the factors above and these changes may changes in the factors above and these changes may trigger a decision to sell a security. Generally, the trigger a decision to sell a security.
  Generally, the "total return" sought by the Fund consists of income "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital earned on the Fund's investments, plus capital appreciation, if any, which generally arises from appreciation, if any, which generally arises from decreases in interest rates, improving credit decreases in interest rates, improving credit fundamentals for a particular sector or security, and fundamentals for a particular sector or security, and managing pre-payment risks associated with managing pre-payment risks associated with mortgage-related securities, as well as other techniques. mortgage-related securities, as well as other
                                                             techniques.
  -------------------------------------------------------------------------------------------------------------------
                                     Manager
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                               Portfolio Managers
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Angelo G. Manioudakis                                      Angelo G. Manioudakis
  Antulio N. Bomfim                                          Benjamin J. Gord
  Geoffrey Caan                                              Charles Moon
  Benjamin J. Gord
  Charles Moon
  ---------------------------------------------------------- --------------------------------------------------------

In general the investment policies of the two Funds are similar but not identical. The principal difference is that Total Return seeks to emphasize preservation of capital as a secondary investment objective. As a result, Total
Return Bond Fund may invest more heavily in money market instruments. Both Funds may invest in securities issued by private issuers that do not offer the credit backing of the U.S. Government. Both Funds may buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or assets or receivables. Core Bond Fund may invest in credit derivatives, such as credit default swaps, and may also invest in preferred stocks. Additionally, Core Bond Fund may engage in securities lending. For more information, see the discussion in "What are the Principal Risks of an
Investment in Total Return Bond Fund or Core Bond Fund?" beginning on page 14.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Total Return Bond Fund and Core Bond Fund each pay a variety of expenses directly for management of the respective Fund's assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share.
Shareholders pay these expenses indirectly. Shareholders pay other expenses directly, such as sales charges.

         The following table is provided to help you understand and compare the fees and expenses of investing in shares of Total Return Bond Fund with the fees and expenses of investing in shares of Core Bond Fund. The pro forma fees and expenses of the surviving Core Bond Fund show what the fees and expenses are expected to be after giving effect to the Reorganization of Total Return Bond
Fund into Core Bond Fund.

         The chart below reflects the current contractual management fee schedule for each of the Funds and the proposed lower management fee schedule for the surviving Core Bond Fund upon the successful completion of the
Reorganization. The Manager has contractually agreed to reduce the advisory fees paid by Core Bond Fund to the Manager following the successful completion of the
Reorganization from the current rate of 0.56% to 0.50%, as shown below in the last column of the table. The lowered rate of 0.50% reflects anticipated assets of the Fund immediately following the Reorganization. As a result, the effective management fee for Core Bond Fund (post merger) is expected to be the same as that for Total Return Bond Fund (pre merger).

                              PRO FORMA FEE TABLES
                 For the 12 month period ended December 31, 2004

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                   Total Return Bond   Core Bond Fund       Pro Forma Surviving
                                                   Fund                                     Core Bond Fund
                                                   Class A shares      Class A Shares       Class A shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %         4.75%                4.75%                   4.75%
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             None(1)              None(1)                 None(1)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.50%                0.56%                  0.50%(6)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                0.25%(2)              0.25%                   0.25%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.18%                0.29%                   0.29%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            0.93%                1.10%                   1.04%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                   Total Return Bond   Core Bond Fund       Pro Forma Surviving Core
                                                   Fund                                     Bond Fund
                                                   Class B shares      Class B Shares       Class B shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              5%(3)                5%(3)                   5%(3)
redemption proceeds)
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.50%                0.56%                  0.50%(6)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.87%                0.35%                   0.35%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.37%                1.91%                   1.85%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                   Total Return Bond   Core Bond Fund       Pro Forma Surviving
                                                   Fund                                     Core Bond Fund
                                                   Class C Shares      Class C Shares       Class C Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of          1%(4)                1%(4)                   1%(4)
the lower of the original offering price or
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.50%                0.56%                  0.50%(6)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.63%                0.31%                   0.31%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.13%                1.87%                   1.81%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                   Total Return Bond   Core Bond Fund       Pro Forma Surviving Core
                                                   Fund                                     Bond Fund
                                                   Class N shares      Class N Shares       Class N shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(5)                1%(5)                   1%(5)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.50%                0.56%                  0.50%(6)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.46%                0.45%                   0.45%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.46%                1.51%                   1.45%
-------------------------------------------------- ------------------- -------------------- ---------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays. The
"Other Expenses" shown for both Funds are based on, among other things, the fees the Funds would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Funds to limit those transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. Additionally, the Manager has voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses such that "Total Fund Operating Expenses" will not exceed 0.90% for
Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15%
for Class N shares of both Funds. The voluntary waivers described above may be amended or withdrawn at any time.

After giving effect to the transfer agent fee waiver and expense limitation described above the actual "Total Fund Operating Expenses" for Total Return Bond
Fund were 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class N shares. Because the management fee waiver for Core
Bond Fund did not become effective until March 1, 2004, the actual "Total Fund
Operating Expenses" for Core Bond Fund were 0.93% for Class A shares, 1.69% for
Class B shares, 1.69% for Class C shares, and 1.20% for Class N shares.

1.   A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" in each Fund's Prospectus for details.
2.   Due to the relatively low proportion of Class A shareholders who purchased shares of Total Return Bond Fund through brokers, dealers and other financial institutions entitled to receive payments under the Class A service (12b-1) plan, "Distribution and/or Service (12b-1) Fees" were 0.08%
     for the period ended December 31, 2004. "Distribution and/or Service
     (12b-1) Fees" are expected to be 0.25% for the current fiscal year.
3.   Applies to redemptions within the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
4.   Applies to shares redeemed within 12 months of purchase.
5.   Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares. 6. Upon completion of the Reorganization, Core
     Bond Fund will contractually reduce its Management Fee. Figure shown reflects Core Bond Fund's anticipated net asset level immediately following the Reorganization, after giving effect to the reduced management fee.

Examples

         These examples below are intended to help you compare the cost of investing in each Fund and the surviving Core Bond Fund after the
Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

         Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                             Total Return Bond Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $566                $759                 $967                $1,569
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $743               $1,048               $1,480             $2,030(3)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $318                $674                $1,156               $2,488
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $250                $465                 $803                $1,759
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                             Total Return Bond Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed(2):           1 year              3 years             5 years              10 years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $566                $759                 $967                $1,569
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $243                $748                $1,280             $2,030(3)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $218                $674                $1,156               $2,488
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $150                $465                 $803                $1,759
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                 Core Bond Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $582                $810                $1,056               $1,758
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $696                $906                $1,241             $1,843(3)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $292                $593                $1,020               $2,211
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $255                $481                 $830                $1,815
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                 Core Bond Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed(2):           1 year              3 years             5 years              10 years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $582                $810                $1,056               $1,758
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $196                $606                $1,041             $1,843(3)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $192                $593                $1,020               $2,211
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $155                $481                 $830                $1,815
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                       Pro Forma Surviving Core Bond Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $577                $792                $1,025               $1,692
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $690                $887                $1,210             $1,776(3)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $286                $575                 $989                $2,146
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $249                $462                 $798                $1,748
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                       Pro Forma Surviving Core Bond Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed(2):           1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $577                $792                $1,025               $1,692
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $190                $587                $1,010             $1,776(3)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $186                $575                 $989                $2,146
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $149                $462                 $798                $1,748
----------------------------------- ------------------ -------------------- ------------------- ---------------------

(1.) In the "If shares are redeemed" examples, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
(2.) In the "If shares are not redeemed" examples, the Class A expenses include the initial sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
(3.) Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following table sets forth the capitalization (unaudited) of Total
Return Bond Fund and Core Bond Fund as of September 30, 2005 and indicates the pro forma combined capitalization as of September 30, 2005 as if the
Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                   Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                              $44,849,632                 4,502,160                     $9.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $4,696,864                  471,454                      $9.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $7,451,045                  748,214                      $9.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                               $3,111,584                  312,317                      $9.96
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                  $60,109,125                 6,034,145
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                               $458,656,930                44,510,641                    $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $131,254,856                12,742,376                    $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $104,709,396                10,155,161                    $10.31
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                               $33,678,318                 3,269,502                     $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                               $120,501,806                11,709,704                    $10.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                   $848,801,306                82,387,384
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                               $503,506,562                48,863,115                    $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $135,951,720                13,198,382                    $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $112,160,441                10,877,799                    $10.31
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                               $36,789,902                 3,571,577                     $10.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                               $120,501,806                11,709,704                    $10.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                   $908,910,431                88,220,577
----------------------------------------------------------------------------------------
* Reflects the issuance of 4,352,474 Class A shares, 456,006 Class B shares,
722,638 Class C shares and 302,075 Class N shares of Core Bond Fund in a tax-free exchange for the net assets of Total Return Bond Fund, aggregating
$60,109,125.

How have the Funds performed?

         The following past performance information for the each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance for
Class A shares from year to year for the last ten calendar years (or the calendar year since inception for Total Return Bond Fund) and (ii) tables detailing how the average annual total returns of each Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and
Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The past investment performance of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for Total Return Bond Fund (Class A) as of 12/31/04
[See appendix to prospectus and proxy statement for data in bar chart showing annual total returns for Oppenheimer Total Return Bond Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2005 through September 30, 2005, the cumulative total return (not annualized) before taxes for Total Return Bond Fund was 1.63%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 3.17% (3rd Qtr 04) and the lowest return
(not annualized) before taxes for a calendar quarter was -2.19% (2nd Qtr 04).

Annual Total Returns for Core Bond Fund (Class A) as of 12/31 each year
[See appendix to prospectus and proxy statement for data in bar chart showing annual total returns for Oppenheimer Core Bond Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2005 through September 30, 2005, the cumulative total return (not annualized) before taxes for Class A shares of Core Bond Fund was 1.81%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.24% (2Qtr95) and the lowest return
(not annualized) before taxes for a calendar quarter was -2.33% (2Qtr04).

--------------------------------------------- ---------------------- ---------------------------
Total Return Bond Fund1, (2)
--------------------------------------------- ---------------------- ---------------------------
--------------------------------------------- ---------------------- ---------------------------
                                                                              5 Years
Average Annual Total Returns                         1 Year            (or life of class, if
for the periods ended December 31, 2004                                        less)
--------------------------------------------- ---------------------- ---------------------------
--------------------------------------------- ---------------------- ---------------------------
Class A Shares (inception 2/21/03)
  Return Before Taxes                                -0.66%                    1.54%
  Return After Taxes on Distributions                -2.05%                    0.28%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                -0.42%                    0.60%
--------------------------------------------- ---------------------- ---------------------------
CitiGroup Broad Investment-Grade (BIG) Bond
Index (reflects no deduction for fees,
expenses or taxes)(3)                                 4.48%                    3.90%*
--------------------------------------------- ---------------------- ---------------------------
Class B Shares (inception 2/21/03)                   -1.59%                    1.18%
--------------------------------------------- ---------------------- ---------------------------
Class C Shares (inception 2/21/03)                    2.51%                    3.29%
--------------------------------------------- ---------------------- ---------------------------
--------------------------------------------- ---------------------- ---------------------------
Class N Shares (inception 2/21/03)                    2.93%                    3.81%
--------------------------------------------- ---------------------- ---------------------------
* From 2/28/03

--------------------------------------------- ------------------------- ------------------------ ------------------------
Core Bond Fund1, (4)
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
                                                                                5 Years                 10 Years
Average Annual Total Returns                           1 Year            (or life of class, if    (or life of class, if
for the periods ended December 31, 2004                                          less)                    less)
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class A Shares (inception 4/15/88)
  Return Before Taxes                                  -0.08%                    5.69%                    6.34%
  Return After Taxes on Distributions                  -1.54%                    3.47%                    3.81%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                  -0.07%                    3.45%                    3.81%
--------------------------------------------- ------------------------- ------------------------ ------------------------
CitiGroup Broad Investment-Grade (BIG) Bond
Index (reflects no deduction for fees,
expenses or taxes) (3)                                 4.48%                     7.73%                    7.73%
--------------------------------------------- ------------------------- ------------------------ ------------------------
Lehman Brothers Credit Index (reflects no              5.24%                     8.63%                    8.41%
deduction for fees, expenses or taxes)(3)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses              4.34%                     7.71%                    7.72%
or taxes) (3)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class B Shares (inception 5/3/93)                      -0.79%                    5.62%                  6.39%(5)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class C Shares (inception 7/11/95)                     3.12%                     5.95%                    5.16%
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class N Shares (inception 3/1/01)                      3.71%                     6.01%                     N/A
--------------------------------------------- ------------------------- ------------------------ ------------------------

1.   The Funds' returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
2.   Total Return Bond Fund's average annual total returns include the applicable sales charges: for Class A the current maximum initial sales charge is 4.75%; for Class B shares, the contingent deferred sales charges is 5% (1-year) and 3% (life of class); and for Class C and Class N, the 1%
     contingent deferred sales charge for the 1-year period.
3.   The performance of both Funds' Class A shares is compared to CitiGroup
     Broad Investment-Grade (BIG) Bond Index ("CitiGroup BIG Bond Index"), which represents a market capitalization-weighted index that includes U.S.
     Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate bonds with a maturity of one year or longer and is generally considered representative of the U.S. bond market. The performance of the
     Core Bond Fund's Class A shares also is compared to the Lehman Brothers
     Credit Index, which measures the performance of non-convertible investment-grade domestic corporate debt securities and the Lehman Brother
     Aggregate Bond Index, which measures the performance to the broad-based index of government agencies and corporate debt. Core Bond Fund changed its index on January 21, 2005 from the Lehman Brothers Credit Index to
     CitiGroup BIG Bond Index because the Manager believe that the CitiGroup BIG
     Bond Index is a more appropriate benchmark reflecting the types of securities in which Core Bond Fund invests. The CitiGroup BIG Bond Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. Both Funds' investments vary from those in the indices.
4.   Core Bond Fund's average annual total returns include the applicable sales charges: for Class A the current maximum initial sales charge is 4.75%; for
     Class B shares, the contingent deferred sales charges is 5% (1-year) and 2%
     (5-year); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period.
5.   Because Class B shares convert to Class A shares 72 months after purchase,
     Class B "10 Years" performance for Core Bond Fund does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

         Both Funds are part of the OppenheimerFunds family of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the Funds are substantially the same. Shares of either Fund may be exchanged for shares of the same class of other Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 4.75% on Class A shares for purchases of less than $25,000. The sales charge of 4.75% is reduced for purchases of Class A shares of $25,000 or more. Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within
18 calendar months from the beginning of the calendar month during which they were purchased. Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") upon redemption depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge, but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted. Class N shares are purchased without an initial sales charge, but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

         Class A, Class B, Class C and Class N shares of Core Bond Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC or redemption fee will be imposed on any Total Return Bond Fund shares exchanged for Core Bond Fund shares as a result of the Reorganization.
However, any CDSC that applies to Total Return Bond Fund shares as of the date of the exchange will carry over to Core Bond Fund shares received in the
Reorganization.

Dividends and Distributions

         Both Funds intend to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of Trustees of each Fund. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Funds from the purchase payment for shares. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

         Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Funds may make supplemental distributions of dividends and capital gains following the end of their fiscal years. There can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

         Both Funds also offer the following privileges: (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent, (ii) reinvestment of dividends and distributions at net asset value, (iii) net asset value purchases by certain individuals and entities, (iv) Asset Builder (automatic investment) Plans, (v)
Automatic Withdrawal and Exchange Plans for shareholders who own shares of the
Funds valued at $5,000 or more, (vi) AccountLink and PhoneLink arrangements,
(vii) exchanges of shares for shares of the same class of certain other funds at net asset value, (viii) telephone and Internet redemption and exchange privileges, (ix) wire redemptions of fund shares (for a fee), and (x)
checkwriting. All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses. For additional information, please see the section in the current
Prospectus of Core Bond Fund titled "ABOUT YOUR ACCOUNT."

            WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN TOTAL RETURN BOND
FUND OR CORE BOND FUND?

         The risks associated with an investment in each Fund are substantially similar. However, Core Bond Fund may have greater exposure to the risk of investing in asset-backed securities. Total Return Bond Fund may have greater exposure to the risk of investing in mortgage-backed securities issued by private issuers that do not offer the credit backing of the U.S. government.

         Like all investments, an investment in either Fund involves risk. There is no assurance that either Fund will meet its investment objective. The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share. There is also the risk that poor securities selection by the Manager will cause the Funds to underperform other funds having a similar objective. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         In the OppenheimerFunds spectrum, the Funds generally have more risks than bond funds that focus primarily on U.S. government securities, but the
Funds' emphasis on investment-grade securities may make their share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain
U.S. government agencies that are backed by the full faith and credit of the
U.S. government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S. government such as the Federal Home Loan Mortgage
Corporation and the Federal National Mortgage Association are neither guaranteed nor insured by the U.S. government but generally are considered to have low credit risks. These securities are described further below in "Obligations
Issued or Guaranteed by U.S. Government Agencies or Instrumentalities."
Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, the Funds' income may be reduced. If an issuer fails to repay principal, the value of that security and of the Funds' shares may be reduced.

o        Special Risks of Lower-Grade Securities. Because the Funds can invest up to 20% of their total assets in securities (including convertible securities) below investment-grade, the Funds' credit risks are greater than those of funds that buy only investment-grade securities.
         Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.
         Those risks can reduce the Funds' share prices and the income it earns.
         The market for lower-grade securities may be less liquid, especially during times of economic distress, and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS. Debt securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of outstanding debt securities generally rise. When prevailing interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times, the Funds may buy longer-term debt securities. When the average duration of the Funds' portfolio is longer, their share prices may fluctuate more when interest rates change. The Funds can buy zero-coupon or
"stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. The Funds' share prices can go up or down when interest rates change, because of the effect of the change on the value of the Funds' investments. Also, if interest rates fall, the Funds'
investments in new securities at lower yields will reduce the Funds' income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Funds buy mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Funds to lose a portion of their principal investment represented by the premium the Funds paid.

         If prepayments of mortgages underlying a Collateralized Mortgage
Obligation ("CMO") occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Funds'
shares to fall more.

RISKS OF USING DERIVATIVE INVESTMENTS. The Funds can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives the Funds can use.

         If the issuer of the derivative does not pay the amount due, the Funds can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Funds' share prices could fall and the Funds could get less income than expected, or their hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price. The Funds have limits on the amount of certain types of derivatives they can hold. However, using derivatives can cause the Funds to lose money on their investments and/or increase the volatility of their share prices. Hedging. The Funds can buy and sell certain kinds of futures contracts, put and call options, interest rate swaps and forward contracts to hedge investment risks. The Funds are not required to use hedging instruments to seek its objective and do not currently use them to a significant degree.

         There are special risks in particular hedging strategies. If the
         Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Funds' return.
         The Funds could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
Credit   Derivatives. Core Bond Fund may enter into credit default swaps, both
         (i) directly and (ii) indirectly in the form of a swap embedded within a structured note to protect against the risk that a debt security will default. Core Bond Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event
         (for example, the security fails to timely pay interest or principal),
         Core Bond Fund either delivers the defaulted bond (if Core Bond Fund has taken the short position in the credit default swap, also known as
         "buying credit protection") or pays the par amount of the defaulted bond (if Core Bond Fund has taken the long position in the credit default swap note, also known as "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where Core Bond Fund took a short position in the swap and there has been a credit event.

U.S. GOVERNMENT SECURITIES. Not all of the U.S. government securities the Funds buy are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. All of these different types of securities described below are generally referred to as "U.S. government securities." o U.S. Treasury
Obligations. These include Treasury bills (having maturities of one year or less when issued),
         Treasury notes (having maturities of more than one year and up to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Funds can buy U.S. Treasury securities that have been "stripped" of their coupons and zero-coupon securities described below.
o        Obligations Issued or Guaranteed by U.S. Government Agencies or
         Instrumentalities. These include direct obligations and
         mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
         Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
         Association ("Fannie Mae") bonds or Federal Home Loan Mortgage
         Corporation ("Freddie Mac") obligations.
o        Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
         They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
         The Funds can have substantial amounts of their assets invested in mortgage-related U.S. government securities.
         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Funds' share prices.

OTHER DEBT SECURITIES. While the Funds invest primarily in investment-grade debt securities, it is not required to dispose of debt securities that fall below investment grade after the Funds buy them. However, the portfolio managers will monitor those holdings to determine whether the Funds should sell them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.
There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price. These risks can reduce the Funds' share prices and the income it earns.

ASSET-BACKED SECURITIES. The Funds can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

PRIVATE-ISSUER SECURITIES. The Funds can invest in securities issued by private issuers that do not offer the credit backing of the U.S. government. These include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks, savings and loans, mortgage bankers or special trusts. The Funds can buy other types of asset-backed securities collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above). There is the risk that private issuers may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.

THE FUNDS' PORTFOLIO "DURATION" STRATEGIES. The "maturity" of a security (the date when its principal repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

         Each Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of three to six years under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that either Fund will achieve its targeted portfolio duration at all times.

         Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of CMOs, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Funds'
investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.

FOREIGN INVESTING. Each Fund may invest a portion of its assets in foreign debt securities. The Funds can buy debt securities issued by foreign governments or companies. The Funds can buy securities of governments and companies in emerging and developed markets. However, Total Return Bond Fund limits its investments to not more than 10% of its net assets in the securities of governments and companies in emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the "full faith and credit" of the government.

         The Funds' foreign debt investments can be denominated in U.S. dollars or in foreign currencies. However, the Funds may not invest more than 20% of their net assets in foreign debt securities. The Funds will buy and sell foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.
o        Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Funds' share prices and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
         dollar value of securities denominated in that foreign currency.
         Currency rate changes can also affect the distributions the Funds make from the income they receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Funds. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign securities to fall and therefore could depress the
         Funds' share prices.

         Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
         attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange
         ("the NYSE") that day, when the Fund's net asset value is calculated.
         If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.
o        Special Risks of Emerging Markets. The Funds can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Funds might not receive the sale proceeds of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges, and less developed legal and accounting systems. Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.
         Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than securities of issuers in the U.S. and other developed countries and may be very speculative.

Forward  Rolls. The Funds may enter into "forward rolls" (also referred to as
         "mortgage dollar rolls") transactions with respect to mortgage-related securities. In this type of transaction, the Funds sell a
         mortgage-related security to a buyer and simultaneously agree to repurchase a similar security at a later date at a set price.

         During the period between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Funds sell may decline below the price at which the
         Funds are obligated to repurchase securities, or that the counterparty might default in its obligation.
Zero-Coupon and "Stripped" Securities. Some of the debt securities the Funds buy are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security.
         Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Funds may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. Stripped securities are particularly sensitive to changes in interest rates.

         The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Funds to value or to sell its holdings at an acceptable price.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Funds will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
"Structured" Notes. The Funds can buy "structured" notes, which are specially-designed derivative debt investments whose payments of principal or interest payments are linked to the value of an index
         (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Funds could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Funds to value them or to sell its investment at an acceptable price.
Short-Term Debt Securities. The Funds can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies.
Preferred Stock. Core Bond Fund also can invest in preferred stock. Unlike common stock, preferred stock typically has a stated dividend rate.
         Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.
Loans    of Portfolio Securities. Core Bond Fund has entered into a Securities
         Lending Agreement with JP Morgan Chase. Under that agreement, portfolio securities of Core Bond Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with Core Bond Fund's Securities Lending Guidelines, adopted by Core Bond Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

PORTFOLIO TURNOVER. A change in the securities held by the Funds is known as
"portfolio turnover." The Funds may engage in active and frequent short-term trading to try to achieve their objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Funds (and may reduce performance).
However, most of the Funds' portfolio transactions are principal trades that do not entail brokerage fees. If the Funds realize capital gains when they sell their portfolio investments, they must generally pay those gains out to shareholders, increasing their taxable distributions.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS. In times of adverse or unstable market, economic or political conditions, the Funds can invest up to 100% of their total assets in temporary defensive investments that are inconsistent with the Funds' principal investment strategies. Generally they would be highly-rated commercial paper and money market instruments, U.S. government securities and repurchase agreements. The Funds might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the
Funds invest defensively in these securities, they may not achieve their investment objectives.

                      INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the material terms of the Reorganization
Agreement. You should read the form of Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Total Return Bond Fund approve the
Reorganization Agreement, the Reorganization will take place after various conditions are satisfied by Total Return Bond Fund and Core Bond Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about March 24, 2006 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled for on or about March 23, 2006.

         If the shareholders of Total Return Bond Fund vote to approve the
Reorganization Agreement, you will receive Class A, Class B, Class C and Class N shares of Core Bond Fund equal in value to the value as of the Valuation Date of your shares of Total Return Bond Fund. Total Return Bond Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of Total Return Bond Fund will be permanently closed at the close of business on the Valuation Date.

         Shareholders of Total Return Bond Fund who vote their Class A, Class B,
Class C and Class N shares in favor of the Reorganization will be electing in effect to redeem their shares of Total Return Bond Fund at net asset value on the Valuation Date, after Total Return Bond Fund subtracts a cash reserve, and reinvests the proceeds in Class A, Class B, Class C and Class N shares of Core
Bond Fund at net asset value. The cash reserve is that amount retained by Total
Return Bond Fund, which is deemed sufficient in the discretion of the Board of
Total Return Bond Fund for the payment of Total Return Bond Fund's outstanding debts, taxes and expenses of liquidation. The cash reserve will consist of approximately $[?] in cash. Core Bond Fund is not assuming any debts of Total
Return Bond Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the cash reserve will be those debts, taxes or expenses of liquidation incurred by Total
Return Bond Fund on or before the Closing Date. Total Return Bond Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of
Total Return Bond Fund's activities.

         Under the Reorganization Agreement, within one year after the Closing
Date, Total Return Bond Fund shall: (a) either pay or make provision for all of its debts and taxes; and (b) either (i) transfer any remaining amount of the
Cash Reserve to Core Bond Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of
Total Return Bond Fund who were shareholders on the Valuation Date. The remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of Total Return Bond Fund shares outstanding on the Valuation Date. In order to qualify for this rebate, it is not necessary for a shareholder of Total Return Bond Fund to continue to hold Core Bond Fund shares received in the Reorganization. If the Cash Reserve is insufficient to satisfy any of Total Return Bond Fund's liabilities, the Manager will assume responsibility for any such unsatisfied liability. Within one year after the
Closing Date, Total Return Bond Fund will complete its liquidation.

         Under the Reorganization Agreement, either Total Return Bond Fund or
Core Bond Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization
Agreement.

         To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Total Return Bond Fund.

Who will pay the expenses of the Reorganization?

         The cost of printing and mailing this Proxy will be borne by Total
Return Bond Fund and is estimated to be approximately $10,000. The Funds will share the cost of the tax opinion. Any documents such as existing prospectuses or annual reports that are included in the proxy mailing or at a shareholder's request will be a cost of the Fund issuing the document. Any other out-of-pocket expenses associated with the Reorganization will be paid by the Funds in the amounts incurred by each. The approximate cost of the Reorganization is $[?] for
Total Return Bond Fund and $[?] for Core Bond Fund.

What are the tax consequences of the Reorganization?

         The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue
Code of 1986, as amended. Based on certain assumptions and representations received from Total Return Bond Fund and Core Bond Fund, it is expected to be the opinion of Deloitte & Touche LLP that shareholders of Total Return Bond Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Core Bond Fund, and it is expected to be the opinion of Deloitte & Touche LLP that shareholders of Core Bond Fund will not recognize any gain or loss upon receipt of Total Return Bond Fund's assets, and that the holding period of Core Bond Fund shares received in that exchange will include the period that Total Return Bond Fund shares were held
(provided such shares were held as a capital asset on the Closing Date). Please see the Agreement and Plan of Reorganization for more details. If the tax opinion is not received by the Closing Date, the Fund may still choose to go forward with the Reorganization, pending re-solicitation of shareholders and shareholder approval. In addition, neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.

         Immediately prior to the Valuation Date, Total Return Bond Fund will pay a dividend which will have the effect of distributing to Total Return Bond
Fund's shareholders all of Total Return Bond Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date
(computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the
Closing Date (after reduction for any available capital loss carry-forward). Any such dividends will be included in the taxable income of Total Return Bond
Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                         REASONS FOR THE REORGANIZATION

Board Considerations

         At a meeting of the Board of Trustees of Total Return Bond Fund held
September 14, 2005, the Board considered whether to approve the proposed
Reorganization and reviewed and discussed with the Manager and the Board's independent legal counsel the proposed Reorganization. Information with respect to the Funds' respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Board.

         The Board reviewed information demonstrating that Total Return Bond
Fund is a significantly smaller fund with approximately $59 million in net assets as of August 25, 2005. The Board considered that Total Return Fund has not seen any significant influx of money into the Fund and the Manager does not anticipate the assets of the Fund will grow substantially thereby helping to decrease fund operating expenses. The Board also considered that Total Return
Bond Fund's assets are unlikely to increase substantially in size in the near future, and, as a result, its expense ratios would likely remain the same as fixed expenses are borne by a relatively small fund. In comparison, Core Bond
Fund had approximately $830 million in net assets as of August 25, 2005.
Economies of scale may benefit shareholders of Total Return Bond Fund.

         At that meeting, the Board considered the fact that both Funds have similar investment objectives and are managed by the same team of investment professionals. Additionally, the Board considered that both Funds invest primarily in investment-grade debt securities, which include domestic and foreign government bonds, domestic and foreign corporate debt obligations, and mortgage related securities issued by private issuers. Although there is no set allocation of assets among the classes of securities either Fund buys, currently the Funds focus mainly on U.S. government securities and investment-grade debt securities.

         The Board also considered that the procedures for purchases, exchanges and redemptions of shares of both Funds are substantially similar and that both
Funds offer the same investor services and options.

         The Board also considered the terms and conditions of the
Reorganization, including that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax-free reorganization. The Board concluded that Total Return Bond Fund's participation in the transaction is in the best interests of Total Return Bond
Fund and that the Reorganization would not result in a dilution of the interests of existing shareholders of Total Return Bond Fund.

         After consideration of the above factors, and such other factors and information as the Board of Total Return Bond Fund deemed relevant, the Board, including the Trustees who are not "interested persons" (as defined in the
Investment Company Act) of either Total Return Bond Fund or the Manager (the
"Independent Trustees"), unanimously approved the Reorganization and the
Reorganization Agreement and voted to recommend its approval by the shareholders of Total Return Bond Fund.

         The Board of Core Bond Fund also determined that the Reorganization was in the best interests of Core Bond Fund and its shareholders and that no dilution would result to those shareholders. Core Bond Fund shareholders do not vote on the Reorganization. The Board of Core Bond Fund, including the
Independent Trustees, unanimously approved the Reorganization and the
Reorganization Agreement.

         Neither Board's members are required to attend the meeting nor do they plan to attend the meeting.

         For the reasons discussed above, the Board, on behalf of Total Return
Bond Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of Total Return Bond Fund do not approve the Reorganization
Agreement, the Reorganization will not take place.

What should I know about Class A, Class B, Class C and Class N Shares of Core
Bond Fund?

         Upon consummation of the Reorganization, Class A, Class B, Class C and
Class N shares of Core Bond Fund will be distributed to shareholders of Class A,
Class B, Class C and Class N shares of Total Return Bond Fund, respectively, in connection with the Reorganization. Each share will be fully paid and non-assessable when issued, will have no preemptive or conversion rights and will be transferable on the books of Core Bond Fund. Each Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting. The shares of Core Bond
Fund will be recorded electronically in each shareholder's account. Core Bond
Fund will then send a confirmation to each shareholder. Shareholders of Total
Return Bond Fund holding certificates representing their shares will not be required to surrender their certificates in connection with the reorganization.
However, former shareholders of Total Return Bond Fund whose shares are represented by outstanding share certificates will not be allowed to redeem or exchange shares of Core Bond Fund they receive in the Reorganization until the exchanged Total Return Bond Fund certificates have been returned to the Transfer
Agent.

         Like Total Return Bond Fund, Core Bond Fund does not routinely hold annual shareholder meetings.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

         Both Total Return Bond Fund and Core Bond Fund have certain additional investment restrictions that, together with their investment objectives, are fundamental policies, changeable only by shareholder approval. Generally, these investment restrictions are similar between the Funds. Please see the Statement of Additional Information for each Fund for descriptions of those investment restrictions.

OTHER COMPARISONS BETWEEN THE FUNDS

         The description of certain other key features of the Funds below is supplemented by Core Bond Fund's Prospectus and Statement of Additional
Information, which are incorporated by reference.

Management of the Funds

         Each Fund is governed by a different Board of Trustees, who are responsible for protecting the interests of their respective Fund's shareholders under federal and Massachusetts law and other applicable laws. For a listing of the Core Bond Fund's Board of Trustees and biographical information, please refer to the Statement of Additional Information to this Prospectus and Proxy
Statement.

Investment Management and Fees

         The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager. Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment advisor for both Funds, manages the assets of both Funds and makes their respective investment decisions. The
Manager employs the Funds' portfolio managers. Angelo Manioudakis, Antulio
Bomfin, Geoffrey Caan, Benjamin J. Gord and Charles Moon are primarily responsible for the day-to-day management of Total Return Bond Fund's investments. Angelo Manioudakis, Benjamin J. Gord and Charles Moon are primarily responsible for the day-to-day management of Core Bond Fund's investments.

         Both Funds obtain investment management services from the Manager according to the terms of management agreements that are substantially similar except that Core Bond Fund's management fee rates were higher than those of
Total Return Bond Fund during each Fund's last completed fiscal year. However, the Manager has agreed to contractually reduce the advisory fees paid by Core
Bond Fund to the Manager, following the successful completion of the merger, from the current rate of 0.56% of the Fund's average daily net assets to 0.50%, which rate reflects anticipated net assets of Core Bond Fund immediately following the Reorganization. As a result, the effective management fee for Core
Bond Fund (post merger) is expected to be the same as that for Total Return Bond
Fund. The chart below shows the current contractual management fee schedule for each of the Funds and the proposed lower management fee schedule for Core Bond
Fund upon the successful completion of the merger.

----------------------------------------- ------------------------------------- --------------------------------------
Total Return Bond Fund(1)                 Core Bond Fund(1)                     Core Bond Fund (post merger)(1)
----------------------------------------- ------------------------------------- --------------------------------------
----------------------------------------- ------------------------------------- --------------------------------------
0.50% of the first $250 million of        0.60% of the first $200 million of    0.50% of the first $1 billion of
average annual net assets of the Fund;    average annual net assets of the      average annual net assets of the
0.475% of the next $500 million; and      Fund, 0.57% of the next $200          Fund and 0.35% of average annual net
0.45% of average annual net assets in     million, 0.54% of the next $200       assets in excess of $1 billion.
excess of $750 million.                   million, 0.51% of the next $200
                         million, 0.45% of the next $200
                       million and 0.35% of average annual
                       net assets in excess of $1 billion.
----------------------------------------- ------------------------------------- --------------------------------------

1. Based on average annual net assets of the respective Fund.

         In connection with the Reorganization, Core Bond Fund will acquire approximately $57 million in net assets from Total Return Bond Fund bringing
Core Bond Fund's net assets to approximately $949 million. For purposes of the foregoing calculation, average annual net assets for both funds are measured as of November 22, 2005. Assuming additional growth post merger, it is expected that Core Bond Fund shareholders also may benefit from the reduction of the management fee to 0.35% when average annual net assets exceed $1 billion.

         In addition, OFI will continue to voluntarily waive expenses for Core
Bond Fund after the merger so that "Total Annual Operating Expenses" as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B shares; 1.65% for the
Class C shares and 1.15% for the Class N shares.

         The advisory agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

         Both investment advisory agreements generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.

         The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The
Manager has been an investment advisor since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $190 billion in assets as of September 30, 2005, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

Distribution Services

         OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the principal underwriter in a continuous public offering of shares of the Funds, but is not obligated to sell a specific number of shares. Both Funds have adopted a Service Plan and Agreement under Rule 12b-1 of the Investment Company
Act for their Class A shares. The Service Plan provides for the reimbursement to the Distributor for a portion of its costs incurred in connection with the services provided to accounts that hold Class A shares of the respective Funds.
Under the Class A Service Plans, reimbursement is made at a rate of up to 0.25%
of average annual net assets of Class A shares of the respective Funds. The
Distributor currently uses the fees it receives from the Funds to pay dealers, brokers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers that hold Class A shares of the respective Funds.

         Both Funds have adopted Distribution and Service Plans and Agreements under Rule 12b-1 of the Investment Company Act for Class B, Class C and Class N
shares. These plans compensate the Distributor for its services and costs in connection with the distribution of Class B, Class C and Class N shares and for servicing shareholder accounts. Under the plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
0.25% on Class N shares. The Distributor also receives a service fee of 0.25%
per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the
Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a periodic basis.

         In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Transfer Agency and Custody Services

         Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% per fiscal year for each class of both Funds) are substantially similar. Citibank, N.A., located at 388 Greenwich Street, New York, New York, 10013, and JP Morgan Chase
Bank, located at 4 Chase Metro Tech Center, Brooklyn, NY 11245, act as custodian of the securities and other assets of Total Return Bond Fund and Core Bond Fund, respectively.

Shareholder Rights

         Both Total Return Bond Fund and Core Bond Fund are organized as
Massachusetts business trusts and thus their shareholders have the same rights due them under state law. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment Company Act. Under the Investment Company
Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to change a fundamental investment policies. In addition, holders of at least 10% of each Fund's outstanding shares may require such Fund to hold a shareholder meeting for the purpose of voting on the removal of any Trustee.

                               VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

         The affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act) of Total Return
Bond Fund is necessary to approve the Reorganization Agreement and the transactions contemplated thereby. As defined in the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote of (1)
67% or more of Total Return Bond Fund's outstanding shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (2) more than 50% of the Fund's outstanding shares, whichever is less. Core Bond Fund shareholders do not vote on the
Reorganization. The Manager owns approximately 35.72% of the outstanding voting securities of Total Return Bond Fund. For purposes of this vote, the Manager has undertaken to vote those shares in the same proportion as the shares of the other Total Return Bond Fund shareholders are voted.

         Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Total Return Bond Fund held on the Record Date. In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time without further notice. If a quorum is present but sufficient votes to approve the proposal are not received by the date of the
Meeting, the Meeting may be adjourned to permit further solicitation of proxies.
The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies. For purposes of the Meeting, a quorum exists if a majority of shares outstanding and entitled to vote are present in person or represented by proxy.

How do I ensure my vote is accurately recorded?

         You can vote your shares by completing and signing the enclosed proxy ballot(s), and mailing the proxy ballot(s) in the enclosed postage paid envelope. You also may vote your shares by telephone or via the internet by following the instructions on the attached proxy ballot(s) and accompanying materials. If you need assistance, or have any questions regarding the proposals or how to vote your shares, please call 1-800-225-5677 (1-800-CALL-OPP). If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

Can I revoke my proxy?

         Yes. You may revoke a previously granted proxy at any time before it is voted by (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and forwarding to the Funds a later-dated proxy, or (3)
telephone or internet or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone or the internet is 3:00 p.m., Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of Total Return Bond Fund does not intend to bring any matters before the Meeting other than those described in this proxy.
It is not aware of any other matters to be brought before the Meeting by others.
Neither Fund's Trustees are required to attend the meeting and the Trustees are not expected to attend the meeting. If any other matters legally come before the
Meeting, the proxy ballots confer discretionary authority with respect to such matters, and it is the intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

         Shareholders of record of Total Return Bond Fund at the close of business on December 6, 2005 (the "record date") will be entitled to vote at the
Meeting. On December 6, 2005, there were [o] outstanding shares of Total Return
Bond Fund, consisting of [o] Class A shares, [o] Class B shares, [o] Class C shares and [o] Class N shares. Proxies representing abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters and proposals and motions to be voted upon at the Meeting have been approved.

What other solicitations will be made?

         Total Return Bond Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record, and may reimburse them for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers of Total Return Bond Fund or officers and employees of OppenheimerFunds Services, without extra pay, may conduct additional solicitations personally or by telephone or email. Any expenses so incurred will be borne by OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at Total Return Bond Fund's expense. If a proxy solicitation firm is hired, it is anticipated that the cost to Total Return Bond Fund of engaging a proxy solicitation firm would not exceed
$7,500, plus the additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.

         Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power to vote such street account shares under applicable stock exchange rules. Accordingly, the shares represented thereby will be considered to be present at the Meeting only for purposes of determining the quorum ("broker non-votes"). Because of the need to obtain a vote of the "majority of the outstanding voting securities" for the
Reorganization proposal to pass, abstentions and broker non-votes will have the same effect as a vote "against" the Proposal.

                           ADDITIONAL INFORMATION ABOUT TOTAL RETURN BOND FUND AND CORE BOND FUND

         Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the Investment
Company Act. These materials can be inspected and copied at: the SEC's Public Reference Room in Washington, D.C.
(Phone: 1.202.942.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Pending Litigation

         A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the "funds") including the Funds,
30 present and former Directors or Trustees and 8 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March
4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The defendants believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the
Distributor do not believe that the pending actions are likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory or distribution agreements with the Funds.

Principal Shareholders

         As of [o], the officers and Trustees of Total Return Bond Fund as a group and of Core Bond Fund as a group, owned less than 1% of the outstanding voting shares of their respective Fund. As of [o], the only persons who owned of record or were known by Total Return Bond Fund or Core Bond Fund to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

         As of October 31, 2005, the Manager beneficially owned 49.66% of the
Class A shares, which represents 35.72% of the outstanding voting securities of
Total Return Bond Fund. For purposes of voting on the Reorganization, the
Manager has undertaken to vote its shares of Total Return Bond Fund in the same proportion as the shares of other Fund shareholders are voted on such matter.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
January 10, 2006

                         EXHIBITS TO THE COMBINED PROXY
                            STATEMENT AND PROSPECTUS

Exhibit

A    Agreement and Plan of Reorganization between Oppenheimer Total Return Bond Fund and Oppenheimer Core Bond
     Fund

B    Principal Shareholders

                                      A-12
                                       A-1
                                                                                                          EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of
[___________] by and between Oppenheimer Total Return Bond Fund ("Total Return
Bond Fund"), a Massachusetts business trust and Oppenheimer Integrity Funds, a
Massachusetts business trust, on behalf of its series Oppenheimer Core Bond
Fund.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment companies of the management type; and

         WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended
(the "Code"), of Total Return Bond Fund through the acquisition by Core Bond
Fund of substantially all of the assets of Total Return Bond Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B,
Class C and Class N shares of Core Bond Fund and the assumption by Core Bond
Fund of certain liabilities of Total Return Bond Fund, which Class A, Class B,
Class C and Class N shares of Core Bond Fund are to be distributed by Total
Return Bond Fund pro rata to its shareholders in complete liquidation of Total
Return Bond Fund and complete cancellation of its shares;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1. The parties hereto hereby adopt this Agreement and Plan of
Reorganization (the "Agreement") pursuant to Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Core Bond
Fund of substantially all of the assets of Total Return Bond Fund in exchange for Class A, Class B, Class C and Class N shares of Core Bond Fund and the assumption by Core Bond Fund of certain liabilities of Total Return Bond Fund, followed by the distribution of such Class A, Class B, Class C and Class N shares of Core Bond Fund to the Class A, Class B, Class C and Class N
shareholders of Total Return Bond Fund in exchange for their Class A, Class B,
Class C and Class N shares of Total Return Bond Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of Total Return Bond Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined)
and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Total Return Bond Fund;
redemption requests received by Total Return Bond Fund after that date shall be treated as requests for the redemption of the shares of Core Bond Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2. On the Closing Date (as hereinafter defined), all of the assets of Total
Return Bond Fund on that date, excluding a cash reserve (the "cash reserve") to be retained by Total Return Bond Fund sufficient in its discretion for the payment of the expenses of Total Return Bond Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to Core Bond Fund, in exchange for and against delivery to Total Return Bond Fund on the Closing Date of a number of
Class A, Class B, Class C and Class N shares of Core Bond Fund, having an aggregate net asset value equal to the value of the assets of Total Return Bond
Fund so transferred and delivered.

     3. The net asset value of Class A, Class B, Class C and Class N shares of
Core Bond Fund and the value of the assets of Total Return Bond Fund to be transferred shall in each case be determined as of the close of business of The
New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B, Class C and Class N shares of Core Bond Fund and the Class A, Class B, Class C and Class N shares of Total Return Bond Fund shall be done in the manner used by Core Bond Fund and Total Return Bond Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by Core Bond Fund in such computation shall be applied to the valuation of the assets of Total Return Bond
Fund to be transferred to Core Bond Fund.

         Total Return Bond Fund shall declare and pay, immediately prior to the
Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Total Return Bond Fund's shareholders all of Total Return Bond Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"), 6803 S Tucson Way, Centennial, Colorado 80112, on such time or such other place as the parties may designate or as provided below (the
"Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the
Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

     5. In conjunction with the Closing, Total Return Bond Fund shall distribute on a pro rata basis to the shareholders of Total Return Bond Fund as of the
Valuation Date Class A, Class B, Class C and Class N shares of Core Bond Fund received by Total Return Bond Fund on the Closing Date in exchange for the assets of Total Return Bond Fund in complete liquidation of Total Return Bond
Fund; for the purpose of the distribution by Total Return Bond Fund of Class A,
Class B, Class C and Class N shares of Core Bond Fund to Total Return Bond
Fund's shareholders, Core Bond Fund will promptly cause its transfer agent to:
(a) credit an appropriate number of Class A, Class B, Class C and Class N shares of Core Bond Fund on the books of Core Bond Fund to each Class A, Class B, Class
C and Class N shareholder of Total Return Bond Fund in accordance with a list
(the "Shareholder List") of Total Return Bond Fund shareholders received from
Total Return Bond Fund; and (b) confirm an appropriate number of Class A, Class
B, Class C and Class N shares of Core Bond Fund to each Class A, Class B, Class
C and Class N shareholder of Total Return Bond Fund.

         The Shareholder List shall indicate, as of the close of business on the
Valuation Date, the name and address of each shareholder of Total Return Bond
Fund, indicating his or her share balance. Total Return Bond Fund agrees to supply the Shareholder List to Core Bond Fund not later than the Closing Date.
Shareholders of Total Return Bond Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Core Bond Fund which they received.

     6. Within one year after the Closing Date, Total Return Bond Fund shall (a)
either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the cash reserve to Core
Bond Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii)
distribute such remaining amount to the shareholders of Total Return Bond Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Total Return Bond Fund outstanding on the Valuation Date.

     7. Prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the Closing, Core Bond
Fund will be in compliance with all of its investment policies and restrictions.
At the Closing, Total Return Bond Fund shall deliver to Core Bond Fund two copies of a list setting forth the securities then owned by Total Return Bond
Fund. Promptly after the Closing, Total Return Bond Fund shall provide Core Bond
Fund a list setting forth the respective federal income tax bases thereof.

     8. Portfolio securities or written evidence acceptable to Core Bond Fund of record ownership thereof by The Depository Trust Company or through the Federal
Reserve Book Entry System or any other depository approved by Total Return Bond
Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by
Total Return Bond Fund on the Closing Date to Core Bond Fund, or at its
direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Core Bond Fund for the account of Core Bond Fund. Class A, Class B, Class C and Class N shares of Core
Bond Fund representing the number of Class A, Class B, Class C and Class N shares of Core Bond Fund being delivered against the assets of Total Return Bond
Fund, registered in the name of Total Return Bond Fund, shall be transferred to
Total Return Bond Fund on the Closing Date. Such shares shall thereupon be assigned by Total Return Bond Fund to its shareholders so that the shares of
Core Bond Fund may be distributed as provided in Section 5.

         If, at the Closing Date, Total Return Bond Fund is unable to make delivery under this Section 8 to Core Bond Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Total
Return Bond Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or Total Return Bond
Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and Total Return Bond Fund will deliver to Core Bond Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Core Bond Fund, together with such other documents, including a due bill or due bills and brokers'
confirmation slips as may reasonably be required by Core Bond Fund.

     9. Core Bond Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of Total Return Bond Fund, but Total Return Bond
Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by Total
Return Bond Fund. Total Return Bond Fund and Core Bond Fund will bear the cost of the tax opinion. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses of Core Bond Fund and Total Return
Bond Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by Total Return Bond Fund and Core Bond
Fund, respectively, in the amounts so incurred by each.

10.  The  obligations  of Core  Bond  Fund  hereunder  shall be  subject  to the following conditions:

         A. The Board of Trustees of Total Return Bond Fund shall have authorized the execution of the Agreement, and the shareholders of Total Return
Bond Fund shall have approved the Agreement and the transactions contemplated hereby, and Total Return Bond Fund shall have furnished to Core Bond Fund copies of resolutions to that effect certified by the Secretary or the Assistant
Secretary of Total Return Bond Fund; such shareholder approval shall have been by the affirmative vote required by the Massachusetts Law and its charter documents at a meeting for which proxies have been solicited by the Proxy
Statement and Prospectus (as hereinafter defined).

         B. Core Bond Fund shall have received an opinion dated as of the
Closing Date from counsel to Total Return Bond Fund, to the effect that (i)
Total Return Bond Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement; and (ii) that all action necessary to make the
Agreement, according to its terms, valid, binding and enforceable on Total
Return Bond Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Total Return Bond Fund. Massachusetts counsel may be relied upon for this opinion.

C. The representations and warranties of Total Return Bond Fund contained herein shall be true and correct at and as of the Closing Date, and Core Bond Fund shall have been furnished with a certificate of the President, or a Vice
President, or the Secretary or the Assistant Secretary or the Treasurer or the
Assistant Treasurer of Total Return Bond Fund, dated as of the Closing Date, to that effect.

D. On the Closing Date, Total Return Bond Fund shall have furnished to Core Bond
Fund a certificate of the Treasurer or Assistant Treasurer of Total Return Bond
Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to Total Return Bond Fund as of the Closing Date.

         E. The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Total Return Bond Fund at the close of business on the Valuation Date.

F. A Registration Statement on Form N-14 filed by Core Bond Fund under the
Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         G. On the Closing Date, Core Bond Fund shall have received a letter from the General Counsel or other senior executive officer of OppenheimerFunds,
Inc. acceptable to Core Bond Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing
Date there were any material, actual or contingent liabilities of Total Return
Bond Fund arising out of litigation brought against Total Return Bond Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of Total Return Bond
Fund delivered to Core Bond Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

         H. Core Bond Fund shall have received an opinion, dated as of the
Closing Date, of Deloitte & Touche LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I. Core Bond Fund shall have received at the Closing all of the assets of Total
Return Bond Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

     11. The obligations of Total Return Bond Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of Core Bond Fund shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Core
Bond Fund shall have furnished to Total Return Bond Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Core
Bond Fund.

         B. Total Return Bond Fund's shareholders shall have approved the
Agreement and the transactions contemplated hereby, by an affirmative vote required by the Massachusetts Law and its charter documents and Total Return
Bond Fund shall have furnished Core Bond Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of Total Return Bond
Fund.

         C. Total Return Bond Fund shall have received an opinion dated as of the Closing Date from counsel to Core Bond Fund, to the effect that (i) Core
Bond Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to enter into and perform the
Agreement; (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Core Bond Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by
Core Bond Fund, and (iii) the shares of Core Bond Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" in
Core Bond Fund's Statement of Additional Information. Massachusetts counsel may be relied upon for this opinion.

         D. The representations and warranties of Core Bond Fund contained herein shall be true and correct at and as of the Closing Date, and Total Return
Bond Fund shall have been furnished with a certificate of the President, a Vice
President or the Secretary or the Assistant Secretary or the Treasurer or the
Assistant Treasurer of the Trust to that effect dated as of the Closing Date.

         E. Total Return Bond Fund shall have received an opinion of Deloitte &
Touche LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with
(i) Total Return Bond Fund's representation that there is no plan or intention by any Total Return Bond Fund shareholder who owns 5% or more of Total Return
Bond Fund's outstanding shares, and, to Total Return Bond Fund's best knowledge, there is no plan or intention on the part of the remaining Total Return Bond
Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of
Core Bond Fund shares received in the transaction that would reduce Total Return
Bond Fund shareholders' ownership of Core Bond Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Total Return Bond Fund shares as of the same date, and
(ii) the representation by each of Total Return Bond Fund and Core Bond Fund that, as of the Closing Date, Total Return Bond Fund and Core Bond Fund will qualify as regulated investment companies or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

a. The transactions contemplated by the Agreement will qualify as a tax-free
"reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

b. Total Return Bond Fund and Core Bond Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

c. No gain or loss will be recognized by the shareholders of Total Return Bond
Fund upon the distribution of Class A, Class B, Class C and Class N shares of beneficial interest in Core Bond Fund to the shareholders of Total Return Bond
Fund pursuant to Section 354 of the Code.

d. Under Section 361(a) of the Code no gain or loss will be recognized by Total
Return Bond Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B, Class C and Class N shares of Core Bond Fund.

e. Under Section 1032 of the Code no gain or loss will be recognized by Core
Bond Fund by reason of the transfer of substantially all of Total Return Bond
Fund's assets in exchange for Class A, Class B, Class C and Class N shares of
Core Bond Fund and Core Bond Fund's assumption of certain liabilities of Total
Return Bond Fund.

f. The shareholders of Total Return Bond Fund will have the same tax basis and holding period for the Class A, Class B, Class C and Class N shares of beneficial interest in Core Bond Fund that they receive as they had for Total
Return Bond Fund shares that they previously held, pursuant to Section 358(a)
and 1223(1), respectively, of the Code.

g. The securities transferred by Total Return Bond Fund to Core Bond Fund will have the same tax basis and holding period in the hands of Core Bond Fund as they had for Total Return Bond Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

         F. The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Total Return Bond Fund at the close of business on the Valuation Date.

         G. A Registration Statement on Form N-14 filed by Core Bond Fund under the 1933 Act, containing a preliminary form of the Proxy Statement and
Prospectus, shall have become effective under the 1933 Act.

         H. On the Closing Date, Total Return Bond Fund shall have received a letter from General Counsel or other senior executive officer of
OppenheimerFunds, Inc. acceptable to Total Return Bond Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Core Bond Fund arising out of litigation brought against Core Bond Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Core Bond Fund delivered to Total Return Bond Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

I. Total Return Bond Fund shall acknowledge receipt of the Class A, Class B,
Class C and Class N shares of Core Bond Fund.

     12. Total Return Bond Fund hereby represents and warrants that:

A. The audited financial statements and financial highlights of Total Return
Bond Fund as of April 30, 2005 and unaudited financial statements as of October
31, 2005 heretofore furnished to Core Bond Fund, present fairly the financial position, results of operations, and changes in net assets of Total Return Bond
Fund as of that date, in conformity with U.S. generally accepted accounting principles applied on a basis consistent with the preceding year; and that from
October 31, 2005 through the date hereof there have not been, and through the
Closing Date there will not be, any material adverse change in the business or financial condition of Total Return Bond Fund, it being agreed that a decrease in the size of Total Return Bond Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B. Contingent upon approval of the Agreement and the transactions contemplated thereby by Total Return Bond Fund's shareholders, Total Return Bond Fund has authority to transfer all of the assets of Total Return Bond Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C. The Prospectus, as amended and supplemented, contained in Total Return Bond
Fund's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D. Except for this Agreement, there is no material contingent liability of Total
Return Bond Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Total Return Bond Fund, threatened against Total Return Bond Fund, not reflected in such Prospectus;

E. Except for the Agreement, there are no material contracts outstanding to which Total Return Bond Fund is a party other than those ordinary in the conduct of its business;

F. Total Return Bond Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the State of
Massachusetts; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and Total Return Bond Fund that is duly registered under the
Act and such registration has not been rescinded or revoked and is in full force and effect;

G. All Federal and other tax returns and reports of Total Return Bond Fund required by law to be filed have been filed as of the date of this Agreement, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Total Return Bond Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

H. Total Return Bond Fund has elected that Total Return Bond Fund be treated as a regulated investment company and, for each fiscal year of its operations,
Total Return Bond Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Total Return
Bond Fund intends to meet such requirements with respect to its current taxable year.

13. Core Bond Fund hereby represents and warrants that:

A. The audited financial statements of Core Bond Fund as of December 31, 2004 and unaudited financial statements as of June 30, 2005 heretofore furnished to
Total Return Bond Fund, present fairly the financial position, results of operations, and changes in net assets of Core Bond Fund, as of that date, in conformity with U.S. generally accepted accounting principles applied on a basis consistent with the preceding year; and that from June 30, 2005 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Core Bond
Fund, it being understood that a decrease in the size of Core Bond Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B. The Prospectus, as amended and supplemented, contained in Core Bond Fund's
Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The
Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C. Except for this Agreement, there is no material contingent liability of Core
Bond Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Core Bond Fund, threatened against
Core Bond Fund, not reflected in such Prospectus;

D. Except for this Agreement, there are no material contracts outstanding to which Core Bond Fund is a party other than those ordinary in the conduct of its business;

E. Core Bond Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; Core Bond
Fund has all necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted;
the Class A, Class B, Class C and Class N shares of Core Bond Fund which it issues to Total Return Bond Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, except as set forth under "Shareholder & Trustee Liability" in Core Bond Fund's Statement of
Additional Information, will conform to the description thereof contained in
Core Bond Fund's Registration Statement and will be duly registered under the
1933 Act and in the states where registration is required; and Core Bond Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

F. All federal and other tax returns and reports of Core Bond Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Core Bond Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Core Bond Fund ended December 31, 2004 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         G. Core Bond Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Core Bond Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Core Bond Fund intends to meet such requirements with respect to its current taxable year;

         H. Core Bond Fund has no plan or intention (i) to dispose of any of the assets transferred by Total Return Bond Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A, Class B, Class C and Class N shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

         I. After consummation of the transactions contemplated by the
Agreement, Core Bond Fund intends to operate its business in a substantially unchanged manner.

     14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with U.S. generally accepted accounting principles applied on a basis consistent with the preceding year. Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. Core Bond Fund hereby represents to and covenants with Total Return Bond Fund that, if the reorganization becomes effective, Core Bond Fund will treat each shareholder of
Total Return Bond Fund who received any of Core Bond Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of
Core Bond Fund received by such shareholder for the purpose of making additional investments in shares of Core Bond Fund, regardless of the value of the shares of Core Bond Fund received.

     15. Core Bond Fund agrees that it will prepare and file a Registration
Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act.
The final form of such proxy statement and prospectus is referred to in the
Agreement as the "Proxy Statement and Prospectus." Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy
Statement and Prospectus as may be necessary or desirable in this connection.
Total Return Bond Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts, following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16. The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

     17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one
Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Core Bond Fund understands that the obligations of Total Return Bond
Fund under the Agreement are not binding upon any Trustee or shareholder of
Total Return Bond Fund personally, but bind only Total Return Bond Fund and
Total Return Bond Fund's property. Core Bond Fund represents that it has notice of the provisions of the Declaration of Trust of Total Return Bond Fund
disclaiming shareholder and trustee liability for acts or obligations of Total
Return Bond Fund.

     20. Total Return Bond Fund understands that the obligations of Core Bond
Fund under the Agreement are not binding upon any trustee or shareholder of Core
Bond Fund personally, but bind only Core Bond Fund and Core Bond Fund's property. Total Return Bond Fund represents that it has notice of the provisions of the Declaration of Trust of Core Bond Fund disclaiming shareholder and trustee liability for acts or obligations of Core Bond Fund.

         IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                            OPPENHEIMER TOTAL RETURN BOND FUND

                                            By:
                                                     ----------------------
                                 Robert G. Zack
                                    Secretary

                                            OPPENHEIMER INTEGRITY FUNDS, on behalf of its series, OPPENHEIMER
                                            CORE BOND FUND

                                            By:
                                                     ----------------------
                                 Robert G. Zack
                                    Secretary

                                       B-1
                                                                                                          EXHIBIT B

                             PRINCIPAL SHAREHOLDERS

         Principal Shareholders of Total Return Bond Fund. As of [o], the only persons who owned of record or were known by Total Return Bond Fund to own beneficially 5% or more of any class of the outstanding shares of Total Return
Bond Fund were:

                            TO BE FILED BY AMENDMENT

         Principal Shareholders of Core Bond Fund. As of [?], 2005, the only persons who owned of record or were known by Core Bond Fund to own beneficially
5% or more of any class of the outstanding shares of Core Bond Fund were:

                            TO BE FILED BY AMENDMENT

                 Appendix to Combined Prospectus and Proxy Statement of Oppenheimer Core Bond Fund

         Graphic material included under the heading "How have the Funds performed?":

A bar chart will be included in the combined Prospectus and Proxy Statement, depicting the annual total return of a hypothetical investment in Class A shares of Core Bond Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                    Oppenheimer Core Bond Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/95                                                    16.94%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/96                                                    4.87%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    10.13%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    5.61%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    -1.65%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    5.80%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                    7.05%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                    10.06%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    5.87%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    4.90%
----------------------------------------------------------- ---------------------------------------------------------

A bar chart will be included in the combined Prospectus and Proxy Statement, depicting the annual total returns of a hypothetical investment in Class A shares of Total Return Bond Fund for each of the calendars year since the Fund's inception, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                Oppenheimer Total Return Bond Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    4.30%
----------------------------------------------------------- ---------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                        TO PROSPECTUS AND PROXY STATEMENT
                                       OF
                           OPPENHEIMER CORE BOND FUND

                                     PART B

                          Acquisition of the Assets of
                       OPPENHEIMER TOTAL RETURN BOND FUND

                        By and in exchange for Shares of
                           OPPENHEIMER CORE BOND FUND

         This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Total Return Bond Fund ("Total
Return Bond Fund") for Class A, Class B, Class C and Class N shares of
Oppenheimer Core Bond Fund ("Core Bond Fund") (the "Reorganization").

         This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional
Information of Total Return Bond Fund dated August 26, 2005 revised November 23,
2005 which includes audited financial statements of Total Return Bond Fund for the 12-month period ended April 30, 2005; (ii) and the Statement of Additional
Information of Core Bond Fund dated March 11, 2005, and its supplements dated
August 16, 2005 and September 30, 2005, which includes audited financial statements of Core Bond Fund for the 12-month period ended December 31, 2004;
and (iii) unaudited financial statement of Core Bond Fund for the 6-month period ended June 30, 2005.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated January 10, 2006, relating to the Reorganization. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.647.1963 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
January 10, 2006.

                              FINANCIAL STATEMENTS

         Financial Statements for Core Bond Fund are incorporated by reference to the Statement of Additional Information of Core Bond Fund dated March 11,
2005, and its supplements dated August 16, 2005 and September 30, 2005.
Financial Statements for Total Return Bond Fund are incorporated by reference to the Statement of Additional Information of Total Return Bond Fund dated August
26, 2005 revised November 23, 2005.

         Pro forma financial statements demonstrating the effect of the
Reorganization on Core Bond Fund are not necessary because the net asset value of Total Return Bond Fund does not exceed ten percent of the net asset value of
Core Bond Fund, measured as of November 8, 2005.

                                   PROXY CARD
                       OPPENHEIMER TOTAL RETURN BOND FUND

Proxy for a Special Meeting of Shareholders to be held on March 15, 2006

The undersigned, revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero and Kathleen Ives, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of
Shareholders of Oppenheimer Total Return Bond Fund (the "Fund") to be held at
6803 South Tucson Way, Centennial, Colorado, 80112, on March 15, 2006, at 1:00
p.m. Mountain time, or at any adjournment thereof, upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

This proxy is solicited on behalf of the Fund's Board of Trustees, and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated on the reverse side or "FOR" the proposal if no choice is indicated.
The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

CONTROL NUMBER:  999  9999  9999  999
Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

Signature

Signature of joint owner, if any

Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN
THE ENCLOSED ENVELOPE

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

1.   To approve an  Agreement  and Plan of  Reorganization  between  Oppenheimer
     Total Return Bond Fund ("Total Return Bond Fund") and Oppenheimer Core Bond
     Fund  ("Core  Bond  Fund")  and  the  transactions   contemplated  thereby,
     including: (a) the transfer of substantially all the assets of Total Return
     Bond Fund to Core Bond Fund in  exchange  for Class A, Class B, Class C and
     Class N shares of Core Bond Fund,  (b) the  distribution  of such shares of
     Core Bond Fund to the Class A, Class B, Class C and Class N shareholders of
     Total  Return Bond Fund in complete  liquidation  of Total Return Bond Fund and (c) the  cancellation  of the  outstanding  shares of Total Return Bond
     Fund.

Oppenheimer Balanced Fund Oppenheimer Capital Appreciation Fund Oppenheimer
Capital Income Fund Oppenheimer Cash Reserves Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund Oppenheimer Core Bond Fund Oppenheimer
Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Dividend Growth
Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund Oppenheimer Equity Fund, Inc. Oppenheimer Global
Fund Oppenheimer Global Opportunities Fund Oppenheimer Gold & Special
Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer
International Bond Fund Oppenheimer International Diversified Fund Oppenheimer
International Growth Fund Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund Oppenheimer International Value
Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund Oppenheimer Portfolio Series Oppenheimer Quest Balanced
Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest International
Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest
Value Fund, Inc. Oppenheimer Real Asset Fund Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund Oppenheimer Total Return Bond Fund Oppenheimer
U.S. Government Trust Oppenheimer Value Fund

                 Prospectus Supplement dated September 30, 2005

This supplement amends the Prospectus of each of the above-referenced Funds (the
"Funds") and is in addition to any existing supplements.

1.   Effective October 1, 2005, for each of the Funds, the section in the
     Prospectus titled "Special Sales Charge Arrangements and Waivers--Other
     Special Sales Charge Arrangements and Waivers--Purchases by Certain
     Retirement Plans" is amended by deleting that section in its entirety and replacing it with the following:

         Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of Additional
         Information. There is also no initial sales charge on purchases of
         Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

2.   Effective October 1, 2005, for each of the Funds, in the section in the
     Prospectus titled "Distribution and Service Plans--Distribution and Service
     Plans for Class B, Class C and Class N Shares" the paragraph that begins
     "Under certain circumstances, if there is . . ." is amended by deleting that paragraph in its entirety and replacing it with the following:

         For certain group retirement plans held in omnibus accounts, the
         Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. Group omnibus plans may not purchase Class B shares.

September 30, 2005                                                   PS0000.018

Oppenheimer
Core Bond Fund

Prospectus dated March 11, 2005

                         Oppenheimer  Core Bond Fund is a mutual fund that seeks
                    total return. It invests primarily in investment-grade bonds and U.S. government  securities.  Prior to January 21, 2005, the Fund's name was Oppenheimer Bond Fund.

                         This Prospectus  contains  important  information about
                    the  Fund's   objective,   and  its   investment   policies,
                    strategies and risks. It also contains important information about  how to buy and sell  shares  of the  Fund  and  other account  features.  Please  read this  Prospectus  carefully before you invest  and keep it for  future  reference  about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                                                          1234

CONTENTS

         ABOUT THE FUND

         The Fund's Investment Objective and Principal Investment Strategies

         Main Risks of Investing in the Fund

         The Fund's Past Performance

         Fees and Expenses of the Fund

         About the Fund's Investments

         How the Fund is Managed

         ABOUT YOUR ACCOUNT

         How to Buy Shares
         Class A Shares
         Class B Shares
         Class C Shares
         Class N Shares
         Class Y Shares

         Special Investor Services
         AccountLink
         PhoneLink
         OppenheimerFunds Internet Website
         Retirement Plans

         How to Sell Shares
         By Checkwriting
         By Mail
         By Telephone

         How to Exchange Shares

         Shareholder Account Rules and Policies

         Dividends, Capital Gains and Taxes

         Financial Highlights

         ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks total  return by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? As a non-fundamental policy (which will not be changed without providing 60 days notice to Fund shareholders), under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade bonds. Those investment-grade debt securities can include:

     o domestic and foreign corporate debt  obligations,  o domestic and foreign government bonds, including U.S. government  securities,  and o mortgage-related securities  (including  collateralized  mortgage obligations ("CMOs")) issued by private issuers.

     In general,  these debt  securities  are referred to as "bonds." The Fund's
investments  in  U.S.   government   securities  include  securities  issued  or
guaranteed  by the  U.S.  government  or  its  agencies  or  federally-chartered
corporate   entities   referred  to  as   "instrumentalities."   These   include
mortgage-related  U.S. government  securities and CMOs. The Fund can also invest in money market instruments and other debt obligations.

         There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the Fund focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the Fund's portfolio managers might change the relative allocation of the Fund's assets. The Fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade (commonly referred to as "junk bonds").

         The Fund seeks to maintain an average effective portfolio duration
(discussed below) of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization. These investments are more fully explained in "About the
Fund's Investments," below. As stated below, the Fund can use derivatives to seek increased returns or try to hedge investment risks.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below (which may vary in particular cases and may change over time), looking for:

     o Debt securities in market sectors that offer attractive relative value, o
Investment-grade   securities   that  offer  more  income  than  U.S.   treasury
obligations with a good balance of risk and return, o High income potential from different  types of corporate and government  securities,  and o Broad portfolio diversification to help reduce the volatility of the Fund's share prices.

         The portfolio manager monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.
Generally, the "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, improving credit fundamentals for a particular sector or security, and managing pre-payment risks associated with mortgage-related securities, as well as other techniques.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking total return from a fund that invests primarily in investment-grade debt securities but which can also hold high-yield below investment grade debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in corporate-debt securities, and the changes in share prices that can occur when interest rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate for a part of an investor's retirement plan portfolio. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in value from a number of factors described below. They include changes in general bond market movements in the U.S. and abroad (this is referred to as
"market risk"). There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

     CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt  security  might not make  interest and principal payments on the security as it becomes  due. A downgrade  in an issuer's  credit rating or other  adverse  news  about an  issuer  can  reduce  the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies  that are backed by the full  faith and  credit of the U.S.  government have little credit risk,  and  securities  issued by other  agencies of the U.S.
government generally have low credit risks. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, the Fund's income may be  reduced.  If an  issuer  fails to  repay  principal,  the  value of that security  and of the Fund's  share  prices may be  reduced.  o Special  Risks of
Lower-Grade  Securities.  Because  the Fund can  invest  up to 20% of its  total assets in securities (including convertible  securities) below investment grade, the  Fund's  credit  risks  are  greater  than  those  of  funds  that  buy only investment-grade  securities.  Lower-grade  debt  securities  may be  subject to greater  market  fluctuations  and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen)
below  investment  grade are exposed to a greater risk that the issuers of those securities  might not meet their debt  obligations.  Those  risks can reduce the
Fund's  share  prices  and the  income  it earns.  The  market  for  lower-grade securities may be less liquid, especially during times of economic distress, and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times, the Fund may buy longer-term debt securities. When the average effective duration of the Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. The Fund can buy zero-coupon or
"stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. The Fund's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Fund's investments. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fall more.

RISKS OF USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest-only and principal-only securities, structured notes, interest-rate swap agreements and certain mortgage-related securities, including
CMOs, are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price. The Fund has limits on the amount of certain types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The share price of the Fund will change daily based on changes in interest rates, market prices of securities and market conditions, and in response to other economic events.
There is no assurance that the Fund will achieve its investment objective.

         Debt securities are subject to market, credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest proceeds of its investments in lower-yielding securities. In the OppenheimerFunds spectrum, the
Fund generally has more risks than bond funds that focus primarily on U. S.
government securities, but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

-------------------------------------------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.24% (2Qtr95) and the lowest return
(not annualized) before taxes for a calendar quarter was -2.33% (2Qtr04).

--------------------------------------------- ------------------------- ------------------------ ------------------------
                                                                                5 Years                 10 Years
Average Annual Total Returns                                             (or life of class, if    (or life of class, if
for the periods ended December 31, 2004                1 Year                    less)                    less)
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class A Shares (inception 4/15/88)
  Return Before Taxes                                  -0.08%                    5.69%                    6.34%
  Return After Taxes on Distributions                  -1.54%                    3.47%                    3.81%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                  -0.07%                    3.45%                    3.81%
--------------------------------------------- ------------------------- ------------------------ ------------------------
Lehman Brothers Credit Index (reflects no              5.24%                     8.63%                  8.41%(1)
deduction for fees, expenses or taxes)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Citigroup Broad Investment Grade Index
(reflects no deduction for fees, expenses              4.48%                     7.73%                  7.73%(1)
or taxes)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses              4.34%                     7.71%                  7.72%(1)
or taxes)
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class B Shares (inception 5/3/93)                      -0.79%                    5.62%                    6.39%
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class C Shares (inception 7/11/95)                     3.12%                     5.95%                    5.16%
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class N Shares (inception 3/1/01)                      3.71%                     6.01%                     N/A
--------------------------------------------- ------------------------- ------------------------ ------------------------
--------------------------------------------- ------------------------- ------------------------ ------------------------
Class Y Shares (inception 4/27/98)                     5.30%                     7.32%                    5.89%
--------------------------------------------- ------------------------- ------------------------ ------------------------
1    From 12/31/94.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. Because Class B shares convert to
Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's Class A shares is compared to the Lehman Brothers Credit Index (formerly named Lehman Brothers Corporate Bond Index), which measures the performance of non-convertible investment-grade domestic corporate debt securities; the Lehman
Brother Aggregate Bond Index, which measure the performance to the broad-based index of government agencies and corporate debt; and the Citigroup Broad
Investment Grade Index. The Fund changed its index from the Lehman Brothers
Credit Index to Citigroup Broad Investment Grade Index because the Fund believes that the Citigroup Broad Investment Grade Index is a more appropriate benchmark reflecting the types of securities in which the Fund invests. The Citigroup
Broad Investment Grade Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index.
The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal year ended December 31, 2004.

------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
                                        Class A Shares  Class B Shares   Class C Shares  Class N Shares      Class Y
                                                                                                             Shares
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
Maximum Sales Charge (Load) on              4.75%            None             None            None            None
purchases (as % of offering price)
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original         None(1)           5%(2)           1%(3)            1%(4)           None
offering price or redemption proceeds)
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
                                                  Class A     Class B Shares  Class C          Class N     Class Y Shares
                                                  Shares                      Shares           Shares
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
Management Fees                                    0.56%          0.56%          0.56%          0.56%         0.56%
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
Distribution and/or Service (12b-1) Fees           0.25%          1.00%          1.00%          0.50%          None
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
Other Expenses                                     0.29%          0.35%          0.31%          0.45%         0.08%
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
---------------------------------------------- -------------- --------------- ------------- -------------- -------------
Total Annual Operating Expenses                    1.10%          1.91%          1.87%          1.51%         0.64%
---------------------------------------------- -------------- --------------- ------------- -------------- -------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" as percentages of average daily net assets for Class N shares were 0.38%. Class A,
Class B, Class C and Class Y were not impacted by that waiver. Effective March
1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual
Operating Expenses" for all classes of shares so that "Total Annual Operating
Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and
Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the
Class Y shares. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders. Because that waiver was only in place for a part of the Fund's most recent fiscal year, after that waiver, the actual "Total Annual Operating Expenses" for each class as a percentage of average daily net assets were 0.93% for Class A shares, 1.69% for
Class B shares, 1.68% for Class C shares, 1.20% for the Class N shares. Class Y shares were not impacted by that waiver.

1.   A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of
     Class A shares. See "How to Buy Shares" for details.
2.   Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.   Applies to shares redeemed within 12 months of purchase.
4.   Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are redeemed:                   1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $582                 $810                $1056               $1758
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $696                 $906                $1241              $1843(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $292                 $593                $1020               $2211
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class N Shares                             $255                 $481                 $830               $1815
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class Y Shares                             $66                  $206                 $358                $801
---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $582                 $810                $1056               $1758
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $196                 $606                $1041              $1843(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $192                 $593                $1020               $2211
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class N Shares                             $155                 $481                 $830               $1815
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class Y Shares                             $66                  $206                 $358                $801
---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
In the second example, the Class A expenses include the sales charge, but Class
B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.

1. Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and any income they may pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

     In selecting  debt  securities  and  evaluating  their yield  potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates  business and economic  factors  affecting an issuer as well.  The debt  securities  the Fund  buys may be rated by  nationally  recognized  rating organizations  such as Moody's Investors Service or Standard & Poor's Rating
Services, or they may be unrated securities assigned an equivalent rating by the
Manager.  "Investment-grade"  rated  securities  are  those in the four  highest rating  categories of national  ratings  organizations.  A description  of those ratings  definitions  is included in Appendix A to the  Statement of  Additional
Information.  U.S.  Government  Securities.  Not  all  of  the  U.S.  government securities  the Fund buys are  backed by the full  faith and  credit of the U.S.
government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S.  Treasury.  Others are backed only by the  credit  of the  instrumentality.  All of these  different  types of securities  described  below  are  generally  referred  to as  "U.S.  government securities"  in this  Prospectus.  o U.S.  Treasury  Obligations.  These include
Treasury  bills (having  maturities  of one year or less when issued),  Treasury notes (having maturities of more than one year and up to ten years when issued), and  Treasury  bonds  (having  maturities  of more than ten years when  issued).
Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can buy
U. S.  Treasury  securities  that  have been  "stripped"  of their  coupons  and zero-coupon  securities  described below. o Obligations  Issued or Guaranteed by
U.S. Government Agencies or Instrumentalities.  These include direct obligations and  mortgage-related  securities  that have different  levels of credit support from the U.S. government. Some are supported by the full faith and credit of the
U.S. government, such as Government National Mortgage Association ("Ginnie Mae")
pass-through  mortgage  certificates.  Some are  supported  by the  right of the issuer to borrow from the U.S.  Treasury  under certain  circumstances,  such as
Fannie Mae bonds.  Others are  supported  only by the credit of the entity  that issued them, such as Freddie Mac obligations. o Mortgage-Related U.S. Government
Securities.  These  include  interests  in pools of  residential  or  commercial mortgages,  in the form of CMOs and other  "pass-through"  mortgage  securities.
CMOs that are U.S.  government  securities  have collateral to secure payment of interest and  principal.  They may be issued in different  series with different interest rates and maturities.  The collateral is either in the form of mortgage
pass-through   certificates   issued  or   guaranteed   by  a  U.S.   agency  or
instrumentality or mortgage loans insured by a U.S.  government agency. The Fund can have  substantial  amounts of its assets invested in  mortgage-related  U.S.
government securities.  CMOs and other types of mortgage-related  securities may be considered to be derivative investments.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices.
Other    Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to dispose of debt securities that fall below investment grade after the Fund buys them. However, the portfolio managers will monitor those holdings to determine whether the
         Fund should sell them. While securities rated "Baa" by Moody's or "BBB"
         by S&P are considered "investment grade," they have some
         speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than
         investment-grade securities. There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price.
         These risks can reduce the Fund's share prices and the income it earns.
Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.
The      Fund's Portfolio "Duration" Strategy. The "maturity" of a security (the date when its principal repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

         The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of three to six years under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the
         Fund will achieve its targeted portfolio duration at all times.

         Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of CMOs, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Fund's investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.
Foreign  Securities. The Fund typically invests a portion of its assets in foreign debt securities. The Fund can buy debt securities issued by foreign governments or companies. The Fund can buy securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the "full faith and credit" of the government.

     The Fund's foreign debt  investments can be denominated in U.S.  dollars or in foreign currencies. However, the Fund may not invest more than 20% of its net assets in foreign debt  securities.  The Fund will buy foreign  currency only in connection  with  the  purchase  and  sale  of  foreign  securities  and not for speculation.  o Risks of  Foreign  Investing.  While  foreign  securities  offer special investment  opportunities,  there are also special risks that can reduce the Fund's share prices and returns.  The change in value of a foreign  currency against  the U.S.  dollar will  result in a change in the U.S.  dollar  value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign  currency values change against the U.S.  dollar.  Foreign investing can result in higher  transaction  and  operating  costs for the Fund.
Foreign   issuers  are  not  subject  to  the  same  accounting  and  disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign securities to fall and therefore could depress the Fund's share prices.

         Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage"
         attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Special  Risks of Emerging Markets. The Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the sale proceeds of a security on a timely basis.

         Emerging markets might have less developed trading markets and exchanges, and less developed legal and accounting systems. Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.
         Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than securities of issuers in the U.S. and other developed countries and may be very speculative.
Portfolio Turnover. The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
         Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is. The Fund's policy to invest at least 80% of its net assets (plus borrowings) in investment grade bonds is not a fundamental policy;
however, it cannot be changed without 60 days prior notice to shareholders.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Forward  Rolls. The Fund may enter into "forward rolls" (also referred to as
         "mortgage dollar rolls") transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a
         mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

         During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
         Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.
Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security.
         Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. Stripped securities are particularly sensitive to changes in interest rates.

         The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.
Preferred Stock. Unlike common stock, preferred stock typically has a stated
         dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.
Private-Issuer Securities. The Fund can invest in securities issued by private issuers that do not offer the credit backing of the U.S. government.
         These include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund can buy other types of asset-backed securities collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above). There is the risk that private issuers may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Credit   Derivatives. The Fund may enter into credit default swaps, both (i)
         directly and (ii) indirectly in the form of a swap embedded within a structured note to protect against the risk that a debt security will default. The Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event
         (for example, the security fails to timely pay interest or principal), the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note, also known as "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where the Fund took a short position in the swap and there has been a credit event.
"Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments whose payments of principal or interest payments are linked to the value of an index
         (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment at an acceptable price.
Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, interest rate swaps and forward contracts to hedge investment risks. The Fund is not required to use hedging instruments to seek its objective and does not currently use them to a significant degree.

         There are special risks in particular hedging strategies. If the
         Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.
         The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies.
Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
         100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills, other short-term U.S. government obligations or high-grade commercial paper and repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
         Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.
Loans    of Portfolio Securities. The Fund has entered into a Securities Lending
         Agreement with JP Morgan Chase. Under that agreement, portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also makes disclosures of the portfolio securities holdings in Statement of
Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than
7 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
         Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of
         $1 billion. The Fund's management fee for its last fiscal year ended
         December 31, 2004 was 0.56% of average annual net assets for each class of shares.
Portfolio Managers. The fund's portfolio is managed by a team of investment professionals including Angelo Manioudakis, Benjamin Gord and Charles
         Moon. Messrs. Manioudakis, Gord and Moon have been members of the
         Fund's portfolio management team since April, 2002.
                  Mr. Manioudakis is a Senior Vice President of the Manager
         (since April 2002), HarbourView Asset Management Corporation (since
         April 2002), and of OFI Institutional Asset Management, Inc. (since
         June 2002). He is also an officer and portfolio manager of other
         Oppenheimer funds. Prior to joining the Manager in April 2002, Mr.
         Manioudakis was an executive director and portfolio manager for Miller,
         Anderson & Sherrerd, a division of Morgan Stanley Investment
         Management (August 1993 to April 2002). Mr. Manioudakis is the Fund's
         lead portfolio manager.
                  Mr. Gord is a Vice President of the Manager (since April
         2002), HarbourView Asset Management Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since June 2002). He is also an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Manager in April 2002, Mr. Gord was an executive director and senior fixed income analyst at Miller, Anderson &
         Sherrerd, a division of Morgan Stanley Investment Management (April
         1992 to March 2002). Mr. Gord is responsible for assisting Mr.
         Manioudakis in the selection of fixed income securities for the Fund.
                  Mr. Moon is a Vice President of the Manager (since April
         2002), HarbourView Asset Management Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since June 2002). He is also an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Manager in April 2002, Mr. Moon was an executive director and portfolio manager at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June 1999 - March
         2002) and a Vice President of Citicorp Securities Inc. (June 1993 - May
         1999). Mr. Moon is responsible for assisting Mr. Manioudakis in the selection of fixed income securities for the Fund.
                  The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.
Pending  Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and
         Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the "funds") including the Fund, 31 present and former Directors or
         Trustees and 9 present and former officers of certain of the funds.
         This complaint, initially filed in the U.S. District Court for the
         Southern District of New York on January 10, 2005 and amended on March
         4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act
         of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the
         Directors/Trustees and the Officers breached their fiduciary duties to
         Fund shareholders under the Investment Company Act and at common law.
         The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
                  The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
         Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion,  may reject any purchase order for the Fund's shares.  Buying Shares
Through Your Dealer. You can buy shares through any dealer,  broker or financial institution  that has a sales agreement with the  Distributor.  Your dealer will place your order with the  Distributor  on your  behalf.  A broker or dealer may charge for that service.  Buying  Shares  Through the  Distributor.  Complete an
OppenheimerFunds  new account  application and return it with a check payable to
"OppenheimerFunds  Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado
80217. If you don't list a dealer on the  application,  the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.  o  Paying  by  Federal  Funds  Wire.  Shares
purchased  through the  Distributor  may be paid for by Federal Funds wire.  The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire
Department  at  1.800.225.5677  to  notify  the  Distributor  of the wire and to
receive  further   instructions.   o  Buying  Shares  Through   OppenheimerFunds
AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank  account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.
You can provide those instructions  automatically,  under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below.  Please refer to "AccountLink,"  below for more details. o
Buying Shares Through Asset Builder Plans.  You may purchase  shares of the Fund automatically  each  month  from  your  account  at a bank  or  other  financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day").
         The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
         Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.
The      Offering Price. To receive the offering price for a particular day, the
         Distributor or your financial intermediary must receive your order by the time the Exchange closes. If your order is received on a day when the Exchange is closed or after it has closed on a regular business day, the order will receive the offering price that is determined on the next regular business day.
Buying   Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
         Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class    A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class    B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class    C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class    N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class    Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor  before  making  that  choice.  How  Long Do You  Expect  to  Hold  Your
Investment?  While future  financial  needs cannot be predicted with  certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For  example,  the reduced sales charges available for larger purchases of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your  investment, compared  to the effect  over time of higher  class-based  expenses on shares of
Class B, Class C or Class N. For retirement plans that qualify to purchase Class
N shares,  Class N shares will generally be more  advantageous  than Class B and
Class C shares.  o Investing for the Shorter Term. While the Fund is meant to be a long-term  investment,  if you have a relatively short-term investment horizon
(that is, you plan to hold your shares for not more than six years),  you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent  deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term. Class C shares might  be the  appropriate  choice  (especially  for  investments  of less  than
$100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred  sales  charge  does not apply to  amounts  you sell  after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.
Are      There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.
How      Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
                                       Front-End Sales          Front-End Sales           Concession As a
                             Charge As a Charge As a
                                       Percentage of            Percentage of Net         Percentage of
  Amount of Purchase                   Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.50%                    4.71%                     3.75%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.50%                    3.63%                     2.75%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.  Can You  Reduce  Class A Sales  Charges?  You and your  spouse  may be eligible  to buy Class A shares of the Fund at reduced  sales  charge  rates set forth in the table above under the Fund's "Right of  Accumulation"  or a "Letter of Intent."  The Fund  reserves the right to modify or to cease  offering  these programs at any time. o Right of Accumulation.  To qualify for the reduced Class
A sales  charge that would  apply to a larger  purchase  than you are  currently making  (as  shown in the  table  above),  you can add the value of any Class A,
Class B or,  effective  March  18,  2005,  Class C  shares  of the Fund or other
Oppenheimer  funds  that you or your  spouse  currently  own,  or are  currently purchasing,  to the value of your Class A share purchase. Your Class A shares of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this  purpose.  In totaling your holdings,  you may count shares held in your individual accounts (including
IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or  custodians  on behalf of your  children who are minors. A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account (including  employee benefit plans for the same employer) that has multiple  accounts.  To qualify for this Right of  Accumulation,  if you are buying shares  directly from the Fund you must inform the Fund's  Distributor of your  eligibility  and holdings at the time of your purchase.  If you are buying shares through your financial  intermediary you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or your  current  intermediary  (depending  on the way you are buying  your  shares) a copy of each  account  statement  showing  your  current holdings of the Fund or other eligible  Oppenheimer funds,  including statements for  accounts  held by you and your  spouse or in  retirement  plans or trust or custodial  accounts for minor children as described  above.  The  Distributor or intermediary  through  which you are buying shares will combine the value of all your eligible  Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge  breakpoints you may qualify for on your  current  purchase.  o Letters of Intent.  You may also qualify for reduced
Class A sales  charges by  submitting a Letter of Intent to the  Distributor.  A
Letter  of Intent  is a  written  statement  of your  intention  to  purchase  a specified value of Class A, Class B or (effective March 18, 2005) Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total amount of your intended  purchases of Class A, Class B and  (effective  March 18, 2005)
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  You can choose to include  purchases  made up to 90 days before the date that you submit a Letter.
Your  Class A shares  of  Oppenheimer  Money  Market  Fund or  Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose.  Submitting  a Letter of Intent does not  obligate  you to purchase the specified  amount  of  shares.  You may also be able to also  apply the Right of
Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete  information.  Other Special Sales Charge Arrangements and Waivers. The
Fund and the Distributor  offer other  opportunities  to purchase shares without front-end or contingent  deferred  sales  charges  under the programs  described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.  o Dividend  Reinvestment.  Dividends  and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date.  You must notify the  Transfer  Agent in writing to elect this  option and must have an  existing account in the fund selected for reinvestment.  o Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other  Oppenheimer funds on the  same  basis.  Please  refer to "How to  Exchange  Shares"  in this
Prospectus  and in the  Statement of  Additional  Information  for more details, including a  discussion  of  circumstances  in which sales  charges may apply on exchanges.  o  Reinvestment  Privilege.  Within  six months of a  redemption  of certain  Class A and Class B shares,  the proceeds may be  reinvested in Class A shares of the Fund without sales charge.  This privilege  applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The investor  must ask the Transfer  Agent for that  privilege at the time of reinvestment and must identify the account from which the redemption was made. o Other Special Reductions and Waivers. The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which may be  ordered  by  calling  1.800.225.5677  or  through  the  OppenheimerFunds website, at  www.oppenheimerfunds.com  (follow the hyperlinks:  "Access Accounts and  ------------------------  Services"  - "Forms  &  Literature"  - "Order
Literature" - "Statements  of Additional  Information").  A description of these waivers and special sales charge  arrangements  is also available for viewing on the  OppenheimerFunds  website (follow the hyperlinks:  "Research Funds" - "Fund
Documents" - "View a  description  . . ."). To receive a waiver or special sales charge rate under these programs,  the purchaser must notify the Distributor (or other financial  intermediary  through which shares are being  purchased) at the time of purchase,  or notify the Transfer Agent at the time of redeeming  shares for those waivers that apply to contingent  deferred sales charges.  o Purchases by Certain  Retirement  Plans.  There is no initial sales charge on purchases of
Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor  and by (2)  retirement  plans  that are part of a  retirement  plan product  or  platform  offered  by banks,  broker-dealers,  financial  advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of sale, subject to certain  exceptions  described in "Retirement Plans" in the Statement of Additional  Information.  No contingent deferred sales charge is charged upon the redemption of such shares.  Class A Contingent Deferred Sales Charge.  There is no initial  sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain  requirements prior to
March 1, 2001  ("grandfathered  retirement  accounts").  However,  those Class A shares  may be  subject  to a Class  A  contingent  deferred  sales  charge,  as described  below.  Retirement  plans holding shares of  Oppenheimer  funds in an omnibus  account(s)  for the  benefit  of  plan  participants  in the  name of a fiduciary  or  financial  intermediary  (other  than  OppenheimerFunds-sponsored
Single DB Plus plans) are not  permitted  to make  initial  purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

     If you redeem  any of those  shares  within an  18-month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of: o the  aggregate net asset value of the redeemed shares at the time of redemption  (excluding shares purchased by reinvestment of dividends or capital gain  distributions);  or o the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if: o The group retirement plan is terminated or
Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any
         Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
         Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held. Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other Oppenheimer
         funds that act as "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment to those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their respective prospectuses. Those other funds, individually and/or collectively, may own significant amounts of the Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, those purchases and redemptions of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible effects of frequent trading in the
         Fund's shares, please refer to "Are There Limitations On Exchanges?".

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
         Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class
         A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The
         Distributor retains the first year's service fee paid by the Fund.
         After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor will pay the full Class B,
         Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

         For Class C shares purchased through the OppenheimerFunds Recordkeeper
         Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

         In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling  Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use: Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs. SEP-IRAs. These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals. 403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such
         as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell  your  shares  by  writing  a  letter,  by wire,  by using  the  Fund's checkwriting  privilege,  or  by  telephone.  You  can  also  set  up  Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.  Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud,  the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee): o You wish to redeem more than $100,000 and receive a check.  o The  redemption  check is not  payable  to all  shareholders listed  on the  account  statement.  o The  redemption  check is not sent to the address of record on your account statement, o Shares are being transferred to a
Fund  account  with a different  owner or name.  o Shares are being  redeemed by someone  (such as an  Executor)  other than the owners.  Where Can You Have Your
Signature  Guaranteed?  The  Transfer  Agent  will  accept a  guarantee  of your signature by a number of financial institutions, including: o a U.S. bank, trust company,  credit union or savings association,  o a foreign bank that has a U.S.
correspondent  bank,  o a  U.S.  registered  dealer  or  broker  in  securities, municipal securities or government  securities,  or o a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.
Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.
Sending  Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account. o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks
         are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW  DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes: o
     Your name, o The Fund's name, o Your Fund account number (from your account statement), o The dollar amount or number of shares to be redeemed, o Any special payment instructions, o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and o Any special documents requested by the
     Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                  Send courier or express mail
requests by mail:                              requests to:
OppenheimerFunds Services                      OppenheimerFunds Services
P.O. Box 5270                                  10200 E. Girard Avenue, Building D
Denver, Colorado 80217                         Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00
P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o To redeem shares through a service representative or automatically on
PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on: o the amount of your  account  value  represented  by an increase in net asset value over the initial  purchase price, o shares  purchased by the reinvestment of dividends or capital gains distributions,  or o shares redeemed in the special  circumstances described in Appendix C to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions, 2. shares held for the holding period that applies to the class, and 3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The prospectus of the selected fund must offer the exchange privilege. o When you establish an account, you must hold the shares you buy for at least seven days before you can
         exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
         o Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

         In some cases, sales charges may be imposed on exchange transactions.
In general, a contingent deferred sales charge (CDSC) is not imposed on exchanges of shares that are subject to a CDSC. However, if you exchange shares that are subject to a CDSC, the CDSC holding period will be carried over to the acquired shares, and the CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of
Additional Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written  Exchange Requests. Send an OppenheimerFunds Exchange Request form, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer
         Agent receives the certificates with the request.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of The New York Stock  Exchange  that day, which is  normally  4:00 p.m.  Eastern  time,  but may be  earlier on some days.
However,  the  Transfer  Agent may delay the  reinvestment  of proceeds  from an exchange for up to five business days if it determines, in its discretion,  that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental  to either the fund from which the  exchange  is made or the fund to which the exchange is made.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus.

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders who the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity. Those additional policies and procedures will take effect on June 20, 2005:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
         30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying
         Oppenheimer funds will not be subject to these limits.

     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
         Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information. A
$12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is
         automatically deducted from each applicable Fund account annually on or about the second to last "regular business day" of September. See the
         Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The      offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The      Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers  that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The      redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment  for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The      Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares   may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup  withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To       avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of Trustees.
Daily dividends will not be declared or paid on newly purchased shares until
Federal Funds are available to the Fund from the purchase payment for shares.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive  All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

         The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.
Avoid    "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns  of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

CORE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED DECEMBER 31,                  2004
2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.38         $
10.14      $   9.74      $   9.79      $   9.97
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .38 1
..35           .54           .73           .73
Net realized and unrealized gain (loss)                 .12
..24           .40          (.05)         (.18)

---------------------------------------------------------------------
Total from investment operations                        .50
..59           .94           .68           .55
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.44)
(.35)         (.54)         (.73)         (.73)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.44         $
10.38      $  10.14      $   9.74      $   9.79

=====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.90%
5.87%        10.06%         7.05%         5.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $344,205
$382,966      $356,480      $280,132      $202,833
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $353,046
$382,420      $316,279      $237,232      $205,883
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.63%
3.39%         5.47%         7.31%         7.48%
Total expenses                                         1.10%
1.10%         1.10%         1.23%         1.31%
Expenses after payments and waivers and
reduction to custodian expenses                        0.93%             N/A
4,5       N/A 4         N/A 4         N/A 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  94% 6
111%          151%          162%          255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B       YEAR ENDED DECEMBER 31,                  2004
2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.37         $
10.13      $   9.73      $   9.79      $  9.96
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30 1
..27           .47           .65          .66
Net realized and unrealized gain (loss)                 .13
..24           .40          (.05)        (.17)

--------------------------------------------------------------------
Total from investment operations                        .43
..51           .87           .60          .49
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)
(.27)         (.47)         (.66)        (.66)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.44         $
10.37      $  10.13      $   9.73      $  9.79

====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.21%
5.05%         9.26%         6.14%        5.11%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $148,445
$197,774      $217,789      $161,998      $83,637
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $167,685
$216,853      $187,343      $118,521      $83,394
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.86%
2.61%         4.68%         6.60%        6.71%
Total expenses                                         1.91%
1.87%         1.85%         1.99%        2.07%
Expenses after payments and waivers
and reduction to custodian expenses                    1.69%             N/A
4,5       N/A 4         N/A 4        N/A 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  94% 6
111%          151%          162%         255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED DECEMBER 31,                 2004
2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.39         $ 10.14
$  9.74      $  9.80      $  9.97
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .30 1
..27          .47          .65          .66
Net realized and unrealized gain (loss)                .12
..25          .40         (.05)        (.17)

--------------------------------------------------------------
Total from investment operations                       .42
..52          .87          .60          .49
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.36)
(.27)        (.47)        (.66)        (.66)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.45         $ 10.39
$ 10.14      $  9.74      $  9.80

==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    4.12%
5.18%        9.26%        6.14%        5.11%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $84,696         $90,583
$90,800      $57,049      $24,303
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $86,020         $96,361
$75,531      $36,886      $22,605
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 2.87%
2.64%        4.61%        6.65%        6.71%
Total expenses                                        1.87%
1.84%        1.83%        1.98%        2.07%
Expenses after payments and waivers and
reduction to custodian expenses                       1.68%            N/A
4,5      N/A 4        N/A 4        N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 6
111%         151%         162%         255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N       YEAR ENDED DECEMBER 31,                 2004
2003         2002        2001 1
-----------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.37         $ 10.13
$  9.73      $10.02
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .35 2
..31          .51         .61
Net realized and unrealized gain (loss)                .13
..24          .40        (.29)

--------------------------------------------------
Total from investment operations                       .48
..55          .91         .32
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.41)
(.31)        (.51)       (.61)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.44         $ 10.37
$ 10.13      $ 9.73

==================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    4.71%
5.51%        9.73%       3.18%
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $25,580         $17,732
$11,302      $2,176
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,411         $15,338
$ 7,071      $  768
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.38%
3.03%        4.76%       7.87%
Total expenses                                        1.51%
1.50%        1.44%       1.37%
Expenses after payments and waivers
and reduction to custodian expenses                   1.20%
1.44%         N/A 5       N/A 5
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 6
111%         151%        162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED DECEMBER 31,                 2004
2003         2002        2001       2000
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.36         $ 10.12
$  9.72      $ 9.78      $9.95
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41 1
..39          .59         .76       .85
Net realized and unrealized gain (loss)                .13
..24          .40        (.05)     (.18)

-------------------------------------------------------------
Total from investment operations                       .54
..63          .99         .71       .67
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.47)
(.39)        (.59)       (.77)     (.84)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.43         $ 10.36
$ 10.12      $ 9.72      $9.78

=============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    5.30%
6.35%       10.58%       7.30%     7.13%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $38,190         $43,215
$24,358      $4,067      $877
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $45,333         $38,398
$10,243      $2,286      $340
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.92%
3.80%        5.53%       7.85%     7.92%
Total expenses                                        0.64%
0.63%        0.63%       0.94%     0.83%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4           N/A
4        N/A 4      0.92%       N/A 4
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 5
111%         151%        162%      255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of
$3,447,306,025 and $3,473,854,068, respectively.

INFORMATION AND SERVICES

For More Information on Oppenheimer Core Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-3420   The Fund's shares are distributed by:
PR0285.001.0305                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                            Appendix to Prospectus of
                           Oppenheimer Core Bond Fund

         Graphic material included in the Prospectus of Oppenheimer Core Bond
Fund (the "Fund") under the heading "Annual Total Returns (Class A)(as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the
Fund for each of the last ten calendar years, without deducting sales charges.
Set forth below are the relevant data points that will appear in the bar chart:

        ----------------------------------- ---------------------------------
               Calendar Year Ended                Annual Total Returns
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/95                            16.94%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/96                            4.87%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/97                            10.13%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/98                            5.61%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/99                            -1.65%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/00                            5.80%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/01                            7.05%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/02                            10.06%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/03                            5.87%
        ----------------------------------- ---------------------------------
        ----------------------------------- ---------------------------------
                     12/31/04                            4.90%
        ----------------------------------- ---------------------------------

Limited Term New York Municipal Fund                      Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free Municipals                           Oppenheimer Limited-Term Government Fund
Oppenheimer AMT-Free New York Municipals                  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund                     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund                           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund                          Oppenheimer Portfolio Series
Oppenheimer Convertible Securities Fund                   Oppenheimer Principal Protected Main Street Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Disciplined Allocation Fund                   Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund                                Oppenheimer Quest Balanced Fund
Oppenheimer Dividend Growth Fund                          Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                          Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                   Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                     Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                               Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Bond Fund                       Oppenheimer Strategic Income Fund
Oppenheimer International Diversified Fund                Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund                     Oppenheimer U.S. Government Trust
Oppenheimer International Large-Cap Core Fund             Oppenheimer Value Fund
Oppenheimer International Small Company Fund              Rochester Fund Municipals
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal
     Fund

                        Supplement Dated August 16, 2005
                   to the Statement of Additional Information

         This supplement amends the Statement of Additional Information ("SAI")
of each of the above-referenced Funds as follows and is in addition to any existing supplements.

The following waiver is added at the end of the section titled "Waivers of
Initial and Contingent Deferred Sales Charges for Certain Purchasers" in the
Appendix to the SAI titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers."

|X|  Clients of Edward D. Jones & Co., L.P. who purchase Class A shares of the Fund between August 19, 2005 and November 16, 2005 with the proceeds of shares redeemed from other mutual funds, as a part of the Edward Jones
     "Free Switch" program, may purchase those shares at net asset value and no concession will be paid by the Distributor on such purchases.

August 16, 2005                                                       PX0000.017

Oppenheimer Balanced Fund Oppenheimer Capital Appreciation Fund Oppenheimer
Capital Income Fund Oppenheimer Cash Reserves Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund Oppenheimer Core Bond Fund Oppenheimer
Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Dividend Growth
Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund Oppenheimer Equity Fund, Inc. Oppenheimer Global
Fund Oppenheimer Global Opportunities Fund Oppenheimer Gold & Special
Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer
International Bond Fund Oppenheimer International Diversified Fund Oppenheimer
International Growth Fund Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund Oppenheimer International Value
Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund Oppenheimer Portfolio Series Oppenheimer Quest Balanced
Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest International
Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest
Value Fund, Inc. Oppenheimer Real Asset Fund Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund Oppenheimer Total Return Bond Fund Oppenheimer
U.S. Government Trust Oppenheimer Value Fund

                       Supplement dated September 30, 2005
                     to Statement of Additional Information

This supplement amends the Statement of Additional Information (the "SAI") of
each of the Oppenheimer Funds referenced above and is in addition to any existing supplements to a Fund's SAI.

In the section of the SAI titled "About Your Account--How to Buy Shares--Classes
of Shares--Availability of Class N Shares" to the list beginning "|X|
Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares . . ." the following bullet point is added:

     o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets.

The Appendix to each SAI titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" (the "Appendix") is amended as follows:

In the third paragraph of the Appendix, the first numbered item is deleted in its entirety and replaced by the following:

         1)   plans created or qualified under Sections 401(a) or 401(k) of the
              Internal Revenue Code,

In Section I of the Appendix, in the bullet point beginning "Purchases of Class
A shares by Retirement Plans that have any of the following record-keeping arrangements,..." the second numbered paragraph is deleted in its entirety and replaced by the following:

         2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
              Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have
              $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

In Section II of the Appendix, sub-section A titled "Waivers of Initial and
Contingent Deferred Sales Charges for Certain Purchasers" is amended by adding the following bullet point:

|_|                 Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from
                    Retirement Plans.

In Section II of the Appendix, sub-section B is deleted in its entirety and replaced by the following:

     B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
     Certain Transactions.

         1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
         Distributor on such purchases):

|_|                 Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|                 Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit
                    investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|                 Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks,
                    broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
|_|                 Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_| Shares purchased in amounts of less than $5.

         2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

|_| Retirement Plans that have $5 million or more in plan assets. |_| Retirement
Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

In Section III of the Appendix, sub-section A titled "Waivers for Redemptions in
Certain Cases" is amended by deleting the third bullet point in its entirety and replacing it with the following:

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code)

September 30, 2005                                                   PX0000.018

Oppenheimer Core Bond Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated March 11, 2005

         This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated March 11, 2005. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of non-governmental issues, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign issuers, the Manager may consider general economic conditions, the conditions of a particular country's economy in relation to the
U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

     |X| Debt Securities. The Fund can invest in a variety of debt securities to seek its objective.  Foreign debt securities are subject to the risks of foreign securities described below. In general,  debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

         The Fund's investments primarily are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds rated at least "Baa" by Moody's
Investors Service, Inc., or at least "BBB" by Standard & Poor's Rating
Service or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. The Fund can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

         In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

         The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii)
sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

         If the Fund takes a short position in the credit default swap, and there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

         If the Fund takes a long position in the credit default swap note, and there is a credit event, the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         The Fund will invest no more than 25% of its total assets in "unfunded"
credit default swaps.

         The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

         Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.
For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

         Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o Special Risks of Lower-Grade Debt Securities. The Fund can invest in lower-grade debt securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund might invest in lower-grade securities if the Manager is trying to achieve higher income.

         "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than "BBB"
by Standard & Poor's or Fitch, Inc. or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.

         Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.
An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

         To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by Standard &
Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's,
Standard & Poor's, and Fitch, Inc. are included in Appendix A to this
Statement of Additional Information.

         |X| Duration of the Fund's Portfolio. The Fund can invest in debt securities of any maturity or duration but currently seeks to maintain a dollar-weighted average effective portfolio duration of three to six years. The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund's share prices in response to those changes. However, unanticipated events may change the effective duration of a security after the Fund buys it, and there can be no assurance that the Fund will achieve its targeted duration at all times.

         The Manager determines the effective duration of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features.

         While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest payments are expected to be received). Duration calculations weigh them by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

         Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

         Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them.
Holding long futures positions or call option positions (backed by liquid assets) will tend to lengthen the portfolio's duration.

         In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years.
However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically
30 years, but current rates or prepayments are more important to determine the security's interest rate exposure. In these and other similar situations, the
Manager will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund's effective duration.

|X| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the
Fund's mortgage-related securities were to decrease broadly, the Fund's sensitivity to interest rate changes would increase.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

     o Collateralized Mortgage Obligations.  Collateralized mortgage obligations or "CMOs," are  multi-class  bonds that are backed by pools of mortgage loans or
mortgage  pass-through   certificates.   They  may  be  collateralized  by:  (1)
pass-through  certificates  issued or guaranteed by Government National Mortgage
Association (Ginnie Mae), Fannie Mae, or Freddie Mac, (2) unsecuritized mortgage loans  insured  by the  Federal  Housing  Administration  or  guaranteed  by the
Department of Veterans' Affairs, (3) unsecuritized  conventional mortgages,  (4)
other mortgage-related securities, or (5) any combination of these.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

|X| U.S. Government Securities. These are securities issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.
"Full faith and credit" means generally that the taxing power of the U.S.
government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United
States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS").

o Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations.

o Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S.
government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the
Fund's share prices.

o Commercial (Privately-Issued) Mortgage Related Securities. The Fund can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

|X| Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

         Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X| Foreign Securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." The Fund expects to have investments in foreign securities as part of its normal investment strategy.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         American Depository Receipts ("ADR") facilities may be either
"sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o Foreign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain
"supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
International Bank for Reconstruction and Development (commonly called the
"World Bank"), the Asian Development bank and the Inter-American Development
Bank.

         The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

         Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign  investments due to changes in currency rates or currency  devaluation,  or currency  control  regulations (for example, currency  blockage);  o  transaction  charges for currency  exchange;  o lack of public information about foreign issuers; o lack of uniform accounting, auditing and  financial  reporting  standards in foreign  countries  comparable  to those applicable to domestic issuers;  o less volume on foreign exchanges than on U.S.
exchanges;  o greater  volatility and less liquidity on foreign  markets than in the  U.S.;  o  less  governmental  regulation  of  foreign  issuers,  securities exchanges  and brokers than in the U.S.; o greater  difficulties  in  commencing lawsuits;  o higher  brokerage  commission  rates than in the U.S.;  o increased risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio  securities;  o possibilities in some countries of  expropriation, confiscatory  taxation,  political,  financial or social  instability or adverse diplomatic developments;  and o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New
Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, and the Fund currently does not expect to invest a substantial portion of its assets in emerging markets.

o Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of average percent of its assets (as defined by IRC ss.1297(e)) held during the taxable year are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRC ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the
Fund's minimum percentage requirements or limitations of investing in foreign securities.

         Subject to the limits under the Investment Company Act, the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

         In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies."

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X| Zero-Coupon Securities. The Fund can buy zero-coupon and delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The
Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X| "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a
"principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

|X| Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the
91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

         Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

|X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

         The Fund may engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.
Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes.

         Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
However, if the vendor fails to pay the resale price on the delivery date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

|X| Investments in Equity Securities. Under normal market conditions the Fund can invest a portion of assets in common stocks, preferred stocks, warrants
(which might be acquired as part of a "unit" of securities that includes debt securities) and convertible debt securities, which in some cases are considered
"equity equivalents." However, it does not currently anticipate investing significant amounts of its assets in equity securities as part of its normal investment strategy. Certain equity securities may be selected because they may provide dividend income.

o Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.
The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

         The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

o Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities.
Convertible debt securities are subject to the credit risks and interest rate risks described above in "Debt Securities."

                  The value of a convertible security is a function of its
"investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

         To  determine  whether  convertible  securities  should be  regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether,  at the  option  of the  investor,  the  convertible  security  can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible  securities has restated its earnings per share  of  common  stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and
(3)               the extent to which the convertible security may be a
                  defensive "equity substitute," providing the ability to
                  participate in any appreciation in the price of the issuer's common stock.

|X| Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities.
Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X| Preferred Stocks. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.
Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

|X| Loans of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and financial institutions pursuant to the Securities Lending
Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund would lend such portfolio securities to attempt to increase the Fund's income. Under the Securities
Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan
Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. The Fund may lend securities in amounts up to 25% of the value of the Fund's net assets.

|X| Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund can invest in.
Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, described above.

     o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances.  They must be: o obligations issued or guaranteed by a domestic  bank  (including  a foreign  branch of a domestic  bank)  having total assets of at least U.S.  $1 billion,  or o  obligations  of a foreign  bank with total assets of at least U.S. $1 billion.

|X| "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance
Corporation.

o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

         If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

         The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.
There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional
Information.

         Among the derivative investments the Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.
This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the
Manager expected.

|X| Hedging. The Fund can use hedging instruments although it is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on futures or on securities, or
o               write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o        buy futures, or
o        buy calls on futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based bond or other security indices (these are referred to as
"financial futures"), (2) commodities (these are referred to as "commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) an individual stock ("single stock futures") and (6) bond indices (these are referred to as "bond index futures").

         A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.
These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

                  An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.
Up to 50% of the Fund's total assets may be subject to calls.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The
Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

         The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying liquid assets on its books having a value equal to its obligation under the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

                  Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.
These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The
Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its book liquid assets (such as cash or
U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The
Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.
The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o Regulatory Aspects of Hedging Instruments. The Commodities Futures Trading
Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur
              between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)           gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund expects to have a portfolio turnover rate of more than 100% annually.

         Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

|X| Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S.
Government securities, or repurchase agreements. They could include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of seeking total return.

Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of: o 67% or more of the shares present or represented by proxy at a shareholder
                meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

|X| The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot concentrate its investments (that means it cannot invest 25%
or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an inter-fund lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot invest in real estate or real estate mortgage loans. However, the Fund can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. That is not a fundamental policy.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X| Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has an additional operating policy that is not "fundamental,"
and which can be changed by the Board of Trustees without shareholder approval:
o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act of 1940.

              Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent of
information about the portfolio securities holdings of the Funds. These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to a Fund.

Until publicly disclosed, a Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Fund's behalf.

The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure a
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the investment Advisor and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end. The top 10 or more holdings also shall be posted on the
OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles"
section. Other general information about a Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

Except under special limited circumstances discussed below, month-end lists of a
Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Investment
         Advisor's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a Fund's holdings and agreeing not to trade directly or indirectly based on the information.

Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Investment Advisor, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Investment Advisor, Distributor and Transfer
         Agent who need to have access to such information (as determined by senior officers of such entity),
o The Fund's certified public accountants and auditors, o Members of the Fund's
Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Investment Advisor to provide
         portfolio security prices, and
o        Dealers, to obtain bids (price quotations, because securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and dealers or with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Investment Advisor in connection with portfolio trading, and (2) by the members of the Investment
Advisor's Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and  sales) o Brokers  and  dealers to obtain  bids or bid and asked  prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o Dealers to obtain price  quotations  where the fund is not  identified  as the owner

         Portfolio holdings information (which may include information on a
         Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the Investment Advisor, Distributor, or Transfer
         Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks  recovery for losses on a security) or a defendant,  o Response to  regulatory  requests  for  information  (the  SEC,  NASD,  state  securities regulators, and/or foreign securities authorities,  including without limitation requests for information in inspections or for position reporting  purposes),  o
To potential  sub-advisors of portfolios  (but only pursuant to  confidentiality agreements), o To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio  holdings are provided,  however, it shall be done only  pursuant to a  confidentiality  agreement),  o Investment
bankers  in   connection   with  merger   discussions   (but  only  pursuant  to
confidentiality agreements)

Portfolio managers and analysts may, subject to the Investment Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

The Chief Compliance Officer (the "CCO") of the Fund and the Investment Advisor,
Distributor, and Transfer Agent shall oversee the compliance by the Investment
Advisor, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund
Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Investment Advisor and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research Auerbach Grayson Banc of America Securities
Barclays Baseline Bear Stearns Belle Haven Bloomberg BNP Paribas BS Financial
Services Buckingham Research Group Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc. Credit Suisse First Boston Daiwa Securities
Davy Deutsche Bank Deutsche Bank Securities Dresdner Kleinwort Wasserstein Emmet
& Co Empirical Research Enskilda Securities Essex Capital Markets Exane BNP
Paribas Factset Fidelity Capital Markets Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
       Fortis Securities
       Fox-Pitt, Kelton
       Friedman, Billing, Ramsey
       Fulcrum Global Partners
       Garp Research
       George K Baum & Co.
       Goldman
       Goldman Sachs
       HSBC
       HSBC Securities Inc
       ING Barings
       ISI Group
       Janney Montgomery
       Jefferies
       Jeffries & Co.
       JP Morgan
       JP Morgan Securities
       JPP Eurosecurities
       Keefe, Bruyette & Woods Keijser Securities Kempen & Co. USA Inc.
       Kepler Equities/Julius Baer Sec KeyBanc Capital Markets Leerink Swan Legg
       Mason Lehman Lehman Brothers Lipper Loop Capital Markets MainFirst Bank
       AG Makinson Cowell US Ltd Maxcor Financial Merrill Merrill Lynch Midwest
       Research Mizuho Securities Morgan Stanley Morningstar Natexis
       Bleichroeder Ned Davis Research Group Nomura Securities Pacific Crest
       Pacific Crest Securities Pacific Growth Equities Petrie Parkman Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
       Russell Mellon
       Ryan Beck & Co.
       Sanford C. Bernstein
       Scotia Capital Markets
       SG Cowen & Co.
       SG Cowen Securities
       Soleil Securities Group
       Standard & Poors
       Stone & Youngberg
       SWS Group
       Taylor Rafferty
       Think Equity Partners
       Thomas Weisel Partners
       UBS
       Wachovia
       Wachovia Corp
       Wachovia Securities
       Wescott Financial
       William Blair
       Yieldbook

How the Fund is Managed

Organization and History. The Fund is a series of Oppenheimer Integrity Funds
(referred to as the Fund's parent Trust in this document). The Fund's parent
Trust was established in 1982 as MassMutual Liquid Assets Trust, an open-end diversified management investment company, with an unlimited number of authorized shares of beneficial interest. The Fund was reorganized from a closed-end investment company called MassMutual Income Investors, Inc. into a series of the Trust on April 15, 1988. The Fund and the Trust were originally managed by Massachusetts Mutual Life Insurance Company, the Manager's indirect parent company. On March 29, 1991, the Manager became the Fund's investment advisor, and the Trust changed its name to Oppenheimer Integrity Funds. The Fund was then called Oppenheimer Investment Grade Bond Fund and changed its name to
Oppenheimer Bond Fund on July 10, 1995. On January 21, 2005, the Fund changed its name from Oppenheimer Bond Fund to Oppenheimer Core Bond Fund.

         The Fund is governed by the Board of Trustees of its parent Trust. The
Board is responsible for protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may elect to purchase Class Y shares.  Each class of shares: o has its own dividends and distributions,  o pays certain expenses which may be different for the different  classes,  o may have a different net asset value,  o may have separate  voting rights on matters in which interests of one class are different from interests of another  class,  and o votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee held 7 meetings during the fiscal year ended December 31, 2004. The
Audit Committee is in charge of the selection of the Fund's independent registered public accounting firm. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent registered public accounting firm regarding the
Fund's internal accounting procedures and controls; (iii) review reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent registered public accounting firm and its Independent Trustees; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent registered public accounting firm and the pre-approval of the performance by the Fund's independent registered public accounting firm of any non-audit service, including tax service, for the Fund and the Manager and certain affiliates of the Manager that is not prohibited by the Sarbanes-Oxley Act.

         The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, and Beverly Hamilton. Each member of the Review
Committee is independent, meaning each person is not an "interested person" as defined in the Investment Company Act. The Review Committee held 6 meetings during the fiscal year ended December 31, 2004. Among other functions, the
Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review
Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

         The members of the Governance Committee are Robert Malone (Chairman),
William Armstrong, Beverly Hamilton and F. William Marshall, Jr. Each member of the Committee is independent, meaning each person is not an "interested person"
as defined in the Investment Company Act. The Governance Committee was
established in August 2004 and held 2 meetings during the Fund's fiscal year ended December 31, 2004. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

         The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of the second calendar quarter of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees.
The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The
Committee may, but need not, consider the advice and recommendation of the
Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board or to an individual Board member and may submit their correspondence electronically at www.opppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address above. The Governance
Committee will consider if a different process should be recommended to the
Board.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees are "Independent Trustees" under the Investment Company Act. Mr. Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a Trustee of the Fund with the understanding  that in the event he ceases to be the chief executive  officer of the  Manager,  he will  resign as a trustee  of the Fund and the other  Board II
Funds (defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Ms.
Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating
Rate Fund) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Real Asset Fund
Oppenheimer Capital Income Fund                                Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                    Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                            Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust II

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the
Distributor.

         Messrs. Gillespie, Manioudakis, Miao, Murphy, Petersen, Vottiero,
Wixted and Zack, and Mses. Bloomberg and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of March 2, 2005, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Trustee (and his or her immediate family members) do not own securities of either the Manager or Distributor of the Board
II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the
Position(s) Held with Fund, Other Trusteeships/Directorships Held by Trustee;
Beneficially Oppenheimer Length of Service, Number of Portfolios in Fund Complex
Currently Overseen Owned in the Funds Overseen Age by Trustee Fund by Trustee
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2004
------------------------------ ----------------------------------------------------------- --------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
William L. Armstrong,          Chairman  of  the  following   private   mortgage  banking  None            Over $100,000
Chairman of the Board since    companies:  Cherry Creek  Mortgage  Company  (since 1991),
2003 and Trustee since 1999    Centennial  State Mortgage  Company  (since 1994),  The El
Age: 67                        Paso Mortgage  Company (since 1993),  Transland  Financial
                               Services,  Inc.  (since  1997);  Chairman of the following private  companies:  Great Frontier  Insurance  (insurance agency) (since 1995),  Ambassador  Media  Corporation  and
                               Broadway   Ventures   (since  1984);  a  director  of  the
                               following public  companies:  Helmerich & Payne, Inc. (oil and gas  drilling/production  company)  (since  1992)  and
                               UNUMProvident   (insurance   company)  (since  1991).  Mr.
                               Armstrong  is also a  Director/Trustee  of Campus  Crusade
                               for  Christ  and  the  Bradley   Foundation.   Formerly  a
                               director of the following:  Storage Technology Corporation
                               (a    publicly-held     computer     equipment    company)
                               (1991-February    2003),    and    International    Family
                               Entertainment  (television channel) (1992-1997),  Frontier
                               Real  Estate,  Inc.  (residential  real estate  brokerage)
                               (1994-1999),  and Frontier Title (title insurance  agency)
                               (1995-June  1999); a U.S.  Senator  (January  1979-January
                               1991).  Oversees  38  portfolios  in the  OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Robert G. Avis,                Formerly,  Director and President of A.G. Edwards Capital,  None            $50,001-$100,000
Trustee since 1993             Inc.  (General  Partner of private  equity  funds)  (until
Age: 73                        February  2001);  Chairman,  President and Chief Executive
                               Officer of A.G. Edwards Capital,  Inc. (until March 2000);
                               Vice Chairman and Director of A.G. Edwards,  Inc. and Vice
                               Chairman  of A.G.  Edwards  & Sons,  Inc.  (its  brokerage company  subsidiary) (until March 1999);  Chairman of A.G.
                               Edwards   Trust  Company  and  A.G.E.   Asset   Management
                               (investment  advisor)  (until March 1999);  and a Director
                               (until  March  2000)  of  A.G.  Edwards  & Sons  and  A.G.
                               Edwards  Trust  Company.  Oversees  38  portfolios  in the
                               OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
George C. Bowen,               Formerly  Assistant  Secretary  and a  director  (December  $10,001-$50,000 Over $100,000
Trustee since 2001             1991-April    1999)   of   Centennial   Asset   Management
Age: 68                        Corporation;  President,  Treasurer  and a director  (June
                               1989-April 1999) of Centennial Capital Corporation;  Chief
                               Executive Officer and a director of MultiSource  Services,
                               Inc. (March 1996-April  1999).  Until April 1999 Mr. Bowen
                               held  several   positions  in   subsidiary  or  affiliated
                               companies of the Manager.  Oversees 38  portfolios  in the
                               OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Edward L. Cameron,             A  member  of The  Life  Guard  of  Mount  Vernon,  George  None            Over $100,000
Trustee since 2001             Washington's  home (since June  2000).  Formerly  Director
Age: 66                        (March   2001-May  2002)  of  Genetic  ID,  Inc.  and  its
                               subsidiaries (a privately held biotech company);
                               a partner (July 1974-June 1999) with
                               PricewaterhouseCoopers LLP (an accounting firm);
                               and Chairman (July 1994-June 1998) of Price
                               Waterhouse LLP Global Investment Management
                               Industry Services Group. Oversees 38 portfolios
                               in the OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Jon S. Fossel,                 Director  (since  February  1998)  of Rocky  Mountain  Elk  None            Over $100,000
Trustee since 1990             Foundation  (a  not-for-profit   foundation);  a  director
Age: 63                        (since 1997) of Putnam Lovell Finance  (finance  company);
                               a  director  (since  June  2002)  of   UNUMProvident   (an
                               insurance   company).   Formerly   a   director   (October
                               1999-October  2003) of P.R.  Pharmaceuticals  (a privately held  company);  Chairman  and a director  (until  October
                               1996) and President  and Chief  Executive  Officer  (until
                               October 1995) of the Manager;  President,  Chief Executive
                               Officer   and  a   director   (until   October   1995)  of
                               Oppenheimer Acquisition Corp.,  Shareholders Services Inc.
                               and  Shareholder  Financial  Services,  Inc.  Oversees  38
                               portfolios in the OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Sam Freedman,                  Director of Colorado Uplift (a non-profit  charity) (since  None            Over $100,000
Trustee since 1996             September   1984).   Formerly  (until  October  1994)  Mr.
Age: 64                        Freedman   held  several   positions  in   subsidiary   or
                               affiliated   companies   of  the   Manager.   Oversees  38
                               portfolios in the OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Beverly L. Hamilton,           Trustee of Monterey  International Studies (an educational  None            None
Trustee since 2002             organization)  (since  February  2000);  a director of The
Age: 58                        California   Endowment  (a   philanthropic   organization)
                               (since April 2002) and of Community Hospital of
                               Monterey Peninsula (educational organization)
                               (since February 2002); a director of America
                               Funds Emerging Markets Growth Fund (since October
                               1991) (an investment company); an advisor to
                               Credit Suisse First Boston's Sprout venture
                               capital unit. Mrs. Hamilton also is a member of
                               the investment committees of the Rockefeller
                               Foundation and of the University of Michigan.
                               Formerly, Trustee of MassMutual Institutional
                               Funds (open-end investment company) (1996-May
                               2004); a director of MML Series Investment Fund
                               (April 1989-May 2004) and MML Services (April
                               1987-May 2004) (investment companies); member of
                               the investment committee (2000-2003) of Hartford
                               Hospital; an advisor (2000-2003) to Unilever
                               (Holland)'s pension fund; and President (February
                               1991-April 2000) of ARCO Investment Management
                               Company. Oversees 37 portfolios in the
                               OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Robert J. Malone,              Chairman,  Chief Executive  Officer and Director of Steele  None            Over $100,000
Trustee since 2002             Street State Bank (a  commercial  banking  entity)  (since
Age: 60                        August  2003);  director of Colorado  UpLIFT (a non-profit organization) (since 1986); trustee (since 2000)
                               of the Gallagher Family Foundation (non-profit
                               organization). Formerly, Chairman of U.S.
                               Bank-Colorado (a subsidiary of U.S. Bancorp and
                               formerly Colorado National Bank,) (July
                               1996-April 1, 1999), a director of: Commercial
                               Assets, Inc. (a REIT) (1993-2000), Jones
                               Knowledge, Inc. (a privately held company)
                               (2001-July 2004) and U.S. Exploration, Inc. (oil
                               and gas exploration) (1997-February 2004).
                               Oversees 37 portfolios in the OppenheimerFunds
                               complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
F. William Marshall, Jr.,      Trustee of  MassMutual  Institutional  Funds  (since 1996)  None            Over $100,000
Trustee since 2001             and  MML  Series   Investment   Fund  (since  1987)  (both
Age: 62                        open-end   investment   companies)  and  the   Springfield
                               Library and Museum Association (since 1995)
                               (museums) and the Community Music School of
                               Springfield (music school) (since 1996); Trustee
                               (since 1987), Chairman of the Board (since 2003)
                               and Chairman of the investment committee (since
                               1994) for the Worcester Polytech Institute
                               (private university); and President and Treasurer
                               (since January 1999) of the SIS Fund (a private
                               not for profit charitable fund). Formerly, member
                               of the investment committee of the Community
                               Foundation of Western Massachusetts (1998 -
                               2003); Chairman (January 1999-July 1999) of SIS
                               & Family Bank, F.S.B. (formerly SIS Bank)
                               (commercial bank); and Executive Vice President
                               (January 1999-July 1999) of Peoples Heritage
                               Financial Group, Inc. (commercial bank). Oversees
                               38 portfolios in the OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in
                                                                                           of Shares       Any of the
Position(s) Held with Fund, Other Trusteeships/Directorships Held by Trustee;
Beneficially Oppenheimer Length of Service, Number of Portfolios in Fund Complex
Currently Overseen Owned in the Funds Overseen Age by Trustee Fund by Trustee
------------------------------ ----------------------------------------------------------- --------------- ----------------
------------------------------ ----------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2004
------------------------------ ----------------------------------------------------------- --------------------------------
------------------------------ ----------------------------------------------------------- --------------- ----------------
John V. Murphy,                Chairman, Chief Executive Officer and director (since       None            Over $100,000
President and Trustee since    June 2001) and President (since September 2000) of the
2001                           Manager; President and a director or trustee of other
Age: 55                        Oppenheimer funds; President and a director (since July
                               2001) of Oppenheimer Acquisition Corp. (the
                               Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding
                               company subsidiary of the Manager); a director
                               (since November 2001) of OppenheimerFunds
                               Distributor, Inc. (a subsidiary of the Manager);
                               Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder
                               Financial Services, Inc. (transfer agent
                               subsidiaries of the Manager); President and a
                               director (since July 2001) of OppenheimerFunds
                               Legacy Program (a charitable trust program
                               established by the Manager); a director of the
                               following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation,
                               Trinity Investment Management Corporation and
                               Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation
                               and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a
                               director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President
                               (since February 1997) of Massachusetts Mutual
                               Life Insurance Company (the Manager's parent
                               company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that
                               owns the shares of Babson Capital Management
                               LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve
                               from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September
                               2000-June 2001) of the Manager; President and
                               trustee (November 1999-November 2001) of MML
                               Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment
                               companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President,
                               Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance
                               Company; a director (June 1989-June 1998) of
                               Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 62 portfolios as Trustee/Director and 21
                               additional portfolios as Officer in the
                               OppenheimerFunds complex.
------------------------------ ----------------------------------------------------------- --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs.
Manioudakis, Zack, Gillespie and Miao and Ms. Bloomberg, Two World Financial Center,
225 Liberty Street, New York, NY 10281-1008, for Messrs. Vandehey, Vottiero, Petersen
and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Angelo Manioudakis,                     Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio Manager    Management Corporation (since April, 2002) and of OFI Institutional Asset
since 2002                              Management, Inc. (since June 2002); an officer of 15 portfolios in the
Age:  39                                OppenheimerFunds complex. Formerly Executive Director and portfolio manager for
                                        Miller, Anderson & Sherrerd, a
                                        division of Morgan Stanley Investment
                                        Management (August 1993-April 2002).
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief Compliance     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Officer since 2004                      Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
Age:  54                                (until February 2004) Vice President and Director of Internal Audit of the
                                        Manager. An officer of 83 portfolios in
the Oppenheimer funds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Brian W. Wixted,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer since 1999                    of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age:  45                                Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings,
                                        Inc. (since March 1999), of OFI Private
                                        Investments, Inc. (since March 2000), of
                                        OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc (since May 2000),
                                        of OFI Institutional Asset Management,
                                        Inc. (since November 2000), and of
                                        OppenheimerFunds Legacy Program (a
                                        Colorado non-profit corporation) (since
                                        June 2003); Treasurer and Chief
                                        Financial Officer (since May 2000) of
                                        OFI Trust Company (a trust company
                                        subsidiary of the Manager); Assistant
                                        Treasurer (since March 1999) of
                                        Oppenheimer Acquisition Corp. Formerly
                                        Assistant Treasurer of Centennial Asset
                                        Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds
                                        Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer
                                        (March 1995-March 1999) at Bankers Trust
                                        Company-Mutual Fund Services Division.
                                        An officer of 83 portfolios in the
                                        OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Brian Petersen,                         Assistant Vice President of the Manager since August 2002; formerly
Assistant Treasurer since 2004          Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
Age:  34                                officer of 83 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Philip Vottiero,                        Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
Age:  41                                which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
                                        1999). An officer of 83 portfolios in
the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since February
Vice President & Secretary;             2002) of the Manager; General Counsel and a director (since November 2001) of the
since 2001                              Distributor; General Counsel (since November 2001) of Centennial Asset Management
Age:  56                                Corporation; Senior Vice President and General Counsel (since November 2001) of
                                        HarbourView Asset Management
                                        Corporation; Secretary and General
                                        Counsel (since November 2001) of
                                        Oppenheimer Acquisition Corp.; Assistant
                                        Secretary and a director (since October
                                        1997) of OppenheimerFunds International
                                        Ltd. and OppenheimerFunds plc; Vice
                                        President and a director (since November
                                        2001) of Oppenheimer Partnership
                                        Holdings, Inc.; a director (since
                                        November 2001) of Oppenheimer Real Asset
                                        Management, Inc.; Senior Vice President,
                                        General Counsel and a director (since
                                        November 2001) of Shareholder Financial
                                        Services, Inc., Shareholder Services,
                                        Inc., OFI Private Investments, Inc. and
                                        OFI Trust Company; Vice President (since
                                        November 2001) of OppenheimerFunds
                                        Legacy Program; Senior Vice President
                                        and General Counsel (since November
                                        2001) of OFI Institutional Asset
                                        Management, Inc.; a director (since June
                                        2003) of OppenheimerFunds (Asia)
                                        Limited. Formerly Senior Vice President
                                        (May 1985-December 2003), Acting General
                                        Counsel (November 2001-February 2002)
                                        and Associate General Counsel (May
                                        1981-October 2001) of the Manager;
                                        Assistant Secretary of Shareholder
                                        Services, Inc. (May 1985-November 2001),
                                        Shareholder Financial Services, Inc.
                                        (November 1989-November 2001); and
                                        OppenheimerFunds International Ltd.
                                        (October 1997-November 2001). An officer
                                        of 83 portfolios in the OppenheimerFunds
                                        complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age:  39                                Secretary (since October 2003) of the Distributor; Assistant Secretary (since
                                        October 2003) of Centennial Asset
                                        Management Corporation; Vice President
                                        and Assistant Secretary (since 1999) of
                                        Shareholder Services, Inc.; Assistant
                                        Secretary (since December 2001) of
                                        OppenheimerFunds Legacy Program and of
                                        Shareholder Financial Services, Inc..
                                        Formerly an Assistant Counsel (August
                                        1994-October 2003) and Assistant Vice
                                        President of the Manager (August
                                        1997-June 1998). An officer of 83
                                        portfolios in the OppenheimerFunds
                                        complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager since May 2004; formerly
Assistant Secretary since 2004          First Vice President and Associate General Counsel of UBS Financial Services Inc.
Age:  37                                (formerly, PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skadden, Arps,
                                        Slate, Meagher & Flom, LLP
                                        (September 1996 - April 1999). An
                                        officer of 83 portfolios in the
                                        OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Phillip S. Gillespie,                   Senior Vice President and Deputy General Counsel of the Manager since September
Assistant Secretary since 2004          2004. Formerly Mr. Gillespie held the following positions at Merrill Lynch
Age:  41                                Investment Management: First Vice President (2001-September 2004); Director (from
                                        2000) and Vice President (1998-2000). An
                                        officer of 83 portfolios in the
                                        OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Wayne Miao,                             Assistant Vice President and Assistant Counsel of the Manager since June 2004.
Assistant Secretary since 2004          Formerly an Associate with Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  32                                2004). An officer of 83 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------

|X| Remuneration of Trustees. The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended December 31, 2004. The compensation from all 38 of the Board II Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2004.

-------------------------------------------------- -------------------------------- -------------------------------
Trustee Name and Other Fund Position(s) (as          Aggregate Compensation from     Total Compensation From Fund
                                                                                       and Fund Complex Paid to
applicable) Fund(1) Trustees*
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William L. Armstrong                                            $2,629                         $178,000
Chairman of the Board and
Governance Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert G. Avis                                                  $1,750                         $118,500
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
George C. Bowen                                                 $1,750                         $118,500
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Edward L. Cameron                                               $2,009                         $136,000
Audit Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Jon S. Fossel                                                   $2,009                         $136,000
Review Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Sam Freedman                                                    $1,750                         $118,500
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Beverly Hamilton(2)                                           $1,714(3)                       $152,355(4)
Review Committee Member and Governance Committee
Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert J. Malone(2)                                           $1,798(3)                        $121,726
Governance Committee Chairman and
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
F. William Marshall, Jr.
Audit Committee Member and Governance Committee                 $1,750                        $167,500(5)
Member
-------------------------------------------------- --------------------------------- ------------------------------
1.   Aggregate Compensation from Fund includes fees and deferred compensation, if any, for a Trustee.
2.   a. Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II
     Funds effective June 1, 2002. Compensation for Mrs. Hamilton and Mr. Malone
     was paid by all of the Board II Funds, with the exception of Oppenheimer
     Senior Floating Rate Fund for which they currently do not serve as Trustees
     (total of 37 Oppenheimer funds at December 31, 2004).
     b. Mrs. Hamilton and Mr. Malone elected to defer their compensation 100%
     under Deferred Compensation Plan.
3.   Includes $1,714 deferred for Mrs. Hamilton and $1,798 for Mr. Malone under
     Deferred Compensation Plan.
4.   Includes $36,354 compensation (of which 100% was deferred under a deferred compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML
     Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the
     Sub-Advisor to the MassMutual International Equity Fund, a series of
     MassMutual Institutional Funds.
5.   Includes $49,000 compensation paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and
     MML Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a series of
     MassMutual Institutional Funds.

* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

|X| Deferred Compensation Plan For Trustees. The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred fee account.

|X| Major Shareholders. As of March 2, 2005, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding securities were:

New Mexico Savings Plan - SE, Conservative Portfolio, Attn: Amy Sullivan, P.O.
Box 5270, Denver, CO 80217-5270 which owned 3,187,781.541 Class A shares (8.59%
of the Class A shares then outstanding).

MLPF&S, Attn: Fund Admn, 4800 Deer Lake Drive E., Floor 3, Jacksonville, FL
32246-6484 which owned 184,217.731 Class N shares (7.41% of the Class N shares then outstanding).

R E Svensk & M Reynolds TR, Exporters Insurance Services, 335 Madison
Avenue, New York, NY 10017-4611 which owned 145,145.086 Class N shares (5.84% of the Class N shares then outstanding).

Oregon College Savings Plan, Conservative Portfolio, c/o OppenheimerFunds, Inc.,
Attn: Amy Sullivan, P.O. Box 5270, Denver, CO 80217-5270 which owned 917,943.231
Class Y shares (17.11% of the Class Y shares then outstanding).

Oregon College Savings Plan, Aggressive Portfolio, c/o OppenheimerFunds, Inc.,
Attn: Amy Sullivan, P.O. Box 5270, Denver, CO 80217-5270 which owned 896,251.294
Class Y shares (16.70% of the Class Y shares then outstanding).

Oregon College Savings Plan, Moderate Portfolio, c/o OppenheimerFunds, Inc.,
Attn: Amy Sullivan, P.O. Box 5270, Denver, CO 80217-5270 which owned 893,654.593
Class Y shares (16.65% of the Class Y shares then outstanding).

Oregon College Savings Plan, Balanced Portfolio, c/o OppenheimerFunds, Inc.,
Attn: Amy Sullivan, P.O. Box 5270, Denver, CO 80217-5270 which owned 869,231.935
Class Y shares (16.20% of the Class Y shares then outstanding).

New Mexico Savings Plan - TEP, Conservative Portfolio, Attn: Amy Sullivan, P.O.
Box 5270, Denver, CO 80217-5270 which owned 1,196,300.302 Class Y shares (22.30%
of the Class Y shares then outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities
("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Proxy
Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

     o The Fund votes with the  recommendation  of the  issuer's  management  on routine  matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise. o In general,
the  Fund  opposes   anti-takeover   proposals  and  supports   elimination   of
anti-takeover  proposals,  absent  unusual  circumstances.  o The Fund  supports shareholder  proposals to reduce a super-majority vote requirement,  and opposes management  proposals  to add a  super-majority  vote  requirement.  o The  Fund opposes  proposals  to  classify  the board of  directors.  o The Fund  supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options. o The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525-7048 and (ii) on the SEC's website at www.sec.gov.

|X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the
Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years were:

--------------------------------------- -----------------------------------------------------------------------------
Fiscal Year ended 12/31:                                   Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2002                                                        $3,389,414
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2003                                                        $4,181,296
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2004                                                        $3,796,106
--------------------------------------- -----------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         Until March 1991, Massachusetts Mutual Life Insurance Company was the
Fund's investment advisor. The Manager became the Fund's investment advisor
March 28, 1991, and the Manager engaged MassMutual as sub-advisor from March 28,
1991 until July 10, 1995.

         |X| Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the
Board considered: o The nature, cost, and quality of the services provided to the Fund and its
              shareholders;
o        The profitability of the Fund to the Manager;
o The investment performance of the Fund in comparison to regular market indices; o Economies of scale that may be available to the Fund from the
Manager; o Fees paid by other mutual funds for similar services; o The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o             The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
              Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

         These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund and experienced Counsel to the Independent Trustees who assisted the Board in its deliberations. The Fund's Counsel and the Independent Trustees Counsel are
independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Portfolio Managers. The Fund's portfolio is managed by Angelo Manioudakis,
         Benjamin Gord and Charles Moon (each is referred to as a "Portfolio
         Manager" and collectively they are referred to as the "Portfolio
         Managers"). They are the persons who are responsible for the day-to-day management of the Fund’s investments.

          Other Accounts Managed. In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts, on behalf of the Manager or its affiliates. The following table provides information, as of December 31, 2004, regarding the other portfolios and accounts managed by a Portfolio Manager. No account has a performance-based advisory fee:

Portfolio Manager                  Total Assets                  Total Assets in              Total Assets
                      Registered   in Registered   Other Pooled    Other Pooled
                      Investment    Investment      Investment      Investment    Other         in Other
                      Companies      Companies       Vehicles        Vehicles     Accounts      Accounts
                       Managed       Managed*        Managed         Managed*      Managed      Managed*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 Angelo Manioudakis       15           $8,542.2         3              $116.0         1           $38.8
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Benjamin Gord         7            $4,857.2         3              $116.0         1           $38.8
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    Charles Moon          7            $4,857.2         3              $116.0         1           $38.8
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

       *  In millions.

         As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio
Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

 Compensation of the Portfolio Managers. The Fund's Portfolio Managers are
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004 the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against the Lipper Corporate Debt A-rated benchmark, an appropriate benchmark selected by management. Other factors considered with respect to a portfolio manager's bonus include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. This compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

        Share Ownership. As of December 31, 2004 each Portfolio Manager beneficially owned shares of the Fund as follows:

                                                                    Range of Shares Beneficially
                  Portfolio Manager                                      Owned in the Fund
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                   Angelo Manioudakis                                            None
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                   Benjamin Gord                                                 None
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                   Charles Moon                                                  None
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     ---------------------------------- -----------------------------------------------------------------
         Fiscal Year Ended 12/31:               Total Brokerage Commissions Paid by the Fund(1)
     ---------------------------------- -----------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------
                   2002                                             $275,409
     ---------------------------------- -----------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------
                   2003                                             $99,995
     ---------------------------------- -----------------------------------------------------------------
     ---------------------------------- -----------------------------------------------------------------
                   2004                                            $85,935(2)
     ---------------------------------- -----------------------------------------------------------------
1.       Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.       In the fiscal year ended December 31, 2004, the amount of transactions directed to brokers for research services was $0 and amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year     Aggregate Front-End     Class A Front-End
                                  Sales Charges
Ended 12/31:    Sales Charges on        Retained by
                Class A Shares          Distributor(1)
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2002             $1,617,689               $560,960
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2003             $1,149,874               $429,092
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2004             $1,102,190               $399,216
--------------- ----------------------- -----------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year     Concessions on Class    Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 12/31:    A Shares Advanced by    B Shares Advanced by   Shares Advanced by       Shares Advanced by
                Distributor(1) Distributor(1) Distributor(1) Distributor(1)
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2002              $160,349              $2,110,998               $306,867                $85,293(2)
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2003              $59,733               $1,109,974               $210,325                  $82,084
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2004              $107,045               $502,881                $149,529                  $96,389
--------------- ----------------------- ---------------------- ------------------------ ------------------------
1.   The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B Class C and
     Class N shares from its own resources at the time of sale.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent        Class N Contingent
                Deferred Sales          Deferred Sales                                    Deferred Sales
Ended 12/31:    Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                Distributor             Distributor             Retained by Distributor   Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2002              $15,578                 $903,519                 $37,637                  $29,346
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2003              $37,749                 $773,520                 $21,673                  $49,744
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2004               $5,067                 $600,703                 $15,640                  $26,286
--------------- ----------------------- ----------------------- ------------------------- -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings. The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed. In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

............Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level.
The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the
Distributor makes service fee payments to recipients quarterly on those shares.
The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended December 31, 2004 payments under the Class A plan totaled $870,851, of which $68,878 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $4,389 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X| Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account. The
Distributor does not receive or retain the service fee on Class B, Class C, or
Class N shares in accounts for which it is listed as the broker-dealer of record.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The asset-based  sales charge on Class B, Class C and Class N shares allows investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition  that the  Distributor:  o pays sales  concessions to authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above, o may finance payment of sales  concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide such financing  from its own  resources  or from the  resources  of an  affiliate,  o employs  personnel  to  support  distribution  of Class B,  Class C and  Class N shares,  o bears the costs of sales  literature,  advertising  and  prospectuses
(other  than those  furnished  to  current  shareholders)  and state  "blue sky"
registration fees and certain other distribution  expenses, o may not be able to adequately  compensate  dealers  that sell  Class B,  Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such  Classes for sale  absent the plans,  o receives  payments  under the plans consistent  with the service fees and  asset-based  sales  charges paid by other non-proprietary  funds that charge 12b-1 fees, o may use the payments  under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares, o may experience increased difficulty selling the
Fund's  shares  if  payments  under  the  plan  are  discontinued  because  most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 12/31/04
---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class B Plan               $1,677,194              $11,616(1)               $3,522,475                2.37%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class C Plan                $860,147              $1,401,520(2)             $1,649,652                1.95%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class N Plan                $106,918              $2,444,161(3)              $447,604                 1.75%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
1.       Includes $52,656 paid to an affiliate of the Distributor's parent company.
2.       Includes $28,819 paid to an affiliate of the Distributor's parent company.
3.       Includes $97,097 paid to an affiliate of the Distributor's parent company.

         All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o             Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
              performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o             The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o             An investment in the Fund is not insured by the FDIC or any other government agency.
o             The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o             When an investor's shares are redeemed, they may be worth more or less than their original cost.
o             Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o Standardized Yield. The "standardized yield" (sometimes referred to just as
"yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

    Standardized Yield         = 2[(   a - b   +1)(6)     -1 ]
                                      --------
                                        cd

     The symbols  above  represent  the  following  factors:  a = dividends  and interest  earned during the 30-day period.  b = expenses  accrued for the period
(net of any expense assumptions). c = the average daily number of shares of that class  outstanding  during  the  30-day  period  that were  entitled  to receive dividends.  d = the maximum  offering  price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
     30-day period.

o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield = dividends paid x 12/maximum offering price (payment date)

         The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

---------------------------------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 12/31/04
---------------------------------------------------------------------------------------------------
----------------- --------------------------------------- -----------------------------------------
Class of Shares             Standardized Yield                         Dividend Yield
----------------- --------------------------------------- -----------------------------------------
----------------- ------------------- ------------------- --------------------- -------------------
                       Without              After               Without               After
                        Sales               Sales                Sales                Sales
                        Charge              Charge               Charge               Charge
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class A                 3.85%               3.66%                10.33%               9.84%
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class B                 3.10%                N/A                 9.58%                 N/A
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class C                 3.10%                N/A                 9.58%                 N/A
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class N                 3.60%                N/A                 10.07%                N/A
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class Y                 3.62%                N/A                 10.09%                N/A
----------------- ------------------- ------------------- --------------------- -------------------

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class
N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on
Class Y shares.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     Average Annual Total Return
  P

o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
---
  P

o Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
  P

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

                   = Total Return
    ERV - P
----------------
       P
o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 12/31/04
----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
Class      of      Cumulative Total
                 Returns (10 years or
Shares              life-of-class)       Average Annual Total Returns
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------
                                                  1-Year                    5-Year                   10-Year
                                                                     (or life of class if      (or life of class if

less) less)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A(1)       84.94%       94.17%       -0.08%        4.90%        5.69%        6.72%        6.34%        6.86%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B(2)       85.70%       85.70%       -0.79%        4.21%        5.62%        5.94%        6.39%        6.39%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class C(3)       61.08%       61.08%        3.12%        4.12%        5.95%        5.95%        5.16%        5.16%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class N(4)       25.07%       25.07%        3.71%        4.71%        6.01%        6.01%         N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class Y(5)       46.57%       46.57%        5.30%        5.30%        7.32%        7.32%        5.89%        5.89%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1. Inception of Class A: 04/15/88 2. Inception of Class B: 05/03/93 3. Inception
of Class C: 07/11/95 4. Inception of Class N: 03/01/01 5. Inception of Class Y:
04/27/98

----------------------------------------------------------------------------------------------------------------
                     Average Annual Total Returns for Class A Shares (After Sales Charge)
                                        For the Periods Ended 12/31/04
----------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- ------------------------ ----------------------
                                                  1-Year                 5-Year                  10-Year
                                                                  (or life of class if    (or life of class if
                                                                          less)
less)
------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------
After Taxes on Distributions                      -1.54%                  3.47%                   3.81%
------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------
After Taxes on Distributions and                  -0.07%                  3.45%                   3.81%
Redemption of Fund Shares
------------------------------------------ --------------------- ------------------------ ----------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among  intermediate-term bond funds.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange
(the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                                    Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                       Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Select Value Fund
Oppenheimer Growth Fund                                       Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer International Bond Fund                           Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund                         Oppenheimer Total Return Bond Fund
Oppenheimer International Small Company Fund                  Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund                          Oppenheimer Value Fund
Oppenheimer Limited Term California Municipal Fund            Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or (effective March 18, 2005) Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and (effective March 18, 2005) Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer Money Market
Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
(effective March 18, 2005) Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.
The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the
Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
     $50,000, the escrow shall be shares valued in the amount of $2,500
     (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the
     Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.   The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)               Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)               Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)               Class A or Class B shares acquired by exchange of either (1)
                  Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
                  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other
Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has
$1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

|X| Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus,  Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover  contributions made to Individual  401(k) plans,  Profit-Sharing  Plans and Money  Purchase  Pension
Plans, o to all direct  rollovers from  OppenheimerFunds-sponsored  Pinnacle and
Ascender retirement plans, o to all  trustee-to-trustee  IRA transfers, o to all
90-24 type 403(b) transfers, o to Group Retirement Plans (as defined in Appendix
C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose, o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal  Revenue Code, the  recordkeeper or the plan  sponsor for which has  entered  into a special  agreement  with the
Distributor,  o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans  invested in the  Oppenheimer  funds is $500,000 or more, o to
OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o to  certain  customers  of  broker-dealers  and  financial  advisors  that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
                  (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the
                  Oppenheimer funds),
              purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
                  plan to any IRA invested in the Oppenheimer funds), and
              on  purchases of Class N shares by an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan made with the redemption
                  proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:  o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance  below $500 due to the automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account
balance  may  become  subject  to  the  Minimum   Balance  Fee;  o  Accounts  of
shareholders who elect to access their account documents electronically via eDoc
Direct;  o A fund account that has only  certificated  shares and, has a balance below $500 and is being escheated;  o Accounts of shareholders  that are held by broker-dealers  under the NSCC  Fund/SERV  system;  o  Accounts  held  under the
Oppenheimer Legacy Program and/or holding certain  Oppenheimer  Variable Account
Funds; o Omnibus  accounts  holding shares  pursuant to the Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o A fund  account  that  falls  below  the $500  minimum  solely  due to  market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R) are valued as follows:  (1) if last sale information is regularly  reported,  they are  valued at the last  reported  sale  price on the principal exchange on which they are traded or on Nasdaq(R),  as applicable,  on that day, or (2) if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the  closing  "bid" price on the  valuation  date.  o Equity securities traded on a foreign  securities  exchange generally are valued in one of the  following  ways:  (1) at the last sale price  available  to the  pricing service  approved  by the  Board  of  Trustees,  or (2) at the last  sale  price obtained by the Manager from the report of the  principal  exchange on which the security  is traded at its last  trading  session on or  immediately  before the valuation date, or (3) at the mean between the "bid" and "asked" prices obtained from the principal  exchange on which the security is traded or, on the basis of reasonable  inquiry,  from two market makers in the security.  o Long-term  debt securities having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable  inquiry.  o
The  following  securities  are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable  inquiry:  (1) debt instruments that have a maturity of more than 397 days when issued,  (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days, and (3)
non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less. o The  following securities  are  valued at cost,  adjusted  for  amortization  of  premiums  and accretion of  discounts:  (1) money market debt  securities  held by a non-money market  fund that had a maturity  of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining  maturity  of 397 days or less.  o  Securities
(including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean  between  the "bid" and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked"
price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on Nasdaq(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R) on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of
              the shares of the Fund in that account;
(2)           for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly
              authorized to act on behalf of the registered owner(s);
(3)           authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)           specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
              redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)           understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)           acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of
              checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A shares purchased subject to an initial sales charge or Class A shares
              on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)           state the reason for the distribution;
(2)           state the owner's awareness of tax penalties if the distribution is premature; and
(3)           conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally
5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this
Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

|X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:
     Limited Term New York Municipal Fund                         Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester National Municipals
     Oppenheimer International Value Fund                         Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term California Municipal Fund           Rochester Fund Municipals
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer Money Market Fund, Inc.

     The following funds do not offer Class Y shares:
     Limited Term New York Municipal Fund                         Oppenheimer International Small Company Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Champion Income Fund                            Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Developing Markets Fund                         Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Small Cap Value Fund
     Oppenheimer International Growth Fund                       Oppenheimer Total Return Bond Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o        Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
         plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
         Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
         Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
         Fund.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund II until after the expiration of the warranty period
         (2/4/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund III until after the expiration of the warranty period
         (12/6/2011).

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any Oppenheimer fund (other than Rochester National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class B shares (other than Limited-Term Government Fund,
Limited Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer
Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund), the Class
B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Limited-Term Government Fund, Limited Term
Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer Capital
Preservation Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class B, Class
C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X| Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the
Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the
Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for the Fund. Deloitte
& Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte &
Touche LLP to the Fund must be pre-approved by the Audit Committee.

CORE BOND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Core Bond Fund, formerly known as Oppenheimer Bond Fund, a series of Oppenheimer Integrity Funds, including the statement of investments, as of
December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented.
These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We  conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes  consideration of internal control over financial reporting as
a  basis  for  designing   audit   procedures   that  are   appropriate  in  the
circumstances,  but  not  for  the  purpose  of  expressing  an  opinion  on the
effectiveness  of  the  Fund's  internal   control  over  financial   reporting.
Accordingly,  we express no such opinion. An audit also includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  Our  procedures  included  confirmation  of securities  owned as of
December 31, 2004,  by  correspondence  with the  custodian  and brokers;  where replies were not received from brokers, we performed other auditing  procedures.
Additionally,  an audit includes  assessing the accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Core Bond Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/S/DELOITTE & TOUCHE LLP
--------------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005

STATEMENT OF INVESTMENTS December 31, 2004
--------------------------------------------------------------------------------
PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--12.5%
---------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%,
8/21/06                                                 $  1,368,308     $
1,365,878
---------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%,
10/25/06                                                   3,482,827
3,471,658
---------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                    2,850,000
2,846,438
---------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-C, Cl. AF1, 2.14%,
7/25/18                                                     397,815
397,372
Series 2004-A, Cl. AF1, 2.03%,
6/25/19                                                     848,582
845,315
Series 2004-D, Cl. AF1, 2.98%, 4/25/20
1                                                 1,480,930         1,476,129
---------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%,
4/25/23                                                     468,681
468,712
Series 2003-1, Cl. 1A3, 3.14%,
7/25/23                                                   1,362,177
1,361,468
Series 2003-4, Cl. 1A1, 2.538%, 9/25/17
2                                                  369,857           370,056
Series 2003-4, Cl. 1A2, 2.138%,
7/25/18                                                  1,140,000
1,136,171
---------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08
718,735           723,232
Series 2003-B, Cl. A2, 1.28%,
3/15/06
393,946           393,727
---------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06
1                                               2,360,000         2,349,954
---------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.518%, 5/25/33
2                                                  218,559           218,700
Series 2003-3, Cl. AF1, 2.538%, 8/25/33
2                                                  918,390           919,005
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34
1                                                574,247           573,529
---------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.788%, 2/25/33
2            528,170           531,557
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%,
12/8/05                                                    1,145,579
1,145,462
Series 2003-B, Cl. A2, 1.61%,
7/10/06                                                    4,328,023
4,320,749
Series 2004-B, Cl. A2, 2.48%, 2/8/07
1                                                   1,200,000
1,197,122
Series 2004-C, Cl. A2, 2.62%,
6/8/07                                                     4,240,000
4,226,984
---------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2004-A, Cl. A2, 2.13%,
10/15/06                                                   2,000,000
1,992,213
---------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%,
1/15/08                                                    2,576,136
2,567,035
---------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%,
4/21/06                                                    2,714,067
2,709,521
Series 2003-4, Cl. A2, 1.58%,
7/17/06                                                    3,532,235
3,524,355

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%,
12/18/06                                                $  1,462,954     $
1,460,064
---------------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Aviation Obligations,
Series 1A, Cl. D2, 8%, 7/15/31
1                                                         2,884,389
270,411
---------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31
1                                                 2,188,366         2,260,801
---------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%,
10/22/07                                                   1,545,143
1,544,928
Series 2003-1, Cl. A2, 1.60%,
7/20/06                                                    2,370,037
2,366,616
---------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%,
2/15/07                                                    1,400,107
1,395,180
---------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29
1
1,750,658           467,207
---------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%,
12/15/05
222,243           222,243
Series 2004-A, Cl. A2, 2.55%,
1/15/07                                                    2,020,000
2,018,629
---------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%,
10/16/06
570,216           573,092
---------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%, 11/25/34 1,
2                                             1,438,783         1,439,709
---------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2, 3.735%, 11/10/34
1                                  780,000           777,404
---------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%,
6/1/10
1,285,000         1,281,453
---------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%,
6/15/06
260,366           260,742
Series 2003-B, Cl. A2, 1.43%,
2/15/06                                                    1,002,452
1,001,840
---------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%,
4/16/07
556,513           557,626
Series 2002-1, Cl. A3, 2.41%,
10/16/06
632,641           632,619
Series 2004-2, Cl. A2, 2.41%,
2/15/07                                                    2,750,000
2,741,311
Series 2004-3, Cl. A2, 2.79%,
6/15/07                                                    1,960,000
1,956,133
---------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%,
1/22/07                                                    2,780,000
2,767,295
---------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%,
12/20/05
163,265           163,210
Series 2003-2, Cl. A2, 1.55%,
6/20/06                                                    1,920,457
1,916,727
---------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%,
5/21/07                                                    1,940,000
1,932,016

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%,
9/25/18                                               $  4,026,292     $
4,007,006
---------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%,
4/15/06                                                   2,439,461
2,434,887
Series 2004-1, Cl. A2A, 2.59%,
5/15/07                                                   2,550,000
2,540,616

--------------
Total Asset-Backed Securities (Cost
$83,432,803)
80,122,107

---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--58.9%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--47.7%
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--47.4%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44
3                                      3,382,682         3,586,691
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35
3
2,444,000         2,427,198
5.50%, 1/1/35
3
4,545,000         4,617,438
6%,
7/1/24
677,303           704,240
6.50%,
7/1/28-4/1/34
1,926,044         2,024,701
7%,
3/1/31-11/1/34
21,161,977        22,443,664
7%, 4/1/32-1/1/35
3
4,854,000         5,142,206
8%,
4/1/16
1,367,361         1,451,876
9%,
3/1/17-5/1/25
392,464           436,389
12.50%,
4/1/14
2,516             2,858
13.50%,
11/1/10
6,269             7,105
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21
72,045            72,086
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D  , 6.50%,
8/15/28
859,583           894,825
Series 2500, Cl. FD , 2.903%, 3/15/32
2                                                    900,105           903,636
Series 2526, Cl. FE , 2.803%, 6/15/29
2                                                  1,165,072         1,169,265
Series 2551, Cl. FD , 2.803%, 1/15/33
2                                                    935,478           941,889
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (0.21)%, 6/1/26
4                                                    1,452,554
271,199
Series 183, Cl. IO, (1.41)%, 4/1/27
4                                                    2,313,094
448,455
Series 184, Cl. IO  , 1.83%, 12/1/26
4                                                   2,354,574
437,836
Series 192, Cl. IO  , 3.27%, 2/1/28
4                                                      568,246
105,603
Series 200, Cl. IO  , 2.89%, 1/1/29
4                                                      694,329
133,114
Series 206, Cl. IO, (16.54)%, 12/1/29
4                                                    901,409           163,865
Series 2130, Cl. SC , 12.38%, 3/15/29
4                                                  1,570,167           164,027
Series 2134, Cl. SB , 5.30%, 3/15/29
4                                                   1,734,724
158,893
Series 2796, Cl. SD , 19.10%, 7/15/26
4                                                  2,414,325           244,044
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.97%, 6/1/26
5                                  616,103           537,514

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 1/1/20
3                                                                       $
15,658,000     $  15,609,069
5%, 1/1/20-1/1/35
3
49,846,000        49,779,769
5.50%,
3/1/33-1/1/34
16,942,597        17,220,350
5.50%, 1/1/35
3
31,287,000        31,766,067
6%,
8/1/24-9/1/24
9,655,550        10,049,582
6%, 1/1/35
3
28,542,000        29,514,198
6.50%, 1/1/35
3
48,582,000        50,950,373
7%,
1/1/09-8/1/34
17,847,776        18,934,133
7%, 1/1/35
3
6,829,000         7,236,609
7.50%,
2/1/08-3/1/08
33,490            34,789
8%,
8/1/17
17,268            18,173
8.50%,
7/1/32
208,511           226,521
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%,
11/25/31
3,531,303         3,744,276
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%,
3/25/22
57,374            59,313
Trust 1993-87, Cl. Z, 6.50%,
6/25/23
662,449           695,602
Trust 2001-70, Cl. LR, 6%,
9/25/30
1,321,148         1,347,050
Trust 2001-72, Cl. NH, 6%,
4/25/30
1,063,068         1,087,176
Trust 2001-74, Cl. PD, 6%,
5/25/30
449,338           455,435
Trust 2002-50, Cl. PD, 6%,
9/25/27
737,203           737,697
Trust 2002-77, Cl. WF, 2.81%, 12/18/32
2                                                 1,500,802         1,509,668
Trust 2003-81, Cl. PA, 5%,
2/25/12
685,221           687,741
Trust 2004-101, Cl. BG, 5%,
1/25/20
2,417,000         2,438,149
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, (3.08)%, 2/1/32
4                                                      1,162,379
223,423
Trust 2002-38, Cl. SO, 19.60%, 4/25/32
4                                                   817,786            65,750
Trust 2002-47, Cl. NS, 9.28%, 4/25/32
4                                                  3,117,170           326,712
Trust 2002-51, Cl. S, 9.56%, 8/25/32
4                                                   2,862,235
300,297
Trust 2002-77, Cl. IS, 15.90%, 12/18/32
4                                                1,393,265           146,895
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, (2.13)%, 6/1/23
4                                                      4,452,564
829,579
Trust 240, Cl. 2, (1.13)%, 9/1/23
4                                                      5,131,662
977,277
Trust 252, Cl. 2, (3.44)%, 11/1/23
4                                                     3,544,545
696,285
Trust 254, Cl. 2, (0.11)%, 1/1/24
4                                                      1,746,204
360,839
Trust 273, Cl. 2, 0.09%, 7/1/26
4                                                        1,054,530
194,839
Trust 301, Cl. 2, (3.70)%, 4/1/29
4                                                      2,947,428
559,433
Trust 303, Cl. IO, (13.36)%, 11/1/29
4                                                     385,187
75,237
Trust 321, Cl. 2, (5.55)%, 3/1/32
4                                                      6,722,616
1,335,954
Trust 324, Cl. 2, (9.38)%, 6/1/32
4                                                      5,990,626
1,219,696
Trust 333, Cl. 2, 1.93%, 3/1/33
4                                                        4,856,308
1,050,278
Trust 334, Cl. 17, (16.18)%, 2/1/33
4                                                      474,536
95,132
Trust 2001-81, Cl. S, 13.68%, 1/25/32
4                                                  1,262,236           153,950
Trust 2002-52, Cl. SD, 8.85%, 9/25/32
4                                                  3,649,528           377,343
Trust 2002-77, Cl. SH, 21.15%, 12/18/32
4                                                1,584,246           160,434
Trust 2004-54, Cl. DS, 20.40%, 11/25/30
4                                                  569,816            51,928

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL              VALUE

AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 9.71%, 9/25/23
5                                     $  1,224,260     $   1,060,232

--------------

303,853,870

---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
3.75%,
7/20/25-7/20/27
46,877            47,583
7%,
7/15/09
33,761            35,717
8%,
6/15/05-10/15/06
35,194            36,016
8.50%,
8/15/17-12/15/17
487,544           537,050
9%,
2/15/09-6/15/09
22,669            24,626
10%,
11/15/09
24,751            26,882
10.50%,
12/15/17-5/15/21
59,351            66,870
11%,
10/20/19
87,087            97,763
12%,
5/15/14
713               813
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 14.94%, 1/16/27
4                                                2,811,532           268,898
Series 2002-15, Cl. SM, 9.39%, 2/16/32
4                                                 2,804,382           270,380
Series 2002-76, Cl. SY, 9.35%, 12/16/26
4                                                1,137,976           116,082
Series 2004-11, Cl. SM, 10.64%, 1/17/30
4                                                  451,467            40,594

--------------

1,569,274

---------------------------------------------------------------------------------------------------------------------
PRIVATE--11.2%
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.8%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series  1996-MD6, Cl. A3, 7.405%, 11/13/29
2                                               800,000           865,832
---------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.54%, 4/14/29
4              42,978,868         1,596,437
---------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2004-6, Cl. A3, 4.512%,
12/10/42                                    2,160,000         2,160,000
---------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                   4,112,714
4,201,760
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                                   3,437,461
3,571,738
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                                  2,403,778
2,405,296
Series 2004-G, Cl. 2A1, 2.469%,
8/25/34                                                  1,657,862
1,654,594
---------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 9.22%, 6/22/24
4                           10,695,219           405,849
---------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.598%, 10/25/34
2                                              3,178,148         3,181,804
---------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.904%, 3/13/28
2                                                 711,193           723,130
---------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35           1,770,000         1,904,098

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%,
7/10/39                                               $  1,730,000     $
1,752,974
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                    1,410,000         1,413,710
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%,
7/15/29                       1,390,121         1,471,539
---------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                 1,618,799
1,601,204
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                 1,100,000
1,122,312
---------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.593%, 12/25/34
1,2                                              4,821,147         4,827,787
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%,
10/15/32                                     5,000,000         5,734,263
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.87%, 2/18/30
4                 12,463,811           402,060
---------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24
1                                                  282,801           260,618
---------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%,
7/25/34                                                     4,461,714
4,607,130
---------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%,
8/25/34                                       3,427,696         3,430,472
---------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%, 12/1/34
3                                                6,351,000         6,540,538
---------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%,
3/15/30                                                  2,010,000
2,175,394
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 7.79%, 5/18/32
4                253,290,634         1,025,548
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.548%,
1/25/35                                                 3,220,000
3,225,283
Series 2004-N, Cl. A10, 3.803%, 8/25/34
1                                                4,325,048         4,339,274
Series 2004-W, Cl. A2, 4.635%, 11/25/34
2                                                2,495,639         2,502,529

--------------

69,103,173

---------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%,
12/20/05                                                   246,967
247,017
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (11.79)%, 10/23/17
4                            24,848             5,917
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 2.28%, 10/23/17
5                                36,775            33,828

--------------

286,762

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

RESIDENTIAL--0.4%
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 4.357%, 4/25/26
1,2                  $     28,840     $      26,622
---------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                       2,842,033         2,529,899

--------------

2,556,521

--------------
Total Mortgage-Backed Obligations (Cost
$376,427,879)                                                    377,369,600

---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.7%
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%,
9/15/09
6,855,000         7,674,035
6.875%,
9/15/10
7,600,000         8,686,526
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%,
6/15/06
3,055,000         3,029,097
3.01%,
6/2/06
6,600,000         6,573,019
4.25%,
7/15/07
6,690,000         6,834,290
6.625%,
9/15/09
7,630,000         8,528,143
7.25%,
5/15/30
2,180,000         2,796,314
---------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%,
11/13/08
2,000,000         2,122,864
7.125%,
5/1/30
2,689,000         3,355,705
Series A, 6.79%,
5/23/12
14,531,000        16,756,626
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%,
2/15/31
2,739,000         2,962,615
5.50%, 8/15/28
6
13,954,000        15,107,396
8.875%,
8/15/17
6,664,000         9,445,700
STRIPS, 2.99%, 2/15/10
7
2,490,000         2,063,067
STRIPS, 3.29%, 2/15/11
7
13,121,000        10,335,254
STRIPS, 3.86%, 2/15/13
7
5,360,000         3,812,991
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%,
11/15/13-11/15/14
1,372,000         1,376,575
5.75%,
8/15/10
1,885,000         2,075,932

--------------
Total U.S. Government Obligations (Cost
$114,190,817)                                                    113,536,149

---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
---------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost
$2,390,219)                             2,370,000         2,693,505

---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--36.3%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.7%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Delphi Automotive Systems Corp., 6.50% Nts.,
5/1/09                                      3,045,000         3,132,696
---------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B,
5/15/09                                     2,660,000         3,019,645

--------------

6,152,341

PRINCIPAL              VALUE

AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

AUTOMOBILES--2.9%
American Honda Finance Corp., 3.85% Nts., 11/6/08
8                                   $  1,970,000     $   1,966,245
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08                  3,895,000         3,980,951
---------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs.,
3/1/30                                     590,000           693,786
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts.,
10/28/09                                               620,000
669,452
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25% Nts.,
3/2/11                                      1,500,000         1,572,387
---------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs.,
7/15/33                                   2,335,000         2,425,953
---------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                                   3,750,000
3,847,718
---------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts., 7/21/05
2,8                                         3,270,000         3,270,275

--------------

18,426,767

---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Hilton Hotels Corp., 7.95% Sr. Nts.,
4/15/07                                             1,200,000
1,305,902
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts.,
5/1/07                           1,015,000         1,087,319
---------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts.,
4/15/06                                        3,269,000         3,473,682

--------------

5,866,903

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts.,
5/15/11                                  1,685,000         1,845,075
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                                  1,660,000
1,718,100
---------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                              1,535,000
1,628,194
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                                 1,685,000
1,870,350

--------------

7,061,719

---------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                        3,070,000         3,449,817
---------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts.,
8/15/09                                    2,050,000         2,328,991
---------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                                 1,810,000
1,800,688
---------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs.,
2/1/12                                 2,990,000         3,859,271
---------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs.,
1/15/13                                            3,080,000         3,965,408
---------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts.,
5/1/12                                1,037,000         1,362,309
---------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts.,
10/15/06
433,000           427,448
3.50% Sr. Unsec. Nts.,
10/15/07
2,255,000         2,229,852
---------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts.,
6/1/07                                    3,140,000         3,265,886

--------------

22,689,670

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts.,
9/1/08                        2,165,000         2,358,819
---------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts.,
3/1/10                                                   3,085,000
3,540,038

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL              VALUE

AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MULTILINE RETAIL Continued
May Department Stores Co., 3.95% Nts.,
7/15/07                                        $    216,000     $     216,494

--------------

6,115,351

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07
1
1,268,000         1,369,440
10.55% Unsub. Nts.,
12/15/08
507,000           619,808

--------------

1,989,248

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Food Lion, Inc., 7.55% Nts.,
4/15/07                                                     2,125,000
2,308,912
---------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                                4,645,000
5,097,149
---------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09
1,9,10,11                                      476,601                --
---------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                            3,060,000         3,134,327

--------------

10,540,388

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                                    1,615,000
1,682,215
---------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                               2,515,000
2,524,761
---------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts.,
6/1/07                                                    3,835,000
3,974,824

--------------

8,181,800

---------------------------------------------------------------------------------------------------------------------
ENERGY--1.2%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08                                          200,000           207,000
---------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
Chesapeake Energy Corp., 7.50% Sr. Nts.,
6/15/14                                         1,665,000         1,827,338
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts.,
9/1/12                                       1,880,000         2,069,594
---------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts.,
9/15/27                                        1,570,000         1,974,275
---------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13
8                  1,622,225         1,575,140

--------------

7,446,347

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.2%
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts.,
1/15/13                                      41,000            41,781
---------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                              216,000
237,797
---------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts.,
10/15/08
1,680,000         1,696,961
7.75% Unsec. Sub. Nts.,
5/1/10
150,000           174,407

--------------

2,150,946

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--0.3%
Household Finance Corp., 8.875% Sr. Unsec. Nts.,
2/15/06                              $  1,815,000     $   1,921,840
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
American Express Centurion Bank, 4.375% Nts.,
7/30/09                                    1,155,000         1,174,598
---------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
4/2/12                                    3,205,000         3,799,169
---------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                            1,500,000         1,497,602
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts.,
2/1/08                                          2,030,000         2,219,494
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts.,
2/15/08                                       325,000           351,146
---------------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts.,
1/15/08                                               2,488,000
2,600,371
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts.,
9/10/09                                          3,310,000         3,311,228
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts.,
4/1/12
3,580,000         3,998,649

--------------

18,952,257

---------------------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08
8                               635,000           643,019
---------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts.,
7/30/07                                       860,000           856,895
---------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts.,
12/15/30                                                    2,730,000
3,596,262
---------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts.,
6/1/06                       1,275,000         1,252,118
---------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10
8                                     2,487,000         2,915,276
---------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Nts.,
7/15/14                                          647,000           633,322
---------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts.,
7/1/12                                  2,985,000         3,156,820
---------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23
8                              4,820,000         6,136,487
---------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25
8                                4,680,000         5,992,745

--------------

25,182,944

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP, 6.763% Sr. Unsec. Nts.,
6/15/07                                          560,000           596,060
---------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B,
1/15/09                                                1,445,000
1,468,032
8.75% Sr. Unsec. Nts.,
8/15/08
1,060,000         1,209,691
---------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts.,
8/15/14                                          1,625,000         1,672,707
---------------------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts.,
1/15/08                                 2,400,000         2,603,052
---------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
6/15/07                                3,160,000         3,282,668
---------------------------------------------------------------------------------------------------------------------

10,832,210

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                              3,200,000
3,332,189
---------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts.,
5/15/07                                                  3,750,000
4,030,901

--------------

7,363,090

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

INDUSTRIALS--3.2%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts.,
5/15/06                                  $    451,000     $     465,206
---------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts.,
11/1/06                                429,000           454,290
---------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts.,
2/15/11                                         2,270,000         2,608,359
---------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts.,
7/15/05                                                   224,000
228,031

--------------

3,755,886

---------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                                   3,490,000
3,420,036
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                      1,570,000         1,687,750
---------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07
1                       150,000           151,875
---------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts.,
8/15/05
100,000           101,500
---------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts.,
7/15/28
700,000           791,932
7.125% Sr. Unsec. Nts.,
10/1/07
1,890,000         2,054,005

--------------

4,787,062

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33
8                        1,765,000         1,963,698
---------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                   2,225,000
2,299,753
6.75% Sr. Unsub. Nts.,
2/15/11
1,140,000         1,279,316

--------------

5,542,767

---------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07
1,9,10          300,000           226,875
---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co., 4.25% Nts.,
8/1/09                                          434,000           437,903
---------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                                   2,175,000
2,347,012

--------------

2,784,915

---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07
1,9,10                  200,000           105,000
---------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts.,
6/1/20                             85,000           120,152
---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts.,
3/15/05                                        943,000           947,388

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES--3.1%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
British Telecommunications plc:
7.875% Nts.,
12/15/05                                                                 $
2,740,000     $   2,858,442
8.125% Nts.,
12/15/10
550,000           661,267
---------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts.,
5/15/11                                     1,029,000         1,209,075
---------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                    2,800,000         3,339,568
---------------------------------------------------------------------------------------------------------------------
France Telecom SA:
7.95% Sr. Unsec. Nts.,
3/1/06
1,675,000         1,759,179
9.25% Sr. Unsec. Nts., 3/1/31
2                                                          1,270,000
1,726,692
---------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts.,
1/30/06
1,595,000         1,659,412
8.75% Nts.,
3/15/32
1,410,000         1,884,338
---------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts.,
11/19/08                                       1,905,000         1,922,457

--------------

17,020,430

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts.,
5/1/07                              2,745,000         2,983,107
---------------------------------------------------------------------------------------------------------------------
UTILITIES--4.7%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
CenterPoint Energy, Inc.:
5.875% Sr. Nts.,
6/1/08
2,655,000         2,780,300
8.125% Unsec. Nts., Series B,
7/15/05
840,000           862,237
---------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B,
6/1/05                                 460,000           463,782
---------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                                3,175,000         3,741,277
---------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts.,
6/1/06                                            1,035,000         1,077,797
---------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts.,
8/15/14                                                   1,650,000
1,705,701
---------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50%    Sr. Unsub. Nts., Series A,
11/15/06                                             1,260,000
1,301,307
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                               1,455,000
1,666,803
---------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08
1,2                             1,435,000         1,621,550
---------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts.,
10/1/12                         3,975,000         4,218,632
---------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07
1                                   1,810,000         1,923,125
---------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts.,
12/1/07                                       1,795,000         2,077,713
---------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09
8                                                        1,480,000
1,484,242

--------------

24,924,466

---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                 4,230,000         4,978,666

--------------
Total Corporate Bonds and Notes (Cost
$225,097,369)                                                      232,677,571

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

VALUE

SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--0.0%
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy
Corp.
181     $       2,987
---------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares
1,10,12                                    25                --

--------------
Total Common Stocks (Cost
$109)
2,987

---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07
1,10                                               50                --
---------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05
1,10                                           300                 3
---------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09
1,10                                                    1,063
11
---------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05
1,10                                             1,980                20
---------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08
1,10                                      150                --
---------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07
1,10                                      200                 2
---------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10
10                                                  2,028               406

--------------
Total Rights, Warrants and Certificates (Cost
$25,015)                                                           442

PRINCIPAL

AMOUNT
---------------------------------------------------------------------------------------------------------------------

STRUCTURED NOTES--2.3%
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series 2003-1,
3.78%, 1/7/05 1,2 (Cost
$14,500,000)                                                  $
14,500,000        14,456,500

---------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.37% in joint repurchase agreement (Principal
Amount/Value $1,443,703,000, with a maturity value of $1,443,962,867) with UBS
Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $5,389,970 on 1/3/05, collateralized by Federal National Mortgage Assn.,
5%--6%, 4/1/34--10/1/34, with a value of $1,474,609,071 (Cost
$5,389,000)                5,389,000         5,389,000
---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost
$821,453,211)                                         826,247,861

---------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.3%
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.8%
Money Market Trust, Series A-2, 2.478% Nts., 1/18/05
13                                  2,000,000         2,000,000
---------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 2.56%, 3/15/05
13                                           3,000,000         3,000,000

--------------

5,000,000

---------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Allstate Life Insurance, 2.47%, 1/3/05
13                                                2,000,000         2,000,000
---------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 2.25%, 1/31/05
13                                         2,000,000         2,000,000

--------------

4,000,000

---------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.6%
Bear Stearns, 2.493%, 1/3/05
13                                                          4,000,000
4,000,000

PRINCIPAL             VALUE

AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MEDIUM-TERM FLOATING NOTES--0.6%
American Express Credit Corp., 2.432% Sr. Nts., 1/18/05
13                            $  1,902,676     $   1,902,676
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.0%
Undivided interest of 4.64% in joint repurchase agreement (Principal
Amount/Value $155,205,723, with a maturity value of $155,232,367) with Credit
Suisse First Boston LLC, 2.06%, dated 12/31/04, to be repurchased at
$7,205,076
on 1/3/05, collateralized by AA Corporate Bonds, 0%-15.73%,
1/1/06-7/16/44, with a value of $158,312,640
13                                          7,203,839         7,203,839
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.89% in joint repurchase agreement (Principal
Amount/Value $2,800,000,000, with a maturity value of $2,800,550,669) with
Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at
$24,925,743 on 1/3/05, collateralized by U.S. Government Mortgage
Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with a value of $2,908,566,289
13              24,920,842        24,920,842

--------------

32,124,681

--------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost
$47,027,357)
47,027,357

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$868,480,568)                                              136.2%
873,275,218
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                                        (36.2)
(232,159,218)

------------------------------

NET
ASSETS
100.0%    $ 641,116,000

===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

     1. Illiquid or  restricted  security.  The  aggregate  value of illiquid or restricted securities as of December 31, 2004 was $40,120,968,  which represents
6.26% of the Fund's net assets, none of which is considered restricted. See Note
8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

     4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage  loans.  These  securities  typically decline in price as interest rates decline.  Most other fixed income  securities increase in price when  interest  rates  decline.  The  principal  amount of the underlying  pool  represents  the notional  amount on which current  interest is calculated. The price of these securities is typically more sensitive to changes in prepayment  rates than traditional  mortgage-backed  securities (for example,
GNMA  pass-throughs).  Interest rates disclosed  represent  current yields based upon the  current  cost basis and  estimated  timing  and amount of future  cash flows.  These securities amount to $15,460,082 or 2.41% of the Fund's net assets as of December 31, 2004.

     5.  Principal-Only  Strips  represent  the  right to  receive  the  monthly principal  payments on an underlying pool of mortgage loans.  The value of these securities  generally  increases as interest rates decline and prepayment  rates rise.  The price of these  securities  is typically  more  volatile than that of coupon-bearing  bonds of the same maturity.  Interest rates disclosed  represent current yields based upon the current cost basis and estimated  timing of future cash flows.  These  securities  amount to  $1,631,574 or 0.25% of the Fund's net assets as of December 31, 2004.

     6. All or a portion of the security is held in  collateralized  accounts to cover  initial  margin  requirements  on open futures  sales  contracts  with an aggregate market value of $757,860. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $25,947,127 or 4.05% of the Fund's net assets as of December 31, 2004.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

9. Issue is in default. See Note 1 of Notes to Financial Statements.

10. Non-income producing security.

11. Interest or dividend is paid-in-kind.

12. Received as the result of issuer reorganization.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $94,771,672)
(cost $868,480,568)--see accompanying statement of investments
                                                                         $
873,275,218
----------------------------------------------------------------------------------------
Cash
810,036
----------------------------------------------------------------------------------------
Collateral for securities loaned
49,436,365
----------------------------------------------------------------------------------------
Unrealized appreciation on swap
contracts                                        11,788
----------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment
79,045,414
Interest
6,459,288
Shares of beneficial interest
sold                                              938,764
Futures
margins
154,297
Other
10,730

---------------
Total assets
1,010,141,900

----------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------
Return of collateral for securities loaned
96,463,722
----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment
271,135,027
Shares of beneficial interest
redeemed                                          731,066
Distribution and service plan
fees                                              375,810
Transfer and shareholder servicing agent
fees                                   159,419
Shareholder
communications                                                      109,157
Trustees'
compensation                                                           14,249
Other
37,450

---------------
Total liabilities
369,025,900
----------------------------------------------------------------------------------------
NET ASSETS                                                               $
641,116,000

===============

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Par value of shares of beneficial interest
$       61,418
----------------------------------------------------------------------------------------
Additional paid-in capital
639,532,264
----------------------------------------------------------------------------------------
Accumulated net investment loss
(1,366,730)
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments
(2,584,773)
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments
5,473,821

---------------
NET ASSETS                                                               $
641,116,000

===============

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$344,205,598 and 32,970,332 shares of beneficial interest
outstanding)                              $10.44
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)     $10.96
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,444,668 and
14,225,317 shares of beneficial interest outstanding) $10.44
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,695,628 and 8,107,638 shares of beneficial interest outstanding) $10.45
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales
charge) and offering price per share (based on net assets of $25,579,594 and 2,451,078 shares of beneficial interest
outstanding)                                            $10.44
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $38,190,512 and 3,663,197 shares of beneficial interest
outstanding)                  $10.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $
24,883,635
--------------------------------------------------------------------------------
Fee Income
5,650,959
--------------------------------------------------------------------------------
Portfolio lending fees
141,160
--------------------------------------------------------------------------------
Dividends
31

-------------
Total investment income
30,675,785

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees
3,796,106
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
870,851
Class B
1,677,194
Class C
860,147
Class N
106,918
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
866,756
Class B
480,055
Class C
223,066
Class N
90,624
Class Y
27,705
--------------------------------------------------------------------------------
Shareholder communications:
Class A
106,590
Class B
73,187
Class C
25,779
Class N
2,823
--------------------------------------------------------------------------------
Custodian fees and expenses
39,054
--------------------------------------------------------------------------------
Trustees' compensation
17,176
--------------------------------------------------------------------------------
Other
38,781

-------------
Total expenses
9,302,812
Less reduction to custodian expenses
(12,985)
Less payments and waivers of expenses
(1,182,607)

-------------
Net expenses
8,107,220

--------------------------------------------------------------------------------
NET INVESTMENT INCOME
22,568,565

STATEMENT OF OPERATIONS For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments
$11,031,252
Closing of futures contracts
2,349,123
Swap contracts
407,953

------------
Net realized gain
13,788,328
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments
(6,637,878)
Futures contracts
(40,038)
Swap contracts
(2,517)

------------
Net change in unrealized appreciation
(6,680,433)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$29,676,460

===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER
31,
2004              2003
-----------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment
income                                                             $
22,568,565      $ 23,088,580
-----------------------------------------------------------------------------------------------------------------
Net realized
gain
13,788,328        22,128,287
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation                                               (6,680,433)
(4,851,650)

-------------------------------
Net increase in net assets resulting from
operations                                29,676,460        40,365,217

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment
income:
Class
A
(14,770,071)      (12,883,312)
Class
B
(5,647,015)       (5,633,516)
Class
C
(2,956,677)       (2,529,340)
Class
N
(870,216)         (458,521)
Class
Y
(2,000,794)       (1,457,612)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class
A
(40,358,244)       17,502,933
Class
B
(50,192,314)      (24,959,463)
Class
C
(6,332,036)       (2,398,431)
Class
N
7,706,597         6,099,045
Class
Y
(5,409,686)       17,894,037

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase
(decrease)
(91,153,996)       31,541,037
-----------------------------------------------------------------------------------------------------------------
Beginning of
period
732,269,996       700,728,959

-------------------------------
End of period (including accumulated net investment
loss of $1,366,730 and $153,625,
respectively)                                    $641,116,000
$732,269,996

===============================

                                       A-7
                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of
The McGraw-Hill Companies, Inc.

     LONG-TERM  ISSUE CREDIT  RATINGS Issue credit  ratings are based in varying degrees, on the following  considerations:  o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance with the terms of the  obligation;  o Nature of and provisions of the obligation;  and o  Protection  afforded  by,  and  relative  position  of,  the obligation  in the event of  bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws  affecting  creditors'  rights.  The issue ratings  definitions are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations  are typically
rated  lower  than  senior  obligations,   to  reflect  the  lower  priority  in
bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
Poor's believes that such payments will be made during such grace period. The
"D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met.
However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Director" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund. (2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares. (3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans.
The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55. (8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan. (9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan. (11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                   Appendix C

             OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the
                  Internal Revenue Code,
              2)  non-qualified deferred compensation plans, 3) employee benefit plans(3) 4) Group Retirement Plans(4) 5) 403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional
                  IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I.

      Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver
provision applies to: |_| Purchases of Class A shares  aggregating $1 million or
more. |_| Purchases of Class A shares by a Retirement Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have
annual   plan   purchases   of   $200,000   or  more.   |_|   Purchases   by  an
OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: 1) through a broker,  dealer,  bank or  registered  investment  adviser that has made special arrangements  with  the  Distributor  for  those  purchases,  or 2) by a  direct rollover of a distribution from a qualified Retirement Plan if the administrator of that  Plan has made  special  arrangements  with the  Distributor  for  those
purchases.  |_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: 1) The record keeping is performed by
Merrill  Lynch Pierce  Fenner &  Smith,  Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement  with  Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds,  other than those advised or managed by Merrill Lynch Investment Management,  L.P. ("MLIM"),  that are made  available  under a Service  Agreement  between  Merrill  Lynch and the mutual fund's  principal  underwriter or  distributor,  and (b) funds advised or managed  by  MLIM  (the  funds  described  in (a) and  (b)  are  referred  to as
"Applicable  Investments").  2) The record  keeping for the  Retirement  Plan is performed  on a daily  valuation  basis by a record  keeper  whose  services are provided under a contract or arrangement between the Retirement Plan and Merrill
Lynch. On the date the plan sponsor signs the record keeping  service  agreement with  Merrill  Lynch,  the  Plan  must  have $3  million  or more of its  assets
(excluding  assets  invested  in money  market  funds)  invested  in  Applicable
Investments.  3) The record  keeping for a  Retirement  Plan is handled  under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager). II.

                 Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such
purchases):  |_| The Manager or its affiliates.  |_| Present or former officers,
directors,  trustees and employees (and their "immediate families") of the Fund, the Manager and its  affiliates,  and retirement  plans  established by them for their employees.  The term "immediate family" refers to one's spouse,  children, grandchildren,  grandparents,  parents,  parents-in-law,  brothers  and sisters, sons- and  daughters-in-law,  a sibling's  spouse, a spouse's  siblings,  aunts, uncles, nieces and nephews;  relatives by virtue of a remarriage (step-children,
step-parents,   etc.)  are  included.   |_|  Registered   management  investment
companies,  or separate accounts of insurance companies having an agreement with
the Manager or the  Distributor  for that  purpose.  |_| Dealers or brokers that
have a sales agreement with the  Distributor,  if they purchase shares for their
own accounts or for  retirement  plans for their  employees.  |_|  Employees and
registered  representatives  (and their spouses) of dealers or brokers described above or financial  institutions that have entered into sales  arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase  that the  purchase is for the  purchaser's  own account (or for the
benefit of such  employee's  spouse or minor  children).  |_| Dealers,  brokers,
banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of  shares of the Fund in particular  investment  products made available to their clients.  Those clients may be charged a transaction  fee by their dealer,  broker,  bank or advisor for
the  purchase or sale of Fund shares.  |_|  Investment  advisors  and  financial
planners  who  have  entered  into  an  agreement  for  this  purpose  with  the
Distributor  and who  charge  an  advisory,  consulting  or other  fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts,  if the purchases are made  through a broker or agent or other  financial  intermediary  that has made
special  arrangements  with the Distributor for those purchases.  |_| Clients of
investment  advisors or financial  planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares without sales charge but only if their accounts are linked to a master  account of their  investment  advisor or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
Distributor has made such special  arrangements . Each of these investors may be charged a fee by the broker,  agent or  financial  intermediary  for  purchasing
shares.  |_|  Directors,  trustees,  officers or  full-time  employees  of OpCap
Advisors  or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which  beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer  Capital (or its successor) is the investment advisor (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner
of  such  accounts.  |_| A unit  investment  trust  that  has  entered  into  an
appropriate  agreement with the  Distributor.  |_| Dealers,  brokers,  banks, or
registered  investment  advisers  that have entered  into an agreement  with the
Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary
that has made special arrangements with the Distributor for those purchases. |_|
A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
Class B or Class C shares of a Former  Quest for Value Fund were  exchanged  for
Class A shares  of that Fund due to the  termination  of the Class B and Class C
TRAC-2000 program on November 24, 1995. |_| A qualified Retirement Plan that had
agreed with the former Quest for Value Advisors to purchase shares of any of the
Former  Quest for Value  Funds at net asset  value,  with such shares to be held through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such
purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions
              and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
              Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_| Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|           To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue
                  Code) of the participant or beneficiary. The death or
                  disability must occur after the participant's account was
                  established.
              2) To return excess contributions.
              3)  To return contributions made due to a mistake of fact. 4)
                  Hardship withdrawals, as defined in the plan.(6)
              5)  Under a Qualified Domestic Relations Order, as defined in the
                  Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
                  Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal
                  Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(7)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.
III.       Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be
waived for  redemptions of shares in the following  cases:  |_| Shares  redeemed
involuntarily,  as described in "Shareholder Account Rules and Policies," in the
applicable Prospectus. |_| Redemptions from accounts other than Retirement Plans
following the death or disability of the last surviving  shareholder.  The death or disability  must have  occurred  after the account was  established,  and for disability  you must provide  evidence of a  determination  of disability by the
Social Security  Administration.  |_| The contingent  deferred sales charges are
generally  not waived  following the death or disability of a grantor or trustee for a trust account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable living  trust for which the trustee is also the sole  beneficiary.  The death or disability  must  have  occurred  after the  account  was  established,  and for disability  you must provide  evidence of a  determination  of disability by the
Social Security  Administration.  |_| Distributions  from accounts for which the
broker-dealer  of  record  has  entered  into  a  special   agreement  with  the
Distributor  allowing  this waiver.  |_|  Redemptions  of Class B shares held by
Retirement  Plans whose  records are  maintained on a daily  valuation  basis by
Merrill  Lynch or an  independent  record  keeper under a contract  with Merrill
Lynch.  |_| Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from  accounts of clients of  financial  institutions  that have  entered into a
special  arrangement  with the Distributor for this purpose.  |_| Redemptions of
Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months after the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption proceeds  are  invested  to purchase  Class N shares of one or more  Oppenheimer
funds.  |_|  Distributions(8)  from Retirement  Plans or other employee  benefit plans for any of the  following  purposes:  1) Following the death or disability
(as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the  participant's  account was established
in  an  Oppenheimer  fund.  2)  To  return  excess   contributions   made  to  a
participant's account. 3) To return contributions made due to a mistake of fact.
4) To  make  hardship  withdrawals,  as  defined  in  the  plan.(9)  5) To  make distributions  required under a Qualified  Domestic  Relations  Order or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code. 6) To meet the minimum  distribution  requirements of the Internal Revenue Code. 7) To make "substantially equal periodic payments" as described  in  Section  72(t) of the  Internal  Revenue  Code.  8) For  loans to participants or beneficiaries.(10) 9) On account of the participant's separation from service.(11) 10)  Participant-directed  redemptions to purchase shares of a mutual  fund (other than a fund  managed by the Manager or a  subsidiary  of the
Manager)  offered as an investment  option in a Retirement  Plan if the plan has made  special  arrangements  with the  Distributor.  11)  Distributions  made on account of a plan termination or "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored  IRA. 12) For distributions  from a participant's  account under an Automatic  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. 13)
Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.  14) For distributions from 401(k) plans sponsored by  broker-dealers  that have entered into a special
arrangement with the Distributor  allowing this waiver. |_| Redemptions of Class
B shares or Class C shares  under an Automatic  Withdrawal  Plan from an account other than a Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C
shares sold or issued in the following cases: |_| Shares sold to the Manager or
its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party. |_|
Shares sold to present or former officers, directors, trustees or employees
              (and their "immediate families" as defined above in Section I.A.)
              of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.         Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
                 Funds Who Were Shareholders of Former Quest for Value Funds
-----------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest
     International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York
     Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National
     Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California
     Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund
that are either: |_| acquired by such shareholder pursuant to an exchange of
shares of an
              Oppenheimer fund that was one of the Former Quest for Value Funds,
or |_| purchased by such shareholder by exchange of shares of another
Oppenheimer
              fund that were acquired pursuant to the merger of any of the
              Former Quest for Value Funds into that other Oppenheimer fund on
              November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o                 Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
o                 Shareholders who acquired shares of any Former Quest for Value
                  Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o                 withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the  shareholder(s)  (as evidenced by a determination  of total  disability by the U.S.  Social  Security  Administration);  o withdrawals under an  automatic  withdrawal  plan  (but  only for Class B or Class C shares)
where the  annual  withdrawals  do not exceed  10% of the  initial  value of the account value;  adjusted annually,  and o liquidation of a shareholder's account if the  aggregate net asset value of shares held in the account is less than the required  minimum account value. A  shareholder's  account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any
Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after  redemption.  V.  Special  Sales
Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer  Funds Who Were
Shareholders    of    Connecticut    Mutual    Investment     Accounts,     Inc.
------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual
     Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital
     Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan
     Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified
     Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are: 1)
              persons whose purchases of Class A shares of a Fund and other
              Former
                  Connecticut Mutual Funds were $500,000 prior to March 18,
                  1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
                  Accumulation, who still hold those shares in that Fund or
                  other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
         403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.          Special Reduced Sales Charge for Former Shareholders of Advance America
                                           Funds, Inc.
----------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired
(and still hold) shares of those funds as a result of the reorganization of series of
Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
                                         Securities Fund
----------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
         .

Oppenheimer Core Bond Fund

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP(225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York, 11245

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602
1234
PX0285.001.0305

                           OPPENHEIMER TOTAL RETURN BOND FUND
                       Supplement dated November 23, 2005 to the
                            Prospectus dated August 26, 2005

The Prospectus supplement dated September 30, 2005 is deleted and replaced with the following:

     1.  Effective  October  1,  2005,  the  section  in the  Prospectus  titled
“Special  Sales Charge  Arrangements  and  Waiver—Other  Special Sales
Charge Arrangements and Waivers—Purchases by Certain Retirement Plans”
on page 26 of the  Prospectus  was  amended  by  deleting  that  section  in its entirety and replacing it with the following:

        Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in “Retirement Plans” in the Statement of Additional
         Information.
         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

     2. Effective  October 1, 2005, the seventh  paragraph in the section in the
Prospectus titled  “Distribution  and Service  Plans—Distribution  and
Service  Plans for Class B,  Class C and Class N  Shares”  was  amended  by deleting that paragraph in its entirety and replacing it with the following:

         For certain group retirement plans held in omnibus accounts, the
         Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year’s service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

3.       The following paragraphs are added to the end of the section captioned “How the Fund is Managed”:

     At a recent  meeting,  the Board of Trustees of the Fund determined that it is in the best interest of the Fund’s shareholders that the Fund reorganize with and into Oppenheimer Core Bond Fund (“Core Bond Fund”). The Board
unanimously  approved an Agreement and Plan of Reorganization to be entered into between the Fund and Core Bond Fund,  whereby Core Bond Fund will acquire all of the  assets  and  assume  all of the  liabilities  of the Fund in  exchange  for
newly-issued   shares  of  Core  Bond  Fund  (the   “Reorganization”).
Following the Reorganization, the Fund will liquidate and dissolve and terminate its  registration as an investment  company under the Investment  Company Act of
1940.

         The Reorganization is conditioned upon, among other things, approval by the Fund's shareholders. If all of the requisite approvals are obtained, it is anticipated that the Reorganization will take place in the first calendar quarter of 2006. Shareholders of record, as of a date to be determined by the Board, will be entitled to vote on the
         Reorganization and will receive the proxy statement describing the
         Reorganization. The anticipated date for the shareholder meeting is on or about March 15, 2006, with the Reorganization to be effected shortly thereafter.

     If the Reorganization takes place, Fund shareholders will receive shares of the class of Core Bond Fund,  having the same  management  fees,  12b-1 fees and sales charges  (including  contingent  deferred sales  charges),  if any, as the shares of the Fund held by them immediately prior to the Reorganization.

November 23, 2005
PS0535.004

Oppenheimer
Total Return Bond Fund

Prospectus dated August 26, 2005

                                                             Oppenheimer Total Return Bond Fund is a mutual fund
                                                             that seeks to maximize total return through both
                                                             capital appreciation and income. As a secondary
                                                             objective, it emphasizes preservation of capital.
                                                                  This Prospectus contains important information
                                                             about the Fund’s objective, and its investment
                                                             policies, strategies and risks. It also contains
                                                             important information about how to buy and sell shares
                                                             of the Fund and other account features. Please read
                                                             this Prospectus carefully before you invest and keep it
                                                             for future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund’s
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                                                      [logo] OppenheimerFunds®
                                                                                       The Right Way to Invest

CONTENTS

                           ABOUT THE FUND

                           The Fund’s Investment Objectives and Principal Investment
                           Strategies

                           Main Risks of Investing in the Fund

                           The Fund’s Past Performance

                           Fees and Expenses of the Fund

                           About the Fund’s Investments

                           How the Fund is Managed

                           ABOUT YOUR ACCOUNT

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink
                           OppenheimerFunds Internet Website
                           Automatic Withdrawal and Exchange Plans
                           Reinvestment Privilege
                           Retirement Plans

                           How to Sell Shares
                           By Checkwriting
                           By Mail
                           By Telephone

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes
                           Financial Highlights

ABOUT THE FUND

The Fund’s Investment Objectives and Principal Investment Strategies

     WHAT ARE THE FUND’S INVESTMENT OBJECTIVES?  The Fund seeks to maximize total  return  through  both  capital  appreciation  and income.  As a secondary objective, it emphasizes preservation of capital.

     WHAT DOES THE FUND MAINLY  INVEST IN? As a  non-fundamental  policy  (which will not be changed  without  providing  60 days  notice to Fund  shareholders), under normal market  conditions  the Fund invests at least 80% of its net assets
(plus borrowings for investment  purposes) in bonds. The Fund primarily  invests in investment-grade debt securities, U.S. government securities and money market
instruments,   under  normal  market  conditions.  Those  investment-grade  debt securities can include:

     o domestic and foreign  government  bonds, o domestic and foreign corporate
debt  obligations,  o  mortgage-related   securities  (including  collateralized
mortgage obligations  (“CMOs”)) issued by private issuers, and o other debt obligations.

     The  Fund’s   investments  in  U.S.   government   securities  include
securities  issued or  guaranteed  by the U.S.  government  or its  agencies  or
federally-chartered       corporate       entities      referred      to      as
“instrumentalities.”  These include  mortgage-related  U.S. government securities and CMOs.

     There is no set allocation of the  Fund’s  assets among the classes of securities  the Fund  buys,  but  currently  the  Fund  focuses  mainly  on U.S.
government securities and investment-grade  debt securities.  However, if market conditions change, the Fund’s  portfolio managers might change the relative allocation of the Fund’s assets. The Fund can invest up to 20% of its total assets in high-yield debt securities that are below  investment-grade  (commonly referred to as “junk bonds”).

     The  Fund  seeks  to  maintain  an  average  effective  portfolio  duration
(discussed below) of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio.  The Fund has no limitations on the range of maturities of the debt securities in which it can  invest and  therefore  may hold bonds  with  short-,  medium- or  long-term maturities.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.  The Manager will attempt to maintain the overall  weighted  average  credit quality of the portfolio at a
rating  of  “A-”   (or  equivalent)  or  higher  from  any  nationally
recognized  credit  rating  organization.   These  investments  are  more  fully
explained in “About  the  Fund’s  Investments,”  below. As stated
below, the Fund can use derivatives to seek increased returns or to try to hedge investment risks.

     HOW DO THE  PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting  securities for the Fund, the Fund’s  portfolio  managers analyze the overall investment  opportunities and risks in different sectors of the debt securities  markets by focusing on business cycle  analysis and relative  values between the  corporate and  government  sectors.  The  portfolio  managers’
overall  strategy is to build a broadly  diversified  portfolio of corporate and government  bonds. The portfolio  managers  currently focus on the factors below
(which may vary in particular cases and may change over time), looking for:

     o Debt securities in market sectors that offer attractive relative value, o
Investment-grade   securities   that  offer  more  income  than  U.S.   treasury
obligations with a good balance of risk and return, o High income potential from different  types of corporate and government  securities,  and o Broad portfolio diversification to help reduce the volatility of the Fund’s share prices.

     The  portfolio  manager  monitors  individual  issuers  for  changes in the factors  above and these  changes  may  trigger a decision  to sell a  security.
Generally,  the “total  return”  sought by the Fund consists of income earned on the Fund’s investments,  plus capital appreciation, if any, which generally arises from decreases in interest rates, improving credit fundamentals for a particular sector or security,  and managing  pre-payment risks associated with mortgage-related securities, as well as other techniques.

     WHO IS THE FUND DESIGNED  FOR? The Fund is designed for  investors  seeking high total return from a fund that invests  primarily in  investment-grade  debt securities  but which  can also  hold  high-yield  below  investment-grade  debt securities.  Those  investors  should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in corporate debt securities,  and the changes in share prices that can occur when interest  rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate for a part of an investor’s retirement plan portfolio. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments have risks to some degree. The Fund’s  investments are subject  to changes in value from a number of  factors,  described  below.  They include changes in general bond market movements in the U.S. and abroad (this is referred  to as  “market  risk”).  There is also the  risk  that  poor security  selection by the  Fund’s  investment  Manager,  OppenheimerFunds,
Inc., will cause the Fund to underperform other funds having similar objectives.

     CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt  security  might not make  interest and principal payments on the  security as they  become due. A downgrade  in an  issuer’s credit rating or other adverse news about an issuer can reduce the value of that issuer’s  securities.  Securities  directly issued by the U.S. Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies or  instrumentalities  of the U.S.  government  such as the  Federal  Home  Loan
Mortgage  Corporation and the Federal National Mortgage  Association are neither guaranteed  nor insured by the U.S.  government  but generally are considered to have  low  credit  risks.  These  securities  are  described  further  below  in
“Obligations   Issued  or  Guaranteed  by  U.S.   Government   Agencies  or
Instrumentalities.”  Securities  issued by  private  issuers  have  greater credit risks. If an issuer fails to pay interest,  the Fund’s income may be reduced.  If an issuer fails to repay principal,  the value of that security and of the Fund’s shares may be reduced.

     o Special Risks of Lower-Grade  Securities.  Because the Fund can invest up to 20% of its total  assets in  securities  (including  convertible  securities)
below  investment-grade,  the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. Lower-grade debt securities may be subject to greater  market  fluctuations  and greater risks of loss of income and principal than  investment-grade  debt  securities.  Securities that are (or that have fallen) below  investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt  obligations.  Those risks can reduce the Fund’s  share prices and the income it earns. The market for lower-grade  securities may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

     INTEREST RATE RISKS.  Debt  securities are subject to changes in value when prevailing  interest  rates change.  When  prevailing  interest  rates fall, the values of outstanding debt securities  generally rise. When prevailing  interest rates rise, the values of outstanding debt securities  generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally  greater for securities  having longer maturities than for  short-term  securities.  However,  interest rate changes may have different effects  on the values of  mortgage-related  securities  because  of  prepayment risks, discussed below.

     At times, the Fund may buy longer-term  debt  securities.  When the average duration of the Fund’s  portfolio is longer, its share prices may fluctuate
more  when   interest   rates   change.   The  Fund  can  buy   zero-coupon   or
“stripped”  securities,  which are particularly  sensitive to interest rate changes and the rate of principal  payments  (and  prepayments).  These are derivative  securities  that have  prices that may go up or down more than other types of debt  securities in response to interest rate changes.  The Fund’s share prices can go up or down when interest rates change, because of the effect of the change on the value of the  Fund’s  investments.  Also,  if interest rates fall, the  Fund’s  investments in new securities at lower yields will reduce the Fund’s income.

     PREPAYMENT RISK.  Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the  security’s  expected  maturity.  The prices and yields of  mortgage-related  securities are  determined,  in part, by assumptions  about the cash flows from the rate of  payments  of the  underlying mortgages.  Changes in interest rates may cause the rate of expected prepayments of those  mortgages to change.  In general,  prepayments  increase  when general interest rates fall and decrease when general interest rates rise.

     The impact of  prepayments  on the price of a security  may be difficult to predict  and  may  increase  the  volatility  of the  price.  Interest-only  and principal-only “stripped” securities can be particularly volatile when interest  rates  change.  If the  Fund  buys  mortgage-related  securities  at a premium,  accelerated  prepayments on those  securities  could cause the Fund to lose a portion of its principal  investment  represented by the premium the Fund paid.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  If interest rates rise rapidly,  prepayments may occur at slower rates than expected,  which could have the effect of lengthening the expected maturity of a short- or  medium-term  security.  That could cause its value to  fluctuate more widely in response to changes in interest  rates. In turn, this could cause the value of the Fund’s shares to fall more.

     RISKS OF USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased  returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment is an investment  contract  whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options,
futures,   interest-only  and  principal-only   securities,   structured  notes,
interest-rate  swap agreements and  mortgage-related  securities are examples of derivatives the Fund can use.

     If the issuer of the  derivative  does not pay the amount due, the Fund can lose money on the  investment.  Also, the  underlying  security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the Fund’s share prices could fall and the Fund could get less income than expected, or its hedge might be unsuccessful.  Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable  price. The Fund has limits on the amount of certain types of  derivatives it can hold.  However,  using  derivatives  can cause the Fund to lose money on its  investments  and/or increase the volatility of its share prices.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile  of the  Fund,  and  can  affect  the  value  of the
Fund’s  investments,  its  investment  performance  and the  prices  of its shares.  Particular investments and investment strategies also have risks. These risks mean that you can lose  money by  investing  in the Fund.  When you redeem your  shares,  they may be worth  more or less than what you paid for them.  The share  price of the Fund will change  daily based on changes in interest  rates, market  prices of  securities  and market  conditions,  and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

     Debt securities are subject to market,  credit and interest rate risks that can affect their values and the share  prices of the Fund.  Prepayment  risks of mortgage-backed  securities  can  cause  the Fund to  reinvest  proceeds  of its investments in lower-yielding  securities. In the OppenheimerFunds spectrum, the
Fund  generally  has more risks than bond  funds that focus  primarily  on U. S.
government   securities,   but  the  Fund’s  emphasis  on  investment-grade
securities may make its share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

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An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.
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The Fund’s Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing  changes in the  Fund’s  performance  (for its Class A shares)  from year to year for the full  calendar  year  since  the  Fund’s inception and by showing how the average annual total returns of the Fund’s shares,  both before and after taxes,  compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The  after-tax  returns  are  calculated  based on  certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant to  investors  who hold their fund shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors  not subject to tax.  The  Fund’s  past  investment  performance, before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

     Annual  Total  Returns  (Class A) (as of 12/31 each year) [See  appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from 1/1/05  through  6/30/05,  the  cumulative  return (not annualized) before taxes for Class A shares was 2.17%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before taxes for a calendar  quarter was 3.17% (3rd Qtr 04) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -2.19%
(2nd Qtr 04).

--------------------------------------------- ---------------------- ---------------------------
                                                                              5 Years
Average Annual Total Returns                                           (or life of class, if
for the periods ended December 31, 2004              1 Year                    less)
--------------------------------------------- ---------------------- ---------------------------
--------------------------------------------- ---------------------- ---------------------------
Class A Shares (inception 2/21/03)
  Return Before Taxes                                -0.66%                    1.54%
  Return After Taxes on Distributions                -2.05%                    0.28%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                -0.42%                    0.60%
--------------------------------------------- ---------------------- ---------------------------
CitiGroup Broad Investment-Grade (BIG) Bond
Index (reflects no deduction for fees,
expenses or taxes)                                    4.48%                   3.90%(1)
--------------------------------------------- ---------------------- ---------------------------
                                                     -1.59%                    1.18%
Class B Shares (inception 2/21/03)
--------------------------------------------- ---------------------- ---------------------------
                                                      2.51%                    3.29%
Class C Shares (inception 2/21/03)
--------------------------------------------- ---------------------- ---------------------------
--------------------------------------------- ---------------------- ---------------------------
                                                      2.93%                    3.81%
Class N Shares (inception 2/21/03)
--------------------------------------------- ---------------------- ---------------------------
(1)  From 2/28/03.

     The  Fund’s  average  annual total returns  include  applicable  sales charges:  for Class A, the current  maximum  initial sales charge of 4.75%;  for
Class B, the  contingent  deferred  sales  charge of 5% (1-year) and 3% (life of class); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. The returns measure the performance of a hypothetical account and  assume  that all  dividends  and  capital  gains  distributions  have  been reinvested in additional  shares.  The  performance of the  Fund’s  Class A shares is compared to CitiGroup Broad  Investment-Grade  (BIG) Bond Index, which represents a market  capitalization-weighted  index that includes U.S. Treasury, government-sponsored,  mortgage and investment-grade  fixed-rate corporate bonds with a maturity of one year or longer and is generally considered representative of the U.S. bond market. The index performance  includes  reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund’s investments vary from those in the index.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the  Fund’s  assets to calculate the  Fund’s net asset values per share. All shareholders  therefore pay those expenses  indirectly.  Shareholders pay other expenses directly,  such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended April 30, 2005.

--------------------------------------------- -------------- ------------ ------------ -------------
                                                 Class A       Class B      Class C      Class N
                                                 Shares        Shares       Shares        Shares
--------------------------------------------- -------------- ------------ ------------ -------------
--------------------------------------------- -------------- ------------ ------------ -------------
Maximum Sales Charge (Load) on                    4.75%         None         None          None
Purchases (as % of offering price)
--------------------------------------------- -------------- ------------ ------------ -------------
--------------------------------------------- -------------- ------------ ------------ -------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of the                 None(1)        5%(2)        1%(3)        1%(4)
original offering price or
redemption proceeds)
--------------------------------------------- -------------- ------------ ------------ -------------

     ---------------------------------------------  --------------  ------------
------------  ------------- Class A Class B Class C Class N Shares Shares Shares
Shares --------------------------------------------- -------------- ------------
------------     -------------     ---------------------------------------------
--------------  ------------  ------------  -------------  Management Fees 0.50%
0.50% 0.50% 0.50%  ---------------------------------------------  --------------
------------                     ------------                      -------------
---------------------------------------------     --------------    ------------
------------  -------------  Distribution  and/or Service  (12b-1) Fees 0.25%(5)
1.00% 1.00% 0.50%  ---------------------------------------------  --------------
------------                     ------------                      -------------
---------------------------------------------     --------------    ------------
------------    -------------   Other   Expenses   0.22%   0.91%   0.67%   0.51%
---------------------------------------------     --------------    ------------
------------     -------------     ---------------------------------------------
--------------  ------------  ------------  ------------- Total Annual Operating
Expenses  0.97% 2.41% 2.17% 1.51%  ---------------------------------------------
--------------  ------------  ------------  -------------  Expenses  may vary in future years. “Other expenses”  include transfer agent fees, custodial fees, and  accounting  and legal  expenses that the Fund pays.  The  “Other
Expenses”  in the table are based on, among other things, the fees the Fund would have paid if the transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.35% of average daily net  assets per  fiscal  year for all  classes.  That  undertaking  may be amended or  withdrawn  at any time.  Additionally  the Manager  has  voluntarily agreed to waive fees and/or  reimburse  the Fund for certain  expenses such that the “Total Annual Operating Expenses”  will not exceed 0.90% for Class
A shares,  1.65% for  Class B  shares,  1.65% for Class C shares,  and 1.15% for
Class N shares,  respectively.  The  voluntary  waivers  described  above may be amended or withdrawn at any time.  After giving effect to the transfer agent fee waiver and expense  limitation  described above, the actual  “Total  Annual
Operating  Expenses”  were  0.90%  for  Class A  shares,  1.65% for Class B shares, 1.65% for Class C shares and 1.15% for Class N shares, respectively.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See “How to Buy Shares”  for details.  2.
Applies to redemptions  in first year after  purchase.  The contingent  deferred sales charge  gradually  declines  from 5% to 1% in years one through six and is eliminated  after  that.  3.  Applies  to  shares  redeemed  within 12 months of purchase.  4.  Applies  to shares  redeemed  within  18  months of a  retirement plan’s  first  purchase  of Class N shares.  5. Due to the  relatively  low proportion  of Class A  shareholders  who  purchased  shares of the Fund through brokers,  dealers and other financial  institutions entitled to receive payments under the Class A service  (12b-1) plan.  Distribution  and /or Service  (12b-1)
Fees were 0.08% for the  Fund’s  fiscal year ended April 30, 2005. Fees are expected to be 0.25% for the current fiscal year.

     Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class’s operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

      If shares are redeemed:            1 Year              3 Years             5 Years             10 Years
  -------------------------------- -------------------- ------------------- ------------------- --------------------
  -------------------------------- -------------------- ------------------- ------------------- --------------------
          Class A Shares                  $570                 $771                $988               $1,614
  -------------------------------- -------------------- ------------------- ------------------- --------------------
  -------------------------------- -------------------- ------------------- ------------------- --------------------
          Class B Shares                  $747                $1,060              $1,501             $2,074(1)
  -------------------------------- -------------------- ------------------- ------------------- --------------------
  -------------------------------- -------------------- ------------------- ------------------- --------------------
          Class C Shares                  $322                 $686               $1,177              $2,530
  -------------------------------- -------------------- ------------------- ------------------- --------------------
  -------------------------------- -------------------- ------------------- ------------------- --------------------
          Class N Shares                  $255                 $481                $830               $1,815
  -------------------------------- -------------------- ------------------- ------------------- --------------------

     If   shares   are  not   redeemed:   1  Year  3  Years  5  Years  10  Years
--------------------------------     --------------------    -------------------
-------------------    --------------------     --------------------------------
--------------------           -------------------           -------------------
--------------------     Class    A    Shares     $570    $771    $988    $1,614
--------------------------------     --------------------    -------------------
-------------------    --------------------     --------------------------------
--------------------           -------------------           -------------------
--------------------    Class   B   Shares    $247   $760    $1,301    $2,074(1)
--------------------------------     --------------------    -------------------
-------------------    --------------------     --------------------------------
--------------------           -------------------           -------------------
--------------------    Class    C    Shares    $222    $686    $1,177    $2,530
--------------------------------     --------------------    -------------------
-------------------    --------------------     --------------------------------
--------------------           -------------------           -------------------
--------------------     Class    N    Shares     $155    $481    $830    $1,815
--------------------------------     --------------------    -------------------
-------------------  -------------------- In the first example, expenses include the initial  sales  charge for Class A and the  applicable  Class B, Class C and
Class N contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

     1.  Class B  expenses  for years 7 through 10 are based on Class A expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

About the Fund’s Investments

     THE FUND’S  PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund’s  portfolio  among the different  types of investments  will vary over  time  based  upon the  evaluation  of  economic  and  market  trends.  The
Fund’s  portfolio  might not always  include all of the different  types of
investments   described  in  this   prospectus.   The  Statement  of  Additional
Information contains more detailed information about the Fund’s  investment policies and risks.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount  of  securities  of any  one  issuer  and by not  investing  too  great a percentage of the Fund’s assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

     However,  changes in the overall market prices of securities and any income they may pay can occur at any time.  The share  price and yield of the Fund will change  daily  based on  changes  in market  prices  of  securities  and  market conditions, and in response to other economic events.

     In selecting  debt  securities  and  evaluating  their yield  potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates  business and economic  factors  affecting an issuer as well.  The debt  securities  the Fund  buys may be rated by  nationally  recognized  rating organizations such as Moody’s Investors Service  (“Moody’s”)
or Standard & Poor’s Ratings Services, Inc.  (“S&P”),  or
they may be unrated  securities  assigned an  equivalent  rating by the Manager.
“Investment-grade”  rated  securities  are  those in the four  highest rating  categories of national  ratings  organizations.  A description  of those ratings  definitions  is included in Appendix A to the  Statement of  Additional
Information.

     U.S. Government  Securities.  Not all of the U.S. government securities the
Fund buys are backed by the full faith and credit of the U.S.  government  as to payment of interest and repayment of principal.  Some are backed by the right of the entity to borrow  from the U.S.  Treasury.  Others  are  backed  only by the credit  of the  instrumentality.  All of these  different  types  of  securities
described   below  are   generally   referred   to  as   “U.S.   government
securities”  in this Prospectus. o U.S. Treasury Obligations. These include
Treasury  bills (having  maturities  of one year or less when issued),  Treasury notes (having maturities of more than one year and up to ten years when issued), and  Treasury  bonds  (having  maturities  of more than ten years when  issued).
Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can buy
U.S. Treasury  securities that have been  “stripped”  of their coupons and zero-coupon  securities  described below. o Obligations Issued or Guaranteed
by  U.S.  Government  Agencies  or   Instrumentalities.   These  include  direct
obligations and mortgage-related securities that have different levels of credit support  from the U.S.  government.  Some are  supported  by the full  faith and credit of the U.S. government,  such as Government National Mortgage Association
(“Ginnie Mae”) pass-through mortgage certificates.  Some are supported by the right of the  issuer  to  borrow  from the U.S.  Treasury  under  certain circumstances,  such as  Federal  National  Mortgage  Association  (“Fannie
Mae”)  bonds or  Federal  Home  Loan  Mortgage  Corporation  (“Freddie
Mac”)  obligations.  o Mortgage-Related U.S. Government  Securities.  These
include interests in pools of residential or commercial  mortgages,  in the form of CMOs and other  “pass-through”  mortgage securities.  CMOs that are
U.S.  government  securities  have  collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and  maturities.  The collateral is either in the form of mortgage  pass-through certificates  issued  or  guaranteed  by a U.S.  agency  or  instrumentality  or mortgage  loans  insured  by  a  U.S.  government  agency.  The  Fund  can  have substantial amounts of its assets invested in  mortgage-related  U.S. government securities.  The  prices  and  yields  of  CMOs  are  determined,  in  part,  by assumptions  about the cash flows from the rate of  payments  of the  underlying mortgages.  Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile  when  interest  rates  change.  That  volatility  will affect the
Fund’s  share  prices.  Other  Debt  Securities.  While  the  Fund  invests primarily in investment-grade debt securities,  it is not required to dispose of debt  securities  that fall  below  investment  grade  after the Fund buys them.
However, the portfolio managers will monitor those holdings to determine whether
the  Fund  should  sell  them.  While  securities   rated   “Baa”   by
Moody’s  or  “BBB”  by S&P  are  considered  “investment
grade,” they have some speculative characteristics.  While investment-grade securities are subject to risks of  non-payment  of interest and  principal,  in general,  higher-yielding  lower-grade  bonds,  whether  rated or unrated,  have greater risks than  investment-grade  securities.  There may be less of a market for them and  therefore  they may be harder  to value and sell at an  acceptable price.  These risks can reduce the  Fund’s  share  prices and the income it earns. o Private-Issuer  Securities. The Fund can invest in securities issued by private  issuers  that do not offer the credit  backing of the U.S.  government.
These include multi-class debt or pass-through  certificates secured by mortgage loans.  They may be issued by banks,  savings  and  loans,  mortgage  bankers or special  trusts.  The  Fund  can buy  other  types  of  asset-backed  securities
collateralized   by  loans  or  other  assets  or  receivables.   Private-issuer
mortgage-backed  securities  are subject to the credit  risks of the issuers (as well as the interest rate risks and prepayment risks discussed above).  There is the risk that private  issuers may not make timely  payment of interest or repay principal  when due,  although in some cases those  payment  obligations  may be
supported   by   insurance   or   guarantees.    The    Fund’s    Portfolio
“Duration”  Strategy. The “maturity” of a security (the date when its  principal  repayment is due) differs from  effective  duration,  which attempts to measure the expected volatility of a security’s price. The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis,  to try to maintain an average  effective  duration of its  portfolio  of three to six years under  normal  market  conditions  (that is,  when  financial markets are not in an unstable or volatile state).  However,  duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund  will  achieve  its  targeted  portfolio  duration  at all  times.
Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities.  Therefore, duration can be affected by unexpected economic events or conditions  relating to a particular  security.
In the case of CMOs,  duration  calculations  are  based  on  historic  rates of prepayments of underlying mortgages. If the mortgages underlying the Fund’s investments are prepaid more rapidly or more slowly than expected,  the duration calculation for that security may not be correct.  Foreign  Investing.  The Fund may invest a portion of its assets in foreign debt securities.  The Fund can buy debt  securities  issued by foreign  governments or companies.  The Fund can buy securities  of  governments  and  companies  in  under-developed  and  developed markets. However, the Fund may not invest more than 10% of its net assets in the securities of governments  and companies in emerging  markets.  Debt  securities issued or guaranteed by a foreign government or its agencies might not be backed by the “full faith and credit” of the government.

     The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies.  However, the Fund may not invest more than 20% of its net  assets in  foreign  debt  securities.  The Fund  will buy and sell  foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     Risks  of  Foreign  Investing.   While  foreign  securities  offer  special
investment  opportunities,  there are also  special  risks  that can  reduce the
Fund’s share prices and returns.  The change in value of a foreign currency against  the U.S.  dollar will  result in a change in the U.S.  dollar  value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign  currency values change against the U.S.  dollar.  Foreign investing can result in higher  transaction  and  operating  costs for the Fund.
Foreign   issuers  are  not  subject  to  the  same  accounting  and  disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments  may  be  affected  by  exchange   control   regulations,   currency
devaluation,  expropriation  or  nationalization  of  a  company’s  assets, foreign taxes,  delays in settlement of  transactions,  changes in governmental, economic  or  monetary  policy in the U.S.  or abroad,  or other  political  and economic  factors.  These risks could cause the prices of foreign  securities to fall and therefore could depress the Fund’s share prices.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities, it might expose the fund to “time-zone  arbitrage”
attempts by investors  seeking to take advantage of the  differences in value of foreign  securities  that might result from events that occur after the close of the foreign  securities  market on which a foreign security is traded and before the  close of the New York  Stock  Exchange  ("the  NYSE")  that  day,  when the
Fund’s  net asset value is  calculated.  If such  time-zone  arbitrage were successful,  it might dilute the interests of other shareholders.  However,  the
Fund’s use of “fair value  pricing”  to adjust the closing market prices of foreign  securities under certain  circumstances,  to reflect what the
Manager  and the Board  believe to be their  fair  value,  may help deter  those activities.

     Special Risks of Emerging Markets.  The Fund can buy securities in emerging and  developing  markets.  They present risks not found in more mature  markets.
Those  securities may be more difficult to sell at an acceptable price and their prices  may be more  volatile  than  securities  of  issuers  in more  developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the sale proceeds of a security on a timely basis.

     Emerging  markets might have less developed  trading markets and exchanges, and less developed legal and accounting  systems.  Investments may be subject to greater risks of government  restrictions  on withdrawing  the sales proceeds of securities  from the country.  Economies  of  developing  countries  may be more dependent on relatively  few industries  that may be highly  vulnerable to local and global  changes.  Governments may be more unstable and present greater risks of  nationalization  or  restrictions  on foreign  ownership  of stocks of local companies.  These investments may be substantially more volatile than securities of  issuers  in  the  U.S.  and  other  developed  countries  and  may  be  very speculative.

     Portfolio Turnover. A change in the securities held by the Fund is known as
“portfolio  turnover.”  The Fund may  engage  in active  and  frequent short-term trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage  and  transaction  costs  for the Fund (and may  reduce  performance).
However,  most of the Fund’s  portfolio  transactions  are principal trades that do not entail  brokerage  fees. If the Fund realizes  capital gains when it sells its  portfolio  investments,  it must  generally  pay  those  gains out to shareholders, increasing their taxable distributions.

     CAN  THE  FUND’S   INVESTMENT   OBJECTIVE  AND  POLICIES  CHANGE?  The
Fund’s  Board of Trustees can change  non-fundamental  investment  policies without shareholder approval,  although significant changes will be described in amendments to this  Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the  Fund’s  outstanding  voting shares.  The
Fund’s  investment  objectives are fundamental  policies.  Other investment restrictions  that are  fundamental  policies  are  listed in the  Statement  of
Additional  Information.  An investment  policy is not  fundamental  unless this
Prospectus or the Statement of Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES AND RISKS. To seek its objective,  the Fund can use the  investment  techniques  and  strategies  described  below which are not principal  policies of the Fund.  The Manager  might not always use all of them.
These  techniques have risks,  although some are designed to help reduce overall investment  or market  risks.  Forward  Rolls.  The Fund can enter into "forward roll" transactions with respect to mortgage-related  securities. In this type of transaction,  the  Fund  sells  a  mortgage-related  security  to  a  buyer  and simultaneously  agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase,  the Fund will not be entitled to receive  interest and principal  payments on the securities  that have been sold. It is possible that the market value of the  securities the Fund sells may decline  below the price at which the Fund is obligated to  repurchase
securities,   or  that  the  counterparty   might  default  in  its  obligation.
Zero-Coupon and “Stripped” Securities. Some of the debt securities the
Fund buys are  zero-coupon  bonds  that pay no  interest.  They are  issued at a substantial discount from their face value. They may be securities issued by the
U.S.  government or private  issuers.  “Stripped”  securities  are the separate income or principal  components of a debt security.  Some CMOs or other mortgage-related  securities  may be  stripped,  with  each  component  having a different proportion of principal or interest payments.  One class might receive all the  interest  and the other all the  principal  payments.  Zero-coupon  and stripped  securities are subject to greater  fluctuations in price from interest rate changes than typical debt  securities that pay interest on a regular basis.
The  Fund may  have to pay out the  imputed  income  on  zero-coupon  securities without  receiving the cash  currently.  Stripped  securities  are  particularly sensitive  to  changes  in  interest  rates.  The  values of  interest-only  and principal-only  mortgage-related  securities  are very  sensitive  to changes in interest  rates and  prepayments of underlying  mortgages.  The market for these securities may be limited,  making it difficult for the Fund to value or to sell its holdings at an acceptable price.  Asset-Backed Securities.  The Fund can buy asset-backed  securities,  which  are  fractional  interests  in  pools of loans collateralized  by the loans or other assets or receivables.  They are typically issued by trusts and special purpose  corporations that pass the income from the underlying  pool to the buyer of the interest.  These  securities are subject to prepayment  risks  and  the  risk of  default  by the  issuer  as well as by the borrowers  of  the  underlying  loans  in  the  pool.  Illiquid  and  Restricted
Securities.  Investments  may be  illiquid  because  they do not have an  active trading market, making it difficult to value them or dispose of them promptly at an  acceptable  price.  Restricted  securities  may have terms that limit  their
resale  to  other  investors  or  may  require   registration  under  applicable
securities laws before they may be sold publicly.  The Fund will not invest more than  15% of its net  assets  in  illiquid  or  restricted  securities.  Certain restricted  securities  that are eligible for resale to qualified  institutional purchasers may not be subject to that limit.  The Manager  monitors  holdings of illiquid  securities  on an  ongoing  basis  to  determine  whether  to sell any holdings to maintain adequate liquidity.

     “Structured”  Notes.  The  Fund  can  buy  “structured”
notes, which are  specially-designed  derivative debt investments whose payments of principal or interest are linked to the value of an index (such as a currency or securities index) or commodity, including financial commodities. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The principal and/or interest  payments depend on the performance of one or more other securities or indices,  and the values of these notes will  therefore  fall or rise in  response to the changes in the values of the underlying  security or index.  They are subject to both credit and interest rate risks and  therefore the Fund could receive more or less than it originally invested  when the notes  mature,  or it might  receive less  interest  than the stated coupon payment if the underlying  investment or index does not perform as anticipated.  Their  values  may be very  volatile  and they may have a  limited trading  market,  making it difficult for the Fund to sell its  investment at an acceptable  price.  Hedging.  The Fund can buy and sell certain kinds of futures contracts,  put and call options,  interest rate swaps and forward  contracts to hedge investment risks. These are all examples of hedging instruments.  The Fund is not required to use hedging  instruments  to seek its  objective and does not currently  use  them  to a  significant  degree.  There  are  special  risks  in particular hedging  strategies.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the  Fund’s  return.  The Fund could also  experience losses if the prices of its futures and options  positions  were not  correlated with its other investments or if it could not close out a position because of an illiquid  market.  Short-Term Debt  Securities.  The Fund can buy  high-quality,
short-term  money  market  instruments,   including   obligations  of  the  U.S.
Government  and  its  agencies,  short-term  corporate  debt  obligations,  bank certificates of deposit and  bankers’  acceptances,  and commercial  paper, which are short-term, negotiable promissory notes of companies.

     Temporary  Defensive  and  Interim  Investments.  In  times of  adverse  or unstable  market,  economic or political  conditions,  the Fund can invest up to
100%  of  its  total  assets  in  temporary   defensive   investments  that  are
inconsistent with the Fund’s  principal  investment  strategies.  Generally they would be highly-rated  commercial paper and money market instruments,  U.S.
government securities and repurchase agreements.  The Fund might also hold these types of  securities  pending the  investment  of proceeds from the sale of Fund shares  or  portfolio  securities  or to meet  anticipated  redemptions  of Fund shares. To the extent the Fund invests  defensively in these securities,  it may not achieve its investment objective.

     PORTFOLIO  HOLDINGS.  The  Fund’s  portfolio  holdings are included in semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  (the  “SEC”)  no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly  available at the  SEC.  Therefore,  portfolio  holdings  of the  Fund  are  made  publicly available  no later  than 60 days  after  the  close of each of the  Fund’s fiscal quarters.

     A description of the  Fund’s  policies and procedures  with respect to the  disclosure  of the  Fund’s  portfolio  securities  is available in the
Fund’s Statement of Additional Information.

How the Fund Is Managed

     THE MANAGER.  The Manager chooses the  Fund’s  investments and handles its  day-to-day  business.  The Manager  carries out its duties,  subject to the policies  established by the Fund’s Board of Trustees,  under an investment
advisory  agreement  that  states  the  Manager’s   responsibilities.   The
agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $180 billion in assets as of June 30, 2005,  including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
Manager an  advisory  fee at an annual  rate that  declines  as the  Fund’s assets grow: 0.50% of the first $250 million of average annual net assets of the
Fund; 0.475% of the next $500 million; and 0.45% of average annual net assets in excess of $750 million. The Fund’s management fee for its fiscal year ended
April 30, 2005 was 0.50% of average annual net assets for each class of shares.

     A discussion  regarding the basis for the Board of Trustees approval of the
Fund’s investment advisory agreement is available in the Fund’s annual report to shareholders for the period ended April 30, 2005.

     Portfolio  Managers.  The  Fund’s  portfolio  is  managed by a team of
investment  professionals  including  Angelo  Manioudakis,   Benjamin  J.  Gord,
Geoffrey Caan, Charles Moon and Antulio N. Bomfim who are primarily  responsible for the day-to-day management of the Fund’s investments.

     Mr.  Manioudakis has been a portfolio manager of the Fund since April 2002, and a Senior Vice President of the Manager and of HarbourView  Asset  Management
Corporation  since  April  2002.  He has been a  Senior  Vice  President  of OFI
Institutional  Asset  Management,  Inc.  since June 2002. He is also a portfolio manager and officer of other  portfolios in the  OppenheimerFunds  complex.  Mr.
Manioudakis was Executive  Director and portfolio  manager for Miller,  Anderson
& Sherrerd,  a division of Morgan Stanley Investment  Management from August
1993 through April 2002.

     Mr. Gord has been a portfolio  manager of the Fund and a Vice  President of the Manager since April 2002. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Gord was an Executive Director and a senior fixed income analyst at Miller,  Anderson &  Sherrerd,  a division of Morgan
Stanley Investment Management from April 1992 through March 2002.

     Mr. Caan has been a portfolio  manager of the Fund and a Vice  President of the  Manager  since  August  2003.  He is  also a  portfolio  manager  of  other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice President of ABN
AMRO N.A.,  Inc.  from June 2002 through  August 2003,  and a Vice  President of
Zurich Scudder Investments from January 1999 through June 2002.

     Mr. Moon has been a portfolio  manager of the Fund and a Vice  President of the Manager since April 2002. He is also a portfolio manager of other portfolios in the  OppenheimerFunds  complex.  Mr.  Moon was an  Executive  Director  and a portfolio  manager at Miller,  Anderson  &  Sherrerd,  a division  of Morgan
Stanley Investment Management from June 1999 through March 2002.

     Mr. Bomfim has been a portfolio manager of the Fund and a Vice President of the  Manager  since  October  2003.  He is also a  portfolio  manager  of  other portfolios in the OppenheimerFunds complex. Mr. Bomfim was a Senior Economist at the Board of Governors of the Federal  Reserve  System from June 1992 to October
2003.

     The Statement of Additional  Information  provides  additional  information about the portfolio  management  team’s  compensation,  other accounts they manage and their ownership of Fund shares.

     PENDING  LITIGATION.  A  consolidated  amended  complaint has been filed as putative  derivative  and class  actions  against the Manager,  Distributor  and
Transfer  Agent,  as  well  as 51 of the  Oppenheimer  funds  (collectively  the
“funds”)  including  the Fund,  30  present  and former  Directors  or
Trustees  and 8 present  and former  officers  of  certain  of the  funds.  This complaint,  initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005,  consolidates into a single action and amends six individual  previously-filed  putative derivative and class action complaints.  Like those prior complaints, the complaint alleges that the  Manager  charged  excessive  fees for  distribution  and other  costs, improperly  used  assets  of  the  funds  in  the  form  of  directed  brokerage commissions  and 12b-1 fees to pay  brokers to promote  sales of the funds,  and failed to properly  disclose  the use of fund  assets to make those  payments in violation of the Investment Company Act and the Investment Advisers Act of 1940.
Also,  like those  prior  complaints,  the  complaint  further  alleges  that by permitting and/or participating in those actions, the Directors/Trustees and the
Officers  breached  their  fiduciary  duties  to  Fund  shareholders  under  the
Investment  Company  Act and at common  law.  The  complaint  seeks  unspecified compensatory  and punitive  damages,  rescission of the  funds’  investment
advisory  agreements,   an  accounting  of  all  fees  paid,  and  an  award  of
attorneys’ fees and litigation expenses.

     The defendants believe the claims asserted in these law suits to be without merit,  and  intend  to  defend  the  suits  vigorously.  The  Manager  and  the
Distributor  do not  believe  that the  pending  actions  are  likely  to have a material  adverse  effect  on the  Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You can buy shares  several  ways,  as  described  below.  The  Fund’s
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund’s shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge for that service.  Buying Shares  Through the  Distributor.
Complete an OppenheimerFunds  new account application and return it with a check payable to  “OppenheimerFunds  Distributor,  Inc.” Mail it to P.O. Box
5270,  Denver,   Colorado  80217.  If  you  don’t  list  a  dealer  on  the application,  the Distributor will act as your agent in buying the shares. Class
B, Class C or Class N shares may not be purchased by an investor  directly  from
the   Distributor   without  the   investor   designating   another   registered
broker-dealer.  The  Fund’s  Management  recommends  that you discuss  your investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.  o  Paying  by  Federal  Funds  Wire.  Shares
purchased  through the  Distributor  may be paid for by Federal Funds wire.  The minimum investment is $2,500. Before sending a wire, call the Distributor’s
Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to
receive  further   instructions.   o  Buying  Shares  Through   OppenheimerFunds
AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank  account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.
You can provide those instructions  automatically,  under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below.  Please refer to  “AccountLink,”  below for more details. o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following  special  investment plans: o If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully described below under “Special Investor Services,” you can start your  account  with as  little  as $500.  o By using  an Asset  Builder  Plan or
Automatic   Exchange   Plan   (details  are  in  the   Statement  of  Additional
Information),  or government allotment plan, you can make subsequent investments
(after making the initial investment of $500) for as little as $50. For any type of account  established  under one of these plans prior to November 1, 2002, the minimum  additional  investment  will  remain  $25.  o  The  minimum  investment requirement  does not  apply  to  reinvesting  dividends  from the Fund or other
Oppenheimer  funds  (a list of  them  appears  in the  Statement  of  Additional
Information,  or you  can ask  your  dealer  or call  the  Transfer  Agent),  or
reinvesting   distributions   from  unit   investment   trusts  that  have  made
arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this Prospectus as a “regular business day”). The NYSE normally closes at 4:00 p.m.,  Eastern time, but may close earlier on some days.
All references to time in this Prospectus mean “Eastern time.”

     The net asset  value  per  share  for a class of shares on a  “regular business  day”  is determined by dividing the value of the  Fund’s net assets  attributable  to that  class  by the  number  of  shares  of that  class outstanding  on that day. To  determine  net asset  values,  the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security
(in  the  Manager’s  judgment)  or  if a  security’s  value  has  been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes  accurately  reflects the fair value.
Because some foreign  securities  trade in markets and on exchanges that operate on weekends and U.S.  holidays,  the values of some of the  Fund’s  foreign investments may change on days when investors cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated
the   day-to-day   responsibility   for  fair   value   determinations   to  the
Manager’s Valuation Committee. Fair value determinations by the Manager are subject to review,  approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market  prices are readily  available  and  reliable,  the Manager  monitors the information  it receives in the  ordinary  course of its  investment  management responsibilities  for  significant  events  that it  believes in good faith will affect the market prices of the  securities  of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the  securities  of an issuer on an exchange  during the trading  day) or events affecting  securities  markets (for example,  a foreign securities market closes early because of a natural disaster).

     If, after the close of the principal market on which a security held by the
Fund is traded and before the time as of which the  Fund’s net asset values are calculated  that day, a significant  event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of
foreign  securities  markets.   The  Manager’s  fair  valuation  procedures
therefore  include  a  procedure  whereby  foreign   securities  prices  may  be
“fair valued” to take those factors into account.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated agent must receive your order by the time the NYSE closes  that day.  If your order is received on a day when the NYSE is closed or after it has  closed,  the order will  receive the next  offering  price that is determined  after your order is received.  Buying  Through a Dealer.  If you buy shares through a dealer,  your dealer must receive the order by the close of the
NYSE and  transmit  it to the  Distributor  so that it is  received  before  the
Distributor’s  close of business on a regular  business day (normally  5:00
p.m.) to receive that  day’s  offering  price,  unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND  OFFER?  The Fund  offers  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class,
your      investment     will     be     made     in     Class     A     shares.
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular  accounts or lesser amounts for certain retirement  plans).  The amount of that sales charge will vary  depending on the amount you invest.  The sales charge  rates are listed in “How  Can You Buy
Class                  A                  Shares?”                   below.
----------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as  described  in  “How  Can You Buy Class B
Shares?”                                                             below.
----------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred  sales charge of 1.0%,  as  described in “How  Can You Buy Class C
Shares?”                                                             below.
----------------------------------------------------------------------------------------------------------
Class N  Shares.  If you buy  Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement  plan’s  first purchase of Class N shares,  you may pay a contingent  deferred sales charge of 1.0%, as described in “How Can You Buy
Class N Shares?” below.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares. The Fund’s  operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a
recommendation,   because  each  investor’s  financial  considerations  are
different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different  classes.  Of course,  these examples are based on approximations of the effects of current sales charges and expenses  projected  over time, and do not detail all of the  considerations  in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that  reason,  the  Distributor  normally  will not  accept  purchase  orders of
$100,000  or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries  purchasing shares for their  customers in omnibus  accounts are  responsible  for compliance  with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not borne by Class A shares,  such as the Class B,  Class C and Class N asset-based  sales charge  described  below and in the  Statement of  Additional
Information.  Also,  checkwriting  is not  available  on  accounts  subject to a contingent deferred sales charge.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                       Front-End Sales          Front-End Sales            Concession As
                                             Charge As a              Charge As a              Percentage of
                                            Percentage of          Percentage of Net           Offering Price
                                           Offering Price           Amount Invested
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.50%                    4.71%                     3.75%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.50%                    3.63%                     2.75%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

     Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table  above  under  the  Fund’s  “Right  of  Accumulation”  or a
“Letter of Intent.”  The Fund reserves the right to modify or to cease offering these programs at any time. o Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger  purchase than you are currently  making  (as shown in the table  above),  you can add the value of any
Class A, Class B or, Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share  purchase.  Your Class A shares of  Oppenheimer  Money Market
Fund,  Inc.  or  Oppenheimer  Cash  Reserves  on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings,  you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint  accounts  with your  spouse,  or accounts you or your spouse hold as trustees or custodians  on behalf of your  children who are minors.  A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account that has  multiple  accounts  (including  employee  benefit  plans  for the same employer).  If you are buying shares directly from the Fund, you must inform the
Distributor  of your  eligibility  and holdings at the time of your  purchase in order to qualify for the Right of Accumulation. If you are buying shares through
your  financial   intermediary  you  must  notify  your   intermediary  of  your
eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  You can choose to include  purchases  made up to 90 days before the date that you submit a Letter.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose.  Submitting  a Letter of Intent does not  obligate  you to purchase the specified  amount  of  shares.  You may also be able to also  apply the Right of
Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the  Fund’s  Transfer Agent for this purpose.  Please refer to “How to
Buy Shares  –  Letters of  Intent”  in the  Fund’s  Statement  of
Additional Information for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without
prior  notice.   o  Dividend   Reinvestment.   Dividends  and/or  capital  gains
distributions  received  by a  shareholder  from the Fund may be  reinvested  in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date.  You must notify the  Transfer  Agent in writing to elect this  option and must have an  existing account in the fund selected for reinvestment.  o Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other  Oppenheimer  funds at net asset value per share at the time of exchange,  without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other  Oppenheimer funds on the same basis. Please refer to “How to Exchange  Shares”  in this Prospectus and in the Statement of Additional Information for more details, including a  discussion  of  circumstances  in which sales  charges may apply on exchanges.  o  Reinvestment  Privilege.  Within  six months of a  redemption  of certain  Class A and Class B shares,  the proceeds may be  reinvested in Class A shares of the Fund without sales charge.  This privilege  applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The investor  must ask the Transfer  Agent for that  privilege at the time of reinvestment and must identify the account from which the redemption was made. o Other Special Reductions and Waivers. The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which may be ordered by calling 800.225.5677 or through the OppenheimerFunds  website, at  www.oppenheimerfunds.com  (follow the hyperlinks:  “Access Accounts and
Services”  –  “Forms &  Literature”  –  “Order
Literature”  –  “Statements of Additional  Information”).  A
description  of these  waivers and special  sales  charge  arrangements  is also available for viewing on the  OppenheimerFunds  website  (follow the hyperlinks:
“Research Funds” – “Fund Documents” – “View a
description . . .”). To receive a waiver or special sales charge rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent deferred sales charges.

     o Purchases by Certain  Retirement Plans.  There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have  entered  into a special  agreement with the Distributor  and by (2) retirement  plans that are part of a retirement plan product or platform offered by banks,  broker-dealers,  financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of sale, subject to certain exceptions described in “Retirement  Plans”  in the
Statement of  Additional  Information.  No contingent  deferred  sales charge is charged upon the  redemption of such shares.  Class A Contingent  Deferred Sales
Charge.  There is no initial  sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million  or more,  or on purchases of Class A shares by certain  retirement plans that satisfied  certain
requirements   prior   to   March  1,   2001   (“grandfathered   retirement
accounts”).  However,  those  Class A shares  may be  subject  to a Class A contingent  deferred sales charge, as described below.  Retirement plans holding shares of  Oppenheimer  funds in an omnibus  account(s)  for the benefit of plan participants  in the name of a fiduciary or financial  intermediary  (other than
OppenheimerFunds-sponsored  Single  DB Plus  plans)  are not  permitted  to make initial  purchases  of Class A shares  subject to a  contingent  deferred  sales charge.

     The  Distributor  pays dealers of record  concessions in an amount equal to
1.0% of  purchases of $1 million or more other than  purchases by  grandfathered retirement accounts.  For grandfathered  retirement accounts,  the concession is
0.75% of the first $2.5 million of  purchases  plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

     If  you  redeem  any of  those  shares  within  an  18-month  “holding period”  measured  from  the  beginning  of the  calendar  month  of  their
purchase,   a  contingent  deferred  sales  charge  (called  the  “Class  A contingent  deferred  sales  charge”)  may be deducted from the  redemption proceeds.  That  sales  charge  will be  equal to 1.0% of the  lesser  of: o the aggregate  net asset  value of the  redeemed  shares  at the time of  redemption
(excluding  shares  purchased  by  reinvestment  of  dividends  or capital  gain distributions) or o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 – 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 – 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 – 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 – 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 – 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 – 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the table,  a “year” is a 12-month  period.  In applying the  contingent  deferred  sales  charge,  all purchases are  considered  to have been made on the first  regular  business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see “Class B  Conversion”  in the Statement of
Additional Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

     HOW CAN YOU BUY  CLASS N SHARES?  Class N shares  are  offered  for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more eligible participants.  See “Availability of Class N shares”  in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares,  if: o The group  retirement  plan is  terminated  or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares  are  redeemed  within 18 months  after the  plan’s first purchase of Class N shares of any  Oppenheimer  fund, or o With respect to an IRA or  403(b)  plan,  Class N shares  are  redeemed  within 18 months of the plan’s first purchase of Class N shares of any Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring the Fund’s  other classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A  shares.  It  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  A  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  quarterly  for  providing  personal  service  and  maintenance  of accounts of their  customers  that hold Class A shares.  With respect to Class A shares  subject to a Class A  contingent  deferred  sales  charge  purchased  by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance  for the first year after the shares are sold by the  dealer.
The  Distributor  retains  the first  year’s  service fee paid by the Fund.
After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

     Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

     Under certain  circumstances,  the  Distributor  will pay the full Class B,
Class C or Class N  asset-based  sales  charge and the service fee to the dealer beginning in the first year after  purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year’s service fee at the time of purchase,  if there is a special agreement between the dealer and the Distributor.  In those circumstances,  the sales concession will not be paid to the dealer.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

     In addition,  the Manager and the Distributor may make substantial payments
to  dealers  or  other  financial   intermediaries  and  service  providers  for
distribution  and/or  shareholder  servicing   activities,   out  of  their  own
resources,  including  the profits from the advisory  fees the Manager  receives from  the  Fund.  Some of  these  distribution-related  payments  may be made to dealers  or  financial  intermediaries  for  marketing,  promotional  or related expenses;  these payments are often referred to as “revenue  sharing.”
In some  circumstances,  those types of payments may create an  incentive  for a dealer or financial  intermediary or its  representatives  to recommend or offer shares of the Fund or other Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated  Clearing House (ACH) member.  AccountLink  lets you: o transmit funds electronically to purchase shares by telephone (through a service representative or by  PhoneLink) or  automatically  under Asset  Builder  Plans,  or o have the
Transfer Agent send redemption  proceeds or transmit dividends and distributions directly  to your  bank  account.  Please  call  the  Transfer  Agent  for  more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer’s  settlement  instructions if you buy your shares through a dealer.
After your account is  established,  you can request  AccountLink  privileges by sending  signature-guaranteed  instructions  and  proper  documentation  to  the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the  registration  on your account as well as to your dealer  representative  of record  unless  and until  the  Transfer  Agent  receives  written  instructions terminating or changing those  privileges.  After you establish  AccountLink for
your  account,   any  change  of  bank  account  information  must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Purchasing
Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.  Exchanging Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already  established by calling the special  PhoneLink  number.
Selling Shares. You can redeem shares by telephone  automatically by calling the
PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to  your
AccountLink bank account. Please refer to “How to Sell Shares,”  below for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this
Prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your  shares by  writing a letter,  by wire,  by using the  Fund’s checkwriting  privilege,  or  by  telephone.  You  can  also  set  up  Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a  signature  guarantee):  o You wish to redeem more than  $100,000  and receive a check o The redemption check is not payable to all shareholders listed on the account  statement o The  redemption  check is not sent to the address of record  on your  account  statement  o Shares  are being  transferred  to a Fund account  with a different  owner or name o Shares are being  redeemed by someone
(such as an Executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including: o a U.S. bank, trust company, credit union or savings association,  o a foreign bank that has a U.S. correspondent bank, o a U.S. registered dealer or broker in securities, municipal securities or government securities, or o a U.S.
national securities exchange, a registered securities  association or a clearing agency.  If you are  signing on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

     CHECKWRITING.  To write  checks  against  your Fund  account,  request that privilege  on your  account  application,  or  contact  the  Transfer  Agent for signature cards. They must be signed (with a signature  guarantee) by all owners of the account and returned to the Transfer  Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a signature card
to   establish   checkwriting   in  another   Oppenheimer   fund,   simply  call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration  as the other  account.  o Checks  can be  written  to the order of whomever  you wish,  but may not be cashed at the bank the  checks  are  payable through or the  Fund’s  custodian  bank. o Checkwriting  privileges are not available for accounts holding shares that are subject to a contingent  deferred sales charge.  o Checks must be written for at least $500.  Checks written below the  stated  amount  on the check  will not be  accepted.  However,  if you have existing checks indicating a $100 minimum, you may still use them for amounts of
$100 or more.  o Checks  cannot be paid if they are  written  for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value. o You may not write a check that would require the Fund to redeem shares that were  purchased by check or Asset Builder
Plan  payments  within the prior 10 days.  o  Don’t  use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund’s name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.,  but may be  earlier on some days.  You may not redeem  shares  held in an
OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone. o To redeem shares through a service representative or automatically on PhoneLink,  call 1.800.225.5677.  Whichever method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

     Are There Limits on Amounts  Redeemed by Telephone?  Telephone  Redemptions
Paid by Check.  Up to $100,000  may be redeemed by  telephone  in any  seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account  statement.  This service is not available within 30 days of changing the address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  C to the  Statement  of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on: o the amount of your  account  value  represented  by an increase in net asset value over the initial  purchase price, o shares  purchased by the reinvestment of dividends or capital gains distributions,  or o shares redeemed in the special  circumstances described in Appendix C to the Statement of Additional Information. To determine whether a contingent  deferred  sales charge  applies to a redemption,  the Fund redeems shares in the following  order:  1. shares  acquired by  reinvestment of dividends and capital gains distributions, 2. shares held for the holding period that  applies to the class,  and 3. shares  held the longest  during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of  residence.  o The  prospectus of the selected fund must offer the exchange  privilege.  o When you establish an account,  you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days,  you can exchange  shares on any regular  business  day, subject to the limitations described below. o You must meet the minimum purchase requirements  for the selected  fund. o  Generally,  exchanges  may be made only between identically registered accounts,  unless all account owners send written exchange  instructions  with a signature  guarantee.  o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the  fund  to  which  you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the “How to Exchange Shares”  section in the Statement of
Additional Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent  receives the  certificates  with the request  letter.
Telephone and Internet  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service representative or by using PhoneLink by calling
1.800.225.5677.   You   may   submit   internet   exchange   requests   on   the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please  refer to  “How to Exchange  Shares”  in the  Statement of
Additional Information for more details.

     ARE THERE  LIMITATIONS ON FREQUENT  PURCHASES,  REDEMPTIONS  AND EXCHANGES?
Risks from Excessive Purchase,  Redemption and Short-Term Exchange Activity. The
OppenheimerFunds  exchange  privilege  affords  investors  the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager’s ability to manage the Fund's  investments  efficiently,  increase the Fund’s  transaction and administrative  costs and/or affect the  Fund’s  performance,  depending on various  factors,  such as the size of the Fund, the nature of its  investments, the  amount of Fund  assets  the  portfolio  manager  maintains  in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.
If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio  securities at unfavorable times to
meet  redemption  or  exchange  requests,   and  the  Fund’s  brokerage  or
administrative expenses might be increased.

     Therefore,  the Manager and the Fund’s  Board of Trustees have adopted the  following  policies and  procedures to detect and prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a
financial    intermediary    holding   the   investor’s    shares   in   an
“omnibus”  or “street  name”  account)  receives an exchange request  that  conforms to these  policies.  The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day’s net asset value on the exchanged  shares.  Exchange  requests received after the close of the NYSE will receive  the next net asset  value  calculated  after the  request is  received.
However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to  five  business  days if it  determines,  in its  discretion,  that an earlier  transmittal of the  redemption  proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the  exchange  is being made at the next net asset  value  calculated after  the  proceeds  are  received.  In the  event  that  such a  delay  in the reinvestment  of proceeds  occurs,  the  Transfer  Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known  to be  under  common  ownership  or  control  as  part  of  the  Transfer
Agent’s procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60 days’  notice of any material  change in the exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are
sometimes  referred  to  as  “omnibus”   or  “street   name”
accounts),  that  financial  intermediary  may  impose its own  restrictions  or limitations to discourage  short-term or excessive  trading.  You should consult your financial  intermediary  to find out what trading  restrictions,  including limitations on exchanges, they may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries to apply the Fund’s  policies to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts maintained in, the “omnibus”  or “street name” accounts of a financial intermediary.  Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent’s ability to monitor and deter excessive short-term trading in omnibus or street name  accounts  ultimately  depends on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies and Procedures.  The Fund’s Board has adopted the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity.

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be “blocked” from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full  account  balance  and not  just to the  amount  exchanged  into the account.  For  example,  if a  shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000,  then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further  exchanges into another fund for a period of 30 calendar days. A “direct shareholder” is one whose account is registered on the
Fund’s books showing the name,  address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder  has exchanged  shares into the stock or bond fund  during the prior 30 days.  However,  all of the shares  held in that money market fund would then be blocked from further  exchanges  into another fund for
30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement  to abide by these  policies  with  respect  to their  customers’
accounts.  “On-demand”  exchanges  outside the parameters of portfolio rebalancing  programs will be subject to the 30-day limit.  However,  investment programs by other Oppenheimer “funds-of-funds” that entail rebalancing of  investments  in  underlying  Oppenheimer  funds will not be subject to these limits.

     Automatic  Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More information about the Fund’s  policies and procedures for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.  A $12 annual “Minimum  Balance Fee”  is assessed on each
Fund account with a value of less than $500. The fee is  automatically  deducted from each  applicable Fund account  annually in September.  See the Statement of
Additional Information to learn how you can avoid this fee and for circumstances under  which  this fee will not be  assessed.  The  offering  of  shares  may be suspended  during any period in which the  determination  of net asset  value is suspended,  and the  offering  may be  suspended by the Board of Trustees at any time  the  Board  believes  it is in the  Fund’s  best  interest  to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more  than  one  owner,  the  Fund  and  the  Transfer  Agent  may  rely  on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation  instructions from an owner of the account.
The Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data or by  using  PINs,  and by  confirming  such transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be  genuine.  Redemption  or  transfer  requests  will not be honored  until the
Transfer  Agent  receives  all required  documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for  redemptions  stated  in  this  Prospectus.  Dealers  that  perform  account transactions  for their  clients by  participating  in  NETWORKING  through  the
National  Securities  Clearing  Corporation  are responsible for obtaining their clients’  permission to perform those transactions,  and are responsible to their  clients  who are  shareholders  of the Fund if the  dealer  performs  any transaction erroneously or improperly. The redemption price for shares will vary from day to day because the value of the securities in the Fund’s portfolio fluctuates.  The redemption price,  which is the net asset value per share, will normally  differ for each class of shares.  The redemption  value of your shares may be more or less than  their  original  cost.  Payment  for  redeemed  shares ordinarily is made in cash. It is forwarded by check, or through  AccountLink or by Federal  Funds wire (as elected by the  shareholder)  within seven days after the Transfer Agent receives  redemption  instructions  in proper form.  However, under unusual  circumstances  determined  by the SEC,  payment may be delayed or suspended. For accounts registered in the name of a broker-dealer,  payment will normally be forwarded within three business days after redemption.  The Transfer
Agent may delay  processing  any type of redemption  payment as described  under
“How to Sell Shares” for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you purchase shares by
Federal  Funds wire or  certified  check,  or arrange  with your bank to provide telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.  Involuntary  redemptions of small accounts may be made by the Fund if the account  value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the Distributor  for losses from the  cancellation of share purchase  orders.  Shares may be  “redeemed  in  kind”  under  unusual circumstances (such as a lack of liquidity in the Fund’s  portfolio to meet redemptions).  This means that the redemption  proceeds will be paid with liquid securities  from the Fund’s  portfolio.  If the Fund redeems your shares in kind, you may bear transaction  costs and will bear market risks until such time as such securities are converted into cash. Federal  regulations may require the
Fund to obtain  your  name,  your date of birth  (for a  natural  person),  your residential  street  address or  principal  place of  business  and your  Social
Security  Number,  Employer  Identification  Number or other  government  issued identification when you open an account.  Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
Agent may use this information to attempt to verify your identity.  The Fund may not be  able  to  establish  an  account  if the  necessary  information  is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is  established,  the Fund may be  required  to  redeem  your  shares  and  close  your  account.  “Backup
withholding”   of  federal  income  tax  may  be  applied  against  taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.  To avoid sending  duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual  and  semi-annual  report and annual  notice of the  Fund’s  privacy policy to shareholders  having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding,  benefits the
Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net  investment  income each  regular  business day and pay those dividends  monthly.  Daily  dividends  will  not be  declared  or paid on  newly purchased shares until Federal Funds are available to the Fund from the purchase payment  for shares.  Dividends  and  distributions  paid to Class A shares will generally  be higher  than  dividends  for Class B,  Class C and Class N shares, which normally have higher  expenses than Class A shares.  The Fund has no fixed
dividend  rate  and  cannot   guarantee  that  it  will  pay  any  dividends  or
distributions.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have four options:  Reinvest All  Distributions in the Fund.
You can elect to reinvest  all  dividends  and capital  gains  distributions  in additional  shares of the Fund.  Reinvest  Dividends or Capital  Gains.  You can
elect to reinvest some  distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the Fund while  receiving the other types of distributions by check or having them sent to your bank account through
AccountLink. Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through  AccountLink.  Reinvest Your  Distributions in Another  OppenheimerFunds
Account.  You can  reinvest  all  distributions  in the same  class of shares of another OppenheimerFunds account you have established.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     The Fund  intends  to  qualify  each year as a  “regulated  investment company”  under the Internal  Revenue  Code,  but reserves the right not to qualify.  It  qualified  during its last fiscal year.  The Fund,  as a regulated investment  company,  will not be subject to federal  income taxes on any of its
income,   provided  that  it  satisfies  certain  income,   diversification  and
distribution requirements.

     Avoid  “Buying  a  Distribution.”  If you buy  shares  on or just before the Fund  declares a capital  gains  distribution,  you will pay the full price for the shares  and then  receive a portion of the price back as a taxable capital  gain.  Remember,  There  May be  Taxes  on  Transactions.  Because  the
Fund’s share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the shares and the price you received when you sold them.
Any capital gain is subject to capital gains tax.  Returns of Capital Can Occur.
In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to  shareholders.  If that occurs,  it will be  identified  in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund’s financial performance since inception.  Certain information reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This information  has  been  audited  by  Ernst  &  Young  LLP,  the  Fund’s independent  registered  public  accounting firm,  whose report,  along with the
Fund’s  financial  statements,  is included in the  Statement of Additional
Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .36 2              .28                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .48                .26                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.36)              (.29)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.44)              (.34)              (.03)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.89%              2.64%              1.14%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   41,648         $   35,522         $   27,598
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   38,411         $   32,578         $   26,027
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.56%              2.78%              1.77%
Total expenses                                                      0.80%              0.79%              1.29%
Expenses after payments and waivers and
reduction to custodian expenses                                     0.79%              0.73%              0.90%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%
1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows: PURCHASE TRANSACTIONS SALE TRANSACTIONS ---------------------------------------------------------------- April 30, 2005 $280,759,754 $281,155,514 April 30, 2004 198,777,129 189,672,219 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 37 | OPPENHEIMER TOTAL RETURN BOND FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS B         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .17                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.00%              1.69%              0.97%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    4,244         $    2,896         $      798
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    3,610         $    2,444         $      340
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.70%              1.91%              0.85%
Total expenses                                                      2.41%              2.20%              2.36%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%
1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows: PURCHASE TRANSACTIONS SALE TRANSACTIONS ---------------------------------------------------------------- April 30, 2005 $280,759,754 $281,155,514 April 30, 2004 198,777,129 189,672,219 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 38 | OPPENHEIMER TOTAL RETURN BOND FUND

CLASS C          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     9.99         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.03)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .16                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.03         $     9.99         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  3.99%              1.60%              0.96%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    6,757         $    2,943         $      388
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    4,641         $    1,679         $      126
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.71%              1.95%              0.59%
Total expenses                                                      2.17%              2.12%              2.28%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%
1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. The portfolio turnover rate excludes purchases and sales of To Be Announced (TBA) mortgage-related securities as follows: PURCHASE TRANSACTIONS SALE TRANSACTIONS ---------------------------------------------------------------- April 30, 2005 $280,759,754 $281,155,514 April 30, 2004 198,777,129 189,672,219 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 39 | OPPENHEIMER TOTAL RETURN BOND FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS N          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .32 2              .24                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .44                .22                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.32)              (.25)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.40)              (.30)              (.03)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.51%              2.20%              1.08%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    2,812         $      831         $       22
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    1,802         $      386         $        6
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.22%              2.40%              1.50%
Total expenses                                                      1.51%              1.34%              2.63%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.15%              1.15%              1.15%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April
30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

INFORMATION AND SERVICES

For More Information on Oppenheimer Total Return Bond Fund

     The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund’s investment policies, risks, and operations. It is  incorporated  by reference into this  Prospectus  (which means it is legally part of this Prospectus).

     ANNUAL  AND  SEMI-ANNUAL   REPORTS.   Additional   information   about  the
Fund’s  investments and performance is available in the Fund’s  Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment  strategies that significantly  affected the
Fund’s performance during its last fiscal year.

     How to Get More  Information  You can request the  Statement of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund’s privacy policy and other information about the Fund or your account:

------------------------------------------- -------------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- -------------------------------------------------------------------------
------------------------------------------- -------------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at: www.oppenheimerfunds.com
------------------------------------------- -------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information can be reviewed and copied at the SEC’s  Public  Reference Room in Washington,  D.C.  Information on the operation of the Public  Reference Room may be  obtained  by  calling  the  SEC at  1.202.942.8090.  Reports  and  other information about the Fund are available on the EDGAR database on the SEC’s
Internet  website at  www.sec.gov.  Copies may be  obtained  after  payment of a duplicating  fee  by  electronic  request  at  the  SEC’s  e-mail  address:
publicinfo@sec.gov  or by writing to the SEC’s  Public  Reference  Section,
Washington,  D.C.  20549-0102.  No  one  has  been  authorized  to  provide  any information about the Fund or to make any  representations  about the Fund other than what is contained in this  Prospectus.  This  Prospectus is not an offer to sell  shares of the Fund,  nor a  solicitation  of an offer to buy shares of the
Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund’s shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund’s SEC File No.: 811-21268
PR0535.001.0805
Printed on recycled paper

                                        Appendix to Prospectus of
                                    Oppenheimer Total Return Bond Fund

     Graphic  material  included in the Prospectus of  Oppenheimer  Total Return
Bond Fund (the  “Fund”)  under the heading:  “Annual Total Return
(Class A) (as of 12/31 each year)”:

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund since inception,  without  deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

                  Year Ended                              Annual Total Return
                    12/31/04                                  4.30%

Oppenheimer Total Return Bond Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800 CALL OPP (225.5677)

Statement of Additional Information dated August 26, 2005 revised November 23, 2005

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  August 26,  2005.  It should be read  together  with the
Prospectus. You can obtain the Prospectus by writing to the Fund’s Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above,  or  by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund
Additional Information About the Fund’s Investment Policies and Risks........................................
2
     The Fund’s Investment Policies..........................................................................
2
     Other Investment Techniques and Strategies..............................................................
12
     Other Investment Restrictions...........................................................................
33
     Disclosure of Portfolio Holdings........................................................................
35
How the Fund is Managed......................................................................................
39
     Organization and History................................................................................
39
     Board of Trustees and Audit Committee...................................................................
40
     Trustees and Officers of the Fund.......................................................................
41
     The Manager.............................................................................................
47
Brokerage Policies of the Fund...............................................................................
51
Distribution and Service Plans...............................................................................
53
Performance of the Fund......................................................................................
58

About Your Account
How To Buy Shares............................................................................................
65
How To Sell Shares...........................................................................................
75
How To Exchange Shares.......................................................................................
80
Dividends, Capital Gains and Taxes...........................................................................
84
Additional Information About the Fund........................................................................
88

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm......................................................
90
Financial Statements.........................................................................................
91

Appendix A: Ratings Definitions..............................................................................
A-1
Appendix B: Industry Classifications.........................................................................
B-1
Appendix C: Special Sales Charge Arrangements and Waivers....................................................
C-1

                                                39

ABOUT THE FUND

Additional Information About the Fund’s Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and
the   types   of   securities   that   the   Fund’s   investment   Manager,
OppenheimerFunds,  Inc.  (the  “Manager”),  can  select  for the Fund.
Additional  information is also provided about the strategies  that the Fund may use to try to achieve its objective.

     The  Fund’s  Investment  Policies.  The composition of the Fund’s portfolio  and  the  techniques  and  strategies  that  the  Manager  may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described below in seeking its  objective.  It may  use  some  of the  special  investment  techniques  and strategies at some times or not at all.

     In  selecting  securities  for  the  Fund’s  portfolio,   the  Manager
evaluates the merits of particular  securities primarily through the exercise of its own  investment  analysis.  In the  case of  non-governmental  issues,  that process  may  include,  among  other  things,  evaluation  of the  issuer’s historical  operations,  prospects for the industry of which the issuer is part, the  issuer’s  financial  condition,  its pending product  developments and business (and those of  competitors),  the effect of general market and economic conditions on the issuer’s  business,  and legislative proposals that might affect the issuer.  In the case of foreign  issuers,  the  Manager may  consider general  economic  conditions,  the  conditions  of a particular  country’s economy in  relation to the U.S.  economy or other  foreign  economies,  general political  conditions  in  a  country  or  region,  the  effect  of  taxes,  the efficiencies  and costs of particular  markets (as well as their  liquidity) and other factors.

     |X| Debt Securities. The Fund can invest in a variety of debt securities to seek its objective.  Foreign debt securities are subject to the risks of foreign securities described below. In general,  debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

     o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     The Fund’s  investments primarily are investment-grade debt securities and U.S. government securities.  U.S. government  securities,  although unrated, are generally  considered  to be equivalent to securities in the highest  rating categories.  Investment-grade bonds are bonds rated at least “Baa”  by
Moody’s  Investors Service,  Inc.  (“Moody’s”),  or at least
“BBB”     by    Standard    &     Poor’s    Rating    Service
(“S&P”)   or  Fitch,  Inc.   (“Fitch”),   or  that  have
comparable ratings by another  nationally-recognized  rating  organization.  The
Fund can also buy non-investment-grade  debt securities (commonly referred to as
“junk bonds”).

     In making  investments  in debt  securities,  the  Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a  security’s  credit-worthiness.  If securities the Fund buys are unrated,  to be considered part of the Fund’s  holdings of investment-grade securities,  they must be judged by the Manager to be of  comparable  quality to bonds rated as investment grade by a rating organization.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in general  interest  rates will tend to increase  their value.  In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

     Fluctuations  in the market  value of debt  securities  after the Fund buys them will not affect the interest income payable on those securities (unless the security  pays  interest at a variable  rate pegged to interest  rate  changes).
However,  those price  fluctuations  will be reflected in the  valuations of the securities,  and therefore the  Fund’s net asset values will be affected by those fluctuations.

     o Special  Risks of  Lower-Grade  Debt  Securities.  The Fund can invest in lower-grade debt securities.  Because  lower-grade debt securities tend to offer higher  yields  than  investment-grade  securities,  the Fund  might  invest  in lower-grade securities if the Manager is trying to achieve higher income.

     “Lower-grade”    debt    securities   are   those   rated   below
“investment  grade,”  which  means  they  have  a  rating  lower  than
“Baa”  by  Moody’s  or lower than  “BBB”  by S&P or
Fitch,  or similar ratings by other rating  organizations.  If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated  below  investment  grade,  they are  considered  part of the  Fund’s portfolio of lower-grade securities.

     Some of the special  credit risks of  lower-grade  securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay  interest  or to  repay  principal  than  in the  case  of  investment-grade securities.  The issuer’s low  creditworthiness  may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely  disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of  issuers  to pay  interest  or repay  principal.  In the case of foreign  high yield bonds,  these risks are in addition to the special  risks of foreign  investing  discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

     To the extent they can be converted into stock,  convertible securities may be less subject to some of the risks of  volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     While securities rated  “Baa”  by Moody’s or “BBB”
by S&P or Fitch are  investment  grade and are not  regarded  as junk bonds, those  securities  may be  subject to  special  risks and have some  speculative
characteristics.   Definitions  of  the  debt  security  ratings  categories  of
Moody’s, S&P, and Fitch are included in Appendix A to this Statement of
Additional Information.

     |X|  Duration  of the  Fund’s  Portfolio.  The Fund can invest in debt securities  of any  maturity  or  duration  but  currently  seeks to  maintain a dollar-weighted average effective portfolio duration of three to six years under normal market  conditions.  The goal is to try to manage the  sensitivity of the
Fund’s  portfolio to changes in interest  rates,  and in doing so to manage the  volatility of the  Fund’s  share prices in response to those  changes.
However,  unanticipated  events may change the effective  duration of a security after the Fund buys it, and there can be no assurance that the Fund will achieve its targeted duration at all times.

     The Manager determines the effective duration of debt obligations purchased by the Fund considering  various factors that apply to a particular type of debt obligation,  including  those  described  below.  Duration  is a measure  of the expected life of a security on a current-value  basis expressed in years,  using calculations that consider the security’s  yield, coupon interest payments, final maturity and call features.

     While  a  debt  security’s   maturity  can  be  used  to  measure  the
sensitivity of the security’s  price to changes in interest rates, the term to maturity of a security  does not take into  account the pattern (or  expected pattern) of the  security’s  payments of  interest  or  principal  prior to maturity.  Duration, on the other hand, measures the length of the time interval from the  present  to the time when the  interest  and  principal  payments  are scheduled to be received (or, in the case of a mortgage-related  security,  when the interest payments are expected to be received).  Duration calculations weigh them by the present  value of the cash to be  received  at each future  point in time. If the interest  payments on a debt security  occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

     Absent other factors,  the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the  yield-to-maturity  of the debt  security,  the longer the duration of the  security.  Conversely,  the higher the stated or coupon rate of  interest,  the shorter the  maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

     Futures,  options and options on futures in general have durations that are closely  related to the duration of the securities  that underlie them.  Holding long futures  positions or call option positions  (backed by liquid assets) will tend to lengthen the portfolio’s duration.

     In some cases the standard effective duration calculation does not properly reflect the interest  rate  exposure of a security.  For  example,  floating and variable  rate  securities  often have final  maturities  of ten or more  years.
However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest  coupon rate is reset. In the case of mortgage pass-through securities,  the stated final maturity of the security is typically
30 years,  but current rates or prepayments  are more important to determine the security’s  interest rate exposure.  In these and other similar situations, the Manager will use other analytical techniques that consider the economic life of the security as well as relevant  macroeconomic  factors  (such as historical prepayment rates) in determining the Fund’s effective duration.

     |X| Mortgage-Related Securities.  Mortgage-related securities are a form of derivative  investment  collateralized  by pools of  commercial  or  residential mortgages.  Pools of mortgage  loans are  assembled  as  securities  for sale to investors  by  government  agencies  or entities  or by private  issuers.  These
securities  include  collateralized  mortgage  obligations   (“CMOs”),
mortgage pass-through  securities,  stripped mortgage  pass-through  securities, interests in real estate mortgage investment conduits  (“REMICs”)  and other real estate-related securities.

     Mortgage-related  securities  that are issued or  guaranteed by agencies or instrumentalities  of the U.S.  government  have  relatively  little credit risk
(depending  on the nature of the issuer) but are subject to interest  rate risks and prepayment risks, as described in the Prospectus.

     As with other debt securities,  the prices of  mortgage-related  securities tend  to  move  inversely  to  changes  in  interest  rates.  The  Fund  can buy mortgage-related  securities  that have  interest  rates that move  inversely to changes in general  interest  rates,  based on a multiple  of a specific  index.
Although the value of a  mortgage-related  security  may decline  when  interest rates rise, the converse is not always the case.

     In periods of declining  interest  rates,  mortgages  are more likely to be prepaid. Therefore, a mortgage-related security’s maturity can be shortened by unscheduled  prepayments on the underlying  mortgages.  Therefore,  it is not possible to predict accurately the security’s  yield. The principal that is returned  earlier than expected may have to be  reinvested in other  investments having a lower yield than the prepaid security.  Therefore, these securities may be less  effective as a means of  “locking  in”  attractive  long-term interest rates, and they may have less potential for appreciation during periods of declining  interest rates,  than  conventional  bonds with comparable  stated
maturities.

     Prepayment  risks can lead to  substantial  fluctuations  in the value of a mortgage-related security. In turn, this can affect the value of the Fund’s shares. If a mortgage-related  security has been purchased at a premium,  all or part of the  premium  the Fund  paid may be lost if  there is a  decline  in the market value of the security, whether that results from interest rate changes or
prepayments   on  the   underlying   mortgages.   In  the   case   of   stripped
mortgage-related securities, if they experience greater rates of prepayment than were  anticipated,  the Fund may fail to recoup its  initial  investment  on the security.

     During  periods  of  rapidly   rising   interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than  expected  rates.  Slower prepayments effectively may lengthen a mortgage-related security’s expected maturity.  Generally,  that would cause the value of the  security to  fluctuate more widely in responses to changes in interest rates. If the prepayments on the
Fund’s   mortgage-related   securities  were  to  decrease   broadly,   the
Fund’s  effective duration and therefore its sensitivity to interest rates, would increase.

     As with other debt securities,  the values of  mortgage-related  securities
may  be   affected   by  changes  in  the   market’s   perception   of  the
creditworthiness  of the entity  issuing the  securities or  guaranteeing  them.
Their values may also be affected by changes in government  regulations  and tax policies.

     o Collateralized Mortgage Obligations.  Collateralized mortgage obligations or “CMOs,”  are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.  They may be collateralized by: (1)
pass-through  certificates  issued or guaranteed by Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or
Federal Home Loan Mortgage Corporation (Freddie Mac), (2) unsecuritized mortgage loans  insured  by the  Federal  Housing  Administration  or  guaranteed  by the
Department of Veterans’  Affairs, (3) unsecuritized conventional mortgages,
(4) other mortgage-related securities, or (5) any combination of these.

     Each class of CMO,  referred  to as a  “tranche,”  is issued at a specific  coupon  rate and has a stated  maturity  or final  distribution  date.
Principal  prepayments  on the  underlying  mortgages  may  cause  the CMO to be retired much earlier than the stated  maturity or final  distribution  date. The principal and interest on the  underlying  mortgages may be allocated  among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are  floating  rate CMOs,  and  typically  have a cap on the coupon  rate.
Inverse  floating  rate  CMOs  have a coupon  rate  that  moves  in the  reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

     |X| U.S. Government  Securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S.  government  agencies or  federally-chartered corporate entities referred to as “instrumentalities.” The obligations of U.S.  government agencies or  instrumentalities  in which the Fund can invest may  or may  not  be  guaranteed  or  supported  by  the  “full  faith  and credit”  of the United  States.  “Full  faith and  credit”  means generally that the taxing power of the U.S. government is pledged to the payment of interest  and  repayment  of  principal  on a security.  If a security is not backed by the full  faith  and  credit of the  United  States,  the owner of the security  must  look  principally  to the  agency  issuing  the  obligation  for repayment.  The owner  might not be able to assert a claim  against  the  United
States if the issuing agency or instrumentality does not meet its commitment.

     o U.S.  Treasury  Obligations.  These  include  Treasury  bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of more than one year and up to ten years when issued),  and Treasury bonds  (which  have  maturities  of more than ten years when  issued).  Treasury securities  are backed by the full  faith and credit of the United  States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury obligations  the Fund can buy include U.S.  Treasury  securities  that have been
“stripped”  by a  Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury
securities  described  below,  and  Treasury   Inflation-Protection   Securities
(“TIPS”).

     o Treasury  Inflation-Protection  Securities.  The Fund can buy these TIPS, which are designed to provide an  investment  vehicle that is not  vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually  based on changes in the published Consumer Price Index. If inflation  occurs,  the principal and interest  payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest  payments will be adjusted  downward,  although the principal  will not fall below its face amount at maturity.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that have different  levels of credit  support from the  government.
Some are supported by the full faith and credit of the U.S. government,  such as
Ginnie  Maes.  Some are  supported by the right of the issuer to borrow from the
U.S. Treasury under certain circumstances,  such as Fannie Mae bonds. Others are supported only by the credit of the entity that issued them, such as Freddie Mac obligations.

     o Mortgage-Related U.S. Government  Securities.  These include interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized mortgage  obligations and other  “pass-through”  mortgage  securities.
CMOs that are U.S.  government  securities  have collateral to secure payment of interest and  principal.  They may be issued in different  series with different interest rates and maturities.  The collateral is either in the form of mortgage
pass-through   certificates   issued  or   guaranteed   by  a  U.S.   agency  or
instrumentality or mortgage loans insured by a U.S.  government agency. The Fund can have  significant  amounts of its assets invested in  mortgage-related  U.S.
government securities.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally,  the Fund may have to reinvest  the  prepayment  proceeds in other securities  paying  interest at lower rates,  which could reduce the Fund’s yield.

     When interest  rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject  to  greater  fluctuations  in  value.  These are the  prepayment  risks described  above and can make the  prices of CMOs very  volatile  when  interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Fund’s share prices.

     o Commercial  (Privately-Issued)  Mortgage Related Securities. The Fund can
invest in commercial  mortgage-related  securities  issued by private  entities.
Generally these are multi-class  debt or  pass-through  certificates  secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These securities  typically are structured to provide protection to investors in senior classes from possible losses on the underlying  loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying  loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

     |X|  Asset-Backed   Securities.   Asset-backed  securities  are  fractional
interests in pools of assets,  typically accounts  receivable or consumer loans.
They are issued by trusts or special-purpose corporations.  These securities are subject to prepayment  risks and the risk of default by the issuer as well as by the  borrowers  of the  underlying  loans  in the  pool.  They  are  similar  to mortgage-backed securities,  described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation  interest in the pools. The pools may  offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required  payments of interest or repayments  of principal are not made,  the Fund could suffer losses on its investment or delays in receiving payment.

     The  value of an  asset-backed  security  is  affected  by  changes  in the market’s perception of the asset backing the security, the creditworthiness of the servicing  agent for the loan pool, the  originator of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, the Fund would  generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted  average life of asset-backed  securities and may lower  their  return,  in the  same  manner  as in the  case of  mortgage-backed securities and CMOs, described above.

     |X|  Participation   Interests.   The  Fund  can  invest  in  participation
interests,  subject to the  Fund’s  limitation on  investments  in illiquid investments. A participation interest is an undivided interest in a loan made by the  issuing  financial  institution  in the  proportion  that the  buyer’s participation interest bears to the total principal amount of the loan. Not more than 5% of the Fund’s net assets can be invested in participation interests of the same borrower.  The issuing financial  institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

     Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a borrower  fails to pay  scheduled  interest or principal payments, the Fund could experience a reduction in its income. The value of that participation  interest  might also  decline,  which could  affect the net asset value of the Fund’s  shares. If the issuing financial  institution fails to perform its obligations under the participation  agreement, the Fund might incur costs and delays in  realizing  payment  and suffer a loss of  principal  and/or interest.

     |X|  Foreign  Securities.   “Foreign  securities”   include  debt
securities  issued  or  guaranteed  by  companies  organized  under  the laws of countries other than the United States and debt securities  issued or guaranteed by  governments  other than the U.S.  government  or by  foreign  supra-national entities,  such as the World  Bank.  Those  securities  may be traded on foreign securities  exchanges  or in the foreign  over-the-counter  markets.  Securities denominated in foreign  currencies issued by U.S.  companies are also considered to be  “foreign  securities.”  The Fund expects to have investments in foreign securities as part of its normal investment strategy.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered “foreign  securities”  for the purpose of the  Fund’s  investment  allocations,  because  they are not subject to many of the special  considerations and risks,  discussed below, that apply to foreign securities traded and held abroad.

     American  Depository  Receipts  (“ADR”)  facilities may be either
“sponsored”   or   “un-sponsored.”   While   sponsored   and
un-sponsored ADR facilities are similar,  distinctions  exist between the rights and duties of ADR holders and market  practices.  Sponsored  facilities have the backing  or  participation  of  the  underlying  foreign  issuers.  Un-sponsored facilities  do not have the  participation  by or  consent  of the issuer of the
deposited  shares.   Un-sponsored   facilities   usually  request  a  letter  of
non-objection  from the issuer.  Holders of un-sponsored ADRs generally bear all the costs of such  facility.  The costs of the facility can include  deposit and withdrawal fees,  currency  conversion and other service fees. The depository of an  un-sponsored  facility  may  not  have  a  duty  to  distribute  shareholder communications  from the issuer or to pass  through  voting  rights.  Issuers of un-sponsored  ADRs do not have an  obligation to disclose  material  information about the foreign issuers in the U.S. As a result, the value of the un-sponsored
ADR may not correlate with the value of the underlying  security  trading abroad or any  material  information  about the  security  or the  issuer  disseminated abroad.  Sponsored  facilities enter into an agreement with the issuer that sets out rights and duties of the issuer,  the  depository  and the ADR  holder.  The sponsored  agreement  also  allocates  fees among the  parties.  Most  sponsored agreements  provide that the depository  will  distribute  shareholder  notices, voting instructions and other communications.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer income  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S.  markets.  The Fund will hold foreign  currency only in connection with the purchase or sale of foreign securities.

     o Foreign Debt  Obligations.  The debt obligations of a foreign  government and its agencies and  instrumentalities  may or may not be supported by the full faith and credit of the foreign  government.  The Fund can buy securities issued
by  certain   “supra-national”   entities,   which  include   entities
designated or supported by governments  to promote  economic  reconstruction  or
development,   international   banking   organizations  and  related  government
agencies. Examples are the International Bank for Reconstruction and Development
(commonly called the “World Bank”), the Asian Development bank and the
Inter-American Development Bank.

     The   governmental   members   of   these   supra-national   entities   are
“stockholders”  that typically make capital  contributions  and may be committed to make additional  capital  contributions  if the entity is unable to repay its borrowings.  A supra-national  entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the  constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

     The Fund can  invest in U.S.  dollar-denominated  “Brady  Bonds.”
These  foreign debt  obligations  may be fixed-rate  par bonds or  floating-rate discount  bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury  zero-coupon  obligations  that have the same  maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four  valuation  components:  (i) the  collateralized  repayment of principal at
final  maturity;   (ii)  the  collateralized   interest   payments;   (iii)  the
uncollateralized  interest payments; and (iv) any uncollateralized  repayment of principal at maturity.  Those uncollateralized amounts constitute what is called the “residual risk.”

     If  there  is  a  default  on  collateralized   Brady  Bonds  resulting  in
acceleration  of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face  amount  of the  collateral  will  equal  the principal  payments  which  would  have then been due on the Brady  Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of
countries   issuing  Brady  Bonds,   Brady  Bonds  are  considered   speculative
investments.

     Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income  the Fund has  available  for  distribution.
Because a portion  of the  Fund’s  investment  income  may be  received  in foreign  currencies,  the Fund will be  required  to compute  its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign  currency losses may result in the Fund’s  having  distributed more income in a particular fiscal period than was available from investment  income, which could result in a return of capital to shareholders.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign  taxes;  o fluctuation in value of foreign investments  due to  changes  in  currency  rates or  currency  devaluation,  or currency control  regulations (for example,  currency  blockage);  o transaction charges  for  currency  exchange;  o lack of public  information  about  foreign issuers;  o  lack  of  uniform  accounting,  auditing  and  financial  reporting standards  in foreign  countries  comparable  to those  applicable  to  domestic issuers;  o less volume on foreign exchanges than on U.S.  exchanges;  o greater volatility  and less  liquidity  on  foreign  markets  than in the U.S.;  o less governmental  regulation of foreign  issuers,  securities  exchanges and brokers than in the U.S.;  o  greater  difficulties  in  commencing  lawsuits;  o higher brokerage  commission  rates than in the U.S.;  o  increased  risks of delays in settlement  of portfolio  transactions  or loss of  certificates  for  portfolio securities;  o foreign  withholding  taxes; o possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic  developments;  and o unfavorable  differences between the
U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special  opportunities  for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,  Australia, New
Zealand and Japan. There may be even less liquidity in their securities markets, and  settlements  of  purchases  and  sales  of  securities  may be  subject  to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when  evaluating  securities in these  markets,  and the Fund currently does not expect to invest a substantial portion of its assets in emerging markets.

     o Passive  Foreign  Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign investment  companies  (“PFICs”)  under U.S. tax laws.
PFICs are those foreign  corporations  which generate  primarily passive income.
They tend to be growth companies or “start-up”  companies. For federal tax  purposes,  a  corporation  is  deemed a PFIC if 75% or more of the  foreign corporation’s  gross income for the income year is passive income or if 50%
or more of its  assets are assets  that  produce or are held to produce  passive income. Passive income is further defined as any income to be considered foreign personal  holding company income within the subpart F provisions  defined by IRC
§954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund’s  minimum  percentage  requirements  or  limitations  of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
“Investment Company Act”),  the Fund may also invest in foreign mutual funds which are also deemed  PFICs  (since  nearly all of the income of a mutual fund is generally  passive income).  Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

     In addition to bearing their proportionate share of a fund’s  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies  are  described  below  under  “Investment  in  Other
Investment Companies.”

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may  from  time to  time  use  the  types  of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times, and at times may not use them.

     |X|   Zero-Coupon   Securities.   The   Fund   can  buy   zero-coupon   and
delayed-interest  securities,  and  “stripped”   securities.  Stripped
securities are debt  securities  whose  interest  coupons are separated from the security and sold separately. The Fund can buy different types of zero-coupon or stripped securities,  including,  among others, foreign debt securities and U.S.
Treasury notes or bonds that have been stripped of their interest coupons,  U.S.
Treasury bills issued without interest  coupons,  and certificates  representing interests in stripped securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep  discount  from their face value at maturity.  The buyer  recognizes a rate of return determined by the gradual appreciation of the security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until  maturity,  as well as prevailing  interest rates,  the liquidity of the security and the credit  quality of the issuer.  In the absence of threats to the issuer’s credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon  securities until a predetermined  date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The Fund’s  investment in zero-coupon securities may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     |X| “Stripped”  Mortgage-Related  Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from  underlying  mortgage  loans or mortgage  securities to create two or more  new  securities.  Each  has  a  specified  percentage  of  the  underlying security’s  principal or interest payments.  These are a form of derivative investment.

     Mortgage  securities may be partially  stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only”  security, or “I/O,”  and all of the principal is distributed to holders of another type of security,  known as a
“principal-only”  security or  “P/O.”  Strips can be created for pass through certificates or CMOs.

     The yields to maturity  of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal,  the Fund might not fully  recoup its  investment  in an I/O based on
those  assets.  If  underlying   mortgages   experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them  could  decline substantially. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

     |X| Floating Rate and Variable Rate  Obligations.  Some securities the Fund can  purchase  have  variable or floating  interest  rates.  Variable  rates are adjusted at stated  periodic  intervals.  Variable rate  obligations  may have a demand  feature that allows the Fund to tender the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

     The  interest  rate  on a  floating  rate  note is  adjusted  automatically according to a stated  prevailing market rate, such as a bank’s prime rate,
the  91-day   U.S.   Treasury   Bill  rate,   or  some   other   standard.   The
instrument’s  rate is  adjusted  automatically  each  time the base rate is adjusted.  The interest  rate on a variable  rate note is also based on a stated
prevailing  market rate but is adjusted  automatically  at specified  intervals.
Generally,  the  changes  in the  interest  rate on such  securities  reduce the fluctuation in their market value.  As interest rates decrease or increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund’s  quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days’  notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding  principal  amount of the note plus accrued  interest.
Generally the issuer must provide a specified number of days’ notice to the holder.

     Step-coupon  bonds have a coupon  interest  rate that changes  periodically during the life of the  security  on  predetermined  dates that are set when the security is issued.

     |X| “When-Issued” and “Delayed-Delivery”  Transactions.
The Fund may invest in  securities  on a  “when-issued”  basis and may purchase or sell securities on a “delayed-delivery” basis. When-issued and  delayed-delivery  are  terms  that  refer to  securities  whose  terms  and indenture  are  available  and for  which a market  exists,  but  which  are not available for immediate delivery.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement,  no payment is made by the Fund to the issuer  and no  interest  accrues to the Fund from the  investment  until it receives the security at  settlement.  There is a risk of loss to the  Fund if the  value  of the  security  changes  prior to the settlement date, and there is the risk that the other party may not perform.

     The Fund may engage in when-issued  transactions to secure what the Manager considers to be an  advantageous  price and yield at the time the  obligation is entered  into.  When the Fund  enters  into a  when-issued  or  delayed-delivery transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may  cause  the Fund to lose the  opportunity  to  obtain  the security at a price and yield the Manager considers to be advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies or for delivery pursuant to options contracts it has entered into,  and not for the purpose of investment  leverage.  Although the Fund will enter into  delayed-delivery or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its  acquisition or to dispose of its right to delivery or receive  against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security  purchased in determining the Fund’s net asset value. In a sale transaction,  it records the proceeds to be received.
The Fund will identify on its books liquid assets at least equal in value to the value of the  Fund’s  purchase  commitments  until  the  Fund  pays for the investment.

     When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or delayed-delivery basis to obtain the benefit of currently higher cash yields.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund’s  limits  on  holding  illiquid  investments,  as  described  in  the
Prospectus. The Fund will not enter into a repurchase agreement that causes more than 15% of its net  assets to be  subject  to  repurchase  agreements  having a maturity  beyond seven days.  There is no limit on the amount of the Fund’s net assets that may be subject to  repurchase  agreements  having  maturities of seven days or less for defensive purposes.

     Repurchase agreements,  considered  “loans”  under the Investment
Company Act, are  collateralized  by the underlying  security.  The  Fund’s repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the value of the  collateral  must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral  and may experience  losses if there is any delay in
its   ability  to  do  so.  The   Manager   will   monitor   the   vendor’s
creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously monitor the collateral’s value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission  ("SEC"),  the Fund, along with other affiliated  entities managed by the  Manager,  may  transfer  uninvested  cash  balances  into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income markets represented by the Exchange-Traded  Funds’  portfolio, at  times  when  the  Fund  may not be able to buy  those  portfolio  securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund would be subject to its  ratable  share of that  investment  company’s expenses,  including its advisory and administration expenses in addition to its own fees and  expenses.  The Fund does not  anticipate  investing a  substantial amount of its net assets in shares of other investment companies.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established by the  Fund’s  Board of Trustees,  the Manager  determines the liquidity of certain of the Fund’s investments.  To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  may make it more  difficult  to value  them,  and might  limit the
Fund’s  ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security,  the  Fund’s  holdings of that  security may be  considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X|  Forward  Rolls.  The  Fund can  enter  into  “forward  roll”
transactions  with  respect  to  mortgage-related  securities.  In this  type of transaction,  the  Fund  sells  a  mortgage-related  security  to  a  buyer  and simultaneously  agrees  to  repurchase  a  similar  security  (the  same type of security,  and having the same  coupon  and  maturity)  at a later date at a set price.  The securities that are repurchased  will have the same interest rate as the securities that are sold, but typically will be  collateralized by different pools of mortgages  (with  different  prepayment  histories) than the securities that  have  been  sold.  Proceeds  from  the  sale are  invested  in  short-term instruments,  such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

     The Fund will only  enter  into  “covered”  rolls.  To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  the Fund will not be entitled  to receive  interest  and  principal payments on the  securities  that have been sold. It is possible that the market value of the  securities  the Fund sells might  decline below the price at which the Fund is obligated to repurchase securities.

     |X| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer’s common stock.  Convertible securities rank senior to common stock in a  corporation’s  capital structure and therefore are  subject  to less risk than  common  stock in the case of the  issuer’s bankruptcy or liquidation.

     The value of a convertible  security is a function of its  “investment value”  and  its  “conversion  value.”  If the  investment  value exceeds  the  conversion  value,  the  security  will,  behave  more like a debt security, and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its  conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

     While some convertible  securities are a form of debt security,  in certain cases their  conversion  feature  (allowing  conversion into equity  securities)
causes   them   to  be   regarded   by  the   Manager   more   as   “equity
equivalents.”  As a result,  the rating assigned to the security might have
less  impact  on  the  Manager’s   investment   decision  with  respect  to
convertible  securities  than  in  the  case  of  non-convertible   fixed-income
securities.  Convertible  debt  securities  are subject to the credit  risks and interest rate risks described above in “Debt Securities.”

     To  determine  whether   convertible   securities  should  be  regarded  as
“equity equivalents,” the Manager may examine the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged  for a fixed  number  of shares of  common  stock of the  issuer,  (2)
whether the issuer of the  convertible  securities has restated its earnings per share of  common  stock on a fully  diluted  basis  (considering  the  effect of conversion  of the  convertible  securities),  and (3) the  extent  to which the convertible security may be a defensive “equity substitute,” providing the ability to participate in any appreciation in the price of the issuer’s common stock.

     |X| Borrowing  for Leverage.  The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative  technique is known as  “leverage.”  Currently,  under the
Investment  Company Act, absent exemptive  relief, a mutual fund may borrow only from banks and the maximum  amount it may borrow is up to one-third of its total assets  (including the amount  borrowed) less all liabilities  and  indebtedness other than borrowing.  The fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not  extended or renewed.  If the value of the  Fund’s  assets fails to meet the 300% asset  coverage  requirement,  the Fund will  reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on its  borrowings,  and that  interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  the  Fund’s  net asset value per share might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

     |X| Loans of  Portfolio  Securities.  To raise cash for income or liquidity purposes,  the Fund can lend its portfolio  securities  to brokers,  dealers and other  types of  financial  institutions  approved by the  Fund’s  Board of
Trustees.

     These  loans  are  limited  to  not  more  than  25% of  the  value  of the
Fund’s total assets.  The Fund currently does not intend to engage in loans of  securities,  but if it does so, such loans will not likely  exceed 5% of the
Fund’s total assets.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder’s, custodian and administrative fees in connection with these loans.
The terms of the Fund’s loans must meet applicable tests under the Internal
Revenue Code and must permit the Fund to  reacquire  loaned  securities  on five days’ notice or in time to vote on any important matter.

     |X| Money Market  Instruments.  The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund can invest
in. Money market securities are  high-quality,  short-term debt instruments that may be issued by the U.S.  government,  corporations,  banks or other  entities.
They may have fixed, variable or floating interest rates.

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, described above.

     o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers’ acceptances. They must be:

     o obligations  issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or o obligations of a foreign bank with total assets of at least U.S. $1 billion.

     “Banks”  include commercial banks,  savings banks and savings and loan  associations,  which  may or may not be  members  of the  Federal  Deposit
Insurance Corporation.

     o Commercial  Paper. The Fund can invest in commercial paper if it is rated within the top three  rating  categories  of S&P and  Moody’s  or other rating organizations.

     If the paper is not rated,  it may be purchased  if the Manager  determines that  it is  comparable  to  rated  commercial  paper  in the top  three  rating categories of national rating organizations.

     The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

     o Variable  Amount Master  Demand Notes.  Master demand notes are corporate obligations  that permit the  investment of  fluctuating  amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower.  They permit daily changes in the amounts  borrowed.  The Fund has the right to increase  the amount  under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest, at any time.  Accordingly,  the Fund’s right to redeem such notes is dependent  upon the ability of the borrower to pay  principal and interest on demand.

     The Fund has no  limitations  on the type of issuer  from whom these  notes will be purchased.  However, in connection with such purchases and on an ongoing basis,  the  Manager  will  consider  the  earning  power,  cash  flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

     |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments  described below in this Statement of Additional
Information.   Segregated   accounts  will  be  maintained  for  all  derivative
transactions, as required by the Investment Company Act.

     Among   the   derivative   investments   the   Fund  can   invest   in  are
“index-linked” or “currency-linked”  notes. Principal and/or interest  payments  on  index-linked  notes  depend  on  the  performance  of an underlying  index.  Currency-indexed  securities  are  typically  short-term  or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign  currencies or an index. In some cases, these securities may pay an amount at  maturity  based on a multiple  of the  amount of the  relative currency  movements.  This  type of index  security  offers  the  potential  for increased  income or  principal  payments  but at a greater  risk of loss than a typical debt security of the same maturity and credit quality.

     Other   derivative   investments  the  Fund  can  use  include   “debt
exchangeable for common  stock”  of an issuer or  “equity-linked  debt securities”  of an issuer. At maturity,  the debt security is exchanged for common  stock of the issuer or it is payable in an amount  based on the price of the  issuer’s  common  stock at the  time of  maturity.  Both  alternatives present  a risk  that the  amount  payable  at  maturity  will be less  than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the Manager expected.

     o Credit  Derivatives.  The Fund may enter into credit default swaps,  both directly  (“unfunded  swaps”)  and  indirectly  in the  form of a swap embedded within a structured note (“funded swaps”), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security,  or on a basket of securities.  The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.
The Fund may take a short  position  in the credit  default  swap (also known as
“buying credit protection”), or may take a long position in the credit default swap note (also known as “selling credit protection”).

     The  Fund  would  take a short  position  in a  credit  default  swap  (the
“unfunded  swap”)  against  a  long  portfolio  position  to  decrease exposure to specific  high yield  issuers.  If the short credit  default swap is against a corporate issue, the Fund must own that corporate issue.  However,  if the short  credit  default  swap is  against  sovereign  debt,  the Fund may own either:  (i) the reference  obligation,  (ii) any sovereign debt of that foreign country,  or (iii) sovereign debt of any country that the Manager  determines is closely correlated as an inexact bona fide hedge.

     If the Fund takes a short  position in the credit default swap, if there is a credit  event  (including  bankruptcy,  failure  to  timely  pay  interest  or principal,  or a  restructuring),  the Fund will deliver the defaulted bonds and the swap  counterparty  will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the  swap is on a basket  of  securities,  the  notional  amount  of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

     Taking a long  position in the credit  default swap note (i.e.,  purchasing the “funded swap”) would increase the Fund’s exposure to specific high yield corporate  issuers.  The goal would be to increase  liquidity in that market  sector via the swap note and its  associated  increase  in the number of trading  instruments,  the  number and type of market  participants,  and market capitalization.

     If the Fund takes a long position in the credit default swap note, if there is a credit  event  the Fund  will pay the par  amount of the bonds and the swap counterparty  will deliver the bonds.  If the swap is on a basket of securities, the  notional  amount of the swap is reduced by the par amount of the  defaulted bond, and the fixed payments are then made on the reduced notional amount.

     The  Fund  will  invest  no  more  than  25  %  of  its  total   assets  in
“unfunded” credit default swaps.

     The Fund will limit its  investments in  “funded”  credit default swap notes to no more than 10% of its total assets.

     Other risks of credit  default  swaps include the cost of paying for credit protection if there are no credit events,  pricing  transparency  when assessing the cost of a credit default swap,  counterparty  risk, and the need to fund the delivery  obligation  (either cash or the defaulted bonds,  depending on whether the Fund is long or short the swap, respectively).

     |X|  Hedging.  The  Fund can use  hedging  instruments  although  it is not obligated to use them in seeking its  objective.  To attempt to protect  against declines in the market value of the Fund’s portfolio, to permit the Fund to retain  unrealized  gains  in the  value  of  portfolio  securities  which  have appreciated,  or to facilitate  selling securities for investment  reasons,  the
Fund could: o sell futures contracts, o buy puts on futures or on securities, or
o write covered  calls on securities or futures.  Covered calls may also be used to increase the  Fund’s  income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing  particular  securities.  In that case, the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included  in a rise in  value of the  market.  To do so the  Fund  could:  o buy futures, or o buy calls on futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted to use them in the Manager’s  discretion, as described below. The
Fund’s  strategy of hedging  with  futures  and options on futures  will be incidental to the  Fund’s  activities in the  underlying  cash market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if
those  investment  methods  are  consistent  with  the  Fund’s   investment
objective and are permissible under applicable regulations governing the Fund.

     o Futures.  The Fund can buy and sell futures  contracts that relate to (1)
broadly-based  bond  or  other  security  indices  (these  are  referred  to  as
“financial  futures”),  (2) commodity contracts (these are referred to as “commodity futures”), (3) debt securities (these are referred to as
“interest rate  futures”),  (4) foreign currencies (these are referred to as “forward  contracts”),  (5) individual stock (these are referred to as “single stock futures”) and (6) bond indices (these are referred to as “bond index futures”).

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases,  these  futures may be based on stocks of issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the  securities  included  in the index  and its value  fluctuates  in response to the  changes in value of the  underlying  securities.  A stock index cannot be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that comprise the index.
These contracts obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

     Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

     The Fund can invest a portion of its assets in commodity futures contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
“futures broker”).  Initial margin payments will be deposited with the
Fund’s custodian bank in an account registered in the futures broker’s name.  However,  the futures  broker can gain access to that  account only under specified  conditions.  As the future is marked to market (that is, its value on the  Fund’s  books is  changed)  to reflect  changes  in its market  value, subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures transactions,  except forward contracts, are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  (“puts”) and call options  (“calls”).  The Fund can buy  and  sell  exchange-traded  and  over-the-counter  put  and  call  options, including  index options,  securities  options,  currency  options,  commodities options, and options on the other types of futures described above.

     o Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for calls on futures  and  indices,  the call may be covered by  segregating  liquid assets to enable the Fund to satisfy its  obligations  if the call is exercised.
Up to 50% of the  Fund’s  total  assets  may be  subject  to calls the Fund writes.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case the Fund would keep the cash premium.

     The Fund’s  custodian bank, or a securities  depository acting for the custodian bank, will act as the Fund’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”),  as to the investments on which the Fund has written  calls traded on exchanges or as to other  acceptable
escrow   securities.   In  that  way,  no  margin  will  be  required  for  such
transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter  (“OTC”) option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is “in the money”). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a “closing  purchase  transaction.”  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the Fund must  cover the call by  identifying  on it books an  equivalent  dollar  amount of liquid  assets.  The Fund will  identify additional  liquid  assets  on its  books to cover  the call if the value of the identified  assets drops below 100% of the current value of the future.  Because of this asset coverage  requirement,  in no circumstances  would the Fund’s receipt of an exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would  simply put the Fund in a short  futures  position, which is permitted by the Fund’s hedging policies.

     o  Writing  Put  Options.  The Fund can sell  put  options  on  securities, broadly-based  securities indices,  foreign currencies and futures. A put option on  securities  gives  the  purchaser  the  right to sell,  and the  writer  the obligation to buy, the  underlying  investment at the exercise  price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the  Fund’s net assets would be required to be segregated to cover such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund’s  books. The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying investment from  the  buyer  of the put at the  exercise  price,  even if the  value of the investment falls below the exercise price.

     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying investment  at the exercise  price.  That price will  usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying  securities.
The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Fund’s  obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold.  That notice  will  require  the Fund to take  delivery of the  underlying security and pay the exercise price. The Fund has no control over when it may be required  to  purchase  the  underlying  security,  since it may be  assigned an exercise  notice at any time prior to the  termination  of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also  terminate  if, before it receives an exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.
Once the Fund has been assigned an exercise  notice,  it cannot effect a closing purchase transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     o Purchasing  Calls and Puts.  The Fund can purchase  calls on  securities, broadly-based  securities indices,  foreign currencies and futures. It may do so to protect  against the  possibility  that the  Fund’s  portfolio  will not participate in an anticipated rise in the securities market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium.  The
Fund  then has the  right to buy the  underlying  investment  from a seller of a corresponding  call on the same  investment  during  the call  period at a fixed exercise price.

     The Fund  benefits  only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its expiration date.  In that case the Fund will  have paid the  premium  but lost the right to purchase the underlying investment.

     The Fund  can buy puts on  securities,  broadly-based  securities  indices,
foreign  currencies  and  futures,   whether  or  not  it  owns  the  underlying
investment.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

     Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the  Fund’s total assets.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.

     The Fund could use these calls and puts to try to protect against  declines in the dollar value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then
have  incurred  option  premium   payments  and  transaction   costs  without  a
corresponding benefit.

     A call the Fund writes on a foreign currency is “covered”  if the
Fund owns the underlying foreign currency covered by the call or has an absolute and immediate  right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging”  strategy. In those circumstances,  the Fund covers the option by identifying liquid assets on its books having a value equal to its obligation under the option.

     o Risks of Hedging with Options and Futures. The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the  Fund’s  return.  The Fund could also experience  losses if the prices of its futures and options positions were not correlated with its other investments.

     The Fund’s  option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund’s control,  holding a put might cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in the  Fund’s net asset value being more sensitive to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call price. It will not be able to realize any additional appreciation in excess of the covered  call price if the  investment  has  increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the  value  of the  Fund’s  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly  with the behavior of the cash prices of the Fund’s  securities.  For example, it is possible that while the Fund has used hedging  instruments  in a short hedge, the market might advance and the value of the securities held in the Fund’s portfolio  might  decline.  If that  occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified  portfolio of securities will tend to move in the  same  direction  as the  indices  upon  which  the  hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund’s  portfolio  diverges from the securities  included in the applicable index. To compensate for the imperfect  correlation of movements in the price of the portfolio  securities being hedged and movements in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to “lock  in”  the U.S. dollar price of a  security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect against  possible losses from changes in the relative values
of  the  U.S.   dollar   and  a  foreign   currency.   The  Fund  may  also  use
“cross-hedging”  where the Fund hedges  against  changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign currency, the Fund might desire to “lock-in” the
U.S. dollar price of the security or the U.S. dollar  equivalent of the dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  “transaction  hedge.”  The  transaction  hedge  will protect the Fund against a loss from an adverse change in the currency  exchange rates  during the period  between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio positions.  This is called a “position  hedge.”  When the
Fund believes that foreign  currency might suffer a substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund’s portfolio  securities  denominated  in that  foreign  currency.  When  the  Fund believes  that the U.S.  dollar might  suffer a  substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that  foreign currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S. dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant  to its  forward  contract  will fall  whenever  there is a decline in the U.S. dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a “cross hedge.”

     The Fund will cover its short  positions in these cases by  identifying  to its custodian  bank assets  having a value equal to the aggregate  amount of the
Fund’s  commitment  under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a  net  exposure  to  such  contracts  if  the consummation  of the contracts  would  obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s  portfolio securities or other assets  denominated  in that  currency or another  currency that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund’s   portfolio  securities  or  other  assets  denominated  in  foreign currencies  if the excess  amount is  “covered”  by liquid  securities denominated  in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the
Fund to sell the  amount of  foreign  currency  subject  to a  forward  purchase contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign currency on the  “spot”  (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund  might have to sell on the spot  market  some of the foreign  currency  received  upon  the  sale  of the  security.  There  will  be additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts in this manner might reduce the  Fund’s  performance if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest rate swap, the Fund and another party exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate  payments.  The Fund can enter into swaps only on securities  that it owns.
The Fund will not enter into  swaps  with  respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets (such as cash or
U.S.  government  securities) to cover any amounts it could owe under swaps that exceed the amounts it is  entitled  to  receive,  and it will adjust that amount daily, as needed.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the  Fund  under a swap  agreement  will be  greater  than  the  payments  it received.  Credit risk arises from the possibility  that the  counterparty  will default. If the counterparty  defaults, the Fund’s loss will consist of the net amount of contractual  interest payments that the Fund has not yet received.
The  Manager  will  monitor  the   creditworthiness  of  counterparties  to  the
Fund’s interest rate swap transactions on an ongoing basis.

     The Fund can  enter  into swap  transactions  with  certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral  agreement.  If amounts are payable on a  particular  date in the same currency in respect of one or more swap transactions, the amount payable on that date in that  currency  shall be the net amount.  In  addition,  the master netting  agreement  may provide that if one party  defaults  generally or on one swap,  the  counterparty  may terminate all of the swaps with that party.  Under these  agreements,  if a default results in a loss to one party,  the measure of that  party’s  damages is  calculated by reference to the average cost of a replacement  swap for each swap. It is measured by the  mark-to-market  value at the time of the  termination of each swap. The gains and losses on all swaps are then  netted,  and  the  result  is the  counterparty’s  gain  or  loss  on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as “aggregation.”

     o Swaption  Transactions.  The Fund may enter into a swaption  transaction, which is a  contract  that  grants  the  holder,  in return  for  payment of the purchase price (the  “premium”)  of the option, the right, but not the obligation,  to enter  into an  interest  rate  swap at a preset  rate  within a specified  period of time,  with the writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable  changes in the preset rate on the underlying  interest rate swap.  Unrealized  gains/losses  on swaptions are reflected in investment  assets and investment  liabilities in the
Fund’s statement of financial condition.

     o  Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
Trading Commission (the  “CFTC”)  recently  eliminated  limitations on futures trading by certain regulated  entities including  registered  investment companies  and  consequently  registered  investment  companies  may  engage  in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion  from  registration  as a commodity  pool  operator  under the
Commodity Exchange Act  (“CEA”).  The Fund may use futures and options for  hedging  and  non-hedging  purposes  to  the  extent  consistent  with  its investment  objective,  internal  risk  management  guidelines  adopted  by  the
Fund’s  investment  advisor (as they may be amended from time to time), and as  otherwise  set forth in the  Fund’s  prospectus  or this  statement  of additional information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the  same  advisor  as the  Fund  (or an  advisor  that is an  affiliate  of the
Fund’s  advisor).  The  exchanges  also impose  position  limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of  the  staff  of  the  SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund purchases a future,  it must  identify  liquid  assets on its books in an amount  equal to the  purchase price of the future,  less the margin deposit applicable to it. o Tax Aspects of
Certain Hedging  Instruments.  Certain foreign  currency  exchange  contracts in which the Fund may invest  are  treated as  “Section  1256  contracts”
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under  the  Code.  However,  foreign  currency  gains or losses arising from Section 1256  contracts  that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each taxable year are  “marked-to-market,”  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain   forward   contracts   the  Fund   enters   into  may   result  in
“straddles”  for federal  income tax purposes.  The straddle rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle  is allowed  only to the extent  that the loss  exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities,  and (2) gains or losses  attributable  to  fluctuations  in the  value of a  foreign  currency between the date of  acquisition  of a debt  security  denominated  in a foreign currency or foreign currency forward contracts and the date of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each trade before determining a net “Section  988”  gain or loss under the  Internal  Revenue  Code for that trade,  which may increase or decrease the amount of the Fund’s  investment  income  available for distribution to its shareholders.

     |X| Portfolio Turnover.  “Portfolio turnover”  describes the rate at which the Fund traded its portfolio  securities  during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund’s portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio  turnover rate of more than 100% annually.

     Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.  Additionally, the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

     |X|  Temporary  Defensive and Interim  Investments.  In times of adverse or unstable  market,  economic or political  conditions,  the Fund can invest up to
100% of its assets in temporary defensive investments that are inconsistent with the Fund’s principal investment strategies.  Generally,  they would be cash equivalents (such as commercial  paper),  money market  instruments,  short-term debt securities,  U.S. Government  securities,  or repurchase  agreements.  They could include other  investment-grade debt securities.  The Fund might also hold these types of  securities  pending the  investment of proceeds from the sale of
Fund shares or portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Other Investment Restrictions

     |X| What Are  “Fundamental  Policies?”  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be
changed  only  by  the  vote  of  a  “majority”   of  the  Fund’s
outstanding   voting   securities.   Under  the   Investment   Company   Act,  a
“majority”  vote is defined  as the vote of the  holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are  present  or  represented  by proxy,  or o more than 50% of the  outstanding shares.

     The  Fund’s  investment  objective  is  a  fundamental  policy.  Other policies described in the Prospectus or this Statement of Additional Information are “fundamental” only if they are identified as such. The Fund’s
Board of  Trustees  can  change  non-fundamental  policies  without  shareholder approval. However,  significant changes to investment policies will be described in  supplements  or updates to the  Prospectus  or this  Statement of Additional
Information,  as  appropriate.   The  Fund’s  most  significant  investment
policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot buy securities or other instruments  issued or guaranteed by any one  issuer if more  than 5% of its total  assets  would be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer’s  voting securities.  This limitation applies to 75% of the Fund’s  total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o The Fund  cannot  make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund may not borrow money,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The  Fund  cannot  invest  25% or more  of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S. government or its agencies and instrumentalities.

     o The Fund cannot buy or sell real estate.  However,  the Fund can purchase and sell  securities  issued or secured by  companies  that invest in or deal in real estate or interests in real estate.

     o The Fund cannot buy or sell commodities or commodity contracts.  However, the Fund can buy and sell derivative  instruments and other hedging instruments, such as futures contracts, options, swaps, and forward contracts.

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Fund cannot issue  “senior  securities,”  but this does not prohibit  certain  investment  activities  for  which  assets  of the  Fund  are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund  makes an  investment  (except  in the case of  borrowing  and investments in illiquid  securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     For purposes of the Fund’s  policy not to concentrate its investments, the Fund has adopted  the  industry  classifications  set forth in Appendix B to this Statement of Additional Information. That is not a fundamental policy.

     The Fund cannot  invest in the  securities of other  registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act.

     The Fund currently has no intention of investing in commodity contracts. If the  Fund’s  intention  changes,  the  Prospectus  and  this  Statement  of
Additional Information will be revised accordingly.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees,  officers and/or directors of the Manager Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could  negatively  affect the  Fund’s  investment  program or enable third parties to use that  information in a manner that is harmful to the
Fund.

     o Public Disclosure.  The Fund’s  portfolio holdings are made publicly available  no later  than 60 days  after  the  close of each of the  Fund’s fiscal  quarters in semi-annual  and annual reports to  shareholders,  or in its
Statements of Investments on Form N-Q, which are publicly  available at the SEC.
In   addition,   the   top   10   or   more   holdings   are   posted   on   the
OppenheimerFunds’  website at  www.oppenheimerfunds.com  in the  “Fund
Profiles”   section.   Other  general  information  about  the  Fund’s
portfolio  investments,  such as portfolio composition by asset class, industry, country,  currency,  credit rating or maturity, may also be posted with a 15-day lag.

     Until  publicly   disclosed,   the  Fund’s   portfolio   holdings  are
proprietary, confidential business information. While recognizing the importance
of  providing  Fund   shareholders  with  information  about  their  Fund’s
investments and providing portfolio information to a variety of third parties to assist with the management,  distribution and administrative  process,  the need for  transparency  must be balanced against the risk that third parties who gain access to the Fund’s  portfolio  holdings  information could attempt to use that  information to trade ahead of or against the Fund,  which could negatively affect the prices the Fund is able to obtain in  portfolio  transactions  or the availability  of the  securities  that  portfolio  managers  are  trading on the
Fund’s behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person of the Manager) in  connection  with the  disclosure  of the  Fund’s non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements  approved  by  the  Fund’s  Board  shall  not  be  deemed  to be
“compensation” or “consideration”  for these purposes. It is a violation of the Code of Ethics for any covered person to release  holdings in contravention of portfolio holdings  disclosure  policies and procedures adopted by the Fund.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund’s  complete  portfolio holdings may be disclosed no sooner than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund’s  complete portfolio holdings have not been disclosed publicly,  they may be disclosed  pursuant to special requests for legitimate  business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio  holdings,  explaining the business  reason for the request;  o Senior officers (a Senior Vice President or above) in the Manager’s  Portfolio and
Legal  departments  must  approve  the  completed  request  for  release of Fund portfolio holdings; and o The third-party recipient must sign the Manager’s portfolio holdings non-disclosure  agreement before receiving the data, agreeing to keep  information  that is not publicly  available  regarding the Fund’s holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund’s  complete  portfolio  holdings positions may be released to the  following  categories  of  entities  or  individuals  on an ongoing  basis, provided  that such entity or  individual  either (1) has signed an agreement to keep  such  information  confidential  and  not  trade  on  the  basis  of  such information  or (2) is  subject  to  fiduciary  obligations,  as a member of the
Fund’s  Board,  or as an employee,  officer and/or director of the Manager,
Distributor,  or Transfer  Agent,  or their  respective  legal  counsel,  not to
disclose  such  information   except  in  conformity  with  these  policies  and
procedures  and not to trade for his/her  personal  account on the basis of such information:

     o Employees of the Fund’s Manager,  Distributor and Transfer Agent who
need to have access to such  information  (as  determined by senior  officers of such entity),  o The Fund’s  certified  public  accountants and independent registered  public  accounting firm, o Members of the Fund’s  Board and the
Board’s legal counsel,  o The Fund’s  custodian bank, o A proxy voting service  designated by the Fund and its Board,  o  Rating/ranking  organizations
(such as Lipper and  Morningstar),  o Portfolio pricing services retained by the
Manager to provide  portfolio  security  prices,  and o Dealers,  to obtain bids
(price  quotations  if  securities  are not  priced by the  Fund’s  regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding  the  Fund’s  portfolio,  provided  that  there  is a  legitimate investment  reason for providing the information to the broker,  dealer or other entity.  Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day  delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate  the provision of requested  investment  information  to the manager to  facilitate a particular  trade or the  portfolio  manager’s  investment  process for the
Fund.  Any  third  party  receiving  such   information   must  first  sign  the
Manager’s portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and  (2) by the  members  of  the  Manager’s  Security
Valuation Group and Accounting  Departments in connection with portfolio pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and  sales) o Brokers  and  dealers to obtain  bids or bid and asked  prices (if securities  held by the Fund are not priced by the  fund’s  regular pricing services) o Dealers to obtain price  quotations where the fund is not identified as the owner

     Portfolio  holdings  information  (which  may  include  information  on the
Fund’s entire portfolio or individual  securities  therein) may be provided by senior  officers  of the  Manager  or  attorneys  on the  legal  staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks  recovery for losses on a security) or a defendant,  o Response to  regulatory  requests  for  information  (the  SEC,  NASD,  state  securities regulators, and/or foreign securities authorities,  including without limitation requests for information in inspections or for position reporting  purposes),  o
To  potential   sub-advisers   of   portfolios   (pursuant  to   confidentiality
agreements), o To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements), o Investment bankers in  connection  with merger  discussions  (pursuant  to  confidentiality agreements)

     Portfolio managers and analysts may, subject to the Manager’s policies on communications with the press and other media, discuss portfolio  information in interviews with members of the media, or in due diligence or similar meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund’s  shareholders may, under unusual  circumstances  (such as a lack of liquidity in the  Fund’s  portfolio to meet  redemptions),  receive redemption  proceeds of their Fund shares paid as pro rata shares of  securities held in the  Fund’s  portfolio.  In such  circumstances,  disclosure of the
Fund’s portfolio holdings may be made to such shareholders.

     The Chief Compliance Officer of the Fund and the Manager,  Distributor, and
Transfer  Agent  (the  “CCO”)  shall  oversee  the  compliance  by the
Manager,  Distributor,  Transfer Agent,  and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund’s Board on such  compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio  holdings of the Funds has been made during the preceding  year  pursuant  to  these  policies.  The  CCO  shall  report  to the
Fund’s Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available information about the Fund’s  portfolio holdings.  One or more of the Oppenheimer  funds may currently  disclose  portfolio  holdings  information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

                                                73

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was organized as a Massachusetts  business trust in November
2002.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and  Class  N.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares  are  freely  transferable,  and  each  share  of  each  class  has  one  vote  at shareholder meetings,  with fractional shares voting  proportionally,  on matters submitted to the vote of  shareholders.  Each share of the Fund represents an interest in the Fund  proportionately equal to the interest of each other share of the same class.

|X|      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the
  Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund’s Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund’s shareholder list available to the applicants or mail their communication to all other shareholders at the applicants’ expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund’s outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder and Trustee Liability. The Fund’s Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund’s obligations. It also provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
“partner” under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a “partner” of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund’s contractual arrangements state that any person doing business with the Fund
(and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Audit Committee. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee comprised solely of Independent Trustees.
The members of the Audit Committee are Joseph M. Wikler (Chairman) and Peter I. Wold. The Audit
Committee held four meetings during the fiscal year ended April 30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund’s independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged; (ii)
reviewing reports from the Fund’s independent registered public accounting firm regarding the
Fund’s internal accounting procedures and controls; (iii) reviewing reports from the Manager’s
Internal Audit Department; (iv) maintaining a separate line of communication between the Fund’s independent registered public accounting firm and its Independent Trustees; (v) reviewing the independence of the Fund’s independent registered public accounting firm; (vi) pre-approving the provision of any audit and non-audit services (including tax services) that are not prohibited by the Sarbanes-Oxley Act by the Fund’s independent registered public accounting firm for the
Fund, the Manager and certain affiliates of the Manager; and (vii) exercising all other functions outlined in the Audit Committee Charter.

         The Audit Committee’s functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the
Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals for the Audit Committee’s consideration by mailing such information, accompanied by complete and properly supported resumes, to the Audit Committee in care of the Fund. The Audit Committee may consider such persons at such time as it meets to consider possible nominees. The Audit
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an
“Independent Trustee” under the Investment Company Act. In addition to being a trustee or director of the Fund, Mr. Wikler and Mr. Wold are also directors or trustees of 38 other portfolios in the OppenheimerFunds complex and Mr. Murphy is also a director or trustee of 76 other portfolios in the OppenheimerFunds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Bomfim, Caan, Gillespie, Gord, Manioudakis, Moon, Murphy, Petersen, Vandehey,
Vottiero, Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more other funds in the Oppenheimer complex. As of October 31, 2005 the
Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, neither of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager or the Distributor of the Fund or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during the past five years are listed in the charts below. The information for each Trustee also includes the dollar range of shares beneficially owned in the Fund and the aggregate dollar range of shares beneficially owned in all funds in the Oppenheimer family of funds that are overseen by the Trustee (“Supervised Funds”). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

         -------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
         -------------------------------------------------------------------------------------------------------------------
         -------------------- --------------------------------------------------------- ----------------- ------------------
         Name, Position(s)    Principal Occupation(s) During the Past 5 Years; Other    Dollar Range of   Aggregate Dollar
                                                                                             Shares        Range Of Shares
         Held with the                                                                    Beneficially      Beneficially
         Fund, Length of      Trusteeships/Directorships Held; Number of Portfolios         Owned in          Owned in
         Service, Age         in the Fund Complex Currently Overseen                        the Fund      Supervised Funds
         -------------------- --------------------------------------------------------- ----------------- ------------------
         -------------------- --------------------------------------------------------- ------------------------------------
                                                                                              As of December 31, 2004
         -------------------- --------------------------------------------------------- ------------------------------------
         -------------------- --------------------------------------------------------- ----------------- ------------------
         Joseph M. Wikler,             Director of the following medical device         None              $50,001-$100,000
         Trustee since 2002   companies: Medintec (since 1992) and Cathco (since
         Age: 64              1996); Director of Lakes Environmental Association
                              (since 1996); Member of the Investment Committee of the
                              Associated Jewish Charities of Baltimore (since 1994);
                              Director of Fortis/Hartford mutual funds (1994-December
                              2001). Oversees 39 portfolios in the OppenheimerFunds
                              complex.
         -------------------- --------------------------------------------------------- ----------------- ------------------
         -------------------- --------------------------------------------------------- ----------------- ------------------
         Peter I. Wold,                President of Wold Oil Properties, Inc. (oil      $50,000-$100,000  Over $100,000
         Trustee since 2002   and gas exploration and production company) (since
         Age: 57              1994); Vice President, Secretary and Treasurer of Wold
                              Trona Company, Inc. (soda ash processing and
                              production) (since 1996); Vice President of Wold Talc
                              Company, Inc. (talc mining) (since 1999); Managing
                              Member of Hole-in-the-Wall Ranch (cattle ranching)
                              (since 1979); Director and Chairman of the Denver
                              Branch of the Federal Reserve Bank of Kansas City
                              (1993-1999); and Director of PacifiCorp. (electric
                              utility) (1995-1999). Oversees 39 portfolios in the
                              OppenheimerFunds complex.
         -------------------- --------------------------------------------------------- ----------------- ------------------

         The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term and as an officer for an annual term, or until his resignation, retirement, death or removal.
Mr. Murphy is an “Interested Trustee” because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund.

                    -------------------------------------------------------------------------------------------------------------------
                                                              Interested Trustee and Officer
                    -------------------------------------------------------------------------------------------------------------------
                    ------------------ ---------------------------------------------------------- ----------------- -------------------
                    Name,              Principal Occupation(s) During the Past 5 Years; Other     Dollar Range of    Aggregate Dollar
                    Position(s) Held                                                                   Shares        Range Of Shares
                    with Fund,                                                                      Beneficially       Beneficially
                    Length of          Trusteeships/Directorships Held; Number of Portfolios in     Owned in the         Owned in
                    Service, Age       the Fund Complex Currently Overseen                              Fund         Supervised Funds
                    ------------------ ---------------------------------------------------------- ----------------- -------------------
                    ------------------ ---------------------------------------------------------- -------------------------------------
                                                                                                        As of December 31, 2004
                    ------------------ ---------------------------------------------------------- -------------------------------------
                    ------------------ ---------------------------------------------------------- ----------------- -------------------
                    John V. Murphy,    Chairman, Chief Executive Officer and Director (since      None              Over $100,000
                    President since    June 2001) and President (since September 2000) of the
                    2004 and Trustee   Manager; President and Director or Trustee of other
                    2002               Oppenheimer funds; President and Director of Oppenheimer
                    Age: 56            Acquisition Corp. (“OAC”) (the Manager’s parent holding
                                       company) and of Oppenheimer Partnership Holdings, Inc.
                                       (holding company subsidiary of the Manager) (since July
                                       2001); Director of OppenheimerFunds Distributor, Inc.
                                       (subsidiary of the Manager) (since November 2001);
                                       Chairman and Director of Shareholder Services, Inc. and
                                       of Shareholder Financial Services, Inc. (transfer agent
                                       subsidiaries of the Manager) (since July 2001);
                                       President and Director of OppenheimerFunds Legacy
                                       Program (charitable trust program established by the
                                       Manager) (since July 2001); Director of the following
                                       investment advisory subsidiaries of the Manager: OFI
                                       Institutional Asset Management, Inc., Centennial Asset
                                       Management Corporation, Trinity Investment Management
                                       Corporation and Tremont Capital Management, Inc. (since
                                       November 2001), HarbourView Asset Management Corporation
                                       and OFI Private Investments, Inc. (since July 2001);
                                       President (since November 1, 2001) and Director (since
                                       July 2001) of Oppenheimer Real Asset Management, Inc.;
                                       Executive Vice President of Massachusetts Mutual Life
                                       Insurance Company (OAC’s parent company) (since February
                                       1997); Director of DLB Acquisition Corporation (holding
                                       company parent of Babson Capital Management LLC) (since
                                       June 1995); Member of the Investment Company Institute’s
                                       Board of Governors (since October 3, 2003); Chief
                                       Operating Officer of the Manager (September 2000-June
                                       2001); President and Trustee of MML Series Investment
                                       Fund and MassMutual Select Funds (open-end investment
                                       companies) (November 1999-November 2001); Director of
                                       C.M. Life Insurance Company (September 1999-August
                                       2000); President, Chief Executive Officer and Director
                                       of MML Bay State Life Insurance Company (September
                                       1999-August 2000); Director of Emerald Isle Bancorp and
                                       Hibernia Savings Bank (wholly-owned subsidiary of
                                       Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87
                                       portfolios as a Director or Trustee and officer in the
                                       OppenheimerFunds complex.
                    ------------------ ---------------------------------------------------------- ----------------- -------------------

         The addresses of the officers in the chart below are as follows: for Messrs. Bomfim,
Caan, Gillespie, Gord, Manioudakis, Moon and Zack and Ms. Bloomberg, Two World Financial Center,
225 Liberty Street, New York, New York 10281-1008, for Messrs. Petersen, Vandehey, Vottiero, and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

         ------------------------------------------------------------------------------------------------------------------
                                                    Other Officers of the Fund
         ------------------------------------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Name, Position(s) Held    Principal Occupation(s) During Past 5 Years
         with Fund, Length of
         Service, Age
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Antulio Bomfim,           Vice President of the Manager since October 2003. He is also a portfolio manager of 11
         Vice President and        other portfolios in the OppenheimerFunds complex. Mr. Bomfim was a Senior Economist at
         Portfolio Manager since   the Board of Governors of the Federal Reserve System from June 1992 to October 2003.
         2005
         Age: 38
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Geoffrey Caan,            Vice President and Portfolio Manager of the Manager since August 2003; he is also a
         Vice President and        portfolio manager of 11 other portfolios in the OppenheimerFunds complex. Formerly
         Portfolio Manager since   Vice President of ABN AMRO NA, Inc. (June 2002 – August 2003); Vice President of
         2005                      Zurich Scudder Investments (January 1999 – June 2002).
         Age: 36
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Benjamin J. Gord,         Vice President of the Manager (since April 2002), of HarbourView Asset Management
         Vice President and        Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as of
         Portfolio Manager since   June 2002); a portfolio manager of 11 other portfolios in the OppenheimerFunds
         2003                      complex. Formerly an executive director and senior fixed income analyst at Miller
         Age: 43                   Anderson & Sherrerd, a division of Morgan Stanley Investment Management (April
                                   1992-March 2002).
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Angelo Manioudakis,       Senior Vice President of the Manager (since April 2002), of HarbourView Asset
         Vice President and        Management Corporation (since April, 2002 and of OFI Institutional Asset Management,
         Portfolio Manager since   Inc. (since June 2002); an officer of 14 portfolios in the OppenheimerFunds complex.
         2003                      Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a
         Age: 39                   division of Morgan Stanley Investment Management (August 1993-April 2002).
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Charles Moon,             Vice President of the Manager (since April 2002, of HarbourView Asset Management
         Vice President and        Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since
         Portfolio Manager since   June 2002); a portfolio manager of 11 other portfolios in the OppenheimerFunds
         2003                      complex. Formerly executive director and portfolio manager at Miller Anderson &
         Age: 38                   Sherrerd, a division of Morgan Stanley Investment Management (June 1999-March 2002);
                                   Vice President of Citicorp Securities Inc. (June 1993-May 1999).
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Mark S. Vandehey,         Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
         Vice President and        Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
         Chief Compliance          Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President
         Officer since 2003        and Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
         Age: 55                   portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Brian W. Wixted,          Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
         Treasurer since 2004      the following: HarbourView Asset Management Corporation, Shareholder Financial
         Age: 46                   Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                   Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 87 portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Brian Petersen,           Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
         Assistant Treasurer       Accounting of the Manager (November 1998-July 2002). An officer of 87 portfolios in
         since 2003                the OppenheimerFunds complex.
         Age: 35
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Philip F. Vottiero,       Vice President/Fund Accounting of the Manager (since March 2002); Vice
         Assistant Treasurer       President/Corporate Accounting of the Manager (July 1999-March 2002); Chief Financial
         since 2003                Officer of Sovlink Corporation (April 1996-June 1999). An officer of 87 portfolios in
         Age: 42                   the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Robert G. Zack,           Executive Vice President (since January 2004) and General Counsel (since March 2002)
         Secretary since 2003      of the Manager; General Counsel and Director of the Distributor (since December 2001);
         Age: 57                   General Counsel of Centennial Asset Management Corporation (since December 2001);
                                   Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                   (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                   Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                   Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                   Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 87 portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Kathleen T. Ives,         Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
         Assistant Secretary       October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
         since 2004                (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
         Age: 40                   Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                   Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                   Assistant Counsel of the Manager (August 1994-October 2003). An officer of 87 portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Lisa I. Bloomberg,        Vice President and Associate Counsel of the Manager (since May 2004); First Vice
         Assistant Secretary       President (April 2001-April 2004), Associate General Counsel (December 2000-April
         since 2004                2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
         Age: 37                   (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 87 portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------
         ------------------------- ----------------------------------------------------------------------------------------
         Phillip S. Gillespie,     Senior Vice President and Deputy General Counsel of the Manager (since September
         Assistant Secretary       2004); Mr. Gillespie held the following positions at Merrill Lynch Investment
         since 2004                Management: First Vice President (2001-September 2004); Director (2000-September 2004)
         Age: 41                   and Vice President (1998-2000). An officer of 87 portfolios in the OppenheimerFunds complex.
         ------------------------- ----------------------------------------------------------------------------------------

         Remuneration of Trustees. The Trustees of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee, with respect to the
Fund’s fiscal year ended April 30, 2005. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2004.

--------------------------------- -------------------- ---------------------- --------------------------
Name and Other Fund Position(s)        Aggregate         Estimated Annual      Total Compensation From
                                   Compensation From       Benefits Upon
(as applicable)                       the Fund(1)          Retirement(2)      the Fund and Fund Complex
--------------------------------- -------------------- ---------------------- --------------------------
--------------------------------- -------------------- ---------------------- --------------------------
Ronald J. Abdow(3)                      $2,000                 None                  $81,833(4)
--------------------------------- -------------------- ---------------------- --------------------------
--------------------------------- -------------------- ---------------------- --------------------------
Eustis Walcott(3)                       $1,800                 None                    $18,500
--------------------------------- -------------------- ---------------------- --------------------------
--------------------------------- -------------------- ---------------------- --------------------------
Joseph M. Wikler                        $2,583                   -                     $23,000
Audit Committee Member
--------------------------------- -------------------- ---------------------- --------------------------
--------------------------------- -------------------- ---------------------- --------------------------
Peter I. Wold                           $2,333                   -                     $20,500
Governance Committee Member
--------------------------------- -------------------- ---------------------- --------------------------
1.        “Aggregate Compensation From the Fund” includes fees and deferred compensation, if any.
2.       “Estimated Annual Benefits Upon Retirement” represents retirement plan benefits from other funds in the OppenheimerFunds complex and is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible
     (after 7 years of service). The Fund has not adopted a retirement plan.
3.       Mr. Abdow and Mr. Walcott retired as Trustees of the Fund as of October 1, 2005.
4.       Includes $61,333 compensation paid to Mr. Abdow for serving as a trustee for two open-end investment companies (MassMutual Institutional Funds and MML Series Investment
     Fund) the investment adviser for which is the indirect parent company of the Fund’s Manager.
     The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a
     series of MassMutual Institutional Funds. In accordance with SEC regulations, for purposes of this section only, “Fund Complex” includes the Oppenheimer funds, MassMutual
     Institutional Funds and MML Series Investment Fund. The Manager does not consider MassMutual
     Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds’ “Fund
     Complex” as that term may be otherwise interpreted.

         |X|  Deferred Compensation Plan. The Board of Trustees has adopted a Deferred
Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees’ fees under the plan will not materially affect the Fund’s assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee’s deferred compensation account.

         Major Shareholders. As of October 31, 2005, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund’s outstanding shares were:

OppenheimerFunds Inc., c/o Tim Abbuhl, Bldg. 2, 6803 South Tucson Way, Centennial, Colorado
80112-3924, which owned 2,057,203.098 Class A shares or 49.66% of the Class A shares then outstanding.

RPSS TR Rollover IRA, FBO Lewis E Linville, P.O. Box 803, Smithville, Missouri 64089-0803,
which owned 29,941.389 Class N shares or 9.40% of the Class N shares then outstanding.

NFSC LLC FEBO, Reading INT Medicine Inc. PSP, Joseph B. Taylor M.D., 20 Pond Meadow Drive,
Suite 206, Reading, Massachusetts 01867, which owned 21,637.224 Class N shares or 6.79% of the Class N shares then outstanding.

RPSS TR, Craig Funeral Home, 401(k) Plan, Attn.: Cherre Kidd, P.O. Box 99, St. Augustine,
Florida 32084-0099, which owned 18,816.924 Class N shares or 5.90% of the Class N shares then outstanding.

RPSS TR Hilec LLC, 401(k) Plan, Attn: Donald Hubert, 11 Railroad Avenue, Arcade, New York
14009-1407, which owned 18,077.641 Class N shares or 5.67% of the Class N shares then outstanding.

MG Trust Cust, Trinity Furniture Inc., 401(k), 700 17th Street Suite 300, Denver, Colorado
80202-3531, which owned 17,909.269 Class N shares or 5.62% of the Class N shared then outstanding.

o        Control Persons. As of October 31 2005, the Manager beneficially owned 49.66% of the
Class A shares, which represent 35.718% of the outstanding voting securities of the Fund. In the event that any matter is submitted to a vote of the Fund’s shareholders, the Manager has undertaken to vote such securities of the Fund, and to cause any controlled companies to vote such securities of the Fund, in the same proportion as the shares of other Fund shareholders are voted on such matter. A withdrawal of the Manager’s investment could adversely affect the expense ratio for Class A shares and/or lead to an increase in the Fund’s portfolio turnover.
The Manager is organized in the State of Colorado.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund’s portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund’s registration statement filed with the
SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You
can obtain information about the hours of operation of the Public Reference Room by calling the
SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund’s registration statement on the SEC’s EDGAR database at the SEC’s Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington,
D.C. 20549-0102.

         Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and
Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. The Fund’s primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund’s Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the
Manager where a directly-controlled affiliate of the Manager manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund’s Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o        The Fund votes with the recommendation of the issuer’s management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        In general, the Fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options.
o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the
12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC’s website at www.sec.gov.

         The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund’s portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund’s portfolio. Other members of the Manager’s Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund’s portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------- ----------------------------------------------------------------------------
       Fiscal Year ended 4/30:                        Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
               2003(1)                                                    $24,656
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2004                                                    $185,574
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 2005                                                    $241,713
--------------------------------------- ----------------------------------------------------------------------------
     1 For the fiscal period from February 21, 2003 (commencement of operations) to April 30,
2003.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name “Oppenheimer” in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name “Oppenheimer” as part of its name.

 Portfolio Manager. The Fund’s portfolio is managed by a team of investment professionals comprised of Angelo Manioudakis, Benjamin J. Gord, Charles Moon, Geoffrey Caan and Antulio N.
Bomfim (each is referred to as a “portfolio manager” and collectively they are referred to as the “portfolio managers”) who are responsible for the day-to-day management of the Fund’s investments.

        Other Accounts Managed. In addition to managing the Portfolios’ investments, the portfolio managers also manage other investment portfolios and accounts. The following table provides information regarding the other portfolios and accounts managed by the portfolio managers as of April 30, 2005. No account has a performance-based advisory fee:

   -----------------------------------------------------------------------------------------------------------------
   Portfolio Manager         Registered   Total Assets   Other Pooled  Total Assets in     Other     Total Assets
                                         in Registered                   Other Pooled
                             Investment    Investment     Investment      Investment                   in Other
                             Companies     Companies       Vehicles        Vehicles      Accounts      Accounts
                              Managed       Managed*       Managed         Managed*       Managed      Managed*
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------
   Angelo Manioudakis            17        $12,011.7          6             $170.4           1           $39.1
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------
   Benjamin J. Gord              14        $11,446.9          6             $170.4           1           $39.1
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------
   Geoffrey Caan                 14        $11,446.9          6             $170.4           1           $39.1
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------
   Charles Moon                  14        $11,446.9          6             $170.4           1           $39.1
   -----------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------
   Antulio N. Bomfim             14        $11,446.9          6             $170.4           1           $39.1
   -----------------------------------------------------------------------------------------------------------------
     * In millions.

         As indicated above, each of the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the
Fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example the
Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of
Ethics may not always be adequate to do so. At various times, the Fund’s Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

          Compensation of the Portfolio Managers. The Fund’s Portfolio Managers are
employed and compensated by the Manager, not the Fund. Under the Manager’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts’
interests with the success of the funds and accounts and their shareholders. The Manager’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.
As of April 30, 2005, each Portfolio Managers’ compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager’s holding company parent. Senior portfolio managers may also be eligible to participate in the Manager’s deferred compensation plan.

         To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper – Intermediate Investment Grade Debt Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers’
compensation is not based on the total value of the Fund’s portfolio assets, although the Fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

          Ownership of Fund Shares. As of April 30, 2005, the Portfolio Managers did not
beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund.
The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund’s portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including “affiliated” brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the “best execution” of the Fund’s portfolio transactions. “Best execution” means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund’s shares by (1) directing to that broker or dealer any of the fund’s portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund’s portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of “step-out” transaction). In other words, a fund and its investment adviser cannot use the fund’s brokerage for the purpose of rewarding broker-dealers for selling the fund’s shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund’s Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the “best execution” considerations discussed above. Those procedures are designed to prevent: (1) the Manager’s personnel who effect the Fund’s portfolio transactions from taking into account a broker’s or dealer’s promotion or sales of the Fund shares when allocating the Fund’s portfolio transactions, and (2) the Fund, the Manager and the
Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund’s brokerage directly, or through a “step-out” arrangement, to any broker or dealer in consideration of that broker’s or dealer’s promotion or sale of the Fund’s shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager’s portfolio traders allocate brokerage based upon recommendations from the Manager’s portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager’s executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the
Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the
Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager’s other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i)
the trade is not from or for the broker’s own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund’s portfolio or are being considered for purchase.
The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager’s representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------- -----------------------------------------------------------------------------
       Fiscal Year Ended 4/30:                        Total Brokerage Commissions Paid by the Fund(1)
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
               2003(2)                                                     $1,033
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2004                                                      $5,493
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2005                                                    $7,485(3)
--------------------------------------- -----------------------------------------------------------------------------
1.       Amounts do not include  spreads or commissions on principal  transactions  on a net trade basis.
2.       For the fiscal period from February 21, 2003  (commencement  of  operations) to April 30,
        2003.
3.       In the fiscal year ended April 30, 2005, the amount of  transactions  directed to brokers
        for  research   services  was  $0  and  amount  of  the  commissions   paid  to
        broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor. Under its General Distributor’s Agreement with the Fund, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund’s three most recent fiscal years are shown in the tables below.

--------------- ----------------------- -----------------------
 Fiscal Year     Aggregate Front-End      Class A Front-End
                                            Sales Charges
 Ended 4/30:       Sales Charges on          Retained by
                    Class A Shares          Distributor(1)
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
   2003(2)             $22,204                  $9,189
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2004              $104,718                $35,933
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2005              $152,109                $58,309
--------------- ----------------------- -----------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.
2.       For the fiscal period from February 21, 2003 (commencement of operations) to April 30,
   2003.

--------------- ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year     Concessions on Class    Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 4/30:     A Shares Advanced by    B Shares Advanced by   Shares Advanced by       Shares Advanced by
                Distributor(1)          Distributor(1)         Distributor(1)           Distributor(1)
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
   2003(2)               $10                   $9,448                  $2,528                     $87
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2004              $18,313               $1,128,383               $151,970                  $34,972
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2005               $3,021                 $48,935                 $29,456                  $16,499
--------------- ----------------------- ---------------------- ------------------------ ------------------------
1.       The  Distributor  advances  concession  payments to dealers for certain  sales of Class A shares and for sales of Class B, Class C and Class N shares  from its own  resources  at the time of sale.
2.       For the fiscal period from February 21, 2003  (commencement  of  operations) to April 30,
   2003.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
Fiscal    Year    Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                    Deferred Sales          Deferred Sales                                    Deferred Sales
Ended 4/30:      Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                     Distributor             Distributor        Retained by Distributor        Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
2003(1)                   $0                      $0                       $0                       $0
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
2004                     $493                   $6,156                    $928                     $927
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
2005                      $0                   $15,271                   $1,143                   $1,551
--------------- ----------------------- ----------------------- ------------------------- -----------------------
1.       For the fiscal period from February 21, 2003 (commencement of operations) to April 30,
2003.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and
Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund’s shares. These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the
Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings. The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the
Fund for employees of the intermediaries or for hosting client seminars or meetings at which the
Fund is discussed. In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund’s Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a “majority”
(as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those
Trustees of the Fund who are not “interested persons” of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|      Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions
(they are referred to as “recipients”) for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on
Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The
Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001
(“grandfathered retirement accounts”), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended April 30, 2005 payments under the Class A plan totaled
$31,747, of which $575 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $3,200 paid to an affiliate of the
Distributor’s parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.
Each plan provides for the Distributor to be compensated at a flat rate, whether the
Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor’s agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and Class C expenses by
1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares,
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state “blue sky” registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund’s shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

----------------------------------------------------------------------------------------------------------------------
            Distribution and Service Fees Paid to the Distributor in the Fiscal Year Ended April 30, 2005
----------------------------------------------------------------------------------------------------------------------
------------------------ ------------------ --------------------- -------------------------- -------------------------
Class:                   Total Payments     Amount Retained by    Distributor’s Aggregate    Distributor’s
                                                                                             Unreimbursed Expenses
                                                                  Unreimbursed Expenses      as % of Net Assets of
                         Under Plan         Distributor           Under Plan                 Class
------------------------ ------------------ --------------------- -------------------------- -------------------------
------------------------ ------------------ --------------------- -------------------------- -------------------------
Class B Plan             $35,992            $29,302(1)            $106,487                   2.51%
------------------------ ------------------ --------------------- -------------------------- -------------------------
------------------------ ------------------ --------------------- -------------------------- -------------------------
Class C Plan             $46,234            $24,506(2)            $79,904                    1.18%
------------------------ ------------------ --------------------- -------------------------- -------------------------
------------------------ ------------------ --------------------- -------------------------- -------------------------
Class N Plan             $8,964             $5,800(3)             $59,930                    2.13%
------------------------ ------------------ --------------------- -------------------------- -------------------------
1.       Includes $277 paid to an affiliate of the Distributor’s parent company.
2.       Includes $728 paid to an affiliate of the Distributor’s parent company.
3.       Includes $71 paid to an affiliate of the Distributor’s parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include “cumulative total return,” “average annual total return,” “average annual total return at net asset value” and “total return at net asset value.”
An explanation of how total returns are calculated is set forth below. The charts below show the
Fund’s performance as of the Fund’s most recent fiscal year end. You can obtain current performance information by calling the Fund’s Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Fund’s illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund’s performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund’s performance information as a basis for comparison with other investments:
o        Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder’s account.
              Your account’s performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund’s performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund’s shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor’s shares are redeemed, they may be worth more or less than their original cost.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund’s investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|      Yields. The Fund uses a variety of different yields to illustrate its current returns.
Each class of shares calculates its yield separately because of the different expenses that affect each class.

o        Standardized Yield. The “standardized yield” (sometimes referred to just as “yield”) is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund’s portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

    Standardized Yield         = 2[(   a - b   +1)(6)     -1 ]
                                      --------
                                        cd

         The symbols above represent the following factors:
         a =   dividends and interest earned during the 30-day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c =   the  average  daily  number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
         d =   the maximum  offering  price per share of that class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.
Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund’s classes of shares will differ for any 30-day period.

o        Dividend Yield. The Fund may quote a “dividend yield” for each class of its shares.
Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

            Dividend Yield = dividends paid x 12/maximum offering price (payment date)

         The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges.
Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

---------------------------------------------------------------------------------------------------
                  The Fund’s Yields for the 30-Day Periods Ended April 30, 2005
---------------------------------------------------------------------------------------------------
----------------- --------------------------------------- -----------------------------------------
Class of Shares             Standardized Yield                         Dividend Yield
----------------- --------------------------------------- -----------------------------------------
----------------- ------------------- ------------------- --------------------- -------------------
                       Without              After               Without               After
                        Sales               Sales                Sales                Sales
                        Charge              Charge               Charge               Charge
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class A                 4.34%               4.13%                3.94%                3.76%
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class B                 3.48%                N/A                 3.08%                 N/A
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class C                 3.48%                N/A                 3.09%                 N/A
----------------- ------------------- ------------------- --------------------- -------------------
----------------- ------------------- ------------------- --------------------- -------------------
Class N                 3.98%                N/A                 3.59%                 N/A
----------------- ------------------- ------------------- --------------------- -------------------

         |X|  Total Return Information. There are different types of “total returns” to measure the Fund’s performance. Total return is the change in value of a hypothetical investment in the
Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.
Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of
4.75% (as a percentage of the offering price) is deducted from the initial investment (“P” in the formula below) (unless the return is shown without sales charge, as described below). For
Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods, as applicable.

o        Average Annual Total Return. The “average annual total return” of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P”
in the formula below) held for a number of years (“n” in the formula) to achieve an Ending
Redeemable Value (“ERV” in the formula) of that investment, according to the following formula:

ERV  l/n       - 1     = Average Annual Total Return
 P

o        Average Annual Total Return (After Taxes on Distributions). The “average annual total return (after taxes on distributions)” of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000
(“P” in the formula below) held for a number of years (“n” in the formula) to achieve an ending value (“ATVD” in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD  l/n        - 1   = Average Annual Total Return (After Taxes on Distributions)
 P

o        Average Annual Total Return (After Taxes on Distributions and Redemptions). The
“average annual total return (after taxes on distributions and redemptions)” of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 (“P” in the formula below) held for a number of years (“n” in the formula) to achieve an ending value (“ATVDR” in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR  l/n        - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
 P

o        Cumulative Total Return. The “cumulative total return” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return “at net asset value” (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------
                           The Fund’s Total Returns for the Periods Ended April 30, 2005
--------------------------------------------------------------------------------------------------------------------
--------------- -------------------------------- -------------------------------------------------------------------
   Class of      Cumulative Total Returns (10
    Shares      Years or life-of-class if less)                     Average Annual Total Returns
--------------- -------------------------------- -------------------------------------------------------------------
--------------- -------------------------------- --------------------------------- ---------------------------------
                                                              1-Year                            5-Year
                                                                                      (or life of class if less)
--------------- -------------------------------- --------------------------------- ---------------------------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                 After Sales     Without Sales     After Sales     Without Sales     After Sales     Without Sales
                    Charge          Charge           Charge           Charge           Charge           Charge
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
Class A(1)          3.71%            8.89%           -0.09%            4.89%            1.68%            3.96%
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
Class B(2)          3.79%            6.79%           -1.00%            4.00%            1.71%            3.04%
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
Class C(3)          6.68%            6.68%            2.99%            3.99%            2.99%            2.99%
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
Class N(4)          7.97%            7.97%            3.51%            4.51%            3.56%            3.56%
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
1. Inception of Class A:   February 21, 2003
2. Inception of Class B:   February 21, 2003
3. Inception of Class C:   February 21, 2003
4. Inception of Class N:   February 21, 2003

--------------------------------------------------------------------------------------
        Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                        For the Periods Ended April 30, 2005
--------------------------------------------------------------------------------------
------------------------------------------ ------------------- -----------------------
                                                 1-Year                5-Year
                                                                (or life of class if
                                                                       less)
------------------------------------------ ------------------- -----------------------
------------------------------------------ ------------------- -----------------------
After Taxes on Distributions                     -1.59%                0.41%
------------------------------------------ ------------------- -----------------------
------------------------------------------ ------------------- -----------------------
After Taxes on Distributions and                 -0.06%                0.71%
Redemption of Fund Shares
------------------------------------------ ------------------- -----------------------
               1. Inception of Class A: February 21, 2003

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. (“Lipper”). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes “peer-group” indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the Intermediate-Term Bond category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar
Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10%
of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive
3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall
Street Journal, Barron’s, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund’s classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund’s share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund’s returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer
Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund’s advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United
              States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

about YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House (“ACH”) transfer to buy the shares.
Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the “NYSE”). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                                    Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Estate Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund                         Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund                           Oppenheimer Total Return Bond Fund
Oppenheimer International Diversified Fund                    Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                         Oppenheimer Value Fund
Oppenheimer International Small Company Fund                  Limited-Term New York Municipal Fund
Oppenheimer International Value Fund                          Rochester Fund Municipals
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Portfolio Series:
                                                                Active Allocation Fund
                                                                Aggressive Investor Fund
                                                                Conservative Investor Fund
Oppenheimer Limited-Term Government Fund                        Moderate Investor Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the
Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent (“Letter”), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer Money
Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor’s statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the “Letter period”). At the investor’s request, this may include purchases made up to 90 days prior to the date of the Letter. The
Letter states the investor’s intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor’s purchases of shares within the Letter period, when added to the value (at offering price) of the investor’s holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in “Terms of Escrow,”
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a
Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor’s account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor’s receipt thereof.

         The  Transfer  Agent will not hold shares in escrow for  purchases  of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype  401(k)
plan is not  purchased by the plan by the end of the Letter  period,  there will be no  adjustment of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the
Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor’s account.

         2.   If the total minimum investment specified under the Letter is completed within the
13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter period the total purchases pursuant to the
Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the
Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled “How to Exchange Shares” and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder
Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your
Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days)
after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this
Statement of Additional Information. Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the
Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.
While such compensation may act to reduce the record keeping fees charged by the retirement plan’s record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan’s record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund’s shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund’s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The
Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor’s name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B,
Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge.
While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares – to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer “street name” or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by an investor directly from the
Distributor without the investor designating another registered broker-dealer.

         Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and
                  Money Purchase Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix Cto this Statement of Additional
                  Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
                  Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds,
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the
                  Distributor for that purpose, and
o        to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets.

         The sales concession and the advance of the service fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender
                  401(k) plan made with the redemption proceeds of Class A shares of one or more
                  Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees’ fees, transfer agency fees, legal fees and auditing costs.
Those expenses are paid out of the Fund’s assets and are not paid directly by shareholders.
However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the
Fund’s share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund’s total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and
other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual “Minimum Balance Fee” is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o        A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via
                  eDoc Direct;
o        A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
                  Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
                  Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service
Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the
NYSE is open. The calculation is done by dividing the value of the Fund’s net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean “Eastern time.” The NYSE’s most recent annual announcement (which is subject to change) states that it will close on New
Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund’s net asset values will not be calculated on those days, the
Fund’s net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund’s calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation. The Fund’s Board of Trustees has established procedures for the valuation of the Fund’s securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on NASDAQ® are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on
                      NASDAQ®, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing “bid” and “asked” prices on the valuation date or, if not, at the closing “bid” price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of
                      Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the “bid” and “asked” prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the “bid” and “asked” prices determined by a portfolio pricing service approved by the Fund’s Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the “bid” and “asked” prices determined by a pricing service approved by the Fund’s Board of Trustees or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board’s procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the “bid” and “asked” prices provided by a single active market maker (which in certain cases may be the “bid” price if no “asked” price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the
Manager may use pricing services approved by the Board of Trustees. The pricing service may use
“matrix” comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services.
That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ®, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing “bid” and “asked” prices on the principal exchange or on NASDAQ® on the valuation date.
If not, the value shall be the closing bid price on the principal exchange or on NASDAQ® on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ®, it shall be valued by the mean between “bid” and “asked” prices obtained by the Manager from two active market makers. In certain cases that may be at the “bid” price if no “asked” price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted (“marked-to-market”) to reflect the current market value of the option. In determining the Fund’s gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the
Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the “Bank”) for clearance, the
Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund’s custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The
Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund, its Transfer Agent and any bank through which the Fund’s drafts
              (checks) are payable to pay all checks drawn on the Fund account of such person(s)
              and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)      specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
              Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund’s bank; and
(6)      acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund’s custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund’s next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in “How to Exchange Shares” below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent or financial intermediary for that privilege at the time of reinvestment. This privilege does not apply to Class C, and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder’s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments “In Kind”. The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the
Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act.
Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of
$250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.
If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under
“Determination of Net Asset Values Per Share.” That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund’s Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.
When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under “How to Buy Shares” for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored
IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to “Trustee, OppenheimerFunds Retirement Plans,” c/o
the Transfer Agent at its address listed in “How To Sell Shares” in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner’s awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund’s other redemption requirements.

         Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the
Fund’s agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day’s net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally
5:00 p.m.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor’s receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50)
automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges
(see “How To Buy Shares”) may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal
Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal
Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other
Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an
Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is
$50. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in “How to Exchange Shares” in the Prospectus and below in this Statement of Additional Information.

         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor’s principal may be depleted.
Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor’s Automatic Withdrawal Plan as agent for the shareholder(s) (the “Planholder”) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a
Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of
Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the
Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks’
time after mailing such notification for the requested change to be put in effect. The
Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a plan at any time by writing to the Transfer Agent. The
Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed “Class A” shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:
     Limited Term New York Municipal Fund                         Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester National Municipals
     Oppenheimer International Value Fund                         Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term California Municipal Fund           Rochester Fund Municipals
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer Money Market Fund, Inc.

     The following funds do not offer Class Y shares:
     Limited Term New York Municipal Fund                        Oppenheimer Limited Term California Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Champion Income Fund                            Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Dividend Growth Fund                            Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Total Return Bond Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
         OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for
         Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer
         Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Principal Protected Main Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Principal Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days’
notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class
A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals
acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class
A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund,
Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class
A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Limited Term California Municipal Fund, Limited-Term
Government Fund, Limited Term Municipal Fund, Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital Preservation Fund, the Class B
contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan’s first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan’s first purchase of Class N shares of any Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in “How To Buy Shares” in the Prospectus for the imposition of the Class B,
Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing  Exchange  Requests.  Shares  to be  exchanged  are  redeemed  on the  regular business  day the  Transfer  Agent  receives an exchange  request in proper form (the  “Redemption
Date”).  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business  days if it determines  that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any  exchange  request  that may  disadvantage  it. For example,  if  the  receipt  of  multiple  exchange  requests  from  a  dealer  might  require  the disposition of portfolio  securities at a time or at a price that might be  disadvantageous to the
Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. “Reinvestment Privilege,” above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The
Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund’s portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund’s Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Fund’s dividends and capital gains distributions is briefly highlighted in the
Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional
Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
That qualification enables the Fund to “pass through” its income and realized capital gains to shareholders without having to pay tax on them. This avoids a “double tax” on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the
Fund’s assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.
As to each of those issuers, the Fund must not have invested more than 5% of the value of the
Fund’s total assets in securities of each such issuer and the Fund must not hold more than 10%
of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by
December 31 each year, the Fund must distribute 98% of its taxable investment income earned from
January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the
Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund’s dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund’s dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder’s tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund’s investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the
U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person’s income from the Fund is effectively connected with the conduct of a U.S.
trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered “effectively connected” income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
“effectively  connected income”) to foreign persons will be subject to a U.S.  tax  withheld by the Fund at a rate of 30%,  provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person’s country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary  income  dividends paid by the  Fund.  Any tax  withheld  by the Fund is  remitted  by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports  mailed to shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund’s  shares are sold through dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a subsidiary  of the Manager  that acts as the  Fund’s
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund’s Transfer Agent,
is a division of the Manager.  It is responsible for maintaining the Fund’s
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the custodian of the Fund’s  assets. The custodian’s  responsibilities  include  safeguarding  and  controlling  the
Fund’s portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian in excess of $100,000 are not  protected  by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public Accounting Firm. Ernst & Young, LLP serves as the independent  registered  public  accounting  firm for the Fund.  Ernst &
Young,  LLP audits the  Fund’s  financial  statements  and  performs  other related audit  services.  Ernst &  Young,  LLP also acts as the  independent registered public accounting firm for certain other funds advised by the Manager and its affiliates.  Audit and non-audit  services provided by Ernst & Young
LLP to the Fund must be pre-approved by the Audit Committee.

TOTAL RETURN BOND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER TOTAL RETURN BOND FUND

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Total Return Bond Fund (the "Fund"), including the statement of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Total Return Bond Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

 /s/ Ernest & Young LLP
----------------------------
Ernest & Young LLP

New York, New York
May 26, 2005

STATEMENT OF INVESTMENTS  April 30, 2005
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--12.8%
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.05%, 4/20/08 1,2                                                  $    70,000         $     69,888
-----------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                            12,547               12,541
-----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                          112,202              111,917
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                          270,000              269,875
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                           220,000              217,422
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                           10,625               10,608
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                         80,510               80,085
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                         78,251               78,236
-----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                            3,253                3,248
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                           36,249               36,190
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                          93,405               93,185
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                         50,000               49,747
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                         140,000              139,166
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                              38,448               38,608
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                                      170,000              169,013
-----------------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                              38,447               38,349
-----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                          210,000              214,383
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                          160,000              160,185
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                              30,000               30,019
-----------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.14%, 8/25/33 2                                            18,840               18,851
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                                      28,411               28,376
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.39%, 2/25/33 2                                            21,136               21,400
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                             36,892               36,948
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                            82,626               83,004
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                            67,996               67,973
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                           75,709               75,548
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                            310,000              308,907
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                          270,000              269,374
-----------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                           40,000               39,705

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                      $   243,984         $    243,185
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                          160,000              159,006
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                           240,000              240,199
-----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                            74,451               74,187
-----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                                                           94,856               94,612
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                            14,636               14,629
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                            74,875               74,775
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                         110,000              109,783
-----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                           14,526               14,522
-----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                           35,565               35,544
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                               721                  721
-----------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.304%, 3/15/16 2                                                       310,000              328,973
-----------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                               68,560               68,385
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                          150,000              149,404
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                           22,623               22,662
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                                            29,789               29,788
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                                             7,784                7,784
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                            77,605               77,367
-----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.17%, 11/25/34 1,2                                                       55,616               55,657
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                      60,000               59,494
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                         50,000               49,646
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                       80,000               80,000
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                        401,674              404,378
-----------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A4, 4.39%, 5/15/09                                              341,967              343,263
-----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                            8,116                8,117
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                           148,960              148,672
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           167,516              167,073
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                           150,000              149,491

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                       $   190,000         $    189,206
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                           200,000              199,873
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                              31,971               31,940
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                          140,000              139,517
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                         237,056              235,408
-----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                           105,410              105,332
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                           25,442               25,436
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                          190,000              189,151
                                                                                                                -------------

Total Asset-Backed Securities (Cost $7,120,969)                                                                    7,099,931

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--69.2%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.6%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.4%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                               325,506              344,426
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                                                                    1,722,185            1,769,308
6.50%, 4/1/18 3                                                                                 132,173              137,701
6.50%, 7/1/28-4/1/34                                                                            216,081              225,298
7%, 7/1/21-3/1/33                                                                             1,424,035            1,503,753
7%, 5/1/35 3                                                                                    480,000              506,550
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2046, Cl. G, 6.50%, 4/15/28                  609,727              635,644
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                               28,320               28,443
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               76,541               79,960
Series 2053, Cl. Z, 6.50%, 4/15/28                                                               86,439               90,024
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                              97,016              100,771
Series 2075, Cl. D, 6.50%, 8/15/28                                                              236,104              245,832
Series 2080, Cl. Z, 6.50%, 8/15/28                                                               65,389               67,812
Series 2387, Cl. PD, 6%, 4/15/30                                                                113,566              115,369
Series 2466, Cl. PD, 6.50%, 4/15/30                                                               1,631                1,631
Series 2498, Cl. PC, 5.50%, 10/15/14                                                             12,021               12,092
Series 2500, Cl. FD, 3.454%, 3/15/32 2                                                           35,509               35,625
Series 2526, Cl. FE, 3.354%, 6/15/29 2                                                           33,991               34,260
Series 2550, Cl. QK, 4.50%, 4/15/22                                                              46,021               46,076
Series 2551, Cl. FD, 3.354%, 1/15/33 2                                                           27,975               28,194
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             303,243              306,083

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 7.283%, 6/1/26 4                                                        $    65,196         $     13,004
Series 183, Cl. IO, 4.66%, 4/1/27 4                                                             104,481               20,588
Series 184, Cl. IO, 9.55%, 12/1/26 4                                                            108,725               21,318
Series 192, Cl. IO, 10.921%, 2/1/28 4                                                            29,543                5,557
Series 200, Cl. IO, 10.315%, 1/1/29 4                                                            35,606                7,053
Series 2130, Cl. SC, 13.484%, 3/15/29 4                                                          78,778                6,474
Series 2796, Cl. SD, 20.553%, 7/15/26 4                                                         114,049               11,582
Series 2920, Cl. S, 30.158%, 1/15/35 4                                                          769,753               46,579
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.626%, 6/1/26 5                                       32,026               27,712
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-3/1/34                                                                             1,590,353            1,590,583
5%, 5/1/20-5/1/35 3                                                                           4,856,000            4,853,643
5.50%, 5/1/20-5/12/35 3                                                                       6,601,000            6,688,820
5.50%, 3/1/33-1/1/34                                                                          1,334,725            1,349,695
6%, 5/1/20 3                                                                                    728,000              754,390
6%, 3/1/23-8/1/24                                                                             1,319,918            1,354,529
6.50%, 10/1/30                                                                                   40,572               42,335
6.50%, 5/14/31 3                                                                              4,699,000            4,886,960
7%, 5/1/20                                                                                      330,000              347,325
7%, 5/1/31 3                                                                                  1,636,000            1,727,515
7.50%, 3/1/30                                                                                    75,690               81,216
8.50%, 7/1/32                                                                                     6,160                6,705
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                            181,804              189,808
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               284,507              298,542
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                               27,113               27,164
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                               63,744               64,529
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                               64,293               65,418
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                               47,943               48,623
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                               20,729               20,954
Trust 2002-77, Cl. WF, 3.37%, 12/18/32 2                                                         43,244               43,528
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                            69,596               69,599
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                             239,526              253,449
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                              300,000              302,820
Trust 2003-21, Cl. FK, 3.25%, 3/25/33 2                                                          76,880               77,398
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                               15,708               15,707
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             186,000              188,152
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 5.122%, 2/1/32 4                                                               72,862               14,339
Trust 2002-38, Cl. SO, 16.272%, 4/25/32 4                                                       145,425               10,293
Trust 2002-47, Cl. NS, 12.53%, 4/25/32 4                                                        141,188               14,231
Trust 2002-51, Cl. S, 12.782%, 8/25/32 4                                                        129,654               13,071
Trust 2002-77, Cl. IS, 14.451%, 12/18/32 4                                                      247,761               26,098

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 5.18%, 6/1/23 4                                                           $   214,280         $     43,293
Trust 240, Cl. 2, 8.33%, 9/1/23 4                                                               327,992               64,801
Trust 247, Cl. 2, 6.999%, 10/1/23 4                                                             391,859               89,177
Trust 252, Cl. 2, (1.03)%, 11/1/23 4                                                            595,872              121,275
Trust 254, Cl. 2, 4.379%, 1/1/24 4                                                               84,715               17,415
Trust 273, Cl. 2, 7.477%, 7/1/26 4                                                               47,130                9,304
Trust 321, Cl. 2, (0.37)%, 3/1/32 4                                                             740,506              148,830
Trust 329, Cl. 2, 8.72%, 1/1/33 4                                                               331,251               69,205
Trust 331, Cl. 9, (14.513)%, 12/1/32 4                                                          223,584               44,115
Trust 333, Cl. 2, 9.64%, 3/1/33 4                                                               512,476              108,397
Trust 334, Cl. 17, (6.827)%, 2/1/33 4                                                           124,990               24,483
Trust 2001-81, Cl. S, 17.012%, 1/25/32 4                                                         79,626                8,079
Trust 2002-9, Cl. MS, 14.102%, 3/25/32 4                                                         94,052                9,960
Trust 2002-52, Cl. SD, 8.349%, 9/25/32 4                                                        166,842               16,223
Trust 2002-77, Cl. SH, 22.46%, 12/18/32 4                                                        98,625                9,924
Trust 2004-54, Cl. DS, 17.68%, 11/25/30 4                                                       147,743               11,992
Trust 2005-6, Cl. SE, 27.136%, 2/25/35 4                                                        528,507               33,632
Trust 2005-19, Cl. SA, 26.97%, 3/25/35 4                                                      2,077,902              127,503
Trust 2005-40, Cl. SA, 27.355%, 5/25/35 4                                                       515,000               30,263
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 7.641%, 9/25/23 5                                               69,692               59,574
                                                                                                                -------------

                                                                                                                  32,949,603

-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 9.217%, 1/16/27 4                                                       256,562               24,656
Series 2002-15, Cl. SM, 5.223%, 2/16/32 4                                                       257,438               23,933
Series 2002-76, Cl. SY, 6.698%, 12/16/26 4                                                      304,222               31,290
Series 2004-11, Cl. SM, 4.425%, 1/17/30 4                                                       117,291                9,863
                                                                                                                -------------

                                                                                                                      89,742

-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--9.6%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                              170,000              168,542
-----------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                         115,164              115,200
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                                        43,657               43,610
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          242,858              247,101
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                          197,961              203,900
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                            239,813              235,649
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                        90,000               91,308

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.20%, 10/25/34 2                                                  $   162,122         $    162,298
-----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  110,000              116,098
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                         215,000              212,437
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         120,000              120,043
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                          80,000               79,699
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                        110,000              109,307
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                               80,230               84,067
-----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                             150,000              149,119
-----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                        118,740              116,200
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                         70,000               70,423
-----------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1, 4.504%, 12/25/34 1,2                                                                   220,459              220,078
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                       148,949              146,334
-----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            300,339              308,631
-----------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                            251,558              251,869
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                         130,000              138,084
-----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                   182,000              206,436
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                        230,000              229,073
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                        270,000              273,064
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.852%, 4/25/35                             330,000              331,371
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.544%, 1/25/35 2                                                     324,917              326,267
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                       214,437              214,836
Series 2004-W, Cl. A2, 4.616%, 11/25/34 2                                                       108,537              108,424
                                                                                                                -------------

                                                                                                                   5,079,468

-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                         279,573              284,049
                                                                                                                -------------

Total Mortgage-Backed Obligations (Cost $38,338,926)                                                              38,402,862

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--18.6%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                             $   370,000         $    369,416
6.875%, 9/15/10                                                                                 300,000              337,118
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                                                  530,000              527,835
4.25%, 7/15/07 6                                                                                365,000              367,742
7.25%, 1/15/10-5/15/30                                                                          430,000              513,269
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                                   60,000               78,972
Series A, 6.79%, 5/23/12                                                                      2,193,000            2,507,636
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                                  60,000               61,397
5.375%, 2/15/31                                                                                 249,000              281,312
5.50%, 8/15/28                                                                                  165,000              185,844
6.875%, 8/15/25                                                                               1,310,000            1,698,191
STRIPS, 1.65%, 2/15/11 7                                                                        555,000              442,088
STRIPS, 3.86%, 2/15/13 7                                                                      1,089,000              787,911
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                                                                       1,310,000            1,291,380
3%, 2/15/08                                                                                     870,000              853,620
                                                                                                                -------------

Total U.S. Government Obligations (Cost $10,299,248)                                                              10,303,731

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $81,883)                                        75,000               83,438
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.9%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
-----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Delphi Corp., 6.55% Nts., 6/15/06                                                               130,000              122,200
-----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                            165,000              166,818
                                                                                                                -------------

                                                                                                                     289,018

-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                             150,000              147,423
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                                    230,000              243,982
-----------------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                           45,000               43,127
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                                                                      160,000              160,048
7.375% Nts., 10/28/09                                                                            45,000               43,330
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                              220,000              197,547
8% Bonds, 11/1/31                                                                               180,000              151,829
-----------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                          275,000              269,340
                                                                                                                -------------

                                                                                                                   1,256,626

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--0.9%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                                $    75,000         $     80,024
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                  175,000              182,000
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                               195,000              203,215
                                                                                                                -------------

                                                                                                                     465,239

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                          90,000               95,850
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                          90,000               91,176
-----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                                     105,000              110,152
-----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                         90,000               96,638
                                                                                                                -------------

                                                                                                                     393,816
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.3%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                               205,000              221,654
-----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                            25,000               27,874
-----------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                                           115,000              124,258
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                             130,000              123,118
-----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                        220,000              280,666
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                                   150,000              188,588
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                                 29,000               28,494
3.50% Sr. Unsec. Nts., 10/15/07                                                                 155,000              152,028
-----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                           125,000              127,805
                                                                                                                -------------

                                                                                                                   1,274,485
-----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                               150,000              159,377
-----------------------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc., 7.40% Nts., 4/1/37                                                      165,000              165,000
-----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                              95,000               94,133
7.90% Unsec. Debs., 10/15/07                                                                     90,000               96,638
                                                                                                                -------------

                                                                                                                     515,148

-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                                           185,000              192,730
10.05% Unsub. Nts., 12/15/08 2                                                                   23,000               26,599
                                                                                                                -------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES--2.2%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                                 $   110,000         $    128,633
8.70% Sr. Unsec. Debs., 5/1/30                                                                   56,000               70,018
-----------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                100,000              118,323
-----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                       135,000              144,640
-----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                                   245,000              246,565
                                                                                                                -------------

                                                                                                                     708,179

-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                           110,000              112,715
-----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                      170,000              168,533
-----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                           230,000              234,521
                                                                                                                -------------

                                                                                                                     515,769

-----------------------------------------------------------------------------------------------------------------------------
ENERGY--0.6%
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.6%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                                105,000              110,513
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                               90,000               98,475
-----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                            65,000               70,688
-----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                          60,515               58,003
                                                                                                                -------------

                                                                                                                     337,679

-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.9%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                             15,000               16,344
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                                     250,000              261,376
                                                                                                                -------------

                                                                                                                     277,720

-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                            3,000                3,033
-----------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                                210,000              208,385
-----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                    15,000               16,291
-----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                               115,000              114,360
7.75% Unsec. Sub. Nts., 5/1/10                                                                   10,000               11,474
                                                                                                                -------------

                                                                                                                     353,543

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                              265,000              262,523

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--3.3%
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 8                          $    80,000         $     80,376
-----------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                           250,000              250,413
-----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                           175,000              204,341
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                               230,000              265,326
-----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                                    50,000               49,522
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                                  245,000              257,241
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                                 140,000              150,189
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                             20,000               21,221
-----------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                                   200,000              227,854
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                                 260,000              261,720
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                               70,000               76,764
                                                                                                                -------------

                                                                                                                   1,844,967
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                                     40,000               39,857
-----------------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                             60,000               59,266
-----------------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                            90,000              120,499
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                               50,000               49,017
-----------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                            145,000              167,735
-----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                                    150,000              152,689
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                         110,000              117,757
-----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                                     105,000              136,615
-----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                         145,000              194,204
-----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                               190,000              186,715
                                                                                                                -------------

                                                                                                                   1,224,354
-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                                  98,000              102,667
8.10% Unsec. Nts., 8/1/10                                                                        95,000              109,138
-----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                                205,000              203,385
-----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                                 115,000              118,764
-----------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                      102,000              104,240
5.625% Unsec. Unsub. Nts., 8/15/14                                                              100,000              102,507
-----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                       195,000              200,615
                                                                                                                -------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--1.5%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                 $   190,000         $    195,234
-----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                         225,000              238,064
-----------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                               81,000               81,286
-----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                        60,000               61,870
-----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                                  65,000               65,349
                                                                                                                -------------

                                                                                                                     641,803

-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Merck & Co., Inc., 4.726% Nts., 2/22/06 8                                                       210,000              211,179
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                                    17,000               17,471
-----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                         82,000               99,774
-----------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                      26,000               27,008
-----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                                135,000              152,022
-----------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                         32,000               32,186
                                                                                                                -------------

                                                                                                                     328,461

-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                          215,000              209,048
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                              85,000               87,763
-----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                             70,000               79,994
7.125% Sr. Unsec. Nts., 10/1/07                                                                 145,000              154,194
                                                                                                                -------------

                                                                                                                     321,951

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                          135,000              137,603
6.75% Sr. Unsub. Nts., 2/15/11                                                                   61,000               67,050
                                                                                                                -------------

                                                                                                                     204,653

-----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                                29,000               28,897
-----------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                          140,000              148,263

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES--2.0%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
British Telecommunications plc, 8.625% Bonds, 12/15/30                                      $   115,000         $    157,512
-----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                             34,000               36,975
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                           125,000              145,122
-----------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                                                    125,000              144,226
8.75% Sr. Unsec. Nts., 3/1/31 2                                                                  45,000               61,108
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                                     100,000              102,692
8.75% Nts., 3/15/32                                                                              80,000              107,906
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8                                             130,000              127,895
                                                                                                                -------------

                                                                                                                     883,436

-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                    180,000              213,103
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.5%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                         105,000              108,748
8.125% Unsec. Nts., Series B, 7/15/05                                                            50,000               50,472
-----------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                       26,000               26,032
-----------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                        180,000              202,152
-----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                        80,000               92,239
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                   100,000              102,546
-----------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                          120,000              123,639
-----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                        90,000               91,698
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                      105,000              124,140
-----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                                    100,000              108,000
-----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                                130,000              137,145
-----------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 8                             120,000              133,636
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                                105,000              107,802
-----------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                                          95,000               97,850
-----------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                               65,000               73,450
-----------------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                                                95,000               93,216
                                                                                                                -------------

                                                                                                                   1,672,765

                                                                                             PRINICIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------

GAS UTILITIES--0.5%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                         $    30,000         $     29,608
7.875% Sr. Unsec. Nts., 11/15/10                                                                125,000              144,501
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                             103,000              117,191
                                                                                                                -------------

                                                                                                                     291,300
                                                                                                                -------------

Total Corporate Bonds and Notes (Cost $16,175,874)                                                                16,034,570

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.8%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.20% in joint repurchase agreement (Principal Amount/Value
$1,318,039,000, with a maturity value of $1,318,355,329) with UBS Warburg LLC, 2.88%, dated 4/29/05, to be repurchased at $2,688,645 on 5/2/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,345,611,059 (Cost $2,688,000)                                                              2,688,000            2,688,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $74,704,900)                                                    134.5%          74,612,532
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (34.5)         (19,151,429)
                                                                                            ---------------------------------

NET ASSETS                                                                                        100.0%        $ 55,461,103
                                                                                            =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30,
2005 was $1,908,948, which represents 3.44% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after
April 30, 2005. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,287,800 or 2.32% of the Fund's net assets as of April 30, 2005.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $87,286 or 0.16% of the Fund's net assets as of April
30, 2005.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The collateralized portion has an aggregate market value of $302,254. See Note 5 of Notes to
Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $1,320,193 or 2.38% of the Fund's net assets as of April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $74,704,900)--see accompanying statement of investments         $ 74,612,532
---------------------------------------------------------------------------------------------------------
Cash                                                                                             200,744
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                       536,230
Investments sold on a when-issued basis or forward commitment                                    333,415
Shares of beneficial interest sold                                                               156,234
Futures margins                                                                                   22,074
Other                                                                                              3,637
                                                                                            -------------
Total assets                                                                                  75,864,866

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $19,785,237 purchased on a when-issued basis
or forward commitment)                                                                        20,222,925
Dividends                                                                                         83,153
Shares of beneficial interest redeemed                                                            46,411
Shareholder communications                                                                        18,588
Transfer and shareholder servicing agent fees                                                      6,641
Distribution and service plan fees                                                                 5,800
Trustees' compensation                                                                               225
Other                                                                                             20,020
                                                                                            -------------
Total liabilities                                                                             20,403,763

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 55,461,103
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      5,527
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    55,519,994
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 96,126
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (123,217)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (37,327)
                                                                                            -------------
NET ASSETS                                                                                  $ 55,461,103
                                                                                            =============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $41,647,660 and
4,150,188 shares of beneficial interest outstanding)                                              $10.04
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $10.54
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,244,435 and 422,922 shares of
beneficial interest outstanding)                                                                  $10.04
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $6,757,125 and 673,574 shares of
beneficial interest outstanding)                                                                  $10.03
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,811,883 and 280,171 shares of
beneficial interest outstanding)                                                                  $10.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  1,644,789
--------------------------------------------------------------------------------
Fee income                                                              463,463
                                                                   -------------
Total investment income                                               2,108,252

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         241,713
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  31,747
Class B                                                                  35,992
Class C                                                                  46,234
Class N                                                                   8,964
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  27,622
Class B                                                                  16,266
Class C                                                                  15,081
Class N                                                                   5,160
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   5,684
Class B                                                                  12,103
Class C                                                                  10,022
Class N                                                                   1,629
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              37,326
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,360
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,032
--------------------------------------------------------------------------------
Other                                                                    14,811
                                                                   -------------
Total expenses                                                          520,746
Less reduction to custodian expenses                                     (1,583)
Less waivers and reimbursements of expenses                             (58,795)
                                                                   -------------
Net expenses                                                            460,368

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,647,884

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $    (45,736)
Closing of futures contracts                                            172,301
Swap contracts                                                           (2,677)
                                                                   -------------
Net realized gain                                                       123,888
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                             316,373
Futures contracts                                                        90,170
Swap contracts                                                           24,851
                                                                   -------------
Net change in unrealized depreciation                                   431,394

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,203,166
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                                      2005                2004
-------------------------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $  1,647,884        $    995,619
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      123,888             526,743
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                  431,394            (695,353)
                                                                                  ---------------------------------
Net increase in net assets resulting from operations                                 2,203,166             827,009

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (1,371,124)           (937,199)
Class B                                                                                (97,975)            (49,017)
Class C                                                                               (126,494)            (34,611)
Class N                                                                                (58,268)             (9,716)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (321,230)           (179,397)
Class B                                                                                (31,264)            (14,472)
Class C                                                                                (43,977)            (10,826)
Class N                                                                                (18,161)             (2,729)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              5,992,710           8,253,430
Class B                                                                              1,339,849           2,136,318
Class C                                                                              3,818,993           2,587,144
Class N                                                                              1,982,293             821,065

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      13,268,518          13,386,999
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 42,192,585          28,805,586
                                                                                  ---------------------------------
End of period (including accumulated net investment income
of $96,126 and $7,543, respectively)                                              $ 55,461,103        $ 42,192,585
                                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .36 2              .28                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .48                .26                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.36)              (.29)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.44)              (.34)              (.03)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.89%              2.64%              1.14%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   41,648         $   35,522         $   27,598
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   38,411         $   32,578         $   26,027
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.56%              2.78%              1.77%
Total expenses                                                      0.80%              0.79%              1.29%
Expenses after payments and waivers and
reduction to custodian expenses                                     0.79%              0.73%              0.90%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April
30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     37 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED APRIL 30,                                2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .17                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.00%              1.69%              0.97%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    4,244         $    2,896         $      798
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    3,610         $    2,444         $      340
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.70%              1.91%              0.85%
Total expenses                                                      2.41%              2.20%              2.36%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April
30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     9.99         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .27 2              .19                .02
Net realized and unrealized gain (loss)                              .12               (.03)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .39                .16                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.27)              (.20)              (.02)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.35)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.03         $     9.99         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  3.99%              1.60%              0.96%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    6,757         $    2,943         $      388
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    4,641         $    1,679         $      126
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               2.71%              1.95%              0.59%
Total expenses                                                      2.17%              2.12%              2.28%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April
30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N          YEAR ENDED APRIL 30,                               2005               2004             2003 1
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .32 2              .24                .03
Net realized and unrealized gain (loss)                              .12               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .44                .22                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.32)              (.25)              (.03)
Distributions from net realized gain                                (.08)              (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.40)              (.30)              (.03)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.04         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  4.51%              2.20%              1.08%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    2,812         $      831         $       22
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    1,802         $      386         $        6
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               3.22%              2.40%              1.50%
Total expenses                                                      1.51%              1.34%              2.63%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.15%              1.15%              1.15%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               86% 5             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April
30, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------
April 30, 2005                $280,759,754          $281,155,514
April 30, 2004                 198,777,129           189,672,219

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. As a secondary objective, it emphasizes preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc.
(the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2005, the Manager owned 45% of the
Fund's shares. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the
Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $19,785,237 of securities issued on a when-issued basis or forward commitment and sold
$333,415 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be

                     42 | OPPENHEIMER TOTAL RETURN BOND FUND

sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   DEPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
 UNDISTRIBUTED      UNDISTRIBUTED             ACCUMULATED     OTHER INVESTMENTS
 NET INVESTMENT         LONG-TERM                    LOSS    FOR FEDERAL INCOME
 INCOME                      GAIN    CARRYFORWARD 1,2,3,4          TAX PURPOSES
 ------------------------------------------------------------------------------
 $109,345                    $ --                 $81,399               $92,368

1. As of April 30, 2005, the Fund had $67,482 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

2. The Fund had $13,917 of straddle losses which were deferred.

3. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended April 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2005. Net assets of the
Fund were unaffected by the reclassifications.

            INCREASE TO                       INCREASE TO
            ACCUMULATED                   ACCUMULATED NET
            NET INVESTMENT                  REALIZED LOSS
            INCOME                         ON INVESTMENTS
            ---------------------------------------------
            $94,560                               $94,560

                     43 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended April 30, 2005 and April 30, 2004 was as follows:

                                             YEAR ENDED            YEAR ENDED
                                         APRIL 30, 2005        APRIL 30, 2004
            -----------------------------------------------------------------
            Distributions paid from:
            Ordinary income                $  2,009,882          $  1,099,958
            Long-term capital gain               58,611               138,009
                                           ----------------------------------
            Total                          $  2,068,493          $  1,237,967
                                           ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities             $  74,704,900
            Federal tax cost of other investments        (12,934,048)
                                                       -------------
            Total federal tax cost                     $  61,770,852
                                                       =============

            Gross unrealized appreciation              $     469,710
            Gross unrealized depreciation                   (562,078)
                                                       -------------
            Net unrealized depreciation                $     (92,368)
                                                       =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED APRIL 30, 2005         YEAR ENDED APRIL 30, 2004
                                      SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------

CLASS A
Sold                               1,066,067     $ 10,715,419        1,097,321     $ 11,099,906
Dividends and/or
distributions reinvested              54,023          543,541           23,011          231,801
Redeemed                            (523,711)      (5,266,250)        (304,660)      (3,078,277)
                                   -------------------------------------------------------------
Net increase                         596,379     $  5,992,710          815,672     $  8,253,430
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                 248,698     $  2,501,568          338,504     $  3,425,891
Dividends and/or
distributions reinvested              11,443          115,136            5,465           55,025
Redeemed                            (126,951)      (1,276,855)        (133,432)      (1,344,598)
                                   -------------------------------------------------------------
Net increase                         133,190     $  1,339,849          210,537     $  2,136,318
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                                 458,302     $  4,615,150          299,731     $  3,028,348
Dividends and/or
distributions reinvested              16,060          161,543            4,441           44,736
Redeemed                             (95,285)        (957,700)         (48,158)        (485,940)
                                   -------------------------------------------------------------
Net increase                         379,077     $  3,818,993          256,014     $  2,587,144
                                   =============================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                                 218,611     $  2,199,418           97,335     $    983,787
Dividends and/or
distributions reinvested               7,583           76,293            1,242           12,515
Redeemed                             (29,185)        (293,418)         (17,548)        (175,237)
                                   -------------------------------------------------------------
Net increase                         197,009     $  1,982,293           81,029     $    821,065
                                   =============================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended
April 30, 2005, were $44,859,618 and $25,833,181, respectively. There were purchases of $9,916,152 and sales of $10,466,880 of U.S. government and government agency obligations for the year ended April 30, 2005. In addition, there were purchases of $280,759,754 and sales of $281,155,514 of To Be
Announced (TBA) mortgage-related securities for the year ended April 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended April 30, 2005, the Fund paid $56,737 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service

                     46 | OPPENHEIMER TOTAL RETURN BOND FUND

fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $106,487, $79,904 and $59,930, respectively. Fees incurred by the
Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                               CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                             FRONT-END           DEFERRED          DEFERRED          DEFERRED         DEFERRED
                         SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                           RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                 DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------

April 30, 2005                 $58,309                $--           $15,271            $1,143           $1,551
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse expenses such that "Total Annual
Operating Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 1.15% for Class N shares, respectively.
During the year ended April 30, 2005, the Manager reimbursed the Fund $1,130,
$23,935, $23,903 and $6,387 for Class A, Class B, Class C and Class N shares, respectively. The voluntary waiver described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended April 30, 2005, OFS waived $3,440 for Class B shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5. FUTURES CONTRACTS CONTINUED

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS    APRIL 30, 2005   (DEPRECIATION)
---------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
U.S. Long Bonds                 6/21/05          37      $  4,249,219       $   80,302
U.S. Treasury Nts., 10 yr.      6/21/05          24         2,674,125           36,722
                                                                            -----------
                                                                               117,024
                                                                            -----------
CONTRACTS TO SELL
U. S. Treasury Nts., 2 yr.      6/30/05          46         9,554,344          (12,463)
U. S. Treasury Nts., 5 yr.      6/21/05          95        10,303,047          (49,520)
                                                                            -----------
                                                                               (61,983)
                                                                            -----------
                                                                            $   55,041
                                                                            ===========

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                            Appendix A

                                       RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Ratings: Bonds and Preferred Stock Issuer Ratings

Aaa: Bonds and preferred stock rated “Aaa” are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated “Aa” are judged to be of high quality by all standards.
Together with the “Aaa” group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with
“Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of
“Aaa” securities.

A: Bonds and preferred stock rated “A” possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated “Baa” are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated “Ba” are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated “C” are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa”
through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3”
indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Prime Rating System (Short-Term Ratings – Taxable Debt)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations.
Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor’s Ratings Services (“Standard & Poor’s”), a division of The McGraw-Hill
Companies, Inc.

Long-Term Issue Credit Ratings
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated  “AAA”  have the highest rating  assigned by
Standard &  Poor’s.  The obligor’s  capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated “AA” differ from the highest rated obligations only  in  small  degree.  The  obligor’s  capacity  to meet  its  financial commitment on the obligation is very strong.

A: An  obligation  rated  “A”  are somewhat  more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated “BBB” exhibit adequate protection parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C
An   obligation   rated    ‘BB’,    ‘B’,    ‘CCC’,
‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’  indicates the least degree of speculation  and
‘C’  the highest. While such obligations will likely have some quality and protective  characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated  “BB”  are less vulnerable to nonpayment than other  speculative  issues.  However,  they face major ongoing  uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s  inadequate  capacity to meet its financial  commitment on the obligation.

B: An obligation  rated  “B”  are more  vulnerable to nonpayment  than obligations rated “BB”,  but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or
economic   conditions  will  likely  impair  the   obligor’s   capacity  or
willingness to meet its financial commitment on the obligation.

CCC: An obligation rated “CCC” are currently vulnerable to nonpayment, and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse  business,  financial,  or  economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An  obligation  rated  “CC”  are  currently  highly  vulnerable to nonpayment.

C:  Subordinated debt or preferred stock  obligations  rated  “C”  are currently highly vulnerable to nonpayment. The “C”  rating may be used to cover a  situation  where a  bankruptcy  petition  has been  filed or similar
action  taken,  but  payments  on  this  obligation  are  being   continued.   A
“C”  also will be assigned  to a  preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated “D”  are in payment default.  The “D”
rating  category is used when payments on an obligation are not made on the date due even if the applicable  grace period has not expired,  unless Standard &
Poor’s  believes  that such payments will be made during such grace period.
The  “D”  rating  also  will be used upon the  filing of a  bankruptcy petition  or the taking of a similar  action if payments  on an  obligation  are jeopardized.

The  ratings  from  “AA”  to  “CCC”  may be  modified by the addition of a plus (+) or minus (-) sign to show  relative  standing  within the major rating categories.

c: The  ‘c’  subscript is used to provide  additional  information  to investors that the bank may terminate its obligation to purchase  tendered bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer’s bonds are deemed taxable.

p:  The  letter  ‘p’  indicates  that the  rating  is  provisional.  A provisional rating assumes the successful  completion of the project financed by the debt being rated and indicates that payment of debt service  requirements is largely or entirely  dependent  upon the  successful,  timely  completion of the project.  This rating,  however,  while addressing credit quality  subsequent to completion of the project,  makes no comment on the likelihood of or the risk of default upon failure of such  completion.  The investor  should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

r:  The  ‘r’   highlights   derivative,   hybrid,  and  certain  other
obligations  that  Standard  &  Poor’s  believes  may  experience  high volatility  or high  variability  in expected  returns as a result of  noncredit risks.  Examples of such  obligations  are securities with principal or interest return  indexed to  equities,  commodities,  or  currencies;  certain  swaps and options; and interest-only and principal-only  mortgage securities.  The absence of an  ‘r’  symbol  should  not be  taken  as an  indication  that  an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,   bonds   rated   in  the  top   four   categories   (‘AAA’,
‘AA’,    ‘A’,    ‘BBB’,    commonly    known    as
investment-grade   ratings)   generally   are  regarded  as  eligible  for  bank
investment.  Also, the laws of various states governing legal investments impose certain  rating or other  standards for  obligations  eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term  Issue Credit Ratings  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated  “A-1”  is rated in the  highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category,  certain obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated “A-2”  is somewhat more susceptible to the adverse effects of changes in circumstances and economic  conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated “A-3”  exhibits adequate protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated “B” is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A  short-term  obligation  rated  “C”  is currently  vulnerable  to nonpayment  and is dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated  “D”  is in payment  default.  The
“D”  rating  category is used when payments on an  obligation  are not made on the date due even if the applicable grace period has not expired, unless
Standard &  Poor’s believes that such payments will be made during such grace period.  The  “D”  rating also will be used upon the filing of a bankruptcy  petition  or the  taking  of a  similar  action  if  payments  on an obligation are jeopardized.

Notes:
A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
         it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International  credit  ratings  assess the capacity to meet foreign  currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally  comparable assessments.  The local currency rating measures the probability of payment within the relevant  sovereign  state's  currency and jurisdiction and therefore,  unlike the foreign  currency rating,  does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

International Long-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA:  Highest  Credit  Quality.   “AAA”   ratings  denote  the  lowest
expectation of credit risk. They are assigned only in the case of  exceptionally strong  capacity for timely payment of financial  commitments.  This capacity is highly unlikely to be adversely  affected by foreseeable  events.  AA: Very High
Credit Quality.  “AA”  ratings denote a very low expectation of credit risk.  They  indicate a very strong  capacity  for timely  payment of  financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A: High Credit Quality. “A” ratings denote a low expectation of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB:  Good  Credit  Quality.  “BBB”  ratings  indicate  that  there is currently a low  expectation  of credit risk. The capacity for timely payment of
financial   commitments  is  considered   adequate,   but  adverse   changes  in
circumstances  and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative.  “BB” ratings indicate that there is a possibility of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  “B”  ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial  commitments are currently being met.  However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business  or economic  developments.  A  “CC”  rating  indicates  that default of some kind appears  probable.  “C”  ratings signal  imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general guidelines.  “DDD”  obligations have the highest potential for
recovery,   around  90%-100%  of  outstanding   amounts  and  accrued  interest.
“DD”  indicates  potential  recoveries  in the range of  50%-90%,  and
“D” the lowest recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated  “DDD”  have the  highest  prospect  for resumption  of  performance  or  continued  operation  with or  without a formal reorganization  process.  Entities rated  “DD”  and “D”  are generally undergoing a formal reorganization or liquidation process; those rated
“DD”  are  likely to  satisfy a higher  portion  of their  outstanding obligations,  while  entities  rated  “D”  have  a poor  prospect  for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the  “AAA”  category or to categories below  “CCC,”
nor to short-term ratings other than “F1” (see below).

International  Short-Term  Credit Ratings The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments. May have an added “+”  to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                            Appendix B

                                     Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term “Independent
Trustees/Directors” in this Statement of Additional Information refers to those Trustees who are not “interested persons” of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund’s Early Withdrawal Charges and references to “redemptions” mean “repurchases” of shares.
(4) An “employee benefit plan” means any plan or arrangement, whether or not it is “qualified”
under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term “Group Retirement Plan” means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an
Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term “Group Retirement
Plan” also includes qualified retirement plans and non-qualified deferred compensation plans and
IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the
Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                            Appendix C

                  OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,     Inc.,    (referred    to    in    this    document    as    the
“Distributor”),  or by dealers or other  financial  institutions  that offer those shares to certain classes of investors.

     Not all  waivers  apply to all funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement  plans.
Other waivers apply only to shareholders of certain funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds,  the term  “Retirement  Plan”  refers to the following types of plans:

1)  plans created or qualified under Sections 401(a) or 401(k) of the Internal
    Revenue Code,
2)  non-qualified deferred compensation plans,
3)  employee benefit plans(4)
4)  Group Retirement Plans(5)
5)  403(b)(7) custodial plan accounts
6)   Individual  Retirement Accounts  (“IRAs”),  including traditional
     IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor  or  the  transfer  agent  (referred  to in  this  document  as  the
“Transfer  Agent”) of the particular  Oppenheimer  fund. These waivers and  special  arrangements  may  be  amended  or  terminated  at any  time  by a particular fund, the Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the “Manager”).

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I.  Applicability of Class A Contingent  Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus under “Class A Contingent Deferred Sales  Charge.”(6)  This waiver provision applies to:

|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans)
              that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
              certified to the Distributor that it projects to have annual plan purchases of
              $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
                  (“Merrill Lynch”) on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
                  Lynch, the Plan must have $3 million or more of its assets invested in (a)
                  mutual funds, other than those advised or managed by Merrill Lynch Investment
                  Management, L.P. (“MLIM”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in
                  (a) and (b) are referred to as “Applicable Investments”).
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
                  Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.                        Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges
(and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their “immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
              (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor)
              or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the
              Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      “Rabbi trusts” that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
              Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor
              (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the
              Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred compensation plans and trusts used to fund those plans
              (including, for example, plans qualified or created under sections 401(a), 401(k),
              403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class
              B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
              December 31, 1996.
|_|      Effective October 1, 2005, taxable accounts established with the proceeds of Required
              Minimum Distributions from Retirement Plans.
|_|      Clients of Edward D. Jones & Co., L.P. who purchase Class A shares of the Fund between
              August 19, 2005 and November 16, 2005 with the proceeds of shares redeemed form other mutual funds, as a part of the Edward Jones “Free Switch” program, may purchase those shares at net asset value and no concession will be paid by the
              Distributor on such purchases.

B.   Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

1.       Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a
              Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|      Shares purchased in amounts of less than $5.

2.       Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|      Retirement Plans that have $5 million or more in plan assets.
|_|      Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than
              12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to “Shareholder Account Rules and Policies,” in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
4)       Hardship withdrawals, as defined in the plan.(7)
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue
                  Code, or, in the case of an IRA, a divorce or separation agreement described in
                  Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make “substantially equal periodic payments” as described in Section 72(t)
                  of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.(8)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or “in-service distributions,” if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.
III.            Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in “Shareholder Account Rules and
              Policies,” in the applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan’s first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|      Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant’s account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.(10)
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section
                  71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make “substantially equal periodic payments” as described in Section 72(t)
                  of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.(11)
              9)  On account of the participant’s separation from service.(12)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or “in-service”
                  distributions, if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant’s account under an Automatic Withdrawal
                  Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account’s value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account’s value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their
              “immediate families” as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.         Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
                           Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and
Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on
November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former
Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value
     Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt
     Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt
     Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt
     Fund

         All of the funds listed above are referred to in this Appendix as the “Former Quest for
Value Funds.” The waivers of initial and contingent deferred sales charges described in this
Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of “Associations” formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

--------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the
Class A contingent deferred sales charge described in the applicable fund’s Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund’s Prospectus and
Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and
                  who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A
contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a
Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to
November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares)
                  where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder’s account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
                   Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
----------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds
(each is referred to as a “Fund” in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the “Former Connecticut Mutual Funds”) on March 1, 1996, when
OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total
     Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital
     Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other
Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the “prior Class A
CDSC”). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former
                  Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund’s policies on Combined
                  Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
                  Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A
CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
                  Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
                  Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
                  Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services,
                  L.L.C. (“CMFS”), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution had an agreement with
                  CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the
Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life
Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a
Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal
         Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund’s right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund’s Articles of Incorporation, or as adopted by the Board of Directors of the
         Fund.
VI.         Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
--------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer
Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.          Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
                                              Securities Fund
--------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the “Fund” in this section) may sell
Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund’s then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their “immediate families” as defined in the Fund’s Statement of Additional Information) of the
              Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund’s prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund’s shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Total Return Bond Fund

Internet Website
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm
         Ernst & Young LLP
         5 Times Square
         New York, New York 10036

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

1234

PX0535.001.1105

CORE BOND FUND (Semi-Annual Report)
STATEMENT OF INVESTMENTS June 30, 2005
Unaudited
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--12.3%
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.32%, 4/20/08
1,2                                             $    890,000       $
888,665
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%,
10/25/06
996,818              995,115
Series 2005-A, Cl. A2, 3.65%,
12/26/07
3,540,000            3,538,893
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%,
1/15/09
2,850,000            2,823,550
Series 2005-1, Cl. A2B, 3.73%,
7/16/07
1,820,000            1,820,563
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20
1                                                  1,021,235
1,015,338
Series 2005-B, Cl. AF1, 4.02%, 3/26/35
1                                                    977,196
975,377
Series 2005-C, Cl. AF1, 4.196%, 6/25/35
1                                                 2,740,000
2,738,288
-------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%,
7/25/23
185,613              185,292
Series 2003-5, Cl. 1A2, 2.451%,
11/25/18
488,687              486,835
Series 2004-1, Cl. 1A2, 2.427%,
6/25/19
1,770,000            1,761,383
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08
470,767              471,966
Series 2005-A, Cl. A2, 3.72%,
12/15/07
3,190,000            3,184,577
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06
1                                                2,360,000
2,347,868
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%,
6/16/08
2,580,000            2,622,793
Series 2003-C4, Cl. C4, 5%,
6/10/15
430,000              438,289
-------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.434%, 8/25/33
2                                      165,782              165,886
-------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.684%, 2/25/33
2                                                    223,972
227,083
Series 2005-7, Cl. AF1B, 4.317%,
6/1/35                                                   2,840,000
2,839,716
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%,
2/6/07
370,580              370,831
Series 2002-A, Cl. A4, 4.49%,
10/6/08
900,169              902,702
Series 2004-B, Cl. A2, 2.48%, 2/8/07
1                                                      748,489
747,057
Series 2004-C, Cl. A2, 2.62%,
6/8/07
3,733,597            3,720,840
Series 2005-A, Cl. A2, 3.17%, 9/8/07
1                                                    3,430,000
3,421,282
Series 2005-B, Cl. A2, 3.75%,
12/8/07
3,150,000            3,149,980
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%,
7/25/34
570,000              565,853
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%,
10/15/06
1,012,489            1,009,689
Series 2005-A, Cl. A3, 3.48%,
11/17/08
2,060,000            2,047,855
Series 2005-B, Cl. A2, 3.77%,
9/15/07
3,140,000            3,139,399

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%,
1/15/08                                                  $  1,159,266
$    1,156,125
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-4, Cl. A2, 1.58%,
7/17/06
476,880              476,790
Series 2005-1, Cl. A2, 3.21%, 5/21/07
1                                                   1,370,000
1,366,670
Series 2005-3, Cl. A2, 3.73%,
10/18/07
2,960,000            2,960,000
-------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31
1                                                  2,037,531
2,116,994
-------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1,
Cl. A3, 2.49%,
10/22/07
335,756              335,657
-------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.57%, 3/15/16
2                                                  4,070,000
4,335,836
-------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%,
2/15/07
402,541              401,974
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl
ECFD, 8.75%, 1/25/29
1
1,750,658              472,678
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%,
1/15/07
1,836,683            1,831,232
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%,
10/16/06
214,611              214,811
-------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%,
3/15/09
2,269,442            2,275,987
-------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%, 11/25/34
1,2                                                 420,417
420,714
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34
1                                                  780,000
773,136
Series 2005-1, Cl. AF2, 3.914%,
5/25/35
570,000              565,742
Series 2005-2, Cl. AF2, 4.415%, 4/25/35
1                                                 1,030,000
1,031,017
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28
3                     2,350,000            2,356,252
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                       5,076,224            5,103,059
-------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%,
6/1/10
1,230,000            1,224,650
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%,
4/16/07
200,135              200,283
Series 2004-2, Cl. A2, 2.41%,
2/15/07
1,806,587            1,802,139
Series 2004-3, Cl. A2, 2.79%,
6/15/07
1,960,000            1,954,219
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%,
1/22/07
2,527,708            2,519,444
Series 2005-A, Cl. A2, 3.52%,
4/20/07
2,580,000            2,576,537

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%,
5/21/07                                                  $  1,536,066
$    1,531,049
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%,
9/25/18
2,848,327            2,826,750
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%,
5/15/07
2,345,252            2,335,394

---------------
Total Asset-Backed Securities (Cost
$95,100,677)
93,768,104

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--72.0%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.1%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.9%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%,
2/25/44                                         2,737,552            2,892,393
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%,
7/1/24-10/1/34
22,142,727           22,729,391
6.50%,
4/1/18-4/1/34
4,799,915            4,989,721
7%,
3/1/31-3/1/33
10,867,349           11,446,307
7%, 7/1/35
4
6,731,000            7,086,478
8%,
4/1/16
1,135,484            1,214,207
9%,
3/1/17-5/1/25
330,699              359,496
12.50%,
4/1/14
2,069                2,322
13.50%,
11/1/10
4,784                5,357
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                      63,046               63,029
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%,
8/15/28
722,948              751,740
Series 2456, Cl. BD, 6%,
3/15/30
1,149,692            1,157,157
Series 2500, Cl. FD, 3.72%, 3/15/32
2                                                       714,923
717,389
Series 2526, Cl. FE, 3.62%, 6/15/29
2                                                       954,740
957,863
Series 2550, Cl. QK, 4.50%,
4/15/22
285,564              285,542
Series 2551, Cl. FD, 3.62%, 1/15/33
2                                                       760,810
766,690
Series 2583, Cl. KA, 5.50%,
3/15/22
3,551,329            3,575,032
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 3.686%, 6/1/26
5                                                      1,212,328
217,348
Series 183, Cl. IO, 1.13%, 4/1/27
5
1,860,993              335,578
Series 184, Cl. IO, 5.86%, 12/1/26
5                                                      1,970,858
342,950
Series 192, Cl. IO, 4.038%, 2/1/28
5
470,495               79,897
Series 200, Cl. IO, 2.912%, 1/1/29
5
563,254               97,284
Series 206, Cl. IO, (16.145)%, 12/1/29
5                                                    735,917
146,003
Series 2130, Cl. SC, 7.611%, 3/15/29
5                                                    1,300,245
113,758
Series 2134, Cl. SB, 14.487%, 3/15/29
5                                                   1,427,903
127,201
Series 2796, Cl. SD, 13.76%, 7/15/26
5                                                    2,036,116
188,220
Series 2920, Cl. S, 15.485%, 1/15/35
5                                                    8,880,457
531,590
Series 3000, Cl. SE, 7/15/25
4,5
10,840,000              497,963

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.268%, 6/1/26
6                             $    514,211       $      453,871
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20
4
22,187,000           22,089,932
5%,
6/1/18
4,946,490            5,007,328
5%, 7/1/18-8/11/35
4
52,026,417           52,223,600
5.50%,
3/1/33-1/1/34
28,666,457           29,093,861
5.50%, 7/17/20-7/1/35
4
39,992,000           40,623,836
6%,
8/1/29
1,233,470            1,267,873
6%, 8/1/16-7/1/35
4
58,366,463           60,174,068
6.50%,
11/1/31
6,291,000            6,541,657
6.50%, 7/1/35
4
111,846,000          115,760,610
7%,
1/1/09-11/1/17
4,065,313            4,261,298
7.50%,
2/1/08-3/1/08
27,718               28,558
8%,
8/1/17
14,945               15,542
8.50%,
7/1/32
159,056              172,907
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Collateralized Mtg.
Obligations, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                          2,960,661
3,129,296
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%,
3/25/22
46,182               47,446
Trust 1993-87, Cl. Z, 6.50%,
6/25/23
557,708              584,885
Trust 2001-51, Cl. OD, 6.50%,
10/25/31
4,158,764            4,320,740
Trust 2001-70, Cl. LR, 6%,
9/25/30
965,980              979,996
Trust 2001-72, Cl. NH, 6%,
4/25/30
701,922              707,308
Trust 2001-74, Cl. PD, 6%,
5/25/30
296,431              298,821
Trust 2002-77, Cl. WF, 3.66%, 12/18/32
2                                                  1,181,834
1,189,736
Trust 2003-10, Cl. HP, 5%,
2/25/18
3,670,000            3,751,727
Trust 2003-17, Cl. EQ, 5.50%,
3/25/23
6,305,000            6,586,433
Trust 2003-23, Cl. EQ, 5.50%,
4/25/23
8,316,000            8,677,740
Trust 2003-28, Cl. KG, 5.50%,
4/25/23
1,074,000            1,133,734
Trust 2003-81, Cl. PA, 5%,
2/25/12
112,361              112,180
Trust 2004-101, Cl. BG, 5%,
1/25/20
2,417,000            2,473,356
Trust 2005-71, Cl. DB, 4.50%, 7/25/05
4                                                   1,170,000
1,134,900
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 5.026%, 4/25/32
5                                                    643,980
46,125
Trust 2002-47, Cl. NS, 1.647%, 4/25/32
5                                                  2,516,681
249,938
Trust 2002-51, Cl. S, 1.873%, 8/25/32
5                                                   2,310,856
231,794
Trust 2002-77, Cl. IS, 4.035%, 12/18/32
5                                                 1,097,151
122,342
Trust 2005-71, Cl. SA, 7/25/25
4,5
6,950,000              423,516
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 1.12%, 6/1/23
5
3,748,558              660,833
                        Trust 240, Cl. 2, 2.55%, 9/1/23
5
4,363,357              787,305
Trust 252, Cl. 2, (1.734)%, 11/1/23
5                                                     3,004,149
574,861

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 254, Cl. 2, 1.651%, 1/1/24
5                                                     $  1,479,847
$      272,911
Trust 273, Cl. 2, 3.068%, 7/1/26
5
883,852              156,928
Trust 301, Cl. 2, (5.605)%, 4/1/29
5                                                      2,409,888
412,138
Trust 303, Cl. IO, (13.206)%, 11/1/29
5                                                     311,076
57,475
Trust 319, Cl. 2, (3.36)%, 2/1/32
5
938,046              167,680
Trust 321, Cl. 2, (5.72)%, 3/1/32
5
5,427,576              986,667
                        Trust 322, Cl. 2, 1.65%, 4/1/32
5
9,410,684            1,559,917
Trust 324, Cl. 2, (9.19)%, 6/1/32
5
4,876,209              862,186
Trust 329, Cl. 2, (0.561)%, 1/1/33
5                                                      3,986,936
704,963
Trust 331, Cl. 9, (6.031)%, 12/1/32
5                                                     2,747,925
472,898
Trust 333, Cl. 2, (1.42)%, 3/1/33
5
5,195,517              933,008
Trust 334, Cl. 17, (4.492)%, 2/1/33
5                                                       383,076
62,324
Trust 338, Cl. 2, (2.837)%, 6/1/33
5                                                      1,567,360
281,708
Trust 346, Cl. 2, 9.24%, 12/1/33
5
4,630,125              812,312
Trust 2001-81, Cl. S, 5.117%, 1/25/32
5                                                   1,021,865
104,861
Trust 2002-52, Cl. SD, (1.38)%, 9/25/32
5                                                 2,873,886
312,534
Trust 2002-77, Cl. SH, 9.708%, 12/18/32
5                                                 1,295,317
138,372
Trust 2003-4, Cl. S, 18.483%, 2/25/33
5                                                   2,816,384
277,044
Trust 2004-54, Cl. DS, 8.941%, 11/25/30
5                                                   443,749
36,192
Trust 2005-6, Cl. SE, 15.541%, 2/25/35
5                                                  6,141,130
373,323
Trust 2005-19, Cl. SA, 14.04%, 3/25/35
5                                                 31,952,129
1,990,420
Trust 2005-40, Cl. SA, 18.084%, 5/25/35
5                                                 6,108,403
375,030
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 8.765%, 9/25/23
6                                        1,042,773              915,854

---------------

449,884,604

-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
3.75%, 7/20/25-7/20/27
2
41,008               41,714
7%,
7/15/09
29,115               30,206
8%,
9/15/05-10/15/06
13,586               13,818
8.50%,
8/15/17-12/15/17
416,457              453,390
9%,
2/15/09-6/15/09
19,790               20,950
10%,
11/15/09
22,767               24,423
10.50%,
12/15/17-5/15/21
39,896               45,633
11%,
10/20/19
75,233               83,550
12%,
5/15/14
361                  421
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 2.354%, 1/16/27
5                                                 2,404,907
225,492
Series 2002-15, Cl. SM, (2.418)%, 2/16/32
5                                               2,386,871              209,254
Series 2002-76, Cl. SY, 1.396%, 12/16/26
5                                                  970,806
93,095
Series 2004-11, Cl. SM, (2.233)%, 1/17/30
5                                                 373,110               30,895

---------------

1,272,841

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

NON-AGENCY--12.9%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.691%, 11/13/29
2                                            $    800,000       $      849,544
-------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.657%, 4/14/29
5              41,727,021            1,432,155
-------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%,
12/10/42
2,160,000            2,168,421
Series 2005-2, Cl. A4, 4.783%,
7/10/42
3,980,000            4,048,406
Series 2005-3, Cl. A2, 4.501%, 7/10/43
4                                                  3,330,000
3,350,813
-------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32
3,179,007            3,223,435
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32
2,645,989            2,712,967
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34
1,353,003            1,352,993
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34
2                                                   184,125
184,053
Series 2005-E, Cl. 2A2, 4.994%,
6/25/35
1,053,919            1,054,528
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%,
2/11/41                                    1,210,000            1,243,857
-------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.738%, 6/22/24
5                            8,843,689              355,362
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.494%, 10/25/34
2                                               1,837,097            1,839,004
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34
6,502,379            6,694,026
-------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.906%, 3/13/28
2                                                  227,124
228,909
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35            1,762,181            1,857,172
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%,
7/10/39
1,730,000            1,742,326
Series 2005-CA, Cl. A3, 4.578%,
6/10/48
1,000,000            1,008,268
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%,
12/10/41
1,410,000            1,420,673
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%,
7/15/29                        1,215,849            1,270,371
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                       1,850,000            1,850,605
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28
1,609,959            1,588,911
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                  1,100,000
1,113,828
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.495%, 12/25/34
1,2                                               2,522,493
2,516,475
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42 800,000
807,294

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32 $ 5,000,000 $ 5,634,064
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.885%, 2/18/30
5                 11,827,898              353,957
-------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24
1                                                   253,635
220,593
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%,
7/25/34
3,765,306            3,844,553
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34
2                                      3,427,696            3,433,020
-------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32
4                                                   7,628,105
7,775,904
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30
3                                                 2,010,000
2,134,627
-------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%,
1/25/33
2,786,573            2,824,766
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 5.682%, 5/18/32
5                247,279,808              923,541
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%,
10/15/41
2,800,000            2,809,364
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                                  3,560,000
3,626,751
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.69%, 5/25/35
2                      4,048,493            4,060,089
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%, 1/25/35
2                                                 2,312,269
2,312,911
Series 2004-N, Cl. A10, 3.803%, 8/25/34
1                                                 2,461,410
2,464,278
Series 2004-W, Cl. A2, 4.611%, 11/25/34
2                                                 1,204,841
1,202,728

---------------

89,535,542

-------------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (7.37)%, 10/23/17
5                              21,005                4,699
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 2.10%, 10/23/17
6                                31,088               28,542

---------------

33,241

-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.2%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32
6,502,079            6,644,312
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                        2,763,130            2,495,495

---------------

9,139,807

---------------
Total Mortgage-Backed Obligations (Cost
$550,939,700)
549,866,035

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--17.3% Fannie Mae Unsec. Nts., 3.58%, 1/31/07
7                                               $  9,150,000       $
8,614,579
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%,
7/12/10
12,399,000           12,453,593
6.625%, 9/15/09
3
3,435,000            3,785,329
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%,
6/2/06
6,600,000            6,551,054
3.75%,
5/17/07
1,290,000            1,286,658
6.625%,
9/15/09
7,630,000            8,415,699
7.25%,
5/15/30
2,180,000            3,036,603
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%,
6/15/35
3,718,000            3,739,505
5.375%, 11/13/08
3
2,000,000            2,091,578
Series A, 6.79%,
5/23/12
14,531,000           16,846,384
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds: 4.375%, 8/15/12
3
125,000              129,678
5.375%, 2/15/31
3
824,000              972,578
5.50%, 8/15/28
3,8
13,654,000           16,083,456
8.875%, 8/15/17
3
6,664,000            9,687,530
STRIPS, 2.99%, 2/15/10
3,7
2,490,000            2,102,815
STRIPS, 3.38%, 2/15/11
3,7
4,621,000            3,747,834
STRIPS, 3.86%, 2/15/13
7
1,520,000            1,128,980
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.: 3.625%, 6/15/10
3
4,527,000            4,508,611
3.75%,
3/31/07
7,420,000            7,433,623
4%, 3/15/10-2/15/15
3
13,300,000           13,395,466
4.875%,
2/15/12
5,000,000            5,311,720
5.75%, 8/15/10
3
715,000              781,669

---------------
Total U.S. Government Obligations (Cost
$130,050,607)
132,104,942

-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.3%
United Mexican States Nts., 7.50%, 1/14/12 3 (Cost
$2,388,794)                            2,370,000            2,693,505

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--30.7%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Delphi Corp., 6.55% Nts.,  6/15/06
3                                                      1,707,000
1,668,593
-------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B,
5/15/09                                      2,660,000            2,752,807
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05
3                                            1,073,000            1,074,610

---------------

5,496,010

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

AUTOMOBILES--1.9% DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts.,
9/1/09                                                              $
1,850,000       $    2,015,579
8% Nts.,
6/15/10
950,000            1,074,936
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts.,
1/25/07
2,050,000            2,065,469
7.375% Nts.,
10/28/09
620,000              606,405
7.60% Nts.,
8/1/05
1,195,000            1,197,700
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06
3
1,840,000            1,841,840
7.50% Nts.,
7/15/05
3,330,000            3,331,462
-------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10
3                                                  2,860,000
2,737,972

---------------

14,871,363

-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11                                       1,590,000            1,846,618
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts.,
5/1/07                            2,240,000            2,352,000
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts.,
4/15/06                                         3,594,000            3,714,025

---------------

7,912,643

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts.,
5/15/11                                   1,685,000            1,794,525
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14 1,660,000 1,725,117
-------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13
3                                             1,535,000            1,633,794
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                                  1,685,000
1,819,800

---------------

6,973,236

-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.4%
AOL Time Warner, Inc., 7.70% Debs.,
5/1/32                                                1,980,000
2,512,818
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                         3,070,000            3,303,173
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts.,
8/15/09                                       395,000              442,976
-------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09
9                                     1,740,000            1,883,959
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13
3                                     1,720,000            1,602,249
-------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs.,
2/1/12                                  3,400,000            4,336,074
-------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts.,
5/1/12                                 1,037,000            1,342,329
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts.,
10/15/06
433,000              424,753
3.50% Sr. Unsec. Nts.,
10/15/07
2,255,000            2,206,682

---------------

18,055,013

-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts.,
9/1/08                         2,165,000            2,310,287

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

MULTILINE RETAIL Continued
J.C. Penney Co., Inc., 7.40% Nts., 4/1/37
3                                            $  2,095,000       $    2,273,075
-------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts.,
7/15/07
1,221,000            1,213,145
7.90% Unsec. Debs.,
10/15/07
1,095,000            1,170,259

---------------

6,966,766

-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07
1
2,095,000            2,198,604
9.55% Unsub. Nts., 12/15/08
2
507,000              585,011

---------------

2,783,615

-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc.:
8% Sr. Unsec. Debs.,
5/1/31
1,440,000            1,751,096
8.70% Sr. Unsec. Debs.,
5/1/30
743,000              964,655
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                          1,275,000
1,598,186
-------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                                 2,545,000
2,720,284
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09
1,10,11                                         476,601                   --
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                             3,060,000
3,084,330

---------------

10,118,551

-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
ConAgra Foods, Inc., 6% Nts.,
9/15/06
1,615,000            1,642,975
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                                2,515,000
2,495,499
-------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts.,
6/1/07
3,835,000            3,911,363

---------------

8,049,837

-------------------------------------------------------------------------------------------------------------------------
ENERGY--0.8%
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.8%
Chesapeake Energy Corp., 7.50% Sr. Nts.,
6/15/14                                          1,665,000
1,814,850
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts.,
9/1/12                                        1,650,000            1,820,178
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                     1,195,000            1,308,525
-------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13
9                   1,542,750            1,490,659

---------------

6,434,212

-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts.,
8/15/13                               3,300,000            3,500,366
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts.,
3/15/35                                                 2,490,000
2,564,852

---------------

6,065,218

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS--1.0%
Bank of America Corp., 4.875% Sr. Unsec. Nts.,
1/15/13                                 $     41,000       $       42,124
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond
12                                               2,950,000
3,013,425
-------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts.,
12/15/14                                          2,770,000
2,816,752
-------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                               216,000
237,568
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts.,
10/15/08
1,680,000            1,672,195
7.75% Unsec. Sub. Nts.,
5/1/10
150,000              172,367

---------------

7,954,431

-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts.,
7/15/13                                        3,475,000            3,486,002
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
American Express Centurion Bank, 4.375% Nts.,
7/30/09                                     1,155,000            1,164,471
-------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
4/2/12                                     1,325,000            1,556,095
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts.,
6/15/32                                         2,995,000            3,587,558
-------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                             1,500,000
1,477,940
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts.,
9/1/12                            3,195,000            3,404,550
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts.,
2/1/08                                           2,030,000
2,168,710
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts.,
2/15/08                                        325,000              344,558
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F,
3/15/12                                             2,630,000
3,069,660
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C,
2/3/14                           3,415,000            3,504,685
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts.,
4/1/12
1,610,000            1,792,463

---------------

22,070,690

-------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08
9                                635,000              637,384
-------------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts.,
7/30/07                                        860,000              850,259
-------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10
9                                      2,487,000            2,895,241
-------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds,
8/1/33                              2,005,000            1,917,446
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15
3
1,230,000            1,250,719
-------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts.,
7/1/12                                   1,430,000            1,546,601
-------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23
9                               2,675,000            3,543,530
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25                                   2,670,000            3,572,027
-------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts.,
3/15/08                         2,320,000            2,285,757

---------------

18,498,964

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07
3
560,000              585,076
8.10% Unsec. Nts.,
8/1/10
1,890,000            2,180,281

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

REAL ESTATE Continued
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B,
1/15/09                       $  2,645,000       $    2,640,501
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts.,
8/15/14                                           1,625,000
1,708,408
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13
3
1,335,000            1,391,107
5.625% Unsec. Unsub. Nts.,
8/15/14
1,295,000            1,352,959
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
6/15/07                                 3,160,000            3,222,344

---------------

13,080,676

-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50% Nts., Series A,
6/15/10                                1,970,000            1,969,724
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                               3,200,000
3,267,290
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts.,
1/15/11
1,240,000            1,391,454
7.40% Unsec. Nts.,
5/15/07
2,505,000            2,643,479
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                   736,000
755,458
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds,
3/15/15                                             853,000
872,790

---------------

8,930,471

-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07
3                                             503,000              516,695
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs.,
5/1/16
1,070,000            1,332,442
8.50% Bonds,
12/1/29
645,000              934,399
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts.,
2/15/11                                          2,040,000
2,309,870
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts.,
7/15/05
224,000              224,153

---------------

5,317,559

-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07
3,490,000            3,400,485
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                       1,570,000            1,656,350
-------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts.,
5/15/09
3,165,000            3,429,464
7% Sr. Nts.,
7/15/28
700,000              814,372

---------------

5,900,186

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                 $  2,225,000
$    2,255,098
6.75% Sr. Unsub. Nts.,
2/15/11
1,140,000            1,267,006

---------------

3,522,104

-------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07
1,10,11          171,000              149,625
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09
3                                         434,000              434,036
-------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08
1,795,000            1,898,925

---------------

2,332,961

-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07
1,10,11                  200,000              110,000
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts.,
6/1/20                              85,000              126,697
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
Ford Motor Credit Co., 6.25% Unsec. Nts.,
12/8/05                                         1,557,000            1,564,643
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
British Telecommunications plc, 8.875% Bonds,
12/15/30                                    1,520,000            2,152,288
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11
3                                    1,029,000            1,153,766
-------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                     2,070,000            2,401,482
-------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11
2
1,600,000            1,858,923
8.75% Sr. Unsec. Nts., 3/1/31
2
520,000              727,259
-------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                                 2,140,000
2,986,289
-------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10
9                                       1,600,000            1,606,656

---------------

12,886,663

-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts.,
5/1/12                              2,350,000            2,819,441
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.5%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B,
9/1/10
2,020,000            2,243,673
8.125% Unsec. Nts., Series B,
7/15/05
840,000              840,884
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts.,
4/1/12                                  2,375,000            2,682,814
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                                 1,425,000            1,643,568

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES Continued
DTE Energy Co., 6.45% Sr. Unsub. Nts.,
6/1/06                                          $  1,035,000       $
1,056,382
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06
3                                               1,260,000            1,282,003
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                                1,455,000
1,784,300
-------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08
1,2                              1,435,000            1,553,388
-------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts.,
10/1/12                          3,015,000            3,207,312
-------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10
9                       1,505,000            1,721,654
-------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07
1,3                                 1,810,000            1,877,875
-------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06
3                                          645,000              658,511
-------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34
3,9
2,345,000            2,314,801

---------------

22,867,165

-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                  2,260,000            2,599,784
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts.,
3/1/10                                       1,260,000            1,432,214

---------------

4,031,998

---------------
Total Corporate Bonds and Notes (Cost
$230,833,983)
234,746,949

SHARES
-------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--0.0%
Chesapeake Energy
Corp.
181                4,127
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares
1,11,13                                     25                   --

---------------
Total Common Stocks (Cost
$109)
4,127

UNITS
-------------------------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07
1,11                                                50                   --
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05
1,11                                            300                    3
-------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09
1,11
1,063                   11
-------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05
1,11                                              1,980                   --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08
9,11                                       150                   --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07
1,11                                       200                   --
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp. 7/8/05
11                                                 34                   --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10
11                                                   2,028
750

---------------
Total Rights, Warrants and Certificates (Cost
$25,015)                                                               764

PRINCIPAL                VALUE

AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--3.2%
Undivided interest of 1.97% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $24,376,167 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a value of $1,260,871,334 (Cost $24,374,000) $ 24,374,000 $ 24,374,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost
$1,033,712,885)
1,037,558,426

-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.5%
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.7%
Trust Money Market Securities, Series A-2, 3.295%, 7/15/05
14                             2,000,000            2,000,000
-------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.48%, 9/15/05
14                                            3,000,000            3,000,000

---------------

5,000,000

-------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.5%
Allstate Life Insurance, 3.301%, 7/1/05
14                                                2,000,000
2,000,000
-------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 3.31%, 7/29/05
14                                          2,000,000            2,000,000

---------------

4,000,000

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.6%
Undivided interest of 0.19% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,386,667) with
Nomura Securities, 3.48%, dated 6/30/05, to be repurchased at $7,464,929 on
7/1/05, collateralized by U.S. Agency Mortgages, 0.00%--5.959%, 1/15/18--4/1/42,
with a value of $4,160,000,001 14 7,464,207 7,464,207
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.63% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,385,278) with
Nomura Securities, 3.4675%, dated 6/30/05, to be repurchased at $25,002,408 on
7/1/05, collateralized by U.S. Agency Mortgages, 0.00%--5.959%, 1/15/18--4/1/42,
with a value of $4,160,000,001 14 25,000,000 25,000,000
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,048,611)
with WAMU Capital Corp., 3.50%, dated 6/30/05, to be repurchased at
$10,000,972 on 7/1/05, collateralized by U.S. Agency Mortgages,
2.95%--8%, 3/1/17--4/1/44, with a value of $510,000,000
14                               10,000,000           10,000,000

---------------

42,464,207

-------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 3.618%, 7/1/05
14
4,000,000            4,000,000
-------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.2%
American Express Credit Corp., 3.262%, 7/18/05
14                                         1,901,330            1,901,330

---------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost
$57,365,537)
57,365,537

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
VALUE

SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$1,091,078,422)                                             143.3%
$1,094,923,963
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                                         (43.3)
(330,803,265)

----------------------------------
NET
ASSETS
100.0%      $  764,120,698

==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $29,405,936, which represents
3.85% of the Fund's net assets, none of which is considered restricted. See Note
7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security--See Note 8 of Notes to Financial
Statements.

4. When-issued security or forward commitment to be delivered and settled after
June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,753,847 or 2.72% of the Fund's net assets as of June 30, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $1,398,267 or 0.18% of the Fund's net assets as of
June 30, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,593,927. See Note 5 of Notes to Financial
Statements.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $16,093,884 or 2.11% of the Fund's net assets as of June 30, 2005.

10. Issue is in default. See Note 1 of Notes to Financial Statements.

11. Non-income producing security.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Received as the result of issuer reorganization.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial
Statements.

                          OPPENHEIMER INTEGRITY FUNDS

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 16(1) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1) (i) Amended and Restated Declaration of Trust dated October 14, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 43, 12/23/04, and incorporated herein by reference.

         (ii) Amendment dated December 23, 2004 to the Amended and Restated
Declaration of Trust: Previously filed with Registrant's Post-Effective
Amendment No. 45, 3/11/05, and incorporated herein by reference.

(2) Registrant's By-Laws as amended through October 24, 2000: Previously filed with Registrants Post-Effective Amendment No. 43, 12/23/04, and incorporated herein by reference.

(3) Not Applicable.

(4) Not Applicable.

(5) (i) Specimen Class A Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and
incorporated herein by reference.

         (ii) Specimen Class B Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and
incorporated herein by reference.

         (iii) Specimen Class C Share Certificate for Oppenheimer Core Bond
Fund: Previously filed with Registrant's Post-Effective Amendment No. 40,
4/29/02, and incorporated herein by reference.

         (iv) Specimen Class N Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and
incorporated herein by reference.

(6) Amended and Restated Investment Advisory Agreement dated January 1, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 45, 3/11/05, and
incorporated herein by reference.

(7) (i) General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 17, 2/26/93, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(8) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Previously filed with Post-Effective Amendment No. 40 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(9) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer
Variable Account Funds (Reg. No. 2-93177), 4/28/03, and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(10) (i) Amended and Restated Service Plan and Agreement for Class A shares dated April 26, 2004: Previously filed with Registrant's Post-Effective
Amendment No. 45, 3/11/05, and incorporated herein by reference.

         (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated February 24, 1998: Previously filed with Registrant's
Post-Effective Amendment No. 34, 2/25/99, and incorporated herein by reference.

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated February 23, 2004: Previously filed with Registrant's
Post-Effective Amendment No. 45, 3/11/05, and incorporated herein by reference.

         (iv) Distribution and Service Plan and Agreement for Class N shares dated October 24, 2000: Previously filed with Registrant's Post-Effective
Amendment No. 41, 2/25/03, and incorporated herein by reference.

         (v) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(11) Opinion and Consent of Counsel: To be filed by Amendment.

(12) Tax Opinion: To be filed by Amendment.

(13) Not Applicable.

(14) (i) Consent of Deloitte & Touche LLP: Filed herewith.

         (ii) Consent of Ernst & Young LLP: Filed herewith.

(15) Not Applicable.

(16) Powers of Attorney dated December 13, 2004 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds, 2/25/05, and
incorporated herein by reference.

(17) Not Applicable.

Item 17. - Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the
reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                    SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 2nd day of December, 2005.

                                                     Oppenheimer Integrity Funds, on behalf of its series,
                                                     Oppenheimer Core Bond Fund

                                                     By:  /s/ John V. Murphy*
                                                     ---------------------------------------------
                                                     John V. Murphy, President,
                                                     Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                Title                                     Date

/s/ William L. Armstrong*                 Chairman of the                           December 2, 2005
---------------------------               Board of Trustees
William L. Armstrong

/s/ John V. Murphy*                       President, Principal                      December 2, 2005
------------------------                  Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*                      Treasurer, Principal                      December 2, 2005
-------------------------                 Financial &
Brian W. Wixted                           Accounting Officer

/s/ Robert G. Avis*                       Trustee                                   December 2, 2005
---------------------
Robert G. Avis

/s/ George Bowen*                         Trustee                                   December 2, 2005
----------------------
George Bowen

/s/ Edward Cameron*                       Trustee                                   December 2, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*                        Trustee                                   December 2, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*                         Trustee                                   December 2, 2005
---------------------
Sam Freedman

/s/ Beverly L. Hamilton*                  Trustee                                   December 2, 2005
-------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                     Trustee                                   December 2, 2005
-----------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*             Trustee                                   December 2, 2005
----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                                            OPPENHEIMER INTEGRITY FUNDS

                                      Registration Statement No. ___________

                                                   EXHIBIT INDEX

Exhibit No.           Description

14(i)                 Consent of Independent Registered Public Accounting Firm

14(ii)                Consent of Independent Registered Public Accounting Firm